Filed with the Securities and Exchange Commission on December 19, 2019
REGISTRATION NO. 333-230983
INVESTMENT COMPANY ACT NO. 811-07325
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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 3
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 176
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(602) 385-7854
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 30, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE

In addition to the amended prospectus and statement of additional information filed herein, the form of rate sheet supplement that was declared effective on August 9, 2019 will continue to be used with the amended prospectus, and the rate sheet will bear such updated rate information as the registrant files under Rule 497 for the period of the rate sheet.
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PRUCO LIFE INSURANCE COMPANY
A Prudential Financial Company
751 Broad Street, Newark, NJ 07102-3777

PRUDENTIAL MyRockSM ADVISOR VARIABLE ANNUITY
Flexible Premium Deferred Annuity Offering Optional Living Benefit and Optional Death Benefit
PROSPECTUS: August 19, 2019, as amended December 31, 2019
This prospectus describes a flexible premium deferred annuity offered by Pruco Life Insurance Company (“Pruco Life,” "we," "us," "our"), which we refer to in this prospectus as the “Annuity.” This prospectus is being provided for informational or educational purposes only and does not take into account the investment objectives or financial situation of any client or prospective clients. The information is not intended as investment advice and is not a recommendation about managing or investing your retirement savings. Clients seeking information regarding their particular investment needs should contact a financial professional. The Annuity described in this prospectus may be appropriate for investors who have hired an investment advisor to provide advice about using an annuity within a larger financial plan. The Annuity has different features and benefits that may be appropriate for you based on your financial situation, your age and how you intend to use the Annuity. The Annuity may only be purchased based on a recommendation to do so by an investment advisor who has the appropriate insurance and securities licenses to do so. Your investment advisor will assist in determining whether the Annuity and its features are appropriate for you. Certain of the Investment Options and/or features may not be available in all states. Selling broker-dealer firms through which each Annuity is sold may not make available or may not recommend all the Annuities and/or benefits described in this prospectus. In addition, selling broker-dealer firms may decline to recommend to customers certain of the optional features and Investment Options offered generally under the Annuity or may impose restrictions (e.g., a lower maximum issue age for certain Annuities and/or optional benefits). Please speak to your financial professional for further details. The guarantees provided by the variable annuity contract, the optional living benefit, and the optional death benefit are the obligations of and subject to the claims paying ability of Pruco Life. Certain terms are capitalized in this prospectus. Those terms are either defined in the Glossary of Terms or in the context of the particular section. To make this Prospectus easier to read, we sometimes use different labels than are used in the Annuity. Although we use different labels, they have the same meaning in this Prospectus as in the Annuity.
IMPORTANT INFORMATION
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the annual and semi-annual shareholder reports for portfolios available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically anytime at our website www.prudential.com. You may elect to receive all future shareholder reports in paper free of charge by calling 1-888-778-2888. Your election to receive reports in paper will apply to all portfolios available under your contract.
THE SUB-ACCOUNTS
The Pruco Life Flexible Premium Variable Annuity Account is a Separate Account of Pruco Life, and is the investment vehicle in which your Purchase Payments invested in the Sub-accounts are held. Each Sub-account of the Pruco Life Flexible Premium Variable Annuity Account invests in an underlying mutual fund - see the following page for a complete list of the Sub-accounts. Until February 24, 2020, only five Sub-accounts, each of which is a Portfolio of Advanced Series Trust, are available for your elective allocation of purchase payments and Account Value. Certain Sub-accounts, available beginning on or about February 24, 2020, cannot be elected while you have an optional living benefit on your Annuity-see “Limitations With Optional Living Benefits” later in this prospectus.
PLEASE READ THIS PROSPECTUS
This prospectus sets forth information about the Annuity that you should know before investing. Please read this prospectus and keep it for future reference. If you are purchasing the Annuity as a replacement for an existing variable annuity or variable life policy, or a fixed insurance policy, you should consider any surrender or penalty charges you may incur and any benefits you may also be forfeiting when replacing your existing coverage. Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect a living benefit, a death benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
When delivered in connection with the sale of a new Annuity, this prospectus must be accompanied by the applicable Rate Sheet Prospectus Supplement setting forth the then current Income Growth Rate and Income Percentages for the Defined Income Benefit.
OTHER CONTRACTS
We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, and have fees and charges, that are different from the annuity contracts offered by this prospectus. Not every annuity contract we issue is offered through every selling broker-dealer firm. Upon request, your financial professional can show you information regarding other Pruco Life annuity contracts that he or she sells. You can also contact us to find out more about the availability of any of the Pruco Life annuity contracts. You should work with your financial professional to decide whether this annuity contract is appropriate for you based on a thorough analysis of your particular needs, financial objectives, investment goals, time horizons and risk tolerance.

PMYROCKADVPROS

AVAILABLE INFORMATION
We have also filed a Statement of Additional Information dated the same date as this prospectus that is available from us, without charge, upon your request. The contents of the Statement of Additional Information are described at the end of this prospectus – see Table of Contents. The Statement of Additional Information is incorporated by reference into this prospectus. This prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in the registration statement and the exhibits thereto. You may review and obtain copies of these materials at no cost to you by contacting us. These documents, as well as documents incorporated by reference, may also be obtained through the SEC’s Internet Website (www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC. Please see “How to Contact Us” later in this prospectus for our Service Office address. In compliance with U.S. law, Pruco Life delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
This Annuity is NOT a deposit or obligation of, or issued, guaranteed or endorsed by, any bank, and is NOT insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency. An investment in an annuity involves investment risks, including possible loss of value, even with respect to amounts held in the PSF Government Money Market Sub-account.

THIS SECURITY HAS NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. PRUDENTIAL, PRUDENTIAL FINANCIAL, PRUDENTIAL ANNUITIES AND THE ROCK LOGO ARE SERVICEMARKS OF THE PRUDENTIAL INSURANCE COMPANY OF AMERICA AND ITS AFFILIATES. OTHER PROPRIETARY PRUDENTIAL MARKS MAY BE DESIGNATED AS SUCH THROUGH USE OF THE SM OR ® SYMBOLS.

FOR FURTHER INFORMATION CALL: 1-888-PRU-2888
OR GO TO OUR WEBSITE AT WWW.PRUDENTIALANNUITIES.COM

Prospectus Dated: August 19, 2019, as amended December 31, 2019	Statement of Additional Information Dated: August 19, 2019, as amended December 31, 2019
PLEASE SEE OUR IRA, ROTH IRA AND FINANCIAL DISCLOSURE STATEMENTS
ATTACHED TO THE BACK COVER OF THIS PROSPECTUS.

VARIABLE INVESTMENT OPTIONS

Advanced Series Trust
AST BlackRock Corporate Bond Portfolio
AST PIMCO Corporate Bond Portfolio
AST Prudential Corporate Bond Portfolio
AST T. Rowe Price Corporate Bond Portfolio
AST Western Asset Corporate Bond Portfolio

American Fund Insurance Series®
American Funds Insurance Series® Asset Allocation Fund – Class 1*
American Funds Insurance Series® Blue Chip Income and Growth Fund – Class 1*
American Funds Insurance Series® Bond Fund – Class 1*
American Funds Insurance Series® Growth Fund – Class 1*
American Funds Insurance Series® Growth-Income Fund – Class 1*
American Funds Insurance Series® Ultra-Short Bond Fund – Class 1*
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund – Class 1*

BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Fund – Class I*
BlackRock Basic Value V.I. Fund – Class I*
BlackRock Capital Appreciation V.I. Fund – Class I*
BlackRock Equity Dividend V.I. Fund – Class I*
BlackRock Global Allocation V.I. Fund – Class I*
BlackRock Large Cap Focus Growth V.I. Fund – Class I*

DFA INVESTMENT DIMENSIONS GROUP INC.
DFA VA Global Moderate Allocation Portfolio*
VA Global Bond Portfolio*
VA International Small Portfolio*
VA International Value Portfolio*
VA Short-Term Fixed Portfolio*
VA U.S. Large Value Portfolio*
VA U.S. Targeted Value Portfolio*

Fidelity® Variable Insurance Products
Fidelity® Variable Insurance Products Balanced Portfolio – Initial Class*
Fidelity® Variable Insurance Products Consumer Discretionary Portfolio – Initial Class*
Fidelity® Variable Insurance Products ContrafundSM Portfolio – Initial Class*
Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio – Initial Class*
Fidelity® Variable Insurance Products Emerging Markets Portfolio – Initial Class*

Fidelity® Variable Insurance Products Financial Services Portfolio – Initial Class*
Fidelity® Variable Insurance Products Floating Rate High Income Portfolio – Initial Class*
Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Initial Class*
Fidelity® Variable Insurance Products Growth Portfolio – Initial Class*
Fidelity® Variable Insurance Products Health Care Portfolio – Initial Class*
Fidelity® Variable Insurance Products High Income Portfolio – Initial Class*
Fidelity® Variable Insurance Products Industrials Portfolio – Initial Class*
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio – Initial Class*
Fidelity® Variable Insurance Products Investment Grade Bond Portfolio – Initial Class*
Fidelity® Variable Insurance Products Mid Cap Portfolio – Initial Class*
Fidelity® Variable Insurance Products Strategic Income Portfolio – Initial Class*
Fidelity® Variable Insurance Products Technology Portfolio – Initial Class*
Fidelity® Variable Insurance Products Utilities Portfolio – Initial Class*

Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Portfolio – Class I*
ClearBridge Variable Appreciation Portfolio – Class I*
ClearBridge Variable Dividend Strategy Portfolio – Class I*
ClearBridge Variable Large Cap Growth Portfolio – Class I*
ClearBridge Variable Mid Cap Portfolio – Class I*
ClearBridge Variable Small Cap Growth Portfolio – Class I*
QS Variable Conservative Growth – Class I*
QS Variable Growth Portfolio – Class I*
QS Variable Moderate Growth – Class I*

Legg Mason Partners Variable Income Trust
Western Asset Core Plus VIT Portfolio – Class I*
Western Asset Variable Global High Yield Bond Portfolio – Class I*

MFS® Variable Insurance Trust
MFS® Growth Series – Initial Class*
MFS® Investors Trust Series – Initial Class*
MFS® Mid Cap Growth Series – Initial Class*
MFS® New Discovery Series – Initial Class*
MFS® Research Series – Initial Class*
MFS® Total Return Bond Series – Initial Class*
MFS® Total Return Series – Initial Class*

MFS® Utilities Series – Initial Class*
MFS® Value Series – Initial Class*

MFS® Variable Insurance Trust II
MFS® International Intrinsic Value Portfolio – Initial Class*
MFS® Massachusetts Investors Growth Stock Portfolio – Initial Class*
MFS® Technology Portfolio – Initial Class*

Vanguard
Vanguard Variable Insurance Fund Balanced Portfolio*
Vanguard Variable Insurance Fund Capital Growth Portfolio*
Vanguard Variable Insurance Fund Conservative Allocation Portfolio*
Vanguard Variable Insurance Fund Diversified Value Portfolio*
Vanguard Variable Insurance Fund Equity Income Portfolio*
Vanguard Variable Insurance Fund Equity Index Portfolio*
Vanguard Variable Insurance Fund Global Bond Index Portfolio*
Vanguard Variable Insurance Fund Growth Portfolio*
Vanguard Variable Insurance Fund High Yield Bond Portfolio*
Vanguard Variable Insurance Fund International Portfolio*
Vanguard Variable Insurance Fund Mid-Cap Index Portfolio*
Vanguard Variable Insurance Fund Moderate Allocation Portfolio*
Vanguard Variable Insurance Fund Real Estate Index Portfolio*
Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio*
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio*
Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio*
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio*

Prudential Series Funds
PSF Conservative Balanced Portfolio – Class I*
PSF Diversified Bond Portfolio – Class I*
PSF Equity Portfolio – Class I*
PSF Flexible Managed Portfolio – Class I*
PSF Global Portfolio – Class I*
PSF Government Income Portfolio – Class I*
PSF Government Money Market Portfolio – Class I*
PSF High Yield Bond Portfolio – Class I*
PSF Jennison 20/20 Focus Portfolio – Class I*
PSF Jennison Portfolio – Class I*

PSF Natural Resources Portfolio – Class I*
PSF Small Capitalization Stock Portfolio – Class I*
PSF SP International Growth Portfolio – Class I*
PSF SP Prudential U.S. Emerging Growth Portfolio – Class I*
PSF SP Small-Cap Value Portfolio – Class I*
PSF Stock Index Portfolio – Class I*
PSF Value Portfolio – Class I*

*Available beginning on or about February 24, 2020 for contracts that do not have the Defined Income Benefit in effect.

(i)

(ii)

GLOSSARY OF TERMS
We set forth here definitions of some of the key terms used throughout this prospectus. In addition to the definitions here, we also define certain terms in the section of the prospectus that uses such terms.
Account Value: The total value of all allocations to the Sub-accounts and/or the DCA MVA Option on any Valuation Day. The Account Value is determined separately for each Sub-account and for each DCA MVA Option and then totaled to determine the Account Value for your entire Annuity. The Account Value of each DCA MVA Option will be calculated using an MVA factor, if applicable.
Accumulation Period: The period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date.
Adjusted Purchase Payments: Purchase Payments we receive less any fees, charges or Tax Charges we deduct prior to allocation to the Sub-account(s) you select.
Annuitant/Joint Annuitant: The natural person(s) upon whose life annuity payments made to the Owner are based.
Annuitization: The process by which you direct us to apply the Unadjusted Account Value to one of the available annuity options to begin making periodic payments to you.
Annuity Date: The date on which we apply your Unadjusted Account Value to the applicable annuity option and begin the payout period. As discussed in the Annuity Options section, there is an age by which you must begin receiving annuity payments, which we call the “Latest Annuity Date.”
Annuity Year: The first Annuity Year begins on the Issue Date and continues through and includes the day immediately preceding the first anniversary of the Issue Date. Subsequent Annuity Years begin on the anniversary of the Issue Date and continue through and include the day immediately preceding the next anniversary of the Issue Date.
Beneficiary(ies): The natural person(s) or entity(ies) designated as the recipient(s) of the Death Benefit or to whom any remaining period certain payments may be paid in accordance with the annuity payout options section of this Annuity.
Beneficiary Annuity: You may purchase an Annuity if you are a Beneficiary of an account that was owned by a decedent, subject to the requirements discussed in this prospectus. You may transfer the proceeds of the decedent’s account into the Annuity described in this prospectus and continue receiving the distributions that are required by the tax laws. This transfer option is only available for purchase of an IRA, Roth IRA, or a nonqualified Beneficiary Annuity.
Benefit Effective Date: The date on which an optional living or death benefit is issued for your Annuity. Your Annuity may have more than one Benefit Effective Date if your Annuity has an optional living benefit and an optional death benefit. If you elect an optional benefit more than once, each election has a Benefit Effective Date and only the Benefit Effective Date for a benefit then in effect is applicable.
Benefit Year: The first Benefit Year begins on the Benefit Effective Date and continues through and includes the day immediately preceding the first anniversary of the Benefit Effective Date. Subsequent Benefit Years begin on the anniversary of the Benefit Effective Date and continue through and include the day immediately preceding the next anniversary of the Benefit Effective Date. For tax qualified contracts with the Defined Income Benefit, once the first Lifetime Withdrawal has been taken, the next Benefit Year will begin on the first Valuation Day of the following calendar year. Each subsequent Benefit Year will then correspond to the calendar year. For nonqualified contracts with the Defined Income Benefit, once the first Lifetime Withdrawal has been taken, the next Benefit Year begins on the date the next Annuity Year begins. Each subsequent Benefit Year will then correspond to the Annuity Year.
Code: The Internal Revenue Code of 1986, as amended from time to time and the regulations promulgated thereunder.
Defined Income Benefit: An optional living benefit available for this Annuity for an additional charge. The Defined Income Benefit can provide a guaranteed amount of income as described in the section of this prospectus entitled “Defined Income Benefit.”
Dollar Cost Averaging (“DCA”) MVA Option: An Investment Option that offers a fixed rate of interest for a specified period. The DCA MVA Option is used only with our 6 or 12 Month Dollar Cost Averaging Program, under which the Purchase Payments that you have allocated to that DCA MVA Option are transferred to the designated Sub-accounts over a 6 month or 12 month period. Withdrawals or transfers from the DCA MVA Option will be subject to a Market Value Adjustment if made other than pursuant to the 6 or 12 Month DCA Program.
Due Proof of Death: Due Proof of Death is satisfied when we receive all of the following in Good Order: (a) a death certificate or similar documentation acceptable to us; (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds (representations may include, but are not limited to, trust or estate paperwork (if needed); consent forms (if applicable); and claims forms from at least one beneficiary); and (c) any applicable election of the method of payment of the death benefit, if not previously elected by the Owner, by at least one Beneficiary.
Excess Income: All or any portion of a Lifetime Withdrawal under the Defined Income Benefit that causes cumulative withdrawals to exceed the Guaranteed Income Amount in any Benefit Year. Each withdrawal of Excess Income proportionally reduces the Guaranteed Income Amount for future years.
Free Look: The right to examine your Annuity, during a limited time period, to decide if you want to keep it or cancel it. The length of this time period, and the amount of refund, depends on applicable law and thus may vary by state. In addition, there is a different Free Look period that applies if your Annuity is held within an IRA or if your Annuity was sold to you as a replacement of a life insurance policy or another annuity contract. In your Annuity contract, your Free Look right is referred to as your “Right to Cancel.”

Fund Access Charge: A charge we impose on Account Value invested in certain Sub-accounts associated with funds that do not provide us with adequate revenue. This fee is assessed daily as part of the daily Accumulation Unit Value calculation. See “Fees, Charges and Deductions - Fund Access Charge” for further details, including a list of the Sub-accounts for which the Company currently imposes the fee.
Guaranteed Income Amount (GIA): If the Defined Income Benefit is in effect for your Annuity, this is the amount of annual income you are eligible to receive for life under the Guaranteed Income Amount Option described in the section of this prospectus entitled “Defined Income Benefit.” The initial GIA is determined by multiplying the applicable Income Percentage by the Account Value on the Benefit Issue Date. The GIA is redetermined each time a Purchase Payment is allocated to the Annuity, and following each Non-Lifetime withdrawal and each withdrawal of Excess Income.
Guarantee Period: The period of time during which we credit a fixed rate of interest to the DCA MVA Option.
Good Order: Good Order is the standard that we apply when we determine whether an instruction is satisfactory. An instruction will be considered in Good Order if it is received at our Service Office: (a) in a manner that is satisfactory to us such that it is sufficiently complete and clear that we do not need to exercise any discretion to follow such instruction and complies with all relevant laws and regulations; (b) on specific forms, or by other means we then permit (such as via telephone or electronic submission); and/or (c) with any signatures and dates as we may require. We will notify you if an instruction is not in Good Order.
Income Growth Rate: The rate of return, based on a simple interest calculation, credited to your Guaranteed Income Amount under the optional Defined Income Benefit until your first Lifetime Withdrawal. The Income Growth Rate for Purchase Payments made on the effective date of the Defined Income Benefit is the rate shown in the Schedule Supplement for the benefit in effect on that date. A different Income Growth Rate may apply to subsequent Purchase Payments or when the Defined Income Benefit is terminated and then is reelected on a different date if permitted by our rules.
Income Percentage: The percentage applied under the optional Defined Income Benefit to determine the Guaranteed Income Amount associated with each Purchase Payment when it is allocated to the Annuity. The percentage is based on the attained age of the Designated Life, or the younger of the Spousal Designated Lives, as applicable, on the date each Purchase Payment is allocated to the Annuity. The Income Percentage for Purchase Payments made on the effective date of the Defined Income Benefit is the applicable percentage shown in the Schedule Supplement for the benefit in effect on that date. A different Income Percentage may apply to subsequent Purchase Payments or when the Defined Income Benefit is terminated and then is reelected on a different date if permitted.
Investment Option: A Sub-account or DCA MVA Option available as of any given time to which Account Value may be allocated.
Issue Date: The effective date of your Annuity.
Key Life: Under the Beneficiary Annuity, the person whose life expectancy is used to determine the required distributions.
Lifetime Withdrawals: Amounts withdrawn under the Defined Income Benefit that provide the Guaranteed Income Amount each year until the death of the Designated Life or the last death of the Spousal Designated Lives, as applicable, regardless of the performance of your Account Value subject to our rules regarding the timing and amount of withdrawals. Once you have taken your first Lifetime Withdrawal from the Annuity, all further withdrawals are deemed to be Lifetime Withdrawals.
Net Purchase Payments: The sum of your Purchase Payments less any withdrawals or other distributions, including Required Minimum Distributions from the Annuity since the Issue Date.
Non-Lifetime Withdrawal: A withdrawal from your Annuity that you designate as a Non-Lifetime Withdrawal.
Market Value Adjustment (“MVA”): A positive or negative adjustment used to determine the Account Value in the DCA MVA Option.
Maturity Date: With respect to the DCA MVA Option, the last day in a Guarantee Period.
Owner: With an Annuity issued as an individual annuity contract, the Owner is either an eligible entity or person named as having ownership rights in relation to the Annuity.
Permitted Sub-accounts: The sub-accounts, as determined by us, to which you can allocate amounts if you elect an optional living benefit.
Portfolio: An underlying mutual fund in which a Sub-Account of the Separate Account invests.
Purchase Payment: A cash consideration in currency of the United States of America given to us in exchange for the rights, privileges, and benefits of the Annuity.
Return of Adjusted Purchase Payments Death Benefit: An optional benefit that, for an additional charge, replaces the basic death benefit provided by the Annuity.
Required Minimum Distribution: The annual distribution that must be taken from an IRA, other than a Roth IRA, or a qualified plan during the life of the Owner. The Required Minimum Distribution will be computed based on Internal Revenue Code requirements (including Internal Revenue Service guidance).
Separate Account: Refers to the Pruco Life Flexible Premium Variable Annuity Account, which holds assets associated with annuities issued by Pruco Life Insurance Company. Separate Account assets held in support of the annuities are kept separate from all our other assets and may not be charged with liabilities arising out of any other business we may conduct.

Service Office: The place to which all requests and payments regarding the Annuity are to be sent. We may change the address of the Service Office at any time and will notify you in advance of any such change of address. Please see “How to Contact Us” later in this prospectus for the Service Office address.
Sub-Account: A division of the Separate Account.
Surrender Value: The Account Value (which includes the effect of any MVA) less any applicable tax charges and any Annual Maintenance Fee.
Unadjusted Account Value: The Unadjusted Account Value is equal to the Account Value before application of any MVA.
Unit: A share of participation in a Sub-account used to calculate your Unadjusted Account Value prior to the Annuity Date.
Unit Value: Each Variable Sub-Account has a separate value for its Units (this is analogous to, but not the same as, the share price of a mutual fund).
Valuation Day: Every day the New York Stock Exchange is open for trading or any other day the Securities and Exchange Commission requires mutual funds or unit investment trusts to be valued, not including any day: (1) trading on the NYSE is restricted; (2) an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or (3) the SEC, by order, permits the suspension or postponement for the protection of security holders.
we, us, our: Pruco Life Insurance Company.
you, your: The Owner(s) shown in the Annuity.

SUMMARY OF CONTRACT FEES AND CHARGES
The following tables describe the fees and expenses you will pay when buying, owning and surrendering the Annuity. No surrender charges apply to the Annuity. More information about these fees and charges appears later in this prospectus. See "Fees and Charges and Deductions."
The first table describes fees and expenses that you will pay at the time you transfer Account Value between Investment Options. State premium taxes also may be deducted.

ANNUITY OWNER TRANSACTION EXPENSES

Transfer Fee[1] (Currently, after the 20th transfer each Annuity Year)	$10
Tax Charge	0% - 3.5%

1	Transfers in connection with one of our systematic programs (such as rebalancing) do not count toward the 20 transfers in an Annuity Year.
The following tables describe the periodic fees and charges you will pay when you own the Annuity, not including the underlying Portfolio fees and expenses.

PERIODIC FEES AND CHARGES (as a percentage of Unadjusted Account Value)
Annual Maintenance Fee[2]	Lesser of $50 or 2%

ANNUALIZED INSURANCE FEES/CHARGES (as a percentage of the net assets of the Sub-accounts)

Mortality & Expense Risk Charges[3]
Level 1: Net Purchase Payments Less than $1,000,000	0.25%
Level 2: Net Purchase Payments $1,000,000 and more	0.10%
Administration Charge	0.15%
Total Annualized Insurance Fees and Charges[4]	0.40%

2	Only applicable if the sum of the Purchase Payments at the time the fee is due is less than $100,000.

3	Any transactions that impact Net Purchase Payments and cause a change in the applicable Insurance Charge level will cause that change in level on the Valuation Day on which the transactions occur.

4
The Insurance Charge is a combination of the Mortality & Expense Risk Charge and the Administration Charge. The Total Annualized Fees and Charges shown above is based on the Mortality and Expense Risk Charge for Level 1. If Net Purchase Payments were in a different level at any time during an Annuity Year, the total would be lower. We reserve the right to limit total Purchase Payments and restrict the ability to make additional Purchase Payments. See “Initial Purchase Payments” and “Additional Purchase Payments” later in this prospectus. Additional charges apply if you elect optional benefits or allocate Purchase Payments or transfer Account Value to a Sub-account for which we assess a Fund Access Charge. See the tables of such charges below.

The following tables set forth the charge for each optional living and death benefit available with the Annuity, and a Fund Access Charge that applies if you allocate your Account Value to certain Sub-accounts. These charges would be in addition to those set forth in the tables above. The first two columns show the charge for each optional benefit on a maximum and current basis. Then, we show the total expenses you would pay for an Annuity if you purchased the relevant optional benefit. More specifically, we show the total charge for the optional benefit plus the Total Annualized Insurance Fees/Charges applicable to the Annuity. The Fund Access Charge is shown similarly in the second table below.

OPTIONAL BENEFIT FEES AND CHARGES (as a percentage of the net assets of the Sub-accounts)
	Maximum Benefit Charge[5]	Current Benefit Charge	Maximum Total Annualized Charge	Current Total Annualized Charge
Optional Living Benefit-Defined Income Benefit	1.50%	0.80%	1.90%	1.20%
Optional Death Benefit-Return of Adjusted Purchase Payments Death Benefit	0.10%	0.10%	0.50%	0.50%

5
The Defined Income Benefit Charge may be increased one or more times on or after the 3 rd anniversary of the Benefit Effective Date up to the maximum benefit charge shown above. We will notify you in advance of any change to the charge and you will be given an opportunity to “opt out” of any charge increase subject to certain conditions, including that the Guaranteed Income Amount will be permanently reduced by 5% on the next anniversary of the Benefit Effective Date. See “Fees, Charges and Deductions - Charges for Optional Living and Death Benefits” later in this prospectus for information about this opt out process and obtaining an estimate of the 5% reduction to the Guaranteed Income Amount. Also, if you decide to elect or re-elect the benefit after your Annuity has been issued, the charge for the benefit will equal the current charge for new Annuity Owners up to the maximum indicated.

We assess an additional charge (Fund Access Charge) for allocations to certain Sub-accounts available when you do not have the Defined Income Benefit in effect for your Annuity.

FUND ACCESS CHARGE on certain Sub-accounts (as a percentage of the net assets of the Sub-accounts)
Maximum Charge	Current Charge	Maximum Total Annualized Charge without optional benefits	Current Total Annualized Charge without optional benefits
0.70%	0.35%	1.10%	0.75%
The following table provides the range (minimum and maximum) of the total annual expenses for the underlying Portfolios available beginning August 19, 2019 and which are the Permitted Sub-accounts for the Defined Income Benefit before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES
	MINIMUM	MAXIMUM
Total Underlying Portfolio Operating Expenses	0.62%*	0.67%*

*	These expenses do not include the impact of any applicable contractual waivers and expense reimbursements and include estimates for new Portfolios.
The following table provides the range (minimum and maximum) of the total annual expenses for the underlying Portfolios available beginning on or about February 24, 2020 unless the Defined Income Benefit is in effect for the Annuity before any contractual waivers and expense reimbursements. Each figure is stated as a percentage of the underlying Portfolio's average daily net assets.

TOTAL ANNUAL UNDERLYING PORTFOLIO OPERATING EXPENSES[1]
	MINIMUM	MAXIMUM
Total Underlying Portfolio Operating Expenses	0.11%[2]	1.20%

1
The minimum and maximum total annual expenses for the underlying Portfolios do not reflect the Fund Access Charge, which we assess on investment in certain Sub-accounts. See “Fees, Charges and Deductions-Fund Access Charge” later in this prospectus for a list of the underlying Portfolios for which we assess this charge.

2	Fund Access Charge applies to allocations to this Portfolio.
The following are estimates of the total annual expenses for the current fiscal year for each new underlying Portfolio and the actual total annual expenses for the existing underlying Portfolio for the year ended December 31, 2018. Therefore, the following does not necessarily reflect the fees you may incur. The “Total Annual Portfolio Operating Expenses” reflect the combination of the underlying Portfolio’s investment management fee, other expenses, any 12b-1 fees, and certain other expenses. Each figure is stated as a percentage of the underlying Portfolio’s average daily net assets. For certain of the Portfolios, a portion of the management fee has been contractually waived and/or other expenses have been contractually partially reimbursed, which is shown in the table. The following expenses are deducted by the underlying Portfolio before it provides Pruco Life with the daily net asset value. The underlying Portfolio information was provided by the underlying mutual funds and has not been independently verified by us. See the prospectuses or statements of additional information of the underlying Portfolios for further details. The current summary prospectuses, prospectuses and statement of additional information for the underlying Portfolios can be obtained by calling 1-888-PRU-2888 or at www.prudentialannuities.com.

UNDERLYING PORTFOLIO ANNUAL EXPENSES FOR PORTFOLIOS AVAILABLE WITH THE DEFINED INCOME BENEFIT
(as a percentage of the daily net assets of the underlying Portfolios)
For the year ended December 31, 2018 (estimates for new Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST BlackRock Corporate Bond Portfolio1,2,*	0.53%	0.14%	0.00%	0.00%	0.00%	0.00%	0.67%	0.07%	0.60%
AST PIMCO Corporate Bond Portfolio1,2,*	0.53%	0.14%	0.00%	0.00%	0.00%	0.00%	0.67%	0.07%	0.60%
AST Prudential Corporate Bond Portfolio1,2,*	0.48%	0.14%	0.00%	0.00%	0.00%	0.00%	0.62%	0.02%	0.60%
AST T. Rowe Price Corporate Bond Portfolio1,2,*	0.53%	0.14%	0.00%	0.00%	0.00%	0.00%	0.67%	0.07%	0.60%
AST Western Asset Corporate Bond Portfolio1,2,*	0.53%	0.14%	0.00%	0.00%	0.00%	0.00%	0.67%	0.07%	0.60%
PSF Government Money Market Portfolio – Class I3	0.30%	0.05%	0.00%	0.00%	0.00%	0.00%	0.35%	0.00%	0.35%

1	The Portfolio commenced operations on August 19, 2019.

2
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $100 million for the Portfolio for the fiscal period ending December 31, 2019.

3	Not available for elective allocation before February 24, 2020 and any at time the Defined Income Benefit is in effect for your Annuity.
*See notes immediately below for important information about this fund.

AST BlackRock Corporate Bond Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information)  do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST PIMCO Corporate Bond Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information)  do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Prudential Corporate Bond Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information)  do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Corporate Bond Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information)  do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Corporate Bond Portfolio
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio, so that the Portfolio’s investment management fee and other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information)  do not exceed 0.60% of the Portfolio’s average daily net assets through June 30, 2021. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made, if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

UNDERLYING PORTFOLIO ANNUAL EXPENSES FOR PORTFOLIOS AVAILABLE BEGINNING ON OR ABOUT FEBRUARY 24, 2020 IF THE DEFINED BENEFIT IS NOT ELECTED
(as a percentage of the daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
American Funds Insurance Series® Asset Allocation Fund – Class 1[1]	0.27%	0.02%	0.00%	0.00%	0.00%	0.00%	0.29%	0.00%	0.29%
American Funds Insurance Series® Blue Chip Income and Growth Fund – Class 1[1]	0.39%	0.02%	0.00%	0.00%	0.00%	0.00%	0.41%	0.00%	0.41%
American Funds Insurance Series® Bond Fund – Class 1[1]	0.36%	0.02%	0.00%	0.00%	0.00%	0.00%	0.38%	0.00%	0.38%
American Funds Insurance Series® Growth Fund – Class 1[1]	0.32%	0.02%	0.00%	0.00%	0.00%	0.00%	0.34%	0.00%	0.34%
American Funds Insurance Series® Growth-Income Fund – Class 1[1]	0.26%	0.02%	0.00%	0.00%	0.00%	0.00%	0.28%	0.00%	0.28%
American Funds Insurance Series® Ultra-Short Bond Fund – Class 1[1]	0.32%	0.03%	0.00%	0.00%	0.00%	0.00%	0.35%	0.00%	0.35%
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund – Class 1[1]	0.34%	0.02%	0.00%	0.00%	0.00%	0.00%	0.36%	0.00%	0.36%
BlackRock Advantage Large Cap Core V.I. Fund – Class I*	0.46%	0.27%	0.00%	0.00%	0.00%	0.00%	0.73%	0.16%	0.57%
BlackRock Basic Value V.I. Fund – Class I*	0.60%	0.24%	0.00%	0.00%	0.00%	0.01%	0.85%	0.12%	0.73%
BlackRock Capital Appreciation V.I. Fund – Class I*	0.65%	0.28%	0.00%	0.00%	0.00%	0.01%	0.94%	0.14%	0.80%
BlackRock Equity Dividend V.I. Fund – Class I*	0.60%	0.27%	0.00%	0.00%	0.00%	0.01%	0.88%	0.21%	0.67%
BlackRock Global Allocation V.I. Fund – Class I*	0.63%	0.12%	0.00%	0.00%	0.00%	0.01%	0.76%	0.01%	0.75%

UNDERLYING PORTFOLIO ANNUAL EXPENSES FOR PORTFOLIOS AVAILABLE BEGINNING ON OR ABOUT FEBRUARY 24, 2020 IF THE DEFINED BENEFIT IS NOT ELECTED
(as a percentage of the daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
BlackRock Large Cap Focus Growth V.I. Fund – Class I*	0.65%	0.30%	0.00%	0.00%	0.00%	0.01%	0.96%	0.14%	0.82%
ClearBridge Variable Aggressive Growth Portfolio – Class I	0.75%	0.04%	0.00%	0.00%	0.00%	0.00%	0.79%	0.00%	0.79%
ClearBridge Variable Appreciation Portfolio – Class I*	0.69%	0.04%	0.00%	0.00%	0.00%	0.00%	0.73%	0.00%	0.73%
ClearBridge Variable Dividend Strategy Portfolio – Class I*	0.70%	0.06%	0.00%	0.00%	0.00%	0.00%	0.76%	0.00%	0.76%
ClearBridge Variable Large Cap Growth Portfolio – Class I*	0.70%	0.10%	0.00%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
ClearBridge Variable Mid Cap Portfolio – Class I*	0.75%	0.11%	0.00%	0.00%	0.00%	0.00%	0.86%	0.01%	0.85%
ClearBridge Variable Small Cap Growth Portfolio – Class I*	0.75%	0.08%	0.00%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
DFA VA Global Moderate Allocation Portfolio1,*	0.25%	0.01%	0.00%	0.00%	0.00%	0.24%	0.50%	0.20%	0.30%
Fidelity® Variable Insurance Products Balanced Portfolio – Initial Class	0.39%	0.10%	0.00%	0.00%	0.00%	0.00%	0.49%	0.00%	0.49%
Fidelity® Variable Insurance Products Consumer Discretionary Portfolio – Initial Class	0.54%	0.14%	0.00%	0.00%	0.00%	0.00%	0.68%	0.00%	0.68%
Fidelity® Variable Insurance Products ContrafundSM Portfolio – Initial Class	0.54%	0.08%	0.00%	0.00%	0.00%	0.00%	0.62%	0.00%	0.62%
Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio – Initial Class	0.45%	0.15%	0.00%	0.00%	0.00%	0.00%	0.60%	0.00%	0.60%
Fidelity® Variable Insurance Products Emerging Markets Portfolio – Initial Class	0.79%	0.22%	0.00%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
Fidelity® Variable Insurance Products Financial Services Portfolio – Initial Class	0.54%	0.13%	0.00%	0.00%	0.00%	0.00%	0.67%	0.00%	0.67%
Fidelity® Variable Insurance Products Floating Rate High Income Portfolio – Initial Class	0.55%	0.16%	0.00%	0.00%	0.00%	0.00%	0.71%	0.00%	0.71%
Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Initial Class	0.54%	0.11%	0.00%	0.00%	0.00%	0.00%	0.65%	0.00%	0.65%
Fidelity® Variable Insurance Products Growth Portfolio – Initial Class	0.54%	0.09%	0.00%	0.00%	0.00%	0.00%	0.63%	0.00%	0.63%
Fidelity® Variable Insurance Products Health Care Portfolio – Initial Class	0.54%	0.11%	0.00%	0.00%	0.00%	0.00%	0.65%	0.00%	0.65%
Fidelity® Variable Insurance Products High Income Portfolio – Initial Class	0.56%	0.11%	0.00%	0.00%	0.00%	0.00%	0.67%	0.00%	0.67%
Fidelity® Variable Insurance Products Industrials Portfolio – Initial Class	0.54%	0.13%	0.00%	0.00%	0.00%	0.00%	0.67%	0.00%	0.67%
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio – Initial Class	0.69%	0.20%	0.00%	0.00%	0.00%	0.00%	0.89%	0.00%	0.89%
Fidelity® Variable Insurance Products Investment Grade Bond Portfolio – Initial Class	0.31%	0.09%	0.00%	0.00%	0.00%	0.00%	0.40%	0.00%	0.40%
Fidelity® Variable Insurance Products Mid Cap Portfolio – Initial Class	0.54%	0.08%	0.00%	0.00%	0.00%	0.00%	0.62%	0.00%	0.62%
Fidelity® Variable Insurance Products Strategic Income Portfolio – Initial Class*	0.56%	0.11%	0.00%	0.00%	0.00%	0.00%	0.67%	0.00%	0.67%
Fidelity® Variable Insurance Products Technology Portfolio – Initial Class	0.54%	0.12%	0.00%	0.00%	0.00%	0.00%	0.66%	0.00%	0.66%
Fidelity® Variable Insurance Products Utilities Portfolio – Initial Class	0.54%	0.14%	0.00%	0.00%	0.00%	0.00%	0.68%	0.00%	0.68%
MFS® Growth Series – Initial Class	0.71%	0.04%	0.00%	0.00%	0.00%	0.00%	0.75%	0.00%	0.75%
MFS® International Intrinsic Value Portfolio – Initial Class	0.85%	0.05%	0.00%	0.00%	0.00%	0.00%	0.90%	0.00%	0.90%
MFS® Investors Trust Series – Initial Class*	0.75%	0.05%	0.00%	0.00%	0.00%	0.00%	0.80%	0.01%	0.79%
MFS® Massachusetts Investors Growth Stock Portfolio – Initial Class	0.75%	0.05%	0.00%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%
MFS® Mid Cap Growth Series – Initial Class	0.75%	0.06%	0.00%	0.00%	0.00%	0.00%	0.81%	0.00%	0.81%
MFS® New Discovery Series – Initial Class*	0.90%	0.06%	0.00%	0.00%	0.00%	0.00%	0.96%	0.02%	0.94%

UNDERLYING PORTFOLIO ANNUAL EXPENSES FOR PORTFOLIOS AVAILABLE BEGINNING ON OR ABOUT FEBRUARY 24, 2020 IF THE DEFINED BENEFIT IS NOT ELECTED
(as a percentage of the daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
MFS® Research Series – Initial Class*	0.75%	0.07%	0.00%	0.00%	0.00%	0.00%	0.82%	0.01%	0.81%
MFS® Technology Portfolio – Initial Class	0.75%	0.16%	0.00%	0.00%	0.00%	0.00%	0.91%	0.00%	0.91%
MFS® Total Return Bond Series – Initial Class	0.50%	0.04%	0.00%	0.00%	0.00%	0.00%	0.54%	0.00%	0.54%
MFS® Total Return Series – Initial Class*	0.67%	0.04%	0.00%	0.00%	0.00%	0.00%	0.71%	0.09%	0.62%
MFS® Utilities Series – Initial Class	0.73%	0.05%	0.00%	0.00%	0.00%	0.00%	0.78%	0.00%	0.78%
MFS® Value Series – Initial Class	0.69%	0.04%	0.00%	0.00%	0.00%	0.00%	0.73%	0.00%	0.73%
PSF Conservative Balanced Portfolio – Class I	0.55%	0.04%	0.00%	0.00%	0.00%	0.00%	0.59%	0.00%	0.59%
PSF Diversified Bond Portfolio – Class I	0.40%	0.04%	0.00%	0.00%	0.00%	0.00%	0.44%	0.00%	0.44%
PSF Equity Portfolio – Class I	0.45%	0.02%	0.00%	0.00%	0.00%	0.00%	0.47%	0.00%	0.47%
PSF Flexible Managed Portfolio – Class I	0.60%	0.03%	0.00%	0.00%	0.00%	0.00%	0.63%	0.00%	0.63%
PSF Global Portfolio – Class I*	0.75%	0.05%	0.00%	0.00%	0.00%	0.00%	0.80%	0.03%	0.77%
PSF Government Income Portfolio – Class I	0.40%	0.11%	0.00%	0.00%	0.00%	0.00%	0.51%	0.00%	0.51%
PSF Government Money Market Portfolio – Class I	0.30%	0.05%	0.00%	0.00%	0.00%	0.00%	0.35%	0.00%	0.35%
PSF High Yield Bond Portfolio – Class I*	0.55%	0.07%	0.00%	0.00%	0.00%	0.00%	0.62%	0.05%	0.57%
PSF Jennison 20/20 Focus Portfolio – Class I	0.75%	0.09%	0.00%	0.00%	0.00%	0.00%	0.84%	0.00%	0.84%
PSF Jennison Portfolio – Class I	0.60%	0.02%	0.00%	0.00%	0.00%	0.00%	0.62%	0.00%	0.62%
PSF Natural Resources Portfolio – Class I*	0.45%	0.07%	0.00%	0.00%	0.00%	0.01%	0.53%	0.01%	0.52%
PSF Small Capitalization Stock Portfolio – Class I	0.35%	0.04%	0.00%	0.00%	0.00%	0.00%	0.39%	0.00%	0.39%
PSF SP International Growth Portfolio – Class I*	0.85%	0.35%	0.00%	0.00%	0.00%	0.00%	1.20%	0.19%	1.01%
PSF SP Prudential U.S. Emerging Growth Portfolio – Class I	0.60%	0.08%	0.00%	0.00%	0.00%	0.00%	0.68%	0.00%	0.68%
PSF SP Small-Cap Value Portfolio – Class I*	0.90%	0.10%	0.00%	0.00%	0.00%	0.01%	1.01%	0.01%	1.00%
PSF Stock Index Portfolio – Class I	0.30%	0.01%	0.00%	0.00%	0.00%	0.00%	0.31%	0.00%	0.31%
PSF Value Portfolio – Class I	0.40%	0.03%	0.00%	0.00%	0.00%	0.00%	0.43%	0.00%	0.43%
QS Variable Conservative Growth – Class I*	0.00%	0.14%	0.00%	0.00%	0.00%	0.57%	0.71%	0.00%	0.71%
QS Variable Growth Portfolio – Class I*	0.00%	0.11%	0.00%	0.00%	0.00%	0.72%	0.83%	0.00%	0.83%
QS Variable Moderate Growth – Class I*	0.00%	0.30%	0.00%	0.00%	0.00%	0.63%	0.93%	0.10%	0.83%
VA Global Bond Portfolio[1]	0.22%	0.02%	0.00%	0.00%	0.00%	0.00%	0.24%	0.00%	0.24%
VA International Small Portfolio[1]	0.50%	0.05%	0.00%	0.00%	0.00%	0.00%	0.55%	0.00%	0.55%
VA International Value Portfolio[1]	0.40%	0.03%	0.00%	0.00%	0.00%	0.00%	0.43%	0.00%	0.43%
VA Short-Term Fixed Portfolio1,*	0.18%	0.02%	0.00%	0.00%	0.00%	0.00%	0.20%	0.00%	0.20%
VA U.S. Large Value Portfolio[1]	0.25%	0.02%	0.00%	0.00%	0.00%	0.00%	0.27%	0.00%	0.27%
VA U.S. Targeted Value Portfolio[1]	0.35%	0.02%	0.00%	0.00%	0.00%	0.00%	0.37%	0.00%	0.37%
Vanguard Variable Insurance Fund Balanced Portfolio[1]	0.19%	0.02%	0.00%	0.00%	0.00%	0.00%	0.21%	0.00%	0.21%
Vanguard Variable Insurance Fund Capital Growth Portfolio[1]	0.32%	0.02%	0.00%	0.00%	0.00%	0.00%	0.34%	0.00%	0.34%
Vanguard Variable Insurance Fund Conservative Allocation Portfolio1,*	0.00%	0.00%	0.00%	0.00%	0.00%	0.13%	0.13%	0.00%	0.13%
Vanguard Variable Insurance Fund Diversified Value Portfolio[1]	0.23%	0.02%	0.00%	0.00%	0.00%	0.00%	0.25%	0.00%	0.25%
Vanguard Variable Insurance Fund Equity Income Portfolio[1]	0.27%	0.02%	0.00%	0.00%	0.00%	0.00%	0.29%	0.00%	0.29%
Vanguard Variable Insurance Fund Equity Index Portfolio[1]	0.12%	0.02%	0.00%	0.00%	0.00%	0.00%	0.14%	0.00%	0.14%
Vanguard Variable Insurance Fund Global Bond Index Portfolio1,*	0.00%	0.00%	0.00%	0.00%	0.00%	0.13%	0.13%	0.00%	0.13%
Vanguard Variable Insurance Fund Growth Portfolio[1]	0.36%	0.03%	0.00%	0.00%	0.00%	0.00%	0.39%	0.00%	0.39%
Vanguard Variable Insurance Fund High Yield Bond Portfolio[1]	0.23%	0.03%	0.00%	0.00%	0.00%	0.00%	0.26%	0.00%	0.26%

UNDERLYING PORTFOLIO ANNUAL EXPENSES FOR PORTFOLIOS AVAILABLE BEGINNING ON OR ABOUT FEBRUARY 24, 2020 IF THE DEFINED BENEFIT IS NOT ELECTED
(as a percentage of the daily net assets of the underlying Portfolios)
For the year ended December 31, 2018
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
Vanguard Variable Insurance Fund International Portfolio[1]	0.34%	0.03%	0.00%	0.00%	0.00%	0.00%	0.37%	0.00%	0.37%
Vanguard Variable Insurance Fund Mid-Cap Index Portfolio[1]	0.15%	0.02%	0.00%	0.00%	0.00%	0.00%	0.17%	0.00%	0.17%
Vanguard Variable Insurance Fund Moderate Allocation Portfolio1,*	0.00%	0.00%	0.00%	0.00%	0.00%	0.12%	0.12%	0.00%	0.12%
Vanguard Variable Insurance Fund Real Estate Index Portfolio[1]	0.24%	0.02%	0.00%	0.00%	0.00%	0.00%	0.26%	0.00%	0.26%
Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio[1]	0.12%	0.02%	0.00%	0.00%	0.00%	0.00%	0.14%	0.00%	0.14%
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio[1]	0.12%	0.02%	0.00%	0.00%	0.00%	0.00%	0.14%	0.00%	0.14%
Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio1,*	0.00%	0.00%	0.00%	0.00%	0.00%	0.11%	0.11%	0.00%	0.11%
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio1,*	0.00%	0.00%	0.00%	0.00%	0.00%	0.13%	0.13%	0.00%	0.13%
Western Asset Core Plus VIT Portfolio – Class I*	0.45%	0.12%	0.00%	0.00%	0.00%	0.00%	0.57%	0.03%	0.54%
Western Asset Variable Global High Yield Bond Portfolio – Class I*	0.70%	0.16%	0.00%	0.00%	0.00%	0.00%	0.86%	0.00%	0.86%

[1]
We assess an additional charge (Fund Access Charge) for allocations to the Sub-account investing in this underlying Portfolio. See “Fees, Charges and Deductions-Fund Access Charge” later in this prospectus for information about this charge.

*	See notes immediately below for important information about this fund.

BlackRock Advantage Large Cap Core V.I. Fund – Class I
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report which includes extraordinary expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares), 1.40% (for Class II Shares), and 1.50% (for Class III Shares) of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.05% (for Class I Shares), 0.07% (for Class II Shares), and 0.08% (for Class III Shares) of average daily net assets through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

BlackRock Basic Value V.I. Fund – Class I
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, which are not included in the ratio of expenses to average net assets in the Fund’s most recent annual report, which includes extraordinary expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares), 1.40% (for Class II Shares), and 1.50% (for Class III Shares) of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.06% (for Class I Shares), 0.08% (for Class II Shares), and 0.09% (for Class III Shares) of average daily net assets through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

BlackRock Capital Appreciation V.I. Fund – Class I
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, which are not included in the ratio of expenses to average net assets in the Fund’s most recent annual report, which includes extraordinary expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares) and 1.50% (for Class III Shares) of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class I Shares) and 0.08% (for Class III Shares) of average daily net assets through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

BlackRock Equity Dividend V.I. Fund – Class I
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent annual report which does not include Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares) and 1.50% (for Class III Shares) of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0% (for Class I Shares) and 0% (for Class III Shares) of average daily net assets through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

BlackRock Global Allocation V.I. Fund – Class I
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. Other Expenses of BlackRock Cayman Global Allocation V.I. Fund I, Ltd. were less than 0.01% for the Fund’s most recent fiscal year. The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares), 1.40% (for Class II Shares), and 1.50% (for Class III Shares) of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class I Shares), 0.07% (for Class II Shares), and 0.07% (for Class III Shares) of average daily net assets through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

BlackRock Large Cap Focus Growth V.I. Fund – Class I
As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through April 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the BlackRock Variable Series Funds, Inc. (the “Company”) or by a vote of a majority of the outstanding voting securities of the Fund. Total Annual Fund Operating Expenses include Acquired Fund Fees and Expenses, which are not included in the ratio of expenses to average net assets in the Fund’s most recent annual report, which includes extraordinary expenses. As described in the “Management of the Funds” section of the Fund’s prospectus, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 1.25% (for Class I Shares) and 1.50% (for Class III Shares) of average daily net assets through April 30, 2020. BlackRock has also contractually agreed to reimburse fees in order to limit certain operational and recordkeeping fees to 0.07% (for Class I Shares) and 0.07% (for Class III Shares) of average daily net assets through April 30, 2020. Each of these contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Company or by a vote of a majority of the outstanding voting securities of the Fund.

ClearBridge Variable Appreciation Portfolio – Class I
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

ClearBridge Variable Dividend Strategy Portfolio – Class I
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

ClearBridge Variable Large Cap Growth Portfolio – Class I
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses. The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.80% for Class I shares and 1.05% for Class II shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for Class II shares as a result of acquired fund fees and expenses.

ClearBridge Variable Mid Cap Portfolio – Class I
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.85% for Class I shares and 1.10% for Class II shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

ClearBridge Variable Small Cap Growth Portfolio – Class I
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

DFA VA Global Moderate Allocation Portfolio
The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2020, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Fidelity® Variable Insurance Products Strategic Income Portfolio – Initial Class
Differs from the ratios of expenses to average net assets in the Financial Highlights section of the Portfolio prospectus because of acquired fund.

MFS® Investors Trust Series – Initial Class
Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.79% of the class' average daily net assets annually for Initial Class shares and 1.04% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2020.

MFS® New Discovery Series – Initial Class
Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.94% of the class' average daily net assets annually for Initial Class shares and 1.19% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2020.

MFS® Research Series – Initial Class
Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.79% of the class' average daily net assets annually for Initial Class shares and 1.04% of the class' average daily net assets annually for Service Class shares. ("Other Expenses" include 0.02% of interest and/or investment-related expenses incurred in connection with the fund's investment activity which are excluded from the expense limitation described in the prior sentence.) This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2020.

MFS® Total Return Series – Initial Class
Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.62% of the class' average daily net assets annually for Initial Class shares and 0.87% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2020.

PSF Global Portfolio – Class I
The Manager has contractually agreed to waive 0.032% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

PSF High Yield Bond Portfolio – Class I
The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 0.57% of the Portfolio's average daily net assets through June 30, 2020. Expenses reimbursed/waived by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

PSF Natural Resources Portfolio – Class I
The Manager has contractually agreed to waive 0.008% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

PSF SP International Growth Portfolio – Class I
The Manager has contractually agreed to waive 0.019% of its investment management fee through June 30, 2020. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust’s Statement of Additional Information) do not exceed 1.010% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust’s Board of Trustees.

PSF SP Small-Cap Value Portfolio – Class I
The Manager has contractually agreed to waive 0.008% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees.

QS Variable Conservative Growth – Class I
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

QS Variable Growth Portfolio – Class I
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

QS Variable Moderate Growth – Class I
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses. The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds)) so that the ratio of total annual fund operating expenses will not exceed 0.20% for Class I shares and 0.45% for Class II shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for Class I and Class II as a result of acquired fund fees and expenses.

VA Short-Term Fixed Portfolio
The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.25% to 0.18% effective as of February 28, 2019.

Vanguard Variable Insurance Fund Conservative Allocation Portfolio The expense ratio derives from the weighted-average acquired expense ratios of each of the underlying funds.
Vanguard Variable Insurance Fund Global Bond Index Portfolio The expense ratio derives from the weighted-average acquired expense ratios of each of the underlying funds.
Vanguard Variable Insurance Fund Moderate Allocation Portfolio The expense ratio derives from the weighted-average acquired expense ratios of each of the underlying funds.

Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio The expense ratio derives from the weighted-average acquired expense ratios of each of the underlying funds.
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio The expense ratio derives from the weighted-average acquired expense ratios of each of the underlying funds.
Western Asset Core Plus VIT Portfolio – Class I
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 0.54% for Class I shares and 0.79% for Class II shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Western Asset Variable Global High Yield Bond Portfolio – Class I
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights in the fund's Prospectus and in the fund's shareholder report, which reflect the fund's operating expenses and do not include acquired fund fees and expenses.

EXPENSE EXAMPLES
These examples are intended to help you compare the cost of investing in the Annuity with the cost of investing in other Pruco Life Annuities and/or other variable annuities. Below are examples for the Annuity showing what you would pay in expenses at the end of the stated time periods had you invested $10,000 in the Annuity and assuming your investment has a 5% return each year. The examples reflect the fees and charges listed below for the Annuity as described in “Summary of Contract Fees and Charges.”

▪	Insurance Charge

▪	Annual Maintenance Fee

▪	Optional living benefit and optional death benefit fees, as reflected below
Amounts shown in the examples are rounded to the nearest dollar.
THE EXAMPLES ARE FOR ILLUSTRATIVE PURPOSES ONLY. THEY SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OF THE UNDERLYING PORTFOLIOS. ACTUAL EXPENSES WILL BE DIFFERENT THAN THOSE SHOWN DEPENDING ON A NUMBER OF FACTORS, INCLUDING (1) WHICH OPTIONAL BENEFIT YOU ELECT (IF ANY); (2) WHETHER YOU DECIDE TO ALLOCATE ACCOUNT VALUE TO SUB-ACCOUNTS OTHER THAN THOSE WITH THE MINIMUM OR MAXIMUM TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES; AND (3) THE IMPACT OF ANY CONTRACTUAL FEE WAIVERS OR EXPENSE REIMBURSEMENTS APPLICABLE TO CERTAIN UNDERLYING PORTFOLIOS.
Expense Example if the Defined Income Benefit and Return of Adjusted Purchase Payments Death Benefit are in effect for your Annuity:
The example also assumes the following for the period shown:

▪	Your Account Value is allocated to the Portfolios with both the maximum and the minimum gross total annual portfolio operating expenses and those expenses remain the same each year.*

▪	You elect the Defined Income Benefit and the Return of Adjusted Purchase Payments Death Benefit.

▪	For each charge, we deduct the maximum charge rather than the current charge.

▪	You make no transfers, or other transactions for which we charge a fee.

▪	No tax charge applies.
*Note: When the Defined Income Benefit is in effect for your Annuity, only certain Portfolios are available.

	Assuming Maximum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit				Assuming Minimum Fees and Expenses of any of the Portfolios Available with the Defined Income Benefit
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$323	$982	$1,661	$3,450	$318	$967	$1,637	$3,403
If you annuitize your annuity at the end of the applicable time period: [1]	$323	$982	$1,661	$3,450	$318	$967	$1,637	$3,403
If you do not surrender your annuity:	$323	$982	$1,661	$3,450	$318	$967	$1,637	$3,403
1 Your ability to annuitize in the first 3 Annuity Years may be limited based on the state in which your Annuity is issued. See "Annuity Options" later in this prospectus for information about when you may annuitize.
Expense Example if the Return of Adjusted Purchase Payments Death Benefit is effect for your Annuity and you allocate to Portfolios available beginning on or around February 24, 2020:
The example also assumes the following for the period shown:

•
Your Account Value is allocated to the Portfolio with the maximum gross total annual portfolio operating expense for which we also assess the Fund Access Charge (0.55% total annual portfolio operating expense) and to the Portfolio with the minimum gross total annual portfolio operating expense for which we do not assess the Fund Access Charge (0.31% total annual portfolio operating expense).

•	You elect the Return of Adjusted Purchase Payments Death Benefit.

•	For each charge, we deduct the maximum charge rather than the current charge and the Fund Access Charge is assessed as described above.

•	You make no transfers, or other transactions for which we charge a fee.

•	No tax charge applies.

	Assuming Maximum Fees and Expenses of any of the Portfolios available beginning on or about February 24, 2020 for which we assess the Fund Access Charge				Assuming Minimum Fees and Expenses of any of the Portfolios available beginning on or about February 24, 2020 for which we do not assess the Fund Access Charge
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$229	$702	$1,194	$2,525	$133	$408	$697	$1,483
If you annuitize your annuity at the end of the applicable time period: [1]	$229	$702	$1,194	$2,525	$133	$408	$697	$1,483
If you do not surrender your annuity:	$229	$702	$1,194	$2,525	$133	$408	$697	$1,483
1 Your ability to annuitize in the first 3 Annuity Years may be limited based on the state in which your Annuity is issued. See "Annuity Options" later in this prospectus for information about when you may annuitize.

CONDENSED FINANCIAL INFORMATION
Information about the values of all the Accumulation Units is considered the condensed financial information. This information is not currently available but will be provided in the Statement of Additional Information when information for a full calendar year is available. Condensed financial information for subaccounts representing the lowest and highest total annual variable account expense combination will be contained in an appendix to this prospectus.
The financial statements for Pruco Life and Separate Account are contained in the Statement of Additional Information.

SUMMARY
This Summary describes key features of the Annuity offered in this prospectus. It is intended to give you an overview, and to point you to sections of the prospectus that provide greater detail. You should not rely on the Summary alone for all the information you need to know before purchasing an Annuity. You should read the entire prospectus for a complete description of the Annuity. Your financial professional can also help you if you have questions.
The Annuity: The variable annuity contract issued by Pruco Life is a contract between you, the Owner, and Pruco Life, an insurance company. It is designed for retirement purposes, or other long-term investing, to help you save money for retirement, on a tax deferred basis, and provide income during your retirement. Although this prospectus describes key features of the variable annuity contract, the prospectus is a distinct document, and is not part of the contract.
The Annuity offers various investment Portfolios. With the help of your financial professional, you choose how to invest your money within your Annuity (subject to certain restrictions; see “Investment Options”). Investing in a variable annuity involves risk and you can lose your money. On the other hand, investing in a variable annuity can provide you with the opportunity to grow your money through participation in underlying Portfolios.
GENERALLY SPEAKING, VARIABLE ANNUITIES ARE INVESTMENTS DESIGNED TO BE HELD FOR THE LONG TERM. WORKING WITH YOUR FINANCIAL PROFESSIONAL, YOU SHOULD CAREFULLY CONSIDER WHETHER A VARIABLE ANNUITY IS APPROPRIATE FOR YOU GIVEN YOUR LIFE EXPECTANCY, NEED FOR INCOME, AND OTHER PERTINENT FACTORS.
Purchase: Your eligibility to purchase is based on your age and the amount of your initial Purchase Payment. See your financial professional to complete an application. The maximum age for purchasing this Annuity is 85 and the minimum initial Purchase Payment is $10,000.
The “Maximum Age for Initial Purchase” applies to the oldest Owner as of the day we would issue the Annuity. If the Annuity is to be owned by an entity, the maximum age applies to the Annuitant as of the day we would issue the Annuity. For Annuities purchased as a Beneficiary Annuity, the maximum issue age is 85 and applies to the Key Life.
The Annuity contract may be used as part of a fee-based financial plan. At a high level, a fee-based financial plan generally involves an investment advisor conducting a holistic review of an individual’s assets and liabilities for the purpose of helping the individual meet identified financial goals (e.g., retirement income, saving for college, purchasing a vacation home).  The financial advisor’s fees vary and are generally based on the individual’s assets they provide advice on or a predetermined one-time fee. You pay the registered investment advisory firm or the investment firm/professional directly for the investment advisory services provided to you. Any investment advisory services in connection with this Annuity are not provided by Pruco Life Insurance Company or Prudential Annuity Distributors, Inc. (“PAD”), and neither Pruco Life Insurance Company nor PAD are responsible for such investment advisory services. We do not allow investment advisors to request withdrawals from the Annuity to pay the investment advisor’s fee when the Defined Income Benefit is in effect. You should know that any withdrawals made from the Annuity, including withdrawals you or your investment advisor request to pay your investment advisor’s fees, reduce the Account Value, have tax consequences, and can negatively affect benefits under the contract.
After you purchase your Annuity, you will have a limited period of time during which you may cancel (or “Free Look”) the purchase of your Annuity. Your request for a Free Look must be received in Good Order within the applicable time period.
Please see “Requirements for Purchasing the Annuity” for additional information.
Allocating Your Purchase Payments:
While the Defined Income Benefit is in effect for your Annuity, you may choose only from a selection of fixed income variable Investment Options. If you purchase the Annuity before February 24, 2020, or choose the Defined Income Benefit for your Annuity, unlike many other annuity contracts, the Annuity will not then provide a diverse set of investment choices that would provide the option to allocate money among a variety of investment choices with different investment styles, objectives, strategies and risks.
Beginning on or about February 24, 2020, additional variable Investment Options offering a variety of investment styles and risk levels will be available for contracts that do not have the Defined Income Benefit in effect. We assess a Fund Access Charge as an additional charge for allocations to certain of these Investment Options. Please see “Fees, Charges and Deductions” for information.
Each of the underlying Portfolios is described in its own prospectus, which you should read before selecting your Investment Options. You can obtain the summary prospectuses and prospectuses for the Portfolios by calling 1-888-PRU-2888 or at www.prudentialannuities.com. There is no assurance that any variable Investment Option will meet its investment objective.
Beginning on or about February 24, 2020, unless you have the Defined Income Benefit in effect for your Annuity, you may also allocate money to the DCA MVA Option if you elect to participate in a 6 or 12 Month DCA Program. Under these programs, your money is transferred monthly from a DCA MVA Option to the other Investment Options you have designated. Premature withdrawals from the DCA MVA Option may also be subject to a Market Value Adjustment. See “Investment Options-Market Value Adjustment Options” later in this prospectus.
We also offer other programs to help discipline your investing, such as dollar cost averaging or automatic rebalancing.
Please see “Investment Options” and “Managing Your Account Value” for information.

Access To Your Money: You can receive income by taking withdrawals or electing annuity payments. Please note that withdrawals may be subject to tax and, if you have the Defined Income Benefit in effect for your Annuity, withdrawals can negatively and permanently affect the guarantee provided by that benefit. Please see "Defined Income Benefit" later in this prospectus for more information.
You may elect to receive income through fixed annuity payments over your lifetime, also called “Annuitization”. If you elect to receive fixed annuity payments, you convert your Account Value into a stream of future payments. This means in most cases you no longer have an Account Value and therefore cannot make withdrawals. We offer different types of annuity options to meet your needs.
Please see “Access to Account Value” and “Annuity Options” for more information.
Optional Living Benefit: We offer the Defined Income Benefit, for an additional charge. The Defined Income Benefit guarantees your ability to take withdrawals up to an amount we call the "Guaranteed Income Amount" each Benefit Year until your death or the death of your spouse even if your Account Value falls to zero (unless it does so due to a withdrawal of Excess Income). The Guaranteed Income Amount is not the same as your Account Value, and it is not available for a lump sum withdrawal. The Account Value has no guarantees, may fluctuate, and can lose value. Withdrawals in excess of the Guaranteed Income Amount, called “Excess Income,” will impact the value of the benefit including a permanent reduction in future guaranteed amounts. In marketing and other materials, we may refer to Excess Income as “Excess Withdrawals”.
While the Defined Income Benefit is in effect, a change in the Owner/Annuitant designations may cause the Defined Income Benefit to terminate, and you would lose all associated benefits. You should carefully consider whether to purchase the Annuity for the Defined Income Benefit if you anticipate changing the Owner/Annuitant designations. Please see “Change of Owner, Annuitant and Beneficiary Designations” and “Termination of Benefits” for more information.
While the Defined Income Benefit is in effect for your Annuity, your Account Value and any additional Purchase Payments must be allocated to Permitted Sub-Accounts only. If you are seeking a broad selection of Investment Options for your Annuity, choosing the Defined Income Benefit will impede your ability to achieve that objective.
Please be aware that if you withdraw more than the Guaranteed Income Amount in a given Benefit Year (i.e., Excess Income), that withdrawal may permanently reduce the guaranteed amount you can withdraw in future years. Please also note that if your Account Value is reduced to zero as a result of a withdrawal of Excess Income, both the Defined Income Benefit and the Annuity will terminate. Thus, you should think carefully before taking a withdrawal of Excess Income.
Death Benefits: You may name a Beneficiary to receive the proceeds of your Annuity upon your death. Your death benefit must be distributed within the time period required by the tax laws. The Annuity offers a basic death benefit and, for a separate fee, an optional Return of Adjusted Purchase Payment Death Benefit.
Please see “Death Benefits” for more information.
Fees and Charges: The Annuity, and the optional living benefit and optional death benefit, are subject to certain fees and charges. We assess a separate charge, the Fund Access Charge, for allocations to certain Sub-accounts. Each of these charges is discussed in the “Summary of Contract Fees and Charges” table earlier in this prospectus. In addition, there are fees and expenses of the underlying Portfolios.
What does it mean that my Annuity is “tax deferred”? Variable annuities are “tax deferred”, meaning you pay no taxes on any earnings from your Annuity until you withdraw the money. You may also transfer among your Investment Options without paying a tax at the time of the transfer. When you take your money out of the Annuity, however, you will be taxed on the earnings at ordinary income tax rates. If you withdraw money before you reach age 59 1/2, you also may be subject to a 10% federal tax penalty.
Please note that if you purchase this Annuity within a tax advantaged retirement plan, such as an IRA, SEP-IRA, Roth IRA, 401(a) plan, or non-ERISA 403(b) plan, you will get no additional tax advantage through the Annuity itself. Because there is no additional tax advantage when a variable annuity is purchased through one of these plans, the reasons for purchasing the Annuity inside a qualified plan are limited to the ability to elect a living benefit, a death benefit, the opportunity to annuitize the contract and the various investment options, which might make the Annuity an appropriate investment for you. Unlike many other annuity contracts, the Annuity does not currently provide a diverse set of investment choices that would provide the option to allocate money among a variety of investment choices with different investment styles, objectives, strategies and risks. You should consult your tax and financial adviser regarding such features and benefits prior to purchasing this Annuity for use with a tax-qualified plan.
Market Timing: We have market timing policies and procedures that attempt to detect transfer activity that may adversely affect other Owners or Portfolio shareholders in situations where there is potential for pricing inefficiencies or that involve certain other types of disruptive trading activity (i.e., market timing). Our market timing policies and procedures are discussed in more detail later in this prospectus titled “Restrictions on Transfers Between Investment Options.”
Other Information: Please see “Other Information” for more information about the Annuity, including legal information about Pruco Life, the Separate Account, and underlying Portfolios.

INVESTMENT OPTIONS
The Investment Options under the Annuity are Variable Investment Options and, beginning on or about February 24, 2020, the Annuity will also offer the DCA MVA Option. The Variable Investment Options are Sub-accounts of the Pruco Life Flexible Premium Variable Annuity Account (see "Pruco Life and the Separate Account" for more detailed information). In this section, we describe the Portfolios in which the Sub-accounts invest, the DCA MVA Option, and restrictions on selection of Investment Options when the Defined Income Benefit is in effect for an Annuity.
Each Sub-account invests in an underlying Portfolio whose share price generally fluctuates each Valuation Day. The Portfolios that you select, among those that are permitted, are your choice - we do not provide investment advice, nor do we recommend any particular Portfolio. Please consult with a qualified investment professional if you wish to obtain investment advice. You bear the investment risk for amounts allocated to the Portfolios.
In contrast to the Sub-accounts, Account Value allocated to the DCA MVA Option earns a fixed rate of interest as long as you remain invested for the Guarantee Period. We guarantee both the stated amount of interest and the principal amount of your Account Value in the DCA MVA Option, so long as you remain invested in that option for the duration of the Guarantee Period. In general, if you withdraw Account Value prior to the end of the DCA MVA Option's Guarantee Period, you will be subject to a Market Value Adjustment or “MVA”, which can be positive or negative. A “Guarantee Period” is the period of time during which we credit a fixed rate of interest to the DCA MVA Option.
We do not allow investment in certain Sub-accounts or the DCA MVA Option when the Defined Income Benefit, is in effect for your Annuity. We describe these restrictions below.
When the Defined Income Benefit is in effect for the Annuity, the Portfolios available are fixed income Portfolios. Fixed income investments are subject to risk, including credit and interest rate risk. Because of these risks, a Sub-account's share value may fluctuate. If interest rates rise, bond prices usually decline. If interest rates decline, bond prices usually increase. Please note, the PSF Government Money Market Sub-account is not available for allocation of Purchase Payments or owner-initiated transfers before February 24, 2020 and at any time the Defined Income Benefit is in effect for an Annuity.
The Portfolios are not publicly traded mutual funds. They are only available through sub-accounts in variable annuity contracts and variable life insurance policies issued by insurance companies, or in some case, to participants in certain qualified retirement plans. However, some of the Portfolios available as Sub-accounts under the Annuities are managed by the same Portfolio adviser or subadviser as a retail mutual fund of the same or similar name that the Portfolio may have been modeled after at its inception. While the investment objective and policies of the retail mutual funds and the Portfolios may be substantially similar, the actual investments will differ to varying degrees. Differences in the performance of the funds and Portfolios can be expected, and in some cases could be substantial. You should not compare the performance of a publicly traded mutual fund with the performance of any similarly named Portfolio offered as a Sub-account. Details about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses for the Portfolios. You should carefully read the prospectus for any Portfolio in which you are interested before investing. The current prospectus and statement of additional information for the underlying Portfolio can be obtained by calling 1-888-PRU-2888 or at www.prudentialannuities.com. There is no guarantee that any Portfolio will meet its investment objective. You bear the investment risk for amounts allocated to the portfolios. The Portfolios that you select are your choice - we do not recommend or endorse any particular Portfolio.
This Annuity offers Portfolios managed by PGIM Investments LLC, an affiliated company of Pruco Life (“Affiliated Portfolios”) and Portfolios managed by companies not affiliated with Pruco Life ("Unaffiliated Portfolio"). Pruco Life and its affiliates (“Prudential Companies”) receive fees and payments from both the Affiliated Portfolios and the Unaffiliated Portfolios. Prudential Companies receive revenue sharing payments from many of the Unaffiliated Portfolios. We consider the amount of these fees and payments when determining which portfolios to offer through the Annuity. However, certain Unaffiliated Portfolios do not pay revenue sharing to us or our affiliates, or pay revenue sharing at levels that do not, along with other fees and charges of the Annuity, meet our revenue targets. We assess a Fund Access Charge on the Sub-Accounts associated with these Portfolios and you will be subject to this charge if you allocate purchase payments or Account Value to these Portfolios. The Portfolios for which we currently assess a Fund Access Charge and the rate of the charge is shown later in this section, and the charge is further described in “Fees, Charges and Deductions” later in this prospectus. Affiliated Portfolios generally provide greater potential for profits to Prudential Companies than do Unaffiliated Portfolios.
As indicated next to each Portfolio's description in the table that follows, each Portfolio has one or more investment advisers or subadvisers that conduct day to day management. We have an incentive to offer Portfolios with certain investment advisers or subadvisers, either because the subadviser is a Prudential Company or because the investment adviser or subadviser provides payments or support, including distribution and marketing support, to the Prudential Companies. We may consider those financial incentive factors in determining which portfolios to offer under the Annuity. Pruco Life has selected the Portfolios for inclusion as investment options under this Annuity in Pruco Life’s role as the issuer of this Annuity, and Pruco Life does not provide investment advice or recommend any particular Portfolio. Please see "Other Information" under the heading concerning "Fees and Payments Received by Pruco Life" for more information about fees and payments we may receive from underlying Portfolios and/or their affiliates.
In addition, we may consider the potential risk to us of offering a Portfolio in light of the benefits provided by the Annuity.
Once you have selected your Investment Options, we will not rebalance your Account Value to take into account differences in performance among the Sub-accounts unless you participate in an automatic rebalancing program. These programs would transfer Account Value periodically so that your Account Value allocated to the Sub-accounts is brought back to the exact percentage allocations you stipulated. Please see “Automatic Rebalancing Programs” below for details about how these programs operate.
We may substitute one or more of the Investment Options or terminate the availability of an Investment Option at any time. We would not do this without any necessary SEC and/or state regulatory approval. We will provide you specific notice in advance of any substitution we intend to make and the Sub-

account(s) to which your affected Account Value would be transferred on the substitution date unless you made a different election before the substitution. We will also notify you if an Investment Option will no longer be available. Additionally, the Portfolios could undertake transactions that could limit or terminate their availability as Investment Options, including transactions to merge with another investment, or to liquidate. Any such transactions would be subject to applicable regulatory and/or shareholder approval. You will receive specific notice in advance of the merger or liquidation of a Portfolio, and we will explain how we will allocate future purchase payments directed to such a Portfolio in the absence of different allocation instructions from you. Any allocation we make in the absence of different allocation instructions from you would be subject to applicable regulatory guidance or approval.
The following table contains limited information about the Portfolios. Before selecting an Investment Option, you should carefully review the summary prospectuses and/or prospectuses for the Portfolios, which contain details about the investment objectives, policies, risks, costs and management of the Portfolios. You can obtain the summary prospectuses and prospectuses for the Portfolios by calling 1-888-PRU-2888 or at www.prudentialannuities.com.

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER(S)/SUBADVISER(S)
AST BlackRock Corporate Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	BlackRock Financial Management, Inc.
AST PIMCO Corporate Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	Pacific Investment Management Company, LLC
AST Prudential Corporate Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	PGIM Fixed Income; PGIM Limited
AST T. Rowe Price Corporate Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	T. Rowe Price Associates, Inc.
AST Western Asset Corporate Bond Portfolio	Seeks to maximize total return, consistent with preservation of capital. Total return is comprised of current income and capital preservation.	Western Asset Management Company, LLC Western Asset Management Company Limited - UK Western Asset Management Company Ltd. - Japan Western Asset Management Company Pte. Ltd. - Singapore
PSF Government Money Market Portfolio – Class 1*	Seeks maximum current income that is consistent with the stability of capital and the maintenance of liquidity.	PGIM Fixed Income
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST).
PGIM Investments LLC manages the PSF Government Money Market Portfolio of the Prudential Series Fund (PSF).
*Not available for elective allocation before February 24, 2020 and at any time your Annuity has the Defined Income Benefit in effect.

PORTFOLIOS AVAILABLE BEGINNING ON OR ABOUT FEBRUARY 24, 2020 IF THE DEFINED INCOME BENEFIT IS NOT ELECTED*

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER(S)/SUBADVISER(S)
American Funds Insurance Series® Asset Allocation Fund – Class 1	Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds Insurance Series® Blue Chip Income and Growth Fund – Class 1	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds Insurance Series® Bond Fund – Class 1	Seeks to provide as high a level of current income as is consistent with the preservation of capital.	Capital Research and Management CompanySM
American Funds Insurance Series® Growth Fund – Class 1	Seeks to provide growth of capital.	Capital Research and Management CompanySM
American Funds Insurance Series® Growth-Income Fund – Class 1	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds Insurance Series® Ultra-Short Bond Fund – Class 1	Seeks to provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	Capital Research and Management CompanySM
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund – Class 1	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
BlackRock Advantage Large Cap Core V.I. Fund – Class I	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Basic Value V.I. Fund – Class I	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund – Class I	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund – Class I	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund – Class I	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Focus Growth V.I. Fund – Class I	Seeks long-term capital growth.	BlackRock Advisors, LLC

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER(S)/SUBADVISER(S)
ClearBridge Variable Aggressive Growth Portfolio – Class I	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Appreciation Portfolio – Class I	Seeks long-term appreciation of capital.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Dividend Strategy Portfolio – Class I	Seeks dividend income, growth of dividend income and long-term capital appreciation.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Large Cap Growth Portfolio – Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio – Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Small Cap Growth Portfolio – Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
DFA VA Global Moderate Allocation Portfolio
Seeks total return consisting of capital appreciation and current income. The DFA VA Global Moderate Allocation Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).
Dimensional Fund Advisors LP
Fidelity® Variable Insurance Products Balanced Portfolio – Initial Class	Seeks income and capital growth consistent with reasonable risk.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Consumer Discretionary Portfolio – Initial Class	Seeks capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products ContrafundSM Portfolio – Initial Class	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Disciplined Small Cap Portfolio – Initial Class	Seeks capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Emerging Markets Portfolio – Initial Class	Seeks capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Financial Services Portfolio – Initial Class	Seeks capital appreciation.	Fidelity SelectCo, LLC (SelectCo)
Fidelity® Variable Insurance Products Floating Rate High Income Portfolio – Initial Class	Seeks a high level of current income.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Growth Opportunities Portfolio – Initial Class	Seeks to provide capital growth.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Growth Portfolio – Initial Class	Seeks to achieve capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Health Care Portfolio – Initial Class	Seeks capital appreciation.	Fidelity SelectCo, LLC (SelectCo)
Fidelity® Variable Insurance Products High Income Portfolio – Initial Class	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Industrials Portfolio – Initial Class	Seeks capital appreciation.	Fidelity SelectCo, LLC (SelectCo)
Fidelity® Variable Insurance Products International Capital Appreciation Portfolio – Initial Class	Seeks capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Investment Grade Bond Portfolio – Initial Class	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Mid Cap Portfolio – Initial Class	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Strategic Income Portfolio – Initial Class	Seeks a high level of current income. The fund may also seek capital appreciation.	Fidelity Management & Research Company (FMR)
Fidelity® Variable Insurance Products Technology Portfolio – Initial Class	Seeks capital appreciation.	Fidelity SelectCo, LLC (SelectCo)
Fidelity® Variable Insurance Products Utilities Portfolio – Initial Class	Seeks capital appreciation.	Fidelity SelectCo, LLC (SelectCo)
MFS® Growth Series – Initial Class	Seek capital appreciation.	MFS Investment Management
MFS® International Intrinsic Value Portfolio – Initial Class	Seeks capital appreciation.	MFS Investment Management
MFS® Investors Trust Series – Initial Class	Seeks capital appreciation.	MFS Investment Management
MFS® Massachusetts Investors Growth Stock Portfolio – Initial Class	Seeks capital appreciation.	MFS Investment Management
MFS® Mid Cap Growth Series – Initial Class	Seeks capital appreciation.	MFS Investment Management
MFS® New Discovery Series – Initial Class	Seeks capital appreciation.	MFS Investment Management
MFS® Research Series – Initial Class	Seeks capital appreciation.	MFS Investment Management
MFS® Technology Portfolio – Initial Class	Seeks capital appreciation.	MFS Investment Management
MFS® Total Return Bond Series – Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS Investment Management
MFS® Total Return Series – Initial Class	Seeks total return.	MFS Investment Management
MFS® Utilities Series – Initial Class	Seeks total return.	MFS Investment Management

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER(S)/SUBADVISER(S)
MFS® Value Series – Initial Class	Seeks capital appreciation.	MFS Investment Management
PSF Conservative Balanced Portfolio – Class I	Seeks total investment return consistent with a conservatively managed diversified portfolio.	PGIM Fixed Income QMA LLC
PSF Diversified Bond Portfolio – Class I	Seeks a high level of income over a longer term while providing reasonable safety of capital.	PGIM Fixed Income
PSF Equity Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Flexible Managed Portfolio – Class I	Seeks total return consistent with an aggressively managed diversified portfolio.	PGIM Fixed Income QMA LLC
PSF Global Portfolio – Class I	Seeks long-term growth of capital.	Brown Advisory, LLC LSV Asset Management QMA LLC T. Rowe Price Associates, Inc. William Blair Investment Management, LLC
PSF Government Income Portfolio – Class I	Seeks a high level of income over the long term consistent with the preservation of capital.	PGIM Fixed Income
PSF Government Money Market Portfolio – Class I	Seeks maximum current income consistent with the stability of capital and the maintenance of liquidity.	PGIM Fixed Income
PSF High Yield Bond Portfolio – Class I	Seeks high total return.	PGIM Fixed Income
PSF Jennison 20/20 Focus Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Jennison Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC
PSF Natural Resources Portfolio – Class I	Seeks long-term growth of capital.	Allianz Global Investors U.S. LLC
PSF Small Capitalization Stock Portfolio – Class I	Seeks long-term growth of capital.	QMA LLC
PSF SP International Growth Portfolio – Class I	Seeks long-term growth of capital.	Jennison Associates LLC Neuberger Berman Investment Advisers LLC William Blair Investment Management, LLC
PSF SP Prudential U.S. Emerging Growth Portfolio – Class I	Seeks long-term capital appreciation.	J.P. Morgan Investment Management Inc.
PSF SP Small-Cap Value Portfolio – Class I	Seeks long-term growth of capital.	Goldman Sachs Asset Management, L.P.
PSF Stock Index Portfolio – Class I	Seeks to achieve investment results that generally correspond to the performance of publicly-traded common stocks.	QMA LLC
PSF Value Portfolio – Class I	Seeks capital appreciation.	Jennison Associates LLC
QS Variable Conservative Growth – Class I	Seeks a balance of growth of capital and income.	Legg Mason Partners Fund Advisor, LLC
QS Variable Growth Portfolio – Class I	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC
QS Variable Moderate Growth – Class I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC
VA Global Bond Portfolio	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.	Dimensional Fund Advisors LP
VA International Small Portfolio	Seeks to achieve long-term capital appreciation.	Dimensional Fund Advisors LP
VA International Value Portfolio	Seeks to achieve long-term capital appreciation.	Dimensional Fund Advisors LP
VA Short-Term Fixed Portfolio	Seeks to achieve a stable real return in excess of the rate of inflation with a minimum of risk.	Dimensional Fund Advisors LP
VA U.S. Large Value Portfolio	Seeks to achieve long-term capital appreciation.	Dimensional Fund Advisors LP
VA U.S. Targeted Value Portfolio	Seeks to achieve long-term capital appreciation.	Dimensional Fund Advisors LP
Vanguard Variable Insurance Fund Balanced Portfolio	Seeks to provide long-term capital appreciation and reasonable current income.	Wellington Management Company LLP
Vanguard Variable Insurance Fund Capital Growth Portfolio	Seeks to provide long-term capital appreciation.	PRIMECAP Management Company
Vanguard Variable Insurance Fund Conservative Allocation Portfolio	Seeks to provide current income and low to moderate capital appreciation.	Vanguard Equity Index Group
Vanguard Variable Insurance Fund Diversified Value Portfolio	Seeks to provide long-term capital appreciation and income growth.	Barrow, Hanley, Mewhinney & Strauss, LLC
Vanguard Variable Insurance Fund Equity Income Portfolio	Seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	Wellington Management Company LLP ;Vanguard Quantitative Equity Group
Vanguard Variable Insurance Fund Equity Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	Vanguard Equity Index Group
Vanguard Variable Insurance Fund Global Bond Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the global, investment-grade, fixed income market.	Vanguard Fixed Income Group
Vanguard Variable Insurance Fund Growth Portfolio	Seeks to provide long-term capital appreciation.	Wellington Management Company LLP Jackson Square Partners, LLC
Vanguard Variable Insurance Fund High Yield Bond Portfolio	Seeks to provide a high level of current income.	Wellington Management Company LLP
Vanguard Variable Insurance Fund International Portfolio	Seeks to provide long-term capital appreciation.	Baillie Gifford Overseas Ltd. Schroder Investment Management North America Inc.

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER(S)/SUBADVISER(S)
Vanguard Variable Insurance Fund Mid-Cap Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard Equity Index Group
Vanguard Variable Insurance Fund Moderate Allocation Portfolio	Seeks to provide capital appreciation and a low to moderate level of current income.	Vanguard Equity Index Group
Vanguard Variable Insurance Fund Real Estate Index Portfolio
Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.
Vanguard Equity Index Group
Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio	Seeks to provide current income while maintaining limited price volatility.	Vanguard Fixed Income Group
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio	Seeks to track the performance of a broad, market-weighted bond index.	Vanguard Fixed Income Group
Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.	Vanguard Equity Index Group
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	Vanguard Equity Index Group
Western Asset Core Plus VIT Portfolio – Class I
Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar weighted average effective duration within 30% of the average duration of the domestic bond market as a whole.
Legg Mason Partners Fund Advisor, LLC
Western Asset Variable Global High Yield Bond Portfolio – Class I	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC
Fidelity and Contrafund are registered marks of FMR LLC. Used with permission.
PGIM Fixed Income is a business unit of PGIM, Inc.
PGIM Real Estate is a business unit of PGIM, Inc.
PGIM Investments LLC manages each of the portfolios of the Advanced Series Trust (AST).  AST Investment Services, Inc. serves as co-manager, along with PGIM Investments LLC, to many of the portfolios of AST.
PGIM Investments LLC manages each of the portfolios of the Prudential Series Fund (PSF).
QMA LLC formerly known as Quantitative Management Associates LLC.

LIMITATIONS WITH OPTIONAL LIVING BENEFIT-Defined Income Benefit
As a condition of electing the Defined Income Benefit, we limit the Investment Options to which you may allocate your Account Value, as set forth in the Permitted Sub-accounts list below. Also, the DCA MVA Options described later in this section are not available if you elect the Defined Income Benefit.
Permitted Sub-accounts

AST BlackRock Corporate Bond Portfolio
AST PIMCO Corporate Bond Portfolio
AST Prudential Corporate Bond Portfolio
AST T. Rowe Price Corporate Bond Portfolio
AST Western Asset Corporate Bond Portfolio
MARKET VALUE ADJUSTMENT OPTIONS
We offer DCA MVA Options that are used with our 6 or 12-Month DCA program. When you allocate your Account Value to a DCA MVA Option, you earn a declared rate of interest as long as you remain invested for a set period of time called a Guarantee Period. Amounts in the DCA MVA Options are supported by our general account and subject to our claims paying ability. See “Other Information” later in this prospectus for additional information about our general account. Under the DCA MVA Options, you earn interest over a 6 month or 12-month period, depending on the DCA MVA Option you select, while your Account Value in that option is systematically transferred monthly over the 6 or 12- month period to the Sub-accounts you have designated. Because the interest we credit is applied against a balance that declines as transfers are made periodically to the Sub-accounts, you do not earn interest on the full amount you allocated initially to the DCA MVA Options for the 6 month or 12- month period. Additionally, as described below, withdrawals may be subject to a Market Value Adjustment, which may be positive or negative.
A dollar cost averaging program does not assure a profit or protect against a loss. For a complete description of our 6 or 12- Month DCA Program, see the applicable section of this prospectus within “Managing Your Account Value.”
RATES FOR THE DCA MVA OPTIONS
We do not have a single method for determining the fixed interest rates for the DCA MVA Options. In general, the interest rates we offer for DCA MVA Options will reflect the investment returns available on the types of investments we make to support our fixed rate guarantees. These investment types may include cash, debt securities guaranteed by the United States government and its agencies and instrumentalities, money market instruments, corporate debt obligations of different durations, private placements, asset-backed obligations and municipal bonds. In determining rates we also consider factors such as the length of the Guarantee Period, regulatory and tax requirements, liquidity of the markets for the type of investments we make, commissions, administrative and investment expenses, our insurance risks in relation to the DCA MVA Options, general economic trends and competition. We also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to DCA MVA Option, and therefore, we credit lower interest rates due to the existence of these factors than we otherwise would.
The interest rate credited to a DCA MVA Option is the rate in effect when the Guarantee Period begins and does not change during the Guarantee Period. The rates are an effective annual rate of interest. We determine, in our sole discretion, the interest rates for the various Guarantee Periods. At the time that we confirm your DCA MVA Option, we will advise you of the interest rate in effect and the date your DCA MVA Option matures. We may change the rates we credit to new DCA MVA Options at any time. To inquire as to the current rates for the DCA MVA Option, please call 1-888-PRU-2888. DCA MVA Options may not be available in all States and are subject to a minimum rate which may vary by state. Currently, the DCA MVA Options are not available in the States of Illinois, Iowa and Oregon.
You will not be permitted to allocate or renew to the DCA MVA Option if the associated Guarantee Period would end after your Latest Annuity Date.
MARKET VALUE ADJUSTMENT
With certain exceptions, if you transfer or withdraw Account Value from the DCA MVA Option prior to the end of the applicable Guarantee Period, you will be subject to a Market Value Adjustment or “MVA”. We assess an MVA (whether positive or negative) upon:

▪
any surrender, partial withdrawal (including a systematic withdrawal or a withdrawal program under Sections 72(t) or 72(q) of the Code), or transfer out of an MVA Option made outside the 30 days immediately preceding the maturity of the Guarantee Period; and

▪	your exercise of the Free Look right under your Annuity, unless prohibited by state law.
We will NOT assess an MVA (whether positive or negative) in connection with any of the following:

▪
partial withdrawals made to meet Required Minimum Distribution requirements under the Code in relation to your Annuity or a required distribution if your Annuity is held as a Beneficiary Annuity, but only if the Required Minimum Distribution or required distribution from Beneficiary Annuity is an amount that we calculate and is distributed through a program that we offer;

▪	transfers or partial withdrawals from the DCA MVA Option during the 30 days immediately prior to the end of the applicable Guarantee Period, including the Maturity Date of the MVA Option;

▪	transfers made in accordance with our 6 or 12 Month DCA Program;

▪	when a Death Benefit is determined;

▪	deduction of an Annual Maintenance Fee for the Annuity; and

▪	Annuitization under the Annuity.
The amount of the MVA is determined according to the formula set forth in Appendix B. In general, the amount of the MVA is dependent on the difference between interest rates at the time your DCA MVA Option was established and current interest rates for the remaining Guarantee Period. To determine the MVA, as detailed in the formula, we essentially (i) divide the current interest rate you are receiving under the Guarantee Period by the interest rate we are crediting for a Guarantee Period equal in duration to the time remaining under the Guarantee Period (plus a “Liquidity Factor” as defined below) and (ii) raise that quotient by a mathematical power that represents the time remaining until the maturity of the Guarantee Period. That result produces the MVA factor. The Liquidity Factor is an element of the MVA formula currently equal to 0.0025 or 0.25%. It is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no Liquidity Factor is applied, will reduce the amount being surrendered or transferred from the MVA Option. We use the Federal Reserve’s “Constant Maturity (CMT) rate as the interest rates in the formula for the DCA MVA. All else being equal, the longer the time remaining until the maturity of the DCA MVA Option from which you are making the withdrawal, the larger the mathematical power that is applied to the quotient in (i) above, and thus the larger the MVA itself. The MVA may be positive or negative, and a negative MVA could result in a loss of interest previously earned as well as some portion of your Purchase Payments.
GUARANTEE PERIOD TERMINATION
An DCA MVA Option ends on the earliest of: (a) the “Maturity Date” of the Guarantee Period; (b) the date the entire amount in the DCA MVA Option is withdrawn or transferred; (c) the Annuity Date, or, if later, the Latest Annuity Date; (d) the date the Annuity is surrendered; and (e) the date as of which a Death Benefit is determined, unless the Annuity is continued by a spousal Beneficiary. “Annuity Date” means the date on which we apply your Unadjusted Account Value to the applicable annuity option and begin the payout period. As discussed in the Annuity Options section, there is an age by which you must begin receiving annuity payments, which we call the “Latest Annuity Date.”

FEES, CHARGES AND DEDUCTIONS
In this section, we provide detail about the charges you incur if you own the Annuity.
The charges under the Annuity are designed to cover, in the aggregate, our direct and indirect costs of selling, administering and providing benefits under the Annuity. They are also designed, in the aggregate, to compensate us for the risks of loss we assume. If, as we expect, the charges that we collect from the Annuity exceed our total costs in connection with the Annuity, we will earn a profit. Otherwise we will incur a loss. For example, Pruco Life may make a profit on the Insurance Charge if, over time, the actual costs of providing the guaranteed insurance obligations and other expenses under an Annuity are less than the amount we deduct for the Insurance Charge. To the extent we make a profit on the Insurance Charge, such profit may be used for any other corporate purpose.
The rates of certain of our charges have been set with reference to estimates of the amount of specific types of expenses or risks that we will incur. In general, a given charge under the Annuity compensates us for our costs and risks related to that charge and may provide for a profit. However, it is possible that with respect to a particular obligation we have under this Annuity, we may be compensated not only by the charge specifically tied to that obligation, but also from one or more other charges we impose.
With regard to charges that are assessed as a percentage of the value of the Sub-accounts, please note that such charges are assessed through a reduction to the Unit Value of your investment in each Sub-account, and in that way reduce your Account Value. A “Unit” refers to a share of participation in a Sub-account used to calculate your Account Value prior to the Annuity Date.
Transfer Fee: Currently, you may make 20 free transfers between Investment Options each Annuity Year. We may charge $10 for each transfer after the 20th in each Annuity Year. We do not consider transfers made as part of a Dollar Cost Averaging or Automatic Rebalancing program when we count the 20 free transfers. All transfers made on the same day will be treated as one transfer. The transfer fee is deducted from the Sub-accounts based on the proportion of Account Value in each Sub-account immediately subsequent to the transfer.
Annual Maintenance Fee: Prior to Annuitization, we deduct an Annual Maintenance Fee. The Annual Maintenance Fee is equal to $50 or 2% of your Unadjusted Account Value, whichever is less. This fee compensates us for administrative and operational costs in connection with the Annuity, such as maintaining our internal systems that support the Annuity. This fee will be deducted annually on the anniversary of the Issue Date of your Annuity or, if you surrender your Annuity during the Annuity Year, the fee is deducted at the time of surrender unless the surrender is taken within 30 days of the most recently assessed Annual Maintenance Fee. The fee is taken first from the Sub-accounts based on the proportion of the Account Value in each Sub-account and then from the DCA MVA Option, if any. The Annual Maintenance Fee is only deducted if the sum of the Purchase Payments at the time the fee is deducted is less than $100,000. We do not impose the Annual Maintenance Fee upon Annuitization (unless Annuitization occurs on an Annuity anniversary), or the payment of a Death Benefit. Pursuant to state law, the amount of the Annual Maintenance Fee may differ in certain states.
Tax Charge: Some states and some municipalities charge premium taxes or similar taxes on annuities that we are required to pay. The amount of tax will vary from jurisdiction to jurisdiction and is subject to change. We reserve the right to deduct the tax from Purchase Payments when received, from Surrender Value upon surrender, or from Unadjusted Account Value upon Annuitization. The Tax Charge is designed to approximate the taxes that we are required to pay and is assessed as a percentage of Purchase Payments, Surrender Value, or Account Value as applicable. The Tax Charge currently ranges up to 3.5%. We may assess a charge against the Sub-accounts equal to any taxes which may be imposed upon the Separate Accounts. “Surrender Value” refers to the Account Value less any applicable Tax Charge and any Annual Maintenance Fee.
We will pay company income taxes on the taxable corporate earnings created by this Annuity. While we may consider company income taxes when pricing our products, we do not currently include such income taxes in the tax charges you may pay under the Annuity. We will periodically review the issue of charging for these taxes, and we may charge for these taxes in the future. We reserve the right to impose a charge for federal income taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account.
In calculating our corporate income tax liability, we may derive certain corporate income tax benefits associated with the investment of company assets, including Separate Account assets, which are treated as company assets under applicable income tax law. These benefits reduce our overall corporate income tax liability. Under current law, such benefits may include foreign tax credits and corporate dividend received deductions. We do not pass these tax benefits through to holders of the Separate Account annuity contracts because (i) the contract Owners are not the Owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include company income taxes in the Tax Charge you pay under the Annuity. We reserve the right to change these tax practices.
Insurance Charge: We deduct an Insurance Charge as part of the valuation of the Sub-accounts. This charge is assessed based on the annualized rate shown in the “Summary of Contract Fees and Charges” for the amount of Net Purchase Payments in your Annuity on each Valuation Day. On any Valuation Day, your Net Purchase Payments will equal the sum of all Purchase Payments applied to your Annuity less all withdrawals taken from your Annuity, which includes withdrawals you take from the Annuity as Required Minimum Distributions and any Lifetime Withdrawals you take under the Defined Income Benefit, if in effect for your Annuity. Currently, we offer two levels of the Insurance Charges depending on whether your Net Purchase Payments are less than $1,000,000, or equal to or greater than $1,000,000 on any Valuation Day. If your Net Purchase Payments are less than $1,000,000, you will pay a higher Insurance Charge at that time than you would pay if your Net Purchase Payments were $1,000,000 or more.
The charge is assessed against the assets allocated to the Sub-accounts. The Insurance Charge is the combination of the Mortality & Expense Risk Charge and the Administration Charge. The Insurance Charge is intended to compensate Pruco Life for providing the insurance benefits under the Annuity, including the risk that persons we guarantee annuity payments to will live longer than our assumptions. The charge further compensates us for our administrative costs associated with providing the Annuity benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees as well as various related expenses. Finally, the charge compensates us for the risk that our assumptions about the mortality risks and expenses under the Annuity are incorrect and that we have agreed not to increase these charges over time despite our actual costs.
Charges for Optional Living and Death Benefits: If you elect to purchase an optional living or death benefit, we will assess an additional charge for benefit or benefits you select for your Annuity. These charges, if any, are assessed as part of the valuation of the Sub-accounts against your assets allocated to the Sub-accounts at the annualized rate(s) shown in the "Summary of Contract Fees and Charges."
The charge for the Defined Income Benefit optional living benefit compensates us for the guarantees provided by the living benefit (as described in “Optional Living Benefit” later in this prospectus) and the risk that persons we guarantee living benefit payments to will live longer than our assumptions. We may increase the charge for the Defined Income Benefit after the 3rd Benefit Anniversary. We will notify you in writing in advance of an increase in the charge for the benefit. You will have the option of refusing the charge increase. If you refuse the charge increase, the charge for the Defined Income Benefit will continue at the current rate until the benefit terminates. If you wish to opt out of the charge increase, you must notify us within the period stated in our notice to you; otherwise the charge increase will become effective. When we receive your opt-out request, we will send you a form confirming the estimated dollar amount of the 5% Guaranteed Income Amount reduction. If you still wish us to process your opt-out request, you must sign and return the form to us at our Service Office in Good Order.
The charge for the Return of Adjusted Purchase Payments Death Benefit, compensates us for the guarantee provided by that optional death benefit and the risk that Account Value will be less than Adjusted Purchase Payments when death benefits are payable under the Annuity. Please refer to the section entitled “Summary of Contract Fees and Charges” for the charges for the optional living benefit and optional death benefit.
Fund Access Charge:The Company currently imposes a Fund Access Charge of 0.35% annually on Account Value invested in certain Sub-accounts. The fee is deducted as an annualized percentage of the daily Account Value allocated to the particular Sub-account(s) and is included in the calculation of the Accumulation Unit Values for those Sub-accounts. We determine the Sub-Accounts to which the Fund Access Charge applies and the level of such charge in our sole discretion. The Fund Access Charge helps provide the Company or its affiliates the amount of revenue the Company or its affiliates require in order to offer certain Portfolios through the Annuity. The Portfolios for which the Company assesses the Fund Access Charge do not provide the Company or its affiliates with the amount of revenue it requires in order for the Company or its affiliates to meet its expenses and revenue targets. You should note that, while the Portfolios for which we currently assess this charge may have lower total annual operating expenses than other Portfolios, the Fund Access Charge, in addition to the total annual operating expenses of the Portfolios, raises the total cost of choosing those Portfolios to levels similar to or possibly exceeding the costs of those Portfolios for which we do not assess a Fund Access Charge.
The Company may use the Fund Access Charge for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, for those Portfolios for which we assess the charge, and we may profit from the charge.
A listing of the Sub-accounts for which the Company currently imposes the Fund Access Charge is shown below and is also available at the website address shown on the front of this prospectus or by calling us at the phone number listed there. We may change the Sub-accounts to which the charge will apply, and may change the level of the charge for any affected Sub-account, including by increasing the level of charge up to the maximum shown in the “Summary of Contract Fees and Charges” earlier in this prospectus. We will send you written notice at least 60 days in advance of implementing a new or increased charge on a Sub-account. If you wish to avoid such new or increased charge, you must transfer any Account Value from the affected Sub-account(s) and ensure any additional Purchase Payments, or amounts subject to systematic programs, will not be allocated to the affected Sub-account(s) on or after the date we indicate the new or increased charge will apply.

Sub-accounts subject to Fund Access Charge:
American Funds Insurance Series® Asset Allocation Fund – Class 1
American Funds Insurance Series® Blue Chip Income and Growth Fund – Class 1
American Funds Insurance Series® Bond Fund – Class 1
American Funds Insurance Series® Growth Fund – Class 1
American Funds Insurance Series® Growth-Income Fund – Class 1
American Funds Insurance Series® Ultra-Short Bond Fund – Class 1
American Funds Insurance Series® U.S. Government/AAA-Rated Securities Fund – Class 1
DFA VA Global Moderate Allocation Portfolio
VA Global Bond Portfolio
VA International Small Portfolio
VA International Value Portfolio
VA Short-Term Fixed Portfolio
VA U.S. Large Value Portfolio
VA U.S. Targeted Value Portfolio
Vanguard Variable Insurance Fund Balanced Portfolio
Vanguard Variable Insurance Fund Capital Growth Portfolio

Sub-accounts subject to Fund Access Charge:
Vanguard Variable Insurance Fund Conservative Allocation Portfolio
Vanguard Variable Insurance Fund Diversified Value Portfolio
Vanguard Variable Insurance Fund Equity Income Portfolio
Vanguard Variable Insurance Fund Equity Index Portfolio
Vanguard Variable Insurance Fund Global Bond Index Portfolio
Vanguard Variable Insurance Fund Growth Portfolio
Vanguard Variable Insurance Fund High Yield Bond Portfolio
Vanguard Variable Insurance Fund International Portfolio
Vanguard Variable Insurance Fund Mid-Cap Index Portfolio
Vanguard Variable Insurance Fund Moderate Allocation Portfolio
Vanguard Variable Insurance Fund Real Estate Index Portfolio
Vanguard Variable Insurance Fund Short-Term Investment-Grade Portfolio
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio
Vanguard Variable Insurance Fund Total International Stock Market Index Portfolio
Vanguard Variable Insurance Fund Total Stock Market Index Portfolio
Fees and Expenses Incurred by the Portfolios: Each Portfolio incurs total annualized operating expenses comprised of an investment management fee, other expenses and any short sale expenses that may apply. These fees and expenses are assessed against each Portfolio’s net assets, and reflected daily by each Portfolio before it provides Pruco Life with the net asset value as of the close of business each Valuation Day. More detailed information about fees and expenses can be found in the summary prospectuses and prospectuses for the Portfolios, which can be obtained by calling 1-888-PRU-2888 or at www.prudentialannuities.com.
DCA MVA OPTION CHARGES
No specific fees or expenses are deducted when determining the rates we credit to a DCA MVA Option. However, for some of the same reasons that we deduct the Insurance Charge against the Account Value allocated to the Sub-accounts, we also take into consideration mortality, expense, administration, profit and other factors in determining the interest rates we credit to a DCA MVA Option. For information about how the amount of an MVA is calculated if you transfer or withdraw Account Value prior to the end of the applicable Guarantee Period, see “Market Value Adjustment” in “Investment Options” earlier in this prospectus.
ANNUITY PAYMENT OPTION CHARGES
If you select a fixed payment option upon Annuitization, the amount of each fixed payment will depend on the Unadjusted Account Value of your Annuity when you elected to annuitize. There is no specific charge deducted from these payments; however, the amount of each annuity payment reflects assumptions about our insurance expenses. Also, a tax charge may apply.
EXCEPTIONS/REDUCTIONS TO FEES AND CHARGES
We may reduce or eliminate certain fees and charges or alter the manner in which the particular fee or charge is deducted. For example, we may reduce or eliminate the amount of the Annual Maintenance Fee or reduce the portion of the Total Insurance Charge that is deducted as an Administration Charge. We will not discriminate unfairly between Annuity purchasers if and when we reduce any fees and charges.
FEES ASSOCIATED WITH FEE-BASED FINANCIAL PLANS OR INVESTMENT ADVISORY SERVICES
The Annuity is available through investment advisors who may use it as part of a more comprehensive fee-based financial plan or may use the Annuity in connection with investment advisory services provided to you. In connection with that plan or the advisory services, your investment firm or investment advisor may offer investment advice for a fee. The fee for this advice is set by your advisor and is covered in a separate agreement between you and your advisor. We are not a party to that agreement and we have not made any independent review of your investment advisor, the agreement under which you receive investment advisory services, or the fee for those services.

PURCHASING YOUR ANNUITY
REQUIREMENTS FOR PURCHASING THE ANNUITY
We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of an Annuity and/or acceptance of Purchase Payments. Certain of the current limitations, restrictions and standards are described below. We may change these limitations, restrictions and standards in the future. We may make changes to these limitations, restrictions, and/or underwriting standards relating to our issuance of an Annuity subject to any applicable state regulatory approval and requirements. Any such changes would apply to applications received by us in Good Order after the date of the change(s) and changes to the limitations, restrictions or underwriting standards described below would be described revisions to this prospectus.
Your financial professional is required to complete annuity training before soliciting an application for an annuity product. If your annuity application is submitted before your financial professional completes the applicable annuity training requirements, your application will be returned, and the annuity product will need to be re-solicited. If the annuity training is not completed within five (5) Valuation Days from the date we receive your initial Purchase Payment, described below, in Good Order and we do not have your consent to retain the Purchase Payment beyond this time, we will return your Purchase Payment and your Annuity will not be issued.
Initial Purchase Payment: An initial Purchase Payment is considered the first Purchase Payment received by us in Good Order and in an amount sufficient to issue your Annuity. This is the payment that issues your Annuity. All subsequent Purchase Payments allocated to the Annuity will be considered Additional Purchase Payments. Unless we agree otherwise and subject to our rules, you must make an initial Purchase Payment of at least $10,000. However, if you decide to make payments under a systematic investment or an electronic funds transfer program, we may accept a lower initial Purchase Payment provided that, within the first Annuity Year, your subsequent Purchase Payments plus your initial Purchase Payment total the minimum initial Purchase Payment amount required for the Annuity purchased.
We must approve any initial and additional Purchase Payments where the total amount of Purchase Payments equals $1,000,000 or more with respect to this Annuity and any other annuities you are purchasing from us (or that you already own) and/or our affiliates. To the extent allowed by state law, that required approval also will apply to a proposed change of owner of the Annuity, if as a result of the ownership change, total Purchase Payments with respect to this Annuity and all other annuities owned by the new Owner would equal or exceed that $1,000,000 threshold. We may limit additional Purchase Payments under other circumstances, as explained in “Additional Purchase Payments,” below. You should note that our requirement to approve total Purchase Payments of $1,000,000 or more could result in your Annuity never achieving the reduction in Insurance Charge level that applies when Net Purchase Payments are $1,000,000 or more.
Applicable laws designed to counter terrorists and prevent money laundering might, in certain circumstances, require us to block an Annuity Owner’s ability to make certain transactions, and thereby refuse to accept Purchase Payments or requests for transfers, partial withdrawals, total withdrawals, death benefits, or income payments until instructions are received from the appropriate regulator. We also may be required to provide additional information about you and your Annuity to government regulators.
Except as noted below, Purchase Payments must be submitted by check drawn on a U.S. bank, in U.S. dollars, and made payable to Pruco Life. Purchase Payments may also be submitted via 1035 exchange or direct transfer of funds. Under certain circumstances, Purchase Payments may be transmitted to Pruco Life by wiring funds through your financial professional’s broker-dealer firm. Additional Purchase Payments may also be applied to your Annuity under an electronic funds transfer, an arrangement where you authorize us to deduct money directly from your bank account. We may reject any payment if it is received in an unacceptable form. Our acceptance of a check is subject to our ability to collect funds.
Once we accept your application, we invest your Purchase Payment in your Annuity according to your instructions. You can allocate Purchase Payments to one or more available Investment Options.
Speculative Investing: Do not purchase this Annuity if you, anyone acting on your behalf, and/or anyone providing advice to you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme now or at any time prior to termination of the Annuity. Your Annuity may not be traded on any stock exchange or secondary market. By purchasing this Annuity, you represent and warrant that you are not using this Annuity, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships and endowments. Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated Annuitant. You may name as Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the grantors are designated as Joint Annuitants. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value is reduced by the Total Insurance Charge and subject to Sub-account fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary(ies) as described in the “Death Benefits” section of this prospectus. See the “Death Benefits” section later in this prospectus for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.

Additionally, we will not permit election or re-election of any optional death benefit or optional living benefit by certain ownership types. We may issue an Annuity in ownership structures where the annuitant is also the participant in a Qualified or Non-Qualified employer sponsored plan and the Annuity represents his or her segregated interest in such plan. We reserve the right to further limit, restrict and/or change to whom we will issue an Annuity in the future, to the extent permitted by state law. Further, please be aware that we do not provide administration for employer-sponsored plans and may also limit the number of plan participants that may elect to use our Annuity as a funding vehicle.
Age Restrictions: Unless we agree otherwise and subject to our rules, in order to issue the annuity, we must receive the application, in good order, before the oldest of the Owner(s) and Annuitant(s) turns 86 years old. If you purchase a Beneficiary Annuity, the maximum issue age is 85 based on the Key Life. The broker-dealer firm through which you are purchasing the Annuity may impose a younger maximum issue age than what is described above – check with the broker-dealer firm for details. The “Annuitant” refers to the natural person(s) upon whose life annuity payments payable to the Owner are based.
Additional Purchase Payments: If allowed by applicable state law, currently you may make additional Purchase Payments, provided that the payment is at least $100 (we impose a $50 minimum for electronic funds transfer (“EFT”) purchases). We may amend this Purchase Payment minimum, and/or limit the Investment Options to which you may direct Purchase Payments. You may make additional Purchase Payments, unless the Annuity is held as a Beneficiary Annuity, at any time before the earlier of the Annuity Date and (i) for Annuities that are not entity-owned, the oldest Owner’s 86th birthday or (ii) for entity-owned Annuities, the oldest Annuitant’s 86th birthday. However, Purchase Payments are not permitted after the Account Value is reduced to zero.
Each additional Purchase Payment will be allocated to the Investment Options according to your instructions you may not provide allocation instructions that apply to more than one additional Purchase Payment. Thus, if you have not provided allocation instructions with a particular additional Purchase Payment, we will allocate the Purchase Payment to the Sub-accounts based on the proportion of Account Value in each Sub-account, excluding any Sub-accounts to which you may not choose to allocate Account Value.
We reserve the right to limit, suspend or reject any additional Purchase Payment at any time, but would do so only on a non-discriminatory basis. In particular, if the Defined Income Benefit or the Return of Adjusted Purchase Payments Death Benefit is in effect for your Annuity, circumstances where we may limit, restrict, suspend or reject additional Purchase Payments include, but are not limited to the following:

•	if we are not then offering the applicable benefit(s) for new issues;

•	if we are offering a modified version of the applicable benefit(s) for new issues; or

•
if the Return of Adjusted Purchase Payments Death Benefit is in effect for your Annuity and if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the death benefit amount is being increased in an unintended fashion (among the factors we will use in making a determination as to whether an action is designed to increase the death benefit amount in an unintended fashion is the relative size of additional Purchase Payment(s)); or

•
if the Defined Income Benefit is in effect for your Annuity and if the then currently declared Income Growth Rate or the then currently declared Income Percentage is less than the Minimum Income Growth Rate for additional Purchase Payments or the Minimum Income Percentage for additional Purchase Payments shown in the Schedule Supplement for your Defined Income Benefit; or

•
if we determine that, as a result of the timing and amounts of your additional Purchase Payments and withdrawals, the Guaranteed Income Amount is being increased in an unintended fashion (among the factors we will use in making a determination as to whether an action is designed to increase the Guaranteed Income Amount in an unintended fashion is the relative size of additional Purchase Payment(s)).

If we further exercise our right to suspend, reject and/or place limitations on the acceptance of additional Purchase Payments, you may no longer be able to fund the Defined Income Benefit optional living benefit or the optional Return of Adjusted Purchase Payments Death Benefit that you elected to the level you originally intended. This means that you may no longer be able to increase the values associated with your Defined Income Benefit optional living benefit through additional Purchase Payments or increase the amount of the death benefit under the optional Return of Adjusted Purchase Payments Death Benefit. This would also impact your ability to make annual contributions to certain qualified Annuities.
When you purchase this Annuity and determine the amount of your initial Purchase Payment, you should consider the fact that we may suspend, reject or limit additional Purchase Payments at some point in the future.
Depending on the tax status of your Annuity (e.g, if you own the Annuity through an IRA), there may be annual contribution limits dictated by applicable law. Please see “Tax Considerations” section for additional information on these contribution limits.
If you have elected to participate in the 6 or 12 Month DCA Program, your initial Purchase Payment will be applied to your chosen program. Each time you make an additional Purchase Payment, you will need to elect a new 6 or 12 Month DCA Program for that additional Purchase Payment. If you do not provide such instructions, we will allocate that additional Purchase Payment among the Sub-accounts based on the proportion of Account Value then in each Sub-account, excluding Sub-accounts to which you may not choose to allocate Account Value. Additionally, if your initial Purchase Payment is funded from multiple sources (e.g., a transfer of assets/1035 exchange) then the total amount that you have designated to fund your Annuity will be treated as the initial Purchase Payment for purposes of your participation in the 6 or 12 Month DCA Program.
Additional Purchase Payments may also be limited if the total Purchase Payments under this Annuity and other annuities equals or exceeds $1,000,000, as described in more detail in “Initial Purchase Payment,” above.

DESIGNATION OF OWNER, ANNUITANT AND BENEFICIARY
Owner, Annuitant and Beneficiary Designations: We will ask you to name the Owner(s), Annuitant(s) and one or more Beneficiaries for your Annuity. If you are considering purchase of the Defined Income Benefit to provide lifetime income for your life or the lives or you and your spouse, you should carefully consider the rules regarding the designations of the Owner, Annuitant and Beneficiary for the Annuity and for the Defined Income Benefit when you establish or change these designations. See “Optional Living Benefit-Defined Income Benefit” later in this prospectus.

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Owner: Each Owner holds all rights under the Annuity. You may name up to two Owners in which case all ownership rights are held jointly. Generally, joint Owners are required to act jointly; however, if both Owners instruct us in a written form that we find acceptable to allow one Owner to act independently on behalf of both Owners we will permit one Owner to do so. All information and documents that we are required to send you will be sent to the first named Owner. Co-ownership by entity Owners or an entity Owner and an individual is not permitted. Refer to the Glossary of Terms for a complete description of the term “Owner.” Prior to Annuitization, there is no right of survivorship (other than any spousal continuance right that may be available to a surviving spouse).

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Annuitant: The Annuitant is the person upon whose life we make annuity payments. You must name an Annuitant who is a natural person and may name a Joint Annuitant, subject to our approval, unless the Annuity is to be used as an IRA, or other "qualified investment that is given beneficial treatment under the Code. For Annuities owned by natural persons, if an Annuitant who is not the Owner predeceases the Owner before the Annuity Date, the Joint Annuitant will become the Annuitant. In limited circumstances and where allowed by law, we may allow you to name one or more “Contingent Annuitants” with our prior approval. Generally, a Contingent Annuitant will become the Annuitant if the Annuitant dies before the Annuity Date. Please refer to the discussion of “Considerations for Contingent Annuitants” in the Tax Considerations section of the prospectus. For Beneficiary Annuities, instead of an Annuitant there is a “Key Life” which is used to determine the annual required distributions.

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Beneficiary: The Beneficiary is the person(s) or entity you name to receive the Death Benefit. Your Beneficiary designation should be the exact name of your Beneficiary, not only a reference to the Beneficiary’s relationship to you. If you use a class designation in lieu of designating individuals (e.g. “surviving children”), we will pay the class of Beneficiaries as determined at the time of your death and not the class of Beneficiaries that existed at the time the designation was made. If no Beneficiary is named, the Death Benefit will be paid to you or your estate. For Annuities that designate a custodian or a plan as Owner, the custodian or plan must also be designated as the Beneficiary. For Beneficiary Annuities, instead of a Beneficiary, the term “Successor” is used. If an Annuity is co-owned by spouses, we do not offer Joint Tenants with Rights of Survivorship (JTWROS). Both owners would need to be listed as the primary beneficiaries for the surviving spouse to maintain the contract unless you elect an alternative Beneficiary designation.

Your right to make certain designations may be limited if your Annuity is to be used as an IRA, Beneficiary Annuity or other “qualified” investment that is given beneficial tax treatment under the Code. You should seek competent tax advice on the income, estate and gift tax implications of your designations.
“Beneficiary” Annuity
You may purchase an Annuity if you are a Beneficiary of an account that was owned by a decedent, subject to the following requirements. You may transfer the proceeds of the decedent's account into the Annuity described in this prospectus and receive distributions that are required by the tax laws.
Upon purchase, the Annuity will be issued in the name of the decedent for your benefit. You must take required distributions at least annually, which we will calculate based on the applicable life expectancy in the year of the decedent's death, using Table 1 in IRS Publication 590-B.
For IRAs and Roth IRAs, distributions must begin by December 31st of the year following the year of the decedent’s death. If you are the surviving spouse Beneficiary, distributions may be deferred until the decedent would have attained age 70 1/2. However, if you choose to defer distributions, you are responsible for complying with the distribution requirements under the Code, and you must notify us when you would like distributions to begin. For additional information regarding the tax considerations applicable to Beneficiaries of an IRA or Roth IRA, see “Required Distributions Upon Your Death for Qualified Annuity Contracts” in “Tax Considerations”.
For nonqualified Annuities, distributions must begin within one year of the decedent's death. For additional information regarding the tax considerations applicable to Beneficiaries of a nonqualified Annuity see “Required Distributions Upon Your Death for Nonqualified Annuity Contracts” in “Tax Considerations”.
You may take withdrawals in excess of your required distributions. Any withdrawals you take count toward the required distribution for the year. All applicable charges will be assessed against your Annuity, such as the Insurance Charge and the Annual Maintenance Fee.
The Annuity provides a basic Death Benefit upon death, and you may name “successors” who may receive the Death Benefit.
Please note the following additional limitations for a Beneficiary Annuity:

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No additional Purchase Payments are permitted. You may only make a one-time initial Purchase Payment transferred to us directly from another annuity or eligible account. You may not make your Purchase Payment as an indirect rollover, or combine multiple assets or death benefits into a single contract as part of this Beneficiary Annuity.

▪	You may not elect any optional living or death benefits.

▪	You may not annuitize the Annuity; no annuity options are available.

▪	You may participate only in the following programs: Automatic Rebalancing, Dollar Cost Averaging (but not the 6 or 12 Month DCA Program), or systematic withdrawals.

▪	You may not assign or change ownership of the Annuity, and you may not change or designate another life upon which distributions are based. A Beneficiary Annuity may not be co-owned.

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If the Annuity is funded by means of transfer from another Beneficiary Annuity with another company, we require that the sending company or the beneficial Owner provide certain information in order to ensure that applicable required distributions have been made prior to the transfer of the contract proceeds to us. We further require appropriate information to enable us to accurately determine future distributions from the Annuity. Please note we are unable to accept a transfer of another Beneficiary Annuity where taxes are calculated based on an exclusion amount or an exclusion ratio of earnings to original investment. We are also unable to accept a transfer of an annuity that has annuitized.

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The beneficial Owner of the Annuity can be an individual, grantor trust, or, for an IRA or Roth IRA, an estate or a qualified trust. In general, a qualified trust (1) must be valid under state law; (2) must be irrevocable or become irrevocable by its terms upon the death of the IRA or Roth IRA Owner; and (3) the Beneficiaries of the trust who are Beneficiaries with respect to the trust’s interest in this Annuity must be identifiable from the trust instrument and must be individuals. A qualified trust may be required to provide us with a list of all Beneficiaries to the trust (including contingent and remainder Beneficiaries with a description of the conditions on their entitlement), all of whom must be individuals, as of September 30th of the year following the year of death of the IRA or Roth IRA Owner, or date of Annuity application if later. The trustee may also be required to provide a copy of the trust document upon request. If the beneficial Owner of the Annuity is a grantor trust, distributions must be based on the life expectancy of the grantor who is named as the Annuitant. If the beneficial Owner of the Annuity is a qualified trust, distributions must be based on the life expectancy of the oldest Beneficiary under the trust.

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If this Beneficiary Annuity is transferred to another company as a tax-free exchange with the intention of qualifying as a Beneficiary annuity with the receiving company, we may require certifications from the receiving company that required distributions will be made as required by law.

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If you are transferring proceeds as Beneficiary of an annuity that is owned by a decedent, we must receive your transfer request at least 45 days prior to your first or next required distribution. If, for any reason, your transfer request impedes our ability to complete your required distribution by the required date, we will be unable to accept your transfer request.

RIGHT TO CANCEL
You may cancel (or “Free Look”) your Annuity for a refund by notifying us in Good Order or by returning the Annuity to our Service Office or to the representative who sold it to you within 10 days after you receive it (or such other period as may be required by applicable law). The Annuity can be mailed or delivered either to us, at our Service Office, or to the representative who sold it to you. Return of the Annuity by mail is effective on being postmarked, properly addressed and postage prepaid.
Subject to applicable law, the amount of the refund will equal the Account Value as of the Valuation Day we receive the returned Annuity at our Service Office or the cancellation request in Good Order, plus any fees or Tax Charge deducted from the Purchase Payment upon allocation to the Annuity or imposed under the Annuity, less any applicable federal and state income tax withholding. However, where we are required by applicable law to return Purchase Payments, we will return the greater of Account Value and Purchase Payments. If you had Account Value allocated to a DCA MVA Option upon your exercise of the Free Look, we will, to the extent allowed by applicable state law, calculate any applicable MVA with a zero “Liquidity Factor.” See “Market Value Adjustment Options” earlier in this prospectus.
SCHEDULED PAYMENTS DIRECTLY FROM A BANK ACCOUNT
You can make additional Purchase Payments to your Annuity by authorizing us to deduct money directly from your bank account and applying it to your Annuity, unless the Annuity is held as a Beneficiary Annuity. No additional Purchase Payments are permitted if you have elected the Beneficiary Annuity. We may suspend or cancel electronic funds transfer privileges if sufficient funds are not available from the applicable financial institution on any date that a transaction is scheduled to occur. We may also suspend or cancel electronic funds transfer privileges if we have limited, restricted, suspended or terminated the ability of Owners to submit additional Purchase Payments.
SALARY REDUCTION PROGRAMS
These types of programs are only available with certain types of qualified investments. If your employer sponsors such a program, we may agree to accept periodic Purchase Payments through a salary reduction program, but allocations may not be directed to the DCA MVA Options.

MANAGING YOUR ANNUITY
CHANGE OF OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS
In general, you may change the Owner, Annuitant and Beneficiary designations by sending us a request in Good Order, which will be effective when the request is signed, unless otherwise specified by you, subject to our receipt of the request at our Service Office. However, if the Annuity is held as a Beneficiary Annuity, the Owner may not be changed and you may not designate another Key Life upon which distributions are based. As of the Valuation Day we receive an ownership change, including an assignment, any automated investment or withdrawal programs will be canceled. The new Owner must submit the applicable program enrollment if they wish to participate in such a program. Where allowed by law, such changes will be subject to our acceptance. Any change we accept is subject to any transactions processed by us before we receive the notice of change at our Service Office. Some of the changes we will not accept include, but are not limited to:

▪	a new Owner subsequent to the death of the Owner or the first of any co-Owners to die, except where a spouse-Beneficiary has become the Owner as a result of an Owner’s death;

▪	a new Annuitant subsequent to the Annuity Date if the annuity option includes a life contingency;

▪	a change in Annuitant, including the removal of a Joint Annuitant, prior to the Annuity Date if the Owner is an entity;

▪	a new Joint Annuitant if the Annuity was issued as a tax-free exchange under Section 1035 of the Code and the Annuity has been in effect for less than one year;

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a new Owner such that the new Owner is older than the age for which we would then issue the Annuity as of the effective date of such change, unless the change of Owner is the result of spousal continuation;

▪	any permissible designation change if the change request is received at our Service Office after the Annuity Date;

▪	a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, or grantor trusts with more than two grantors; and

▪	a new Annuitant or Joint Annuitant for an Annuity issued to a grantor trust where the new Annuitant or Joint Annuitant, as applicable, is not the older grantor of the trust.
In general and to the extent permitted by state law, you may change the Owner, Annuitant and Beneficiary designations as indicated above, and also may assign the Annuity. We will allow changes of ownership and/or assignments only if the Annuity is held exclusively for the benefit of the Annuitant or Contingent Annuitant. We accept assignments of nonqualified Annuities only.
We reserve the right to reject any proposed change of Owner, Annuitant or Beneficiary, as well as any proposed assignment of the Annuity.
We will reject a proposed change where the proposed Owner, Annuitant, Beneficiary or assignee is any of the following:

▪	a company(ies) that issues or manages viatical or structured settlements;

▪	an institutional investment company;

▪	an Owner with no insurable relationship to the Annuitant or Contingent Annuitant (a “Stranger-Owned Annuity” or “STOA”); or

▪	a change in designation(s) that does not comply with or that we cannot administer in compliance with Federal and/or state law.
We will implement this right on a non-discriminatory basis and to the extent allowed by state law but are not obligated to process your request within any particular timeframe.
If you elect the Defined Income Benefit optional living benefit for your Annuity, you will be subject to restrictions on designating the Owner, Annuitant and Beneficiary and any changes to those designations can negatively impact the benefit. Please see “Optional Living Benefit-Defined Income Benefit” later in this prospectus.
If you elect the Return of Adjusted Purchase Payments Death Benefit for your Annuity, a change of Owner (or Annuitant, if the entity is the Owner) that changes the life on which the death benefit will be determined will terminate the rider. See “Death Benefits” later in this prospectus for additional details.
Spousal Designations
If an Annuity is co-owned by spouses, we do not offer Joint Tenants with Rights of Survivorship (JTWROS). Both owners would need to be listed as the primary beneficiaries for the surviving spouse to maintain the contract unless you designate a different Beneficiary. Note that any division of your Annuity due to divorce will be treated as a withdrawal and the non-Owner ex-spouse may decide whether he or she would like to use the withdrawn funds to purchase a new Annuity that is then available to new contract owners. Please consult with your tax advisor regarding your personal situation if you will be transferring or dividing your Annuity pursuant to a divorce.
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme

Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser for more information.
Contingent Annuitant
Generally, if an Annuity is owned by an entity and the entity has named a Contingent Annuitant, the Contingent Annuitant will become the Annuitant upon the death of the Annuitant or Joint Annuitant, and no Death Benefit is payable. Unless we agree otherwise, the Annuity is only eligible to have a Contingent Annuitant designation if the entity which owns the Annuity is (1) a plan described in Code Section 72(s)(5)(A)(i) (or any successor Code section thereto); (2) an entity described in Code Section 72(u)(1) (or any successor Code section thereto); or (3) a Custodial Account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (or any successor Code section thereto) (“Custodial Account”).
Where the Annuity is held by a Custodial Account, the Contingent Annuitant will not automatically become the Annuitant upon the death of the Annuitant. Upon the death of the Annuitant, the Custodial Account will have the choice, subject to our rules, to either elect to receive the Death Benefit or elect to continue the Annuity. See “Spousal Continuation of Annuity” in “Death Benefits” for more information about how the Annuity can be continued by a Custodial Account, including the amount of the Death Benefit.

MANAGING YOUR ACCOUNT VALUE
There are several programs we administer to help you manage your Account Value. We describe our current programs in this section. The minimum transfer amount under any program is currently $100, although we will not impose that requirement with respect to the final amount to be transferred under a program.
DOLLAR COST AVERAGING PROGRAMS
We offer Dollar Cost Averaging Programs during the Accumulation Period. In general, Dollar Cost Averaging allows you to systematically transfer an amount periodically from one Sub-account to one or more other Sub-accounts to which you are permitted to allocate. You can choose to transfer earnings only, principal plus earnings or a flat dollar amount. You may elect a Dollar Cost Averaging program that transfers amounts monthly, quarterly, semi-annually, or annually from your Sub-accounts (if you make no selection, we will effect transfers on a monthly basis). In addition, you may elect the 6 or 12 Month DCA Program described below.
There is no guarantee that Dollar Cost Averaging will result in a profit or protect against a loss in a declining Sub-account.
6 OR 12 MONTH DOLLAR COST AVERAGING PROGRAM (THE “6 OR 12 MONTH DCA PROGRAM”) AVAILABLE BEGINNING ON OR ABOUT FEBRUARY 24, 2020 WHEN TIME THE DEFINED INCOME BENEFIT IS NOT IN EFFECT FOR YOUR ANNUITY.
The 6 or 12 Month DCA Program is subject to our rules at the time of election and may not be available in conjunction with other programs and benefits we make available or in all states. We may discontinue, modify or amend this program from time to time. The 6 or 12 Month DCA Program is not available with the Defined Income Benefit or in the States of Illinois, Iowa and Oregon.
Criteria for Participating in the Program

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If you have elected to participate in the 6 or 12 Month DCA Program, your initial Purchase Payment will be applied to your chosen program and Sub-accounts. Each time you make an additional Purchase Payment, you will need to elect a new 6 or 12 Month DCA Program for that additional Purchase Payment. If you do not provide such instructions, we will allocate that additional Purchase Payment among the Sub-accounts based on the proportion of Account Value then in each Sub-account, excluding any Sub-accounts to which you may not electively allocate Account Value. Additionally, if your initial Purchase Payment is funded from multiple sources (e.g., a transfer of assets/1035 exchange) then the total amount that you have designated to fund your annuity will be treated as the initial Purchase Payment for purposes of your participation in the 6 or 12 Month DCA Program.

•	You may only allocate Purchase Payments to the DCA MVA Options. You may not transfer Account Value into this program. To institute a program, you must allocate at least $2,000 to the DCA MVA Options.

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As part of your election to participate in the 6 or 12 Month DCA Program, you specify whether you want 6 or 12 monthly transfers under the program. We then set the monthly transfer amount, by dividing the Purchase Payment you have allocated to the DCA MVA Options by the number of months. For example, if you allocated $6,000, and selected a 6 month DCA Program, we would transfer $1,000 each month (with the interest earned added to the last payment). We will adjust the monthly transfer amount if, during the transfer period, the amount allocated to the DCA MVA Options is reduced. In that event, we will re-calculate the amount of each remaining transfer by dividing the amount in the DCA MVA Option (including any interest) by the number of remaining transfers. If the recalculated transfer amount is below the minimum transfer required by the program (currently $100), we will transfer the remaining amount from the DCA MVA Option on the next scheduled transfer and terminate the program.

•	We impose no fee for your participation in the 6 or 12 Month DCA Program.

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You may cancel the DCA Program at any time. If you do, we will transfer any remaining amount held within the DCA MVA Options according to your instructions, subject to any applicable MVA. If you do not provide any such instructions, we will transfer any remaining amount held in the DCA MVA Options to the Sub-accounts in which you are invested currently in proportion to your current investment in each Sub-account , excluding any Sub-accounts to which you are not permitted to choose to allocate or transfer Account Value. If any such Sub-account is no longer available, we may allocate the amount that would have been applied to that Sub-account to the PSF Government Money Market Sub-account.

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We credit interest to amounts held within the DCA MVA Options at the applicable declared rates. We credit such interest until the earliest of the following (a) the date the entire amount in the DCA MVA Option has been transferred out; (b) the date the entire amount in the DCA MVA Option is withdrawn; (c) the date as of which any Death Benefit payable is determined, unless the Annuity is continued by a spouse Beneficiary (in which case we continue to credit interest under the program); or (d) the Annuity Date.

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The interest rate earned in a DCA MVA Option will be no less than the minimum guaranteed interest rate. We may, from time to time, declare new interest rates for new Purchase Payments that are higher than the minimum guaranteed interest rate. Please note that the interest rate that we apply under the 6 or 12 Month DCA Program is applied to a declining balance. Therefore, the dollar amount of interest you receive will decrease as amounts are systematically transferred from the DCA MVA Option to the Sub-accounts, and the effective interest rate earned will therefore be less than the declared interest rate.

Details Regarding Program Transfers

•	Transfers made under this program are not subject to any MVA.

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Any partial withdrawals, transfers, or fees deducted from the DCA MVA Options will reduce the amount in the DCA MVA Options. If you have only one 6 or 12 Month DCA Program in operation, withdrawals, transfers, or fees may be deducted from the DCA MVA Options associated with that program. You may, however, have more than one 6 or 12 Month DCA Program operating at the same time (so long as any such additional 6 or 12 Month DCA Program is of the same duration). For example, you may have more than one 6 Month DCA Program in effect, but may not have a 6 Month Program running simultaneously with a 12 Month Program.

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6 or 12 Month DCA transfers will begin on the date the DCA MVA Option is established (unless modified to comply with state law) and on each month following until the entire principal amount plus earnings is transferred. We do not count transfers under the 6 or 12 Month DCA Program against the number of free transfers allowed under your Annuity.

•	The minimum transfer amount is $100, except for the final amount to be transferred under the program.

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If you are participating in one of our automated withdrawal programs (e.g., systematic withdrawals), we may include within that withdrawal program amounts held within the DCA MVA Options. If you have elected any optional living benefit, any withdrawals will be taken from your Sub-accounts and the DCA MVA Options in proportion to your Account Value then in each. Such withdrawals will be assessed any applicable MVA.

AUTOMATIC REBALANCING PROGRAMS
During the Accumulation Period, we offer Automatic Rebalancing among the Sub-accounts you choose and to which you are permitted to allocate. The “Accumulation Period” refers to the period of time from the Issue Date through the last Valuation Day immediately preceding the Annuity Date. You can choose to have your Account Value rebalanced monthly, quarterly, semi-annually, or annually. On the appropriate date, the Sub-accounts you choose are rebalanced to the allocation percentages you requested. With Automatic Rebalancing, we transfer the appropriate amount from the “overweighted” Sub-accounts to the “underweighted” Sub-accounts to return your allocations to the percentages you request. For example, over time the performance of the Sub-accounts will differ, causing your percentage allocations to shift. You may make additional transfers; however, the Automatic Rebalancing program will not reflect such transfers unless we receive instructions from you indicating that you would like to adjust the Automatic Rebalancing program. There is no minimum Account Value required to enroll in Automatic Rebalancing. All rebalancing transfers as part of an Automatic Rebalancing program are not included when counting the number of transfers each year toward the maximum number of free transfers. We do not deduct a charge for participating in an Automatic Rebalancing program. Participation in the Automatic Rebalancing program may be restricted if you are enrolled in certain other optional programs. Sub-accounts that are part of a systematic withdrawal program or Dollar Cost Averaging program will be excluded from an Automatic Rebalancing program.
AUTHORIZATION OF A THIRD PARTY INVESTMENT ADVISOR TO MANAGE MY ACCOUNT
This Annuity may be used where you have engaged an investment advisor to provide advice to you regarding the Annuity. That investment advisor may be a firm or person that is appropriately licensed to sell the Annuity or that is affiliated with an entity that is appropriately licensed to sell the Annuity. The investment advisor you engage to provide advice to you in connection with the Annuity for you is not acting on our behalf, but is acting on your behalf. To be eligible to take any action with respect to your Annuity, your investment advisor must follow our rules for interacting with us to take action on your Annuity. In particular, we limit the amount of the advisor’s fee that the advisor can withdraw from your Annuity (provided you have completed the required paperwork authorizing your investment advisor to do so) to a specified percentage of your Account Value. We may change the percentage limit periodically at our discretion. Currently, we do not allow advisors to request withdrawals from the Annuity to pay any portion of the investment advisor's fee when the Annuity has the Defined Income Benefit in effect. We reserve the right to change these rules at any time. Although we impose these rules, you are solely responsible for choosing a suitable investment advisor.
We do not offer advice about how to allocate your Account Value or make elections for your Annuity. We follow appropriately given instructions and direction from your investment advisor or you. As such, we are not responsible for any recommendations your investment advisor makes, any specific transfers, transactions or elections they make on your behalf.
We are not a party to the agreement you have with your investment advisor, and do not verify that amounts withdrawn from your Annuity, including amounts withdrawn to pay for the investment advisor’s fee, align with the terms of your agreement with your investment advisor. You will, however, receive confirmations of transactions that affect your Annuity that reflect advisory fees deducted from your Account Value. It is your responsibility to arrange for the payment of the advisory fee charged by your investment advisor. Similarly, it is your responsibility to understand the advisory services provided by your investment advisor and the advisory fees charged for those services, and if applicable, to review transaction confirmations to validate the accuracy of the advisory fee withdrawn from the Annuity (subject to the percentage limit described above).
Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Annuity. Please be aware that if you authorize your investment advisor to withdraw amounts from your Annuity to pay for the investment advisor’s fee, such fee deduction will be treated as a withdrawal. Regardless of whether a withdrawal is authorized by your investment advisor or you, a withdrawal from your Annuity can have many consequences, particularly if you are participating in optional living benefits and/or optional death benefits. For example, as with any other withdrawal from your Annuity, you may incur adverse tax consequences upon the deduction of your advisor’s fee from your Annuity. In addition, a withdrawal generally may also reduce the level of various living and death benefit guarantees provided.
Special Rules for Distributions to Pay Advisory Fees
We treat partial withdrawals to pay advisory fees as taxable distributions unless your Annuity is being used in conjunction with a “qualified” retirement plan (plans meeting the requirements of Sections 401, 403 or 408 of the Code). However, if your Annuity has an optional living benefit that is ineligible for advisory fee deduction, and if you take partial withdrawals from such Annuity to pay advisory fees, such partial withdrawals will be considered taxable distributions for all contracts, including the “qualified” retirement plans enumerated above.
FINANCIAL PROFESSIONAL PERMISSION TO FORWARD TRANSACTION INSTRUCTIONS
If you have provided the necessary authorization on the application for your Annuity, the individual who signed the application for your Annuity may forward instructions regarding the allocation of your Account Value, and request financial transactions involving Investment Options. We refer to this person as your "financial professional." You may have another person providing investment advisory services to you with respect to this Annuity and who you have separately authorized on the form we require to forward instructions to us regarding the allocation of your Account Value or certain financial transactions. Please be aware that if you authorize more than one person to provide investment instructions to us, we will follow all instructions received from authorized persons in the order in which we receive them. If your financial professional or investment advisor has this authority, we deem that all such transactions that are directed by your financial professional or investment advisor, as applicable, with respect to your Annuity have been authorized by you. You will receive a confirmation of any financial transaction involving the purchase or sale of Units of your Annuity. You must contact us immediately if and when you revoke such authority. We will not be responsible for acting on instructions from your financial professional or authorized investment advisor until we receive notification of the revocation of such person's authority. We may also suspend, cancel or limit these authorizations at any time. In addition, we may restrict the Investment Options available for transfers or allocation of Purchase Payments by such financial professional or investment advisor. We will notify you and your financial professional if we implement any such restrictions or prohibitions.
Please Note: Contracts managed by your financial professional or investment advisor also are subject to the restrictions on transfers between Investment Options that are discussed in the section below titled “Restrictions on Transfers Between Investment Options.” We may also require that your financial professional or investment advisor transmit all financial transactions using the electronic trading functionality available through our Internet website (www.prudentialannuities.com). Limitations that we may impose on your financial professional or investment advisor under the terms of an administrative agreement (e.g., a custodial agreement) do not apply to financial transactions requested by an Owner on his or her own behalf, except as otherwise described in this prospectus.
RESTRICTIONS ON TRANSFERS BETWEEN INVESTMENT OPTIONS
During the Accumulation Period you may transfer Account Value between Investment Options subject to the restrictions outlined below. Transfers are not subject to taxation on any gain. We do not currently require a minimum amount in each Sub-account you allocate Account Value to at the time of any allocation or transfer. Although we do not currently impose a minimum transfer amount, we reserve the right to require that any transfer be at least $50.
Transfers under this Annuity consist of those you initiate or those made under a systematic program, such as the 6 or 12 Month DCA Program, another dollar cost averaging program, or an asset rebalancing program. The transfer restrictions discussed in this section apply only to transfers that you initiate, not any transfers under a systematic program.
Once you have made 20 transfers among the Sub-accounts during an Annuity Year, we will accept any additional transfer request during that year only if the request is submitted to us in writing with an original signature and otherwise is in Good Order. We do not view a facsimile transmission or other electronic transmission as a “writing.” For purposes of this 20 transfer limit, we will treat multiple transfer requests submitted on the same Valuation Day as a single transfer and will not count any transfer that (1) solely involves a DCA MVA Option, or (2) involves one of our systematic programs, such as automated withdrawals.
Frequent transfers among Sub-accounts in response to short-term fluctuations in markets, sometimes called “market timing,” can make it very difficult for a Portfolio manager to manage a Portfolio’s investments. Frequent transfers may cause the Portfolio to hold more cash than otherwise necessary, disrupt management strategies, increase transaction costs, or affect performance. In light of the risks posed to Owners and other investors by frequent transfers, we reserve the right to limit the number of transfers in any Annuity Year for all existing or new Owners and to take the other actions discussed below. We also reserve the right to limit the number of transfers in any Annuity Year or to refuse any transfer request for an Owner or certain Owners if: (a) we believe that excessive transfer activity (as we define it) or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by a Portfolio (e.g., by its Portfolio manager) that the purchase or redemption of shares in the Portfolio must be restricted because the Portfolio believes the transfer activity to which such purchase and redemption relates would have a detrimental effect on the share prices of the affected Portfolio. Without limiting the above, the most likely scenario where either of the above could occur would be if the aggregate amount of a trade or trades represented a relatively large proportion of the total assets of a particular Portfolio. In furtherance of our general authority to restrict transfers as described above, and without limiting other actions we may take in the future, we have adopted the following specific restrictions:

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With respect to each Sub-account (other than the PSF Government Money Market Sub-account), we track amounts exceeding a certain dollar threshold that were transferred into the Sub-account. If you transfer such amount into a particular Sub-account, and within 30 calendar days thereafter transfer (the “Transfer Out”) all or a portion of that amount into another Sub-account, then upon the Transfer Out, the former Sub-account becomes restricted (the “Restricted Sub-account”). Specifically, we will not permit subsequent transfers into the Restricted Sub-account for 90 calendar days after the Transfer Out if the Restricted Sub-account invests in a non-international Portfolio, or 180 calendar days after the Transfer Out if the Restricted Sub-account invests in an international Portfolio. For purposes of this rule, we (i) do not count transfers made in connection with one of our systematic programs, such as Automatic Rebalancing and (ii) do not categorize as a transfer the first transfer that you make after the Issue Date, if you make that transfer within 30 calendar days after the Issue Date. Even if an amount becomes restricted under the foregoing rules, you are still free to redeem the amount from your Annuity at any time.

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We reserve the right to effect transfers on a delayed basis for all Annuities in accordance with our rules regarding frequent transfers. That is, we may price a transfer involving the Sub-accounts on the Valuation Day subsequent to the Valuation Day on which the transfer request was received. Before implementing such a practice, we would issue a separate written notice to Owners that explains the practice in detail.

If we deny one or more transfer requests under the foregoing rules, we will inform you or your financial professional promptly of the circumstances concerning the denial.
There are owners of different variable annuity contracts that are funded through the same Separate Account that may not be subject to the above-referenced transfer restrictions and, therefore, might make more numerous and frequent transfers than Annuity Owners who are subject to such limitations. Finally, there may be owners of other variable annuity contracts or variable life contracts that are issued by Pruco Life as well as other insurance companies that have the same underlying Portfolios available to them. Since some contract owners are not subject to the same transfer restrictions, unfavorable consequences associated with such frequent trading within the underlying Portfolio (e.g., greater Portfolio turnover, higher transaction costs, or performance or tax issues) may affect all contract owners. Similarly, while contracts managed by a financial professional are subject to the restrictions on transfers between Investment Options that are discussed above, if the financial professional manages a number of contracts in the same fashion unfavorable consequences may be associated with management activity since it may involve the movement of a substantial portion of an underlying Portfolio’s assets which may affect all contract owners invested in the affected options. Apart from jurisdiction-specific and contract differences in transfer restrictions, we will apply these rules uniformly (including contracts managed by a financial professional) and will not waive a transfer restriction for any Owner.
Although our transfer restrictions are designed to prevent excessive transfers, they are not capable of preventing every potential occurrence of excessive transfer activity. The Portfolios have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce any such current or future policies and procedures. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Under SEC rules, we are required to: (1) enter into a written agreement with each Portfolio or its principal underwriter or its transfer agent that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual contract Owners (including an Annuity Owner’s TIN number), and (2) execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the excessive trading policies established by the Portfolio. In addition, you should be aware that some Portfolios may receive “omnibus” purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their excessive trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Annuity Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios.
A Portfolio also may assess a short-term trading fee (also referred to as “redemption fee”) in connection with a transfer out of the Sub-account investing in that Portfolio that occurs within a certain number of days following the date of allocation to the Sub-account. Each Portfolio determines the amount of the short-term trading fee and when the fee is imposed. The fee is retained by or paid to the Portfolio and is not retained by us. The fee will be deducted from your Account Value, to the extent allowed by law. At present, no Portfolio has adopted a short-term trading fee.

ACCESS TO ACCOUNT VALUE
TYPES OF DISTRIBUTIONS AVAILABLE TO YOU
During the Accumulation Period you can access your Account Value through partial withdrawals, systematic withdrawals, and where required for tax purposes, Required Minimum Distributions. You can also surrender your Annuity at any time. Depending on your instructions, we may deduct the Annual Maintenance Fee and any Tax Charge that applies. Unless you notify us differently as permitted, partial withdrawals are taken from each Investment Option in the same percentage that the Investment Option bears to the total Account Value. Each of these types of distributions is described more fully below.
If you have the Defined Income Benefit in effect for your Annuity, and you take a withdrawal deemed to be Excess Income that brings your Account Value to zero, both the benefit and the Annuity itself will terminate. See “Termination of the Defined Income Benefit” later in this prospectus for more information.
TAX IMPLICATIONS FOR DISTRIBUTIONS FROM NONQUALIFIED ANNUITIES
Prior to Annuitization
For federal income tax purposes, a distribution prior to Annuitization is deemed to come first from any “gain” in your Annuity and second as a return of your “cost basis”, if any. Distributions from your Annuity are generally subject to ordinary income taxation on the amount of any investment gain unless the distribution qualifies as a non-taxable exchange or transfer. If you take a distribution prior to the taxpayer’s age 59 1/2, you may be subject to a 10% penalty in addition to ordinary income taxes on any gain. You may wish to consult a professional tax adviser for advice before requesting a distribution.
During the Annuitization Period
During the Annuitization period, a portion of each annuity payment is taxed as ordinary income at the tax rate you are subject to at the time of the payment. The Code and regulations have “exclusionary rules” that we use to determine what portion of each annuity payment should be treated as a return of any cost basis you have in your Annuity. Once the cost basis in your Annuity has been distributed, the remaining annuity payments are taxable as ordinary income. The cost basis in your Annuity may be based on the cost basis from a prior contract in the case of a 1035 exchange or other qualifying transfer.
There may also be tax implications on distributions from qualified Annuities. See “Tax Considerations” for information about qualified Annuities and for additional information about nonqualified Annuities.
SYSTEMATIC WITHDRAWALS FROM MY ANNUITY DURING THE ACCUMULATION PERIOD
Our systematic withdrawal program is an administrative program designed for you to withdraw a specified amount from your Annuity on an automated basis at the frequency you select. This program is available to you at no additional charge. We may cease offering this program or change the administrative rules related to the program at any time on a non-discriminatory basis.
You may not have a systematic withdrawal program, as described in this section, if you are receiving substantially equal periodic payments under Sections 72(t) and 72(q) of the Code or Required Minimum Distributions.
You may terminate your systematic withdrawal program at any time. Ownership changes to, and assignment of, your Annuity will terminate any systematic withdrawal program on the Annuity as of the effective date of the change or assignment. Requesting partial withdrawals while you have a systematic withdrawal program may also terminate your systematic withdrawal program as described below.
Please note that systematic withdrawals may be subject to an MVA.
The minimum amount for each systematic withdrawal is $100. If any scheduled systematic withdrawal is for less than $100 (which may occur under a program that provides payment of an amount equal to the earnings in your Annuity for the period requested), we may postpone the withdrawal and add the expected amount to the amount that is to be withdrawn on the next scheduled systematic withdrawal.
We will withdraw systematic withdrawals from the Investment Options you have designated (your “designated Investment Options”). If you do not designate Investment Options for systematic withdrawals, we will withdraw systematic withdrawals from each Investment Option based on the percentage of your total Account Value allocated to each Investment Option at the time we pay out your withdrawal. If you have designated Investment Options and have elected a specific dollar amount which cannot be satisfied by your designated Investment Options, we will withdraw systematic withdrawals from all of your Investment Option based on the percentage of your total Account Value allocated to each Investment Option.
If you have the Defined Income Benefit in effect for your Annuity, please be advised of the current administrative rules associated with this program:

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Any withdrawal taken as part of a systematic withdrawal program will be considered a Lifetime Withdrawal and, as such will lock in your minimum Guaranteed Income Amount under the Defined Income Benefit. See “Guaranteed Income Amount” later in this prospectus for more information.

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If you either have an existing or establish a new systematic withdrawal program for an amount less than, or equal to, your Guaranteed Income Amount and we receive a request for a partial withdrawal from your Annuity in Good Order, we will process your partial withdrawal request and may cancel your systematic withdrawal program. If you either have or establish a new systematic withdrawal program for an amount greater than your Guaranteed Income Amount, it is important to note that these systematic withdrawals may result in Excess Income which will negatively impact your Guaranteed Income Amount available in future Annuity Years. A combination of partial withdrawals and systematic withdrawals for an amount greater than your Guaranteed Income Amount will negatively impact your future Guaranteed Income Amount.

•	For a discussion of how a withdrawal of Excess Income would impact your Defined Income Benefit optional living benefit, see “Optional Living Benefit” later in this prospectus.

•	If you are taking your entire Guaranteed Income Amount through the systematic withdrawal program, you must take that withdrawal as a gross withdrawal, not a net withdrawal.
SYSTEMATIC WITHDRAWALS UNDER SECTIONS 72(t)/72(q) OF THE INTERNAL REVENUE CODE
If your Annuity is used as a funding vehicle for certain retirement plans that receive special tax treatment under Sections 401, 403(b), 408 or 408A of the Code, Section 72(t) of the Code may provide an exception to the 10% penalty tax on distributions made prior to age 59½ if you elect to receive distributions as a series of “substantially equal periodic payments.” For Annuities issued as non-qualified annuities, the Code may provide a similar exemption from penalty under Section 72(q) of the Code. Systematic withdrawals under Sections 72(t)/72(q) may be subject to an MVA which would be applied in determining the total amount of each withdrawal. Accordingly, when an MVA applies to systematic withdrawals under Sections 72(t)/72(s), the amount withdrawn from Account Value will be that amount necessary to provide a substantially equal periodic payment. In addition, the Account Value will be increased or decreased, as applicable, by the amount of the MVA. To request a program that complies with Sections 72(t)/72(q), you must provide us with certain required information in writing on a form acceptable to us. We may require advance notice to allow us to calculate the amount of 72(t)/72(q) withdrawals. There is no minimum Surrender Value we require to allow you to begin a program for withdrawals under Sections 72(t)/72(q). The minimum amount for any such withdrawal is $100 and payments may be made monthly, quarterly, semi-annually or annually.
You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments before age 59½ that are not subject to the 10% penalty.
Please note that if a withdrawal under Sections 72(t) or 72(q) is scheduled to be affected between the last Valuation Day prior to December 25th and December 31st of a given year, then, we will process the withdrawal on the last Valuation Day prior to December 25th of that year.
REQUIRED MINIMUM DISTRIBUTIONS
Required Minimum Distributions ("RMDs") are a type of systematic withdrawal we allow to meet distribution requirements under Sections 401, 403(b) or 408 of the Code. Required Minimum Distribution rules do not apply to Roth IRAs during the Owner's lifetime. Under the Code, you may be required to begin receiving periodic amounts from your Annuity. In such case, we will allow you to make systematic withdrawals in amounts that satisfy the minimum distribution rules under the Code.
The amount of the Required Minimum Distribution for your particular situation may depend on other annuities, savings or investments. We will only calculate the amount of your Required Minimum Distribution based on the value of your Annuity. We require three (3) days advance written notice to calculate and process the amount of your payments. You may elect to have Required Minimum Distributions paid out monthly, quarterly, semi-annually or annually. The $100 minimum amount that applies to systematic withdrawals applies to monthly Required Minimum Distributions but does not apply to Required Minimum Distributions taken out on a quarterly, semi-annual or annual basis.
You may also annuitize your Annuity and begin receiving payments for the remainder of your life (or life expectancy) as a means of receiving income payments and satisfying the Required Minimum Distribution rules under the Code.
If the Defined Income Benefit is in effect for your Annuity and you take withdrawals to meet the RMD provisions of the Code from your Annuity, you should note that:

•	As with all withdrawals, amounts withdrawn for RMDs will be considered Lifetime Withdrawals unless you designate those withdrawals as Non-Lifetime Withdrawals.

•	Withdrawals made from the Annuity during any Benefit Year to meet the RMD provisions of the Code in the amount of RMD for this Annuity as calculated by us will not be treated as Excess Income.

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Any withdrawal that exceeds the Guaranteed Income Amount will be treated as a withdrawal of Excess Income, which will reduce your Guaranteed Income Amount in future Benefit Years. This may include situations where you take withdrawals from the annuity to satisfy your RMD and then take additional withdrawals which, when combined, exceed the Guaranteed Income Amount.

See “Defined Income Benefit-Impact of Withdrawals” later in this prospectus.
In any year in which the requirement to take Required Minimum Distributions is suspended by law, we reserve the right, in our sole discretion and regardless of any position taken on this issue in a prior year, to treat any amount that would have been considered as a Required Minimum Distribution if not for the suspension as eligible for treatment as described herein.
Please note that if a Required Minimum Distribution is scheduled to be effected between the last Valuation Day prior to December 25th and December 31st of a given year, then we will process the Required Minimum Distribution on the last Valuation Day prior to December 25th of that year.
See “Tax Considerations” for a further discussion of Required Minimum Distributions.

SURRENDERS
SURRENDER VALUE
During the Accumulation Period, you can surrender your Annuity at any time and you will receive the Surrender Value. Upon surrender of your Annuity, you will no longer have any rights under the surrendered Annuity. Your Surrender Value is equal to the Account Value less any applicable Tax Charge, Annual Maintenance Fee, and MVA. There is no separate surrender charge applied to this Annuity. Please see "Fees, Deductions and Charges" above for information about when a Tax Charge or Annual Maintenance Fee would be deducted from the Account Value upon surrender.
We apply as a threshold, in certain circumstances, a minimum Surrender Value of $2,000. If you purchase an Annuity without the Defined Income Benefit, we will not allow you to take any withdrawals that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. Likewise, if you purchase an Annuity with the Defined Income Benefit, we will not allow you to take a Non-Lifetime Withdrawal (see “Optional Living Benefit”) that would cause your Annuity’s Account Value, after taking the withdrawal, to fall below the minimum Surrender Value. See “Annuity Options” later in this prospectus for information on the impact of the minimum Surrender Value at annuitization.

ANNUITY OPTIONS
Annuitization involves converting your Unadjusted Account Value to an annuity payment stream, the length of which depends on the terms of the applicable annuity option. Thus, once annuity payments begin, your death benefit, if any, is determined solely under the terms of the applicable annuity payment option, and you no longer participate in any optional living benefit (unless you have annuitized under that benefit) or optional death benefit. We currently make annuity options available that provide fixed annuity payments. Fixed annuity payments provide the same amount with each payment. You must annuitize your entire Unadjusted Account Value; partial annuitizations are not allowed.
You have a right to choose your annuity start date, provided that it is no later than the first day of the calendar month next following the 95th birthday of the oldest of any Owner and Annuitant whichever occurs first (“Latest Annuity Date”) and no earlier than the earliest permissible Annuity Date. If you do not request an earlier Annuity Date in writing, then your Annuity Date will be the Latest Annuity Date. You may choose one of the Annuity Options described below, and the frequency of annuity payments. Certain annuity options and/or periods certain may not be available, depending on the age of the Annuitant. You may change your choices before the Annuity Date.
If needed, we will require proof in Good Order of the Annuitant’s age before commencing annuity payments. Likewise, we may require proof in Good Order that an Annuitant is still alive, as a condition of our making additional annuity payments while the Annuitant lives. We will seek to recover any life income annuity payments that we made after the death of the Annuitant.
If the initial annuity payment would be less than $100, we will not allow you to annuitize (except as otherwise specified by applicable law). Instead, we will pay you your current Unadjusted Account Value in a lump sum and terminate your Annuity. Similarly, we reserve the right to pay your Unadjusted Account Value in a lump sum, rather than allow you to annuitize, if the Surrender Value of your Annuity is less than $2,000 on the Annuity Date.
Once annuity payments begin, you no longer receive benefits under an optional living benefit (unless you have annuitized under that benefit) or the Death Benefits described below.
Certain of these annuity options may be available as “settlement options” to Beneficiaries who choose to receive the Death Benefit proceeds as a series of payments instead of a lump sum payment.
Please note that you may not annuitize within the first three Annuity Years (except as otherwise specified by applicable law). Currently, contracts issued in Florida may be annuitized after the first Annuity Year.
For Beneficiary Annuities, no annuity payments are available and all references to Annuity Date are not applicable.
Option 1
Life Income Annuity Option with a Period Certain: Under this option, income is payable monthly, quarterly, semiannually, or annually for the period certain, subject to our then current rules, and thereafter until the death of the Annuitant. Should the Owner or Annuitant die before the end of the period certain, the remaining period certain payments are paid to any surviving Owner, or if there is no surviving Owner, the named Beneficiary, or your estate if no Beneficiary is named, until the end of the period certain. If an annuity option is not selected by the Annuity Date, this is the option we will automatically select for you and payments will be made monthly. We will use a period certain of 10 years, or a shorter duration if the Annuitant’s life expectancy at the time the Annuity Option becomes effective, as computed under applicable IRS tables, is less than 10 years. If in this instance the duration of the period certain is prohibited by applicable law, then we will pay you a lump sum in lieu of this option.
Option 2
Joint Life Annuity Option. Under the joint lives option, income is payable monthly, quarterly, semiannually, or annually, as you choose, during the joint lifetime of two Annuitants, ceasing with the last payment prior to the death of the second Annuitant. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the Annuitants occurs before the date the second payment was due, and no other payments or death benefits would be payable.
Annuity Payments under the Defined Income Benefit (Guaranteed Income Amount Option): If the Defined Income Benefit is in effect for your Annuity when annuity payments are required to begin under the terms of your Annuity or when you decide to annuitize your Annuity, you can elect one of the following two options:

(1)
apply your Account Value, less any applicable tax charges, to any other annuity option available for annuity payments not under the Defined Income Benefit (annuity Option 1 and Option 2, described above); or

(2)
request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Guaranteed Income Amount on that date. If this option is elected, the Guaranteed Income Amount will not increase after annuity payments have begun. We will make payments until the death of the Designated Life, or, if the Guaranteed Income Amount is being calculated on the basis of Spousal Designated Lives, until the death of the remaining spouse. We must receive your request in a form acceptable to us at our Service Office. If applying your Account Value, less any applicable tax charges, to the applicable annuity payment rates results in a higher annual payment, we will give you the higher annual payment.

Unless you elect otherwise by the time mandatory annuity payments are to begin, we currently make equal monthly annuity payments beginning on the 1st day of the month immediately following the date that your annuity payments are set to begin as:

•	a joint life and last survivor fixed annuity if both Spousal Designated Lives are living and each other’s spouse on the date monthly annuity payments would begin, or

•	a single life fixed annuity if the Designated Life is living or only one of the Spousal Designated Lives is living on the date monthly annuity payments would begin.
In addition, each of the payments above will consist of 120 payments certain (or a lesser number of payments certain if the life expectancy of the Annuitant at the time payments are to begin is less than 10 years, based on applicable Internal Revenue Service tables), by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your Annuity. We reserve the right at any time to increase or decrease the length of any annuity payout option, including but not limited to any period certain in order to comply with the Code (e.g., to shorten the period certain to match life expectancy under applicable Internal Revenue Service tables). The amount that will be applied to provide such annuity payments will be the greater of:

(1)	the present value of the future Guaranteed Income Amount payments; and

(2)	the Account Value.
Once we receive your election to commence annuity payments, or we make the first payment under a default annuity payment option provision, we will only make annuity payments guaranteed under the specific annuity payment option, and the annuity payment option cannot be changed.
Other Annuity Options We May Make Available
At the Annuity Date, we may make available other annuity options not described above.

OPTIONAL LIVING BENEFIT
Overview
Pruco Life offers an optional living benefit, for an additional charge, that can provide retirement income protection for Owners while they are alive. The optional living benefit, called the Defined Income Benefit, is not available if your Annuity is held as a Beneficiary Annuity. Notwithstanding the additional protection provided under the Defined Income Benefit, the additional cost for the benefit will be reflected in the value of the Sub-accounts and will ultimately reduce your Account Value. We restrict the Sub-account in which your Account Value can be invested when the Defined Income Benefit is in effect for your Annuity. See "Limitations with Optional Living Benefit" earlier in this prospectus. We reserve the right to cease offering the optional living benefit for new elections at any time. If we decide to stop offering the optional living benefit in connection with the Annuity, we will first amend this prospectus.
DEFINED INCOME BENEFIT
The Defined Income Benefit is an optional guaranteed lifetime withdrawal benefit, under which, subject to the terms of the benefit, we guarantee your ability to receive periodic income payments over your lifetime (“Designated Life”), or over your and your spouse’s lives (“Spousal Designated Lives”) and you may change your choice of these options any time before you begin taking Lifetime Withdrawals under the benefit. Generally, if your Account Value is reduced to zero and you meet certain requirements, we make lifetime payments available based on the “Guaranteed Income Amount.” Subject to the minimum issue age for the Defined Income Benefit, you may elect the Defined Income Benefit at the time you purchase your Annuity or at any other time while the Account Value is greater than zero and before the oldest Owner of the Annuity reaches age 86 so long as we are then offering the benefit. The Designated Life or the younger of the Spousal Designated Lives, as applicable, must be at least age 45 at the time the benefit is elected and the younger of the Spousal Designated Lives must have been at least age 45 when the benefit was elected for the Annuity even if that person does not become a designated life until a later date. The date on which the benefit is added to your Annuity is called the “Benefit Effective Date” in this prospectus and benefits are measured based on “Benefit Years”. You should note that the Benefit Year will be reset following the first Lifetime Withdrawal and this reset operates differently depending on whether your contract is a tax-qualified contract or a non-qualified contract. The Defined Income Benefit has a separate charge as described below. The benefit will terminate upon specified events (see “Termination of the Benefit,” below). You can choose to terminate the benefit after the first Benefit Year. If you choose to terminate the benefit, you may not reelect it for 90 days following the termination.
The Defined Income Benefit provides a lifetime income benefit and an annuitization benefit. Under the lifetime income benefit, each Benefit Year, regardless of the impact of Sub-account performance on the Account Value, you may withdraw an amount we call the “Guaranteed Income Amount.” Once you elect to take a withdrawal of the Guaranteed Income Amount, a "Lifetime Withdrawal," such withdrawals will be available each Benefit Year until the death of the Designated Life, the simultaneous deaths of Spousal Designated Lives, or the death of the spouse who continued the Annuity and the Defined Income Benefit by spousal continuation of the Annuity under our rules regarding spousal continuation. This lifetime income benefit is subject to our rules regarding the timing and amount of withdrawals and limitations on Investment Options. Certain withdrawals can negatively impact the lifetime income benefit or cause it to terminate. Please see below under “Impact of Non-Lifetime Withdrawals on the Guaranteed Income Amount” and “Impact of Lifetime Withdrawals on the Guaranteed Income Amount.”
The Defined Income Benefit’s Rate Sheet Prospectus Supplement
The current Income Growth Rate and Income Percentages used to determine the initial Guaranteed Income Amount or any additional Guaranteed Income Amount created by additional Purchase Payments are disclosed in the Rate Sheet Prospectus Supplement. The applicable Rate Sheet Prospectus Supplement is attached to the prospectus you receive at the time you purchase your Annuity. If the dates on the Rate Sheet Prospectus Supplement have expired before you purchase your Annuity, we will deliver the current Rate Sheet Prospectus Supplement to you and you should review these rates before you elect the Defined Income Benefit at the time you purchase the Annuity.
Please note, in order to receive the applicable Income Growth Rate and Income Percentages stated in a Rate Sheet Prospectus Supplement, your benefit election form must be signed and received by us in Good Order within the stated time period during which such rates will apply.
We may change the Income Growth Rate and Income Percentages periodically and will issue a new Rate Sheet Prospectus Supplement each time we do so. Each Rate Sheet Supplement we issue will supersede all previous Rate Sheet Supplements and the Income Growth Rates and Income Percentages therein. While the Defined Income Benefit is in effect for your Annuity, any Purchase Payment you make to the Annuity after it is issued will be subject to the Income Growth Rate and Income Percentages in effect on the Valuation Day we apply the Purchase Payment to your Annuity.
Description of the Lifetime Income Benefit
You are guaranteed to be able to withdraw the Guaranteed Income Amount, which can change due to withdrawals and additional Purchase Payments as described below, for the lifetime of the Designated Life (or Spousal Designated Lives) provided you do not take withdrawals of Excess Income that result in your Account Value being reduced to zero. (See “Designation and Ownership Requirements for the Defined Income Benefit” below for details regarding the Designated Life (or lives)). Withdrawals are taken first from your own Account Value. We are only required to begin making lifetime income payments to you under our guarantee when and if your Account Value is reduced to zero for any reason other than a withdrawal of Excess Income (“Guarantee Payments”). The Defined Income Benefit may be appropriate if you intend to make periodic withdrawals from your

Annuity and wish to ensure that Sub-account performance will not affect your ability to receive annual payments. You are not required to take Lifetime Withdrawals and the guarantees provided by the Defined Income Benefit are not lost if you withdraw less than the maximum allowable amount each year.
Although you are guaranteed the ability to withdraw your Guaranteed Income Amount for life even if your Account Value falls to zero, if any withdrawal is a withdrawal of Excess Income (as described below) and reduces your Account Value to zero, your Guaranteed Income Amount would also become zero, and the benefit and the Annuity then would terminate. In that scenario, no further amount would be payable under the Defined Income Benefit. (In marketing and other materials, we may refer to Excess Income as “Excess Withdrawals”.)
Please note that your Account Value is not guaranteed, can fluctuate, and may lose value.
Investment Limitations: When you elect the Defined Income Benefit for your Annuity, your Account Value must be fully invested in the Permitted Sub-accounts. See “Limitations with Optional Living Benefit-Permitted Sub-accounts” earlier in this prospectus for a list of the Permitted Sub-accounts.
Guaranteed Income Amount: The initial Guaranteed Income Amount is determined on the Benefit Effective Date and then appreciates, as described below, at the applicable Income Growth Rate until you take the first Lifetime Withdrawal. We refer to this appreciation as "Income Growth." The initial Guaranteed Income Amount is calculated by multiplying the Account Value on the Benefit Effective Date by the applicable Income Percentage. The applicable Income Percentage is based on the Designated Life, or the younger of the Spousal Designated Lives, on the Benefit Effective Date and, for any Additional Purchase Payments, on the Valuation Day each Additional Purchase Payment is allocated to your Annuity. If the Spousal Designated Life has been added, changed, or removed before the first Lifetime Withdrawal, we recalculate the Guaranteed Income Amount using the applicable Income Percentage(s) as described herein and in the Additional Purchase Payment section below based on the named Designated Life or younger of the Spousal Designated Lives as of the effective date of each such addition, change, or removal. If you elect the Defined Income Benefit for your Annuity, the initial Income Growth Rate and Income Percentages that apply will be contained in the Schedule Supplement we issue to you with the Defined Income Benefit Rider. Also, over time, we will maintain a record of historical Income Growth Rates and Income Percentages in the Statement of Additional Information which is available upon request.
After the Benefit Effective Date, the Guaranteed Income Amount will be increased due to any additional Adjusted Purchase Payments and reduced due to any Withdrawals as described in “Additional Purchase Payments” and “Impact of Withdrawals” below. (Examples of each of these adjustments to the Guaranteed Income Amount are provided at the end of this section.) Additionally, we apply Income Growth to the Guaranteed Income Amount each Valuation Day until you take the first Lifetime Withdrawal from the Annuity. Since your Guaranteed Income Amount can be decreased by Non-Lifetime Withdrawals and increased by additional Purchase Payments, the amount of the Income Growth on each Valuation Day is determined separately for your initial Guaranteed Income Amount and any additions to the Guaranteed Income Amount from additional Purchase Payments. We calculate the total Income Growth for a Valuation Day by adding the result of (1) and (2) below.
(1) The daily equivalent of the applicable Income Growth Rate for each calendar day between the prior Valuation Day and the Current Valuation Day multiplied against the initial Guaranteed Income Amount. (Note that if a Non-Lifetime Withdrawal has been taken before the Valuation Day on which we are making this calculation, the initial Guaranteed Income Amount will have been proportionally reduced by the ratio of the Non-Lifetime Withdrawal amount to the Account Value immediately prior to the Non-Lifetime Withdrawal. See “Impact of Non-Lifetime Withdrawals” below.)
(2) The daily equivalent of the applicable Income Growth Rate for each calendar day between the prior Valuation Day and the Current Valuation Day multiplied against any additional Guaranteed Income Amount where additional Guaranteed Income Amounts are determined as described in "Additional Purchase Payments" below. (Note that if a Non-Lifetime Withdrawal has been taken before the Valuation Day on which we are making this calculation, the additional Guaranteed Income Amount will have been proportionally reduced by the ratio of the Non-Lifetime Withdrawal amount to the Account Value immediately prior to the Non-Lifetime Withdrawal.)
Income Growth increases to the Guaranteed Income Amount stop once you take the first Lifetime Withdrawal. Also, once you take the first Lifetime Withdrawal in any Benefit Year, the remaining Guaranteed Income Amount for that Benefit Year is reduced for Lifetime Withdrawals and increased for any additional Purchase Payments as described in the “Impact of Lifetime Withdrawals on the Guaranteed Income Amount” and “Additional Purchase Payment(s)” sections below.
Additional Purchase Payment(s): Generally, you may make additional Purchase Payments to your Annuity while your Account Value is greater than zero subject to our approval of total Purchase Payments greater than $1,000,000, and our right to restrict future Purchase Payments in a nondiscriminatory manner, with prior notice to you. (See "Purchasing Your Annuity-Additional Purchase Payments" previously in this prospectus.) Each additional Purchase Payment will be subject to the then currently declared Income Percentages and Income Growth Rate at the time the Purchase Payment is allocated to the Annuity. You should refer to the then current Rate Sheet Supplement for the Income Percentages and Income Growth Rate in effect at any time. You can view the current Rate Sheet Supplement with the prospectus on our website at www.prudentialannuities.com.
Each additional Purchase Payment increases the Guaranteed Income Amount by an amount that is determined on the basis of the rates in effect at the time of the Purchase Payment. Specifically, additional Purchase Payments increase the Guaranteed Income Amount by an amount obtained by multiplying the Adjusted Purchase Payment we accept by the currently declared applicable Income Percentage as shown in the Rate Sheet Supplement in effect on the date the Purchase Payment is allocated to the Annuity ("additional Guaranteed Income Amount"). The applicable Income Percentage is based on the attained age of the Designated Life, or the younger of the Spousal Designated Lives, on the date the Purchase Payment is allocated to the Annuity. (If the Defined Income Benefit is in effect on a Spousal Designated Lives basis, and one of the Spousal Designated Lives dies while the benefit is in effect, we continue to use the date of birth of the younger of the Spousal Designated Lives for purposes of determining the applicable Income Percentage.) The additional Guaranteed Income Amount will appreciate each calendar day by the daily equivalent of the applicable Income Growth Rate in effect when the additional Purchase Payment is allocated to the Annuity. Your Guaranteed Income Amount is the sum of the initial Guaranteed Income Amount and any additional Guaranteed Income Amounts resulting from additional Purchase Payments as described above.
For information about potential restrictions on Purchase Payments see “Purchasing Your Annuity” above.
Impact of Withdrawals

•
Impact of Non-Lifetime Withdrawals on the Guaranteed Income Amount: You may designate one or more withdrawals before your first Lifetime Withdrawal as a Non-Lifetime Withdrawal. Non-Lifetime Withdrawals, including any Required Minimum Distribution amount you designate as a Non-Lifetime Withdrawal, proportionally reduce the Guaranteed Income Amount by the ratio of the Non-Lifetime Withdrawal amount to the Account Value immediately prior to the Non-Lifetime Withdrawal. There is no limit on the number of Non-Lifetime Withdrawals you can take. However, Non-Lifetime Withdrawals are subject to the minimum Surrender Value.

•
Impact of Lifetime Withdrawals on the Guaranteed Income Amount: Any Lifetime Withdrawal you take will reduce the remaining Guaranteed Income Amount available during an Annuity Year by the amount of the withdrawal on a dollar-for-dollar basis in that Benefit Year. Lifetime Withdrawals are not treated as withdrawals of Purchase Payments and are not subject to the minimum Surrender Value.

All or any portion of a Lifetime Withdrawal that causes cumulative withdrawals in that Benefit Year to exceed the Guaranteed Income Amount for that Benefit Year, called “Excess Income,” will impact the value of the benefit, including a permanent reduction in your future guaranteed amounts. Each withdrawal of Excess Income proportionally reduces the Guaranteed Income Amount available for future Benefit Years. Each proportional reduction is calculated by multiplying the Guaranteed Income Amount by the ratio of the Excess Income to the Account Value immediately after the withdrawal of any Guaranteed Income Amount and before the withdrawal of the Excess Income (even if both withdrawals occurred in the same day or as one withdrawal request).
In general, withdrawals made from the Annuity during a Benefit Year to meet the Required Minimum Distributions will not be treated as Excess Income if you meet the requirements outlined in the Required Minimum Distributions section of this prospectus.
For examples of the impact of Lifetime and Non-Lifetime Withdrawals on the Guaranteed Income Amount, please see the section below entitled “Examples of Withdrawals Under the Guaranteed Income Amount Option.”
Withdrawal Flexibility: Lifetime Withdrawals are not required. However, once you take the first Lifetime Withdrawal, the Guaranteed Income Amount is not adjusted in subsequent Benefit Years even if you decide not to take a Lifetime Withdrawal in a Benefit Year or take Lifetime Withdrawals in a Benefit Year that, in total, are less than the Guaranteed Income Amount.
In the absence of your express designation of a Withdrawal as a Lifetime Withdrawal or a Non-Lifetime Withdrawal, we will process a request for a Withdrawal as a Lifetime Withdrawal. You may use the systematic withdrawal program we make available to make withdrawals of the Guaranteed Income Amount (any systematic withdrawal will be deemed a Lifetime Withdrawal under this benefit).
The Defined Income Benefit does not affect your ability to take partial withdrawals under your Annuity or limit your ability to take partial withdrawals that exceed the Guaranteed Income Amount, subject to the minimum Surrender Value. Because the Guaranteed Income Amount is determined in a way that is not related to Account Value, it is possible for the Account Value to fall to zero, even though the Guaranteed Income Amount remains.
You decide when to begin Lifetime Withdrawals. It is possible that you could pass away before electing to receive lifetime payments from the Defined Income Benefit, or you may not receive enough lifetime income to exceed the amount of fees you have paid us for the benefit before your death. However, your beneficiaries may receive a death benefit as described in this prospectus in the event of your death. Please see “Death Benefit” in the prospectus. Also, if you have not begun Lifetime Withdrawals under the Defined Income Benefit before your death, your surviving spouse will have the option to continue the Defined Income Benefit provided he/she is the Annuity’s sole primary beneficiary, opts to continue the Annuity and the benefit, and meets our rules and applicable regulatory requirements for spousal continuation.
Account Value is Reduced to Zero under the Defined Income Benefit
Once your Account Value is reduced to zero, you may not make additional Purchase Payments to your Annuity.
If your Account Value is reduced to zero while the Defined Income Benefit is in effect for your Annuity, any payments we make under the benefit will be treated as Guarantee Payments. When your Account Value is reduced to zero as a result of withdrawals in a Benefit Year that are less than or equal to the Guaranteed Income Amount, and Guarantee Payments are still payable under the Defined Income Benefit, we will make an additional payment for that Benefit Year equal to any remaining Guaranteed Income Amount for the Benefit Year. In that case, the remaining Guaranteed Income Amount would be payable even though your Account Value was reduced to zero. In subsequent Benefit Years we make annuity payments that equal the Guaranteed Income Amount in effect at the time your Account Value is reduced to zero. We will make these payments until the death of the Designated Life, the simultaneous deaths of both Spousal Designated Lives, or the death of remaining spouse who could elect and elected spousal continuation of the Annuity and the Defined Income Benefit.

If your Account Value is reduced to zero due a withdrawal of Excess Income (i.e., a Lifetime Withdrawal that exceeds the Guaranteed Income Amount) or if you take a Non-Lifetime Withdrawal that reduces your Account Value to zero, the Annuity and the Defined Income Benefit terminate and we will pay no further amounts to you.
Unless you request an alternate mode of payment we make available, we make Guarantee Payments monthly. However, if the monthly Guarantee Payment you would receive is less than $100, we reserve the right to make Guarantee Payments at different intervals, and such payments will be made at least annually.
If permitted by law or upon your request in Good Order, we will commute any Guarantee Payments due and pay you a lump sum if the total Guarantee Payment due each Benefit Year is less than $100. We commute the Guarantee Payments in a manner equivalent to commuting payments for:

•	a joint life and last survivor fixed annuity if both Spousal Designated Lives are living and each other’s spouse when Guarantee Payments would begin, or

•	a single life fixed annuity if the Designated Life is living or only one of the Spousal Designated Lives are living when Guarantee Payments would begin.
We use the same basis that is used to calculate the guaranteed annuity payments in the Annuity.
In addition to the guaranteed lifetime income feature, the Defined Income Benefit also provides for annuity payments. Please see the “Annuity Options - Annuity Payments under the Defined Income Benefit” section below for a description of annuity options that apply under the Defined Income Benefit.
Example of Withdrawals Under the Defined Income Benefit
Examples of dollar-for-dollar and proportional reductions are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Defined Income Benefit or any other fees and charges under the Annuity. We assume the following for the first two examples:

•	A new Benefit Year begins on November 1st

•	The first withdrawal is a Lifetime Withdrawal under the Defined Income Benefit

•	On October 24th of the following calendar year, a $2,500 Lifetime Withdrawal is taken from the Annuity

•	On October 29th of the same year, a $5,000 withdrawal including Excess Income is taken from the Annuity,
Example of Dollar-for-Dollar Reductions
On October 24th, the Guaranteed Income Amount is $6,000. When $2,500 is withdrawn from the Annuity on this date, the remaining Guaranteed Income Amount for that Benefit Year (up to and including October 31st) is $3,500. This is the result of a dollar-for-dollar reduction of the Guaranteed Income Amount ($6,000 less $2,500 = $3,500).
Example of Proportional Reductions
Continuing the previous example, when the withdrawal of $5,000 occurs on October 29th, the Account Value at the time and immediately prior to this withdrawal is $118,000. The first $3,500 of this withdrawal reduces the Guaranteed Income Amount for that Benefit Year to $0. The remaining withdrawal amount of $1,500 proportionally reduces the Guaranteed Income Amount in future Annuity Years. (Note that if there are other future withdrawals in that Benefit Year, each would result in another proportional reduction to the Guaranteed Income Amount).
Here is the calculation:

Account Value before Lifetime Withdrawal	$118,000.00
Less amount of “non” Excess Income	$3,500.00
Account Value immediately before Excess Income of $1,500	$114,500.00
Excess Income amount	$1,500.00
Ratio	1.31%
Guaranteed Income Amount	$6,000.00
Less ratio of 1.31%	$78.60
Guaranteed Income Amount for future Benefit Years	$5,921.40
Example - Non-Lifetime Withdrawal (proportional reduction)
This example is purely hypothetical and does not include the charges for the benefit or any other fees and charges under the Annuity. It is intended to illustrate the proportional reduction of the Non-Lifetime Withdrawal under this benefit. Assume the following:

•	The Benefit Effective Date is December 3rd

•	On October 3rd of the following calendar year, the Guaranteed Income Amount is $6,000 and the Account Value is $120,000.

•	Also, on that same October 3rd, $15,000 Non-Lifetime Withdrawal is taken from the Annuity.
All guarantees associated with the Defined Income Benefit will be reduced by the ratio of the total withdrawal amount to the Account Value just prior to the withdrawal being taken.
Here is the calculation:

Withdrawal amount	$15,000.00
Divided by Account Value before withdrawal	$120,000.00
Equals ratio	12.5%
All guarantees will be reduced by the above ratio (12.5%)
Guaranteed Income Amount before Non-Lifetime withdrawal	$6,000.00
Less ratio of 12.5%	$750.00
Guaranteed Income Amount for future Benefit Years	$5,250.00
When determining whether your withdrawal has exceeded the Guaranteed Income Amount, we will include the amount of any applicable tax withholding. Accordingly, when you request a withdrawal amount and this amount is subject to tax withholding, the full amount distributed to you (e.g., the amount you request, plus the applicable withholding amount) will be considered against your available Guaranteed Income Amount. Any portion of the withdrawal that exceeds your available Guaranteed Income Amount would be treated as Excess Income and thus would reduce your Guaranteed Income Amount in subsequent years.
Examples-Impact of Additional Purchase Payments on Guaranteed Income Amount
Examples of the impact of additional Purchase Payment on the Guaranteed Income Amount are set forth below. The values shown here are purely hypothetical, and do not reflect the charges for the Defined Income Benefit or any other fees and charges under the Annuity. We assume the following for the example:

•	The Benefit Effective Date is September 9th, the initial Guaranteed Income Amount is $6,250, and the Income Growth Rate applied to the initial Guaranteed Income Amount is 8.00%.

•	On March 9th of the following year the Guaranteed Income Amount has increased to $6,500, Lifetime Withdrawals have not begun, and an additional Purchase Payment of $25,000 is made to the Annuity.

•	There is one Designated Life named.
Example of Guaranteed Income Amount Increase due to Additional Purchase Payment
The current Income Percentage based on the attained age of the Designated Life is 5.00% and current Income Growth Rate is 6.00% on March 9th. The additional Purchase Payment of $25,000 is applied to the Annuity on March 9th. Following application of the additional Purchase Payment, the Guaranteed Income Amount available for withdrawal is increased to $7,750 as of March 9th. This is the result of an increase to Guaranteed Income Amount of 5.00% of the additional Purchase Payment of $25,000 (5% of $25,000 = $1,250 of additional Guaranteed Income Amount).
Example of Increase to Guaranteed Income Growth due to Additional Purchase Payment
Continuing the previous example, as noted above, the annual Income Growth Rate on the $6,500 Guaranteed Income Amount is 8.00%. That portion of the Guaranteed Income Amount will increase by $500 each year (8% of $6,500 = $500) until the first Lifetime Withdrawal, assuming no Non-Lifetime Withdrawals. When the additional Purchase Payment of $25,000 is made on March 9th and increases the Guaranteed Income Amount by $1,250, the current Income Growth Rate of 6.00% will apply to this increase in the Guaranteed Income Amount. As a result, that additional Guaranteed Income Amount of $1,250 will increase by $75 each year (6% of $1,250 = $75) until the first Lifetime Withdrawal assuming no Non-Lifetime Withdrawals.

Here is the calculation:

Guaranteed Income Amount before additional Purchase Payment	$6,500.00
Additional Purchase Payment	$25,000.00
Current Designated Life Income Percentage	5.00%
Additional Guaranteed Income Amount	$1,250.00
New Guaranteed Income Amount	$7,750.00

Annual Income Growth before additional Purchase Payment	$500.00
Current Income Growth Rate	6.00%
Additional annual Income Growth	$75.00
New Annual Income Growth	$575.00
Other Important Considerations

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You should carefully consider when to begin taking Lifetime Withdrawals. If you begin taking withdrawals shortly after the Benefit Effective Date, you may maximize the time during which you may take Lifetime Withdrawals due to longer life expectancy but may limit your ability to take advantage of the opportunity to increase your future Guaranteed Income Amount by the Income Growth Rate. You should discuss with your financial professional or investment advisor when it may be appropriate for you to begin taking Lifetime Withdrawals.

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The current annualized charge for the Defined Income Benefit is 0.80% assessed against your assets in the Sub-accounts. You will begin paying this charge on the Benefit Issue Date even if you do not begin taking withdrawals for many years, or ever. We will not refund the charges you have paid if you choose never to take any withdrawals and/or if you never receive any lifetime income payments. After the third anniversary of the Benefit Effective Date, we may increase the charge for the Defined Income Benefit. You will have an opportunity to “opt out” of any charge increase subject to certain conditions. If you decide to “opt out” of the charge increase, your Guaranteed Income Amount will be reduced by 5% as of the next anniversary of the Benefit Effective Date. Please see “Fees, Charges and Deductions” earlier in this prospectus for more information on the “opt out” process.

•	If you elect this benefit after your Annuity is issued, or terminate and later re-elect this benefit, you may be required to reallocate to the Sub-accounts we are then offering with the benefit.

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If Sub-account allocation requirements apply while the benefit is in effect, your Account Value will remain in the required Sub-accounts after termination of the benefit until you instruct us otherwise.

•	Any death benefit under the Annuity will terminate if your Account Value is reduced to zero by withdrawals taken under the Defined Income Benefit.
Facility of Payment: We reserve the right, in settlement of full liability, to make Guarantee Payments to a guardian, relative, or other person deemed eligible by us if a Designated Life payee is deemed to be legally incompetent, as permitted by law.
Proof of Survival: Any Guarantee Payment is subject to evidence we receive in Good Order that the Designated Life, or at least one of the Spousal Designated Lives, as applicable is then alive. We may withhold such Guarantee Payments until we receive such evidence or evidence satisfactory to us of the life of the Designated Life or at least one of the Spousal Designated Lives, as applicable. We credit interest on such withheld Guarantee Payments at the rate required by law. Should we subsequently determine withheld Guarantee Payments are payable, we will pay the withheld Guarantee Payments and any applicable interest credited in a lump sum.
Recovery of Excess Guarantee Payments: We may recover from you or your estate any Guarantee Payments made after the death of the Designated Life or the Spousal Designated Life.
Termination of the Defined Income Benefit
The benefit and any payments to be made thereunder automatically terminate upon the first to occur of the following:

(i)	your surrender of the Annuity;

(ii)	your elective termination of the benefit after the first Benefit Year while the Account Value is greater than zero (you must wait 90 days to re-elect the benefit after you choose to terminate it);

(iii)	our receipt of Due Proof of Death of the Decedent if Lifetime Withdrawals have not begun, unless spousal continuation occurs;

(iv)	our receipt of Due Proof of Death of the Designated Life if Lifetime Withdrawals have begun on a Designated Life basis;

(v)	our receipt of Due Proof of Death of the surviving Spousal Designated Life if the Defined Income Benefit had been continued;

(vi)
we process a request to change any designation of the Annuity that either results in a violation of the "Owner, Annuitant and Beneficiary Designations" section of this prospectus, or is a change that is not permitted under our rules than in effect;

(vii)	you first allocate or transfer any portion of your Account Value to any Investment Options which are not permitted for use with the Defined Income Benefit at the time of the allocation or transfer;

(viii)
any portion of your Account Value is transferred to begin annuity payments (although if you have elected to receive the Guaranteed Income Amount in the form of annuity payments, we will continue to pay the Guaranteed Income Amount);

(ix)	the Account Value and the Guaranteed Income Amount are zero;

(x)
Guarantee Payments become payable if: a) the Designated Life is not living as of that date and Lifetime Withdrawals have begun on a Designated Life basis or b) neither of the Spousal Designated Lives are living as of that date and Lifetime Withdrawals have begun on a Spousal Designated Life basis;

(xi)	the date of death of the Designated Life if it occurs after Guarantee Payments have begun on a Designated Life basis;

(xii)	the date of death of the last surviving Spousal Designated Life if it occurs after Guarantee Payments have begun on a Spousal Designated Life basis.
Additional Tax Considerations
If you purchase an annuity as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or 403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts beginning after age 70 ½. For a Tax-Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner's lifetime. In addition, the amount and duration of payments under the annuity payment provision may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution rules under the tax law. As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. We do not address each potential tax scenario that could arise with respect to this benefit here. However, we do note that if you participate in the Defined Income Benefit through a nonqualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.
DESIGNATION AND OWNERSHIP REQUIREMENTS FOR THE DEFINED INCOME BENEFIT
Subject to its terms and conditions, the Defined Income Benefit provides for Lifetime Withdrawals and Guarantee Payments on either a Designated Life or a Spousal Designated Lives basis. We will issue the benefit on a Designated Life basis unless you name a Spousal Designated Life when you purchase the benefit for your Annuity. You can add or change the Spousal Designated Life before the first Lifetime Withdrawal and may be able to change the Designated Life (in the event of divorce) as described below. If you choose to change the Spousal Designated Life after the Benefit Effective Date (or a change to the Designated Life occurs as a result of divorce) and such change is allowed under our rules, the change will be effective on the Valuation Day we receive your request for the change at our Service Center in Good Order and we will provide you with acknowledgment of the change. If there is no Spousal Designated Life named at the time you begin Lifetime Withdrawals, such Withdrawals and Guarantee Payments, if any, would be available only while the Designated Life is still living. If Spousal Designated Lives are named when you begin Lifetime Withdrawals, such Withdrawals and Guarantee Payments, if any, would be available only while at least one spouse named as a Spousal Designated Life is still living.
Requirements for the Defined Income Benefit on a Designated Life basis:
Designated Life: If the Owner is a natural person, the Owner must also be the Annuitant and the Designated Life. If two Owners are named, one of the Owners must be the Annuitant and that person will also be the Designated Life. The other Owner must be the spouse of the Designated Life and, while the Owners are alive, they must be named each other’s sole primary beneficiary for the Annuity. If the Owner is an entity that we permit, the Annuitant must be the Designated Life.
If the natural person who was then identified on our records as the Designated Life dies, the Defined Income Benefit terminates as of our receipt of Due Proof of Death of the Designated Life unless the Annuity and the benefit are eligible for spousal continuation and such continuation is elected by the surviving spouse. A surviving spouse who can continue the Annuity under spousal continuation can only continue the Defined Income Benefit if Lifetime Withdrawals had not begun at the time of the death of the Designated Life. If spousal continuation is available and elected, the surviving spouse becomes the Designated Life and no further changes in the Designated Life can be made.
Requirements for the Defined Income Benefit on a Spousal Designated Life Basis:
Spousal Designated Lives: Such persons must be each other’s Spouse on the date the benefit is elected with Spousal Designated Lives or when a spouse is added to the benefit if allowed under our rules. If the Owner is a natural person, he/she must be the Annuitant, and will also be the Designated Life. The spouse of the Designated Life will be the Spousal Designated Life and the Designated Life’s sole primary Beneficiary for as long as the Designated Life is alive. If two Owners are named, one Owner must be the Annuitant and will also be the Designated Life. The other Owner must be the spouse of the Designated Life and will be the Spousal Designated Life. No additional Owners may be named. While both Owners are alive, each Owner must be designated as the other Owner’s primary Beneficiary. If the Owner is an entity that we permit, a Spousal Designated Life can only be named if the Defined Income Benefit is in effect for the Annuity and the Annuity is eligible for spousal continuation by the surviving spouse of the Annuitant under the law and our rules at the time of the Annuitant’s death. When a natural person who was then identified on our records as the Designated Life dies and a Spousal Designated Life is named, except as stated below, the surviving spouse will become the Designated Life as of the deceased spouse’s date of death. Where the surviving spouse chooses to receive the Death Benefit under the Annuity and chooses not to continue the Annuity under spousal continuation, if eligible, the surviving spouse would not become the Designated Life and, instead, the benefit would terminate. Until Lifetime Withdrawals begin, the Spousal Designated Life may be changed, subject to our acceptance.

Effect of Divorce on the Defined Income Benefit
The Defined Income Benefit may not be divided as part of the divorce settlement or judgment. Nor may the divorcing spouse who retains ownership of the Annuity appoint a new Spousal Designated Life upon re-marriage. When an Annuity is owned by two Owners and the divorce of the Owners results in removal of the Designated Life as an Owner, Annuitant or Beneficiary under the Annuity, the former spouse who is the joint Owner can elect to become the Designated Life under the Defined Income Benefit; however, the Guaranteed Income Amount will be determined using the applicable Spousal Designated Life Income Percentage(s) based on the age of the younger of the new Designated Life and Designated Life on the Benefit Effective Date. This change in Designated Life would become effective upon our acceptance of the form we require at our Service Center in Good Order.
In the event of the divorce of the Spousal Designated Lives, and the resulting removal of the Designated Life as an Owner, Annuitant or Beneficiary under the Annuity, the Spousal Designated Life becomes the Owner (or Annuitant if the Annuity is entity owned) and can choose to continue or terminate the Defined Income Benefit. If the benefit is continued, the new Owner (or Annuitant if entity owned) will become the Designated Life under the Defined Income Benefit; however, the Guaranteed Income Amount will be determined using the applicable Income Percentage(s) based on the younger of the Spousal Designated Lives named under the benefit immediately prior to the divorce. A new Spousal Designated Life may not be named. If the divorce occurs after the first Lifetime Withdrawal, the Guaranteed Income Amount in effect prior to the divorce does not change and Guarantee Payments will be made only until the death of the new Designated Life.
If you are considering purchase of the Defined Income Benefit to provide lifetime income for your life or the lives or you and your spouse, you should carefully consider the rules regarding the designations of the Owner, Annuitant and Beneficiary for the Annuity and for the Defined Income Benefit when you establish or change these designations. See “Setting Up Your Annuity” previously in this prospectus for information about the roles of each of these parties in the Annuity.
CHANGE OF OWNER, ANNUITANT AND BENEFICIARY DESIGNATIONS
You should note that changes in the Owner, Annuitant or Beneficiary can terminate the Defined Income Benefit. You should carefully consider whether to purchase the Defined Income Benefit if you anticipate changing the Owner/Annuitant designations after the Benefit Effective Date.
While the Defined Income Benefit is in Effect
If you have the Defined Income Benefit on a Designated Life basis, any change of the Annuitant under the Annuity will terminate the Defined Income Benefit, except as described above in cases of divorce, and the benefit cannot be re-elected unless the Annuity again meets our requirements for Owner, Annuitant and Beneficiary designations. Similarly, any change of Owner will terminate the Defined Income Benefit, except if (a) the new Owner has the same taxpayer identification number as the previous Owner, (b) ownership is transferred from a custodian or other entity to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity that satisfies our administrative ownership guidelines.
If you have the Defined Income Benefit with Spousal Designated Lives, a change to the Owner or Annuitant will terminate the Defined Income Benefit in all cases, except as follows: (a) in the case of a contract with two Owners who are each other’s spouse, if one Owner dies and the surviving owner is eligible to continue the Annuity and elects to continue the Annuity and the benefit, (b) if the Annuity initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as Owner, or (c) the Owner or Annuitant for an entity-owned Annuity is changed due to divorce as described above. We permit changes of Beneficiary designations under this benefit, however, if the Beneficiary is changed, the Annuity and the benefit may not be eligible to be continued upon the first death of a Spousal Designated Life. Accordingly, the Defined Income Benefit would then terminate upon the death of the Owner (or Annuitant if the Annuity is owned by an entity).
If the Defined Income Benefit Terminates
If the Defined Income Benefit terminates, you would lose all guarantees provided by the Defined Income Benefit, and thus will lose the ability to withdraw the Guaranteed Income Amount. The Defined Income Benefit charge will no longer be included in the Insurance Charge for your Annuity after the benefit terminates. However, we will not refund any Defined Income Benefit charges previously assessed. If the Defined Income Benefit terminates, you will still have the right to annuitize the Account Value. Depending on the tax status of the annuity, you may receive tax deferral prior to annuitization.

DEATH BENEFITS
TRIGGERS FOR PAYMENT OF THE DEATH BENEFIT
The Annuity provides a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant or Joint Annuitant's death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent”.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person.
You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant. You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the grantors are designated as Joint Annuitants for the Annuity. We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as Contingent Annuitants.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under Section 72(s) of the Code. If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable. The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below. Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value is reduced by the Insurance Charge and any charges for any optional benefits and is subject to Sub-account fluctuations. If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries.
We determine the amount of the Death Benefit as of the date we receive “Due Proof of Death.” Due Proof of Death can be met only if each of the following is submitted to us in Good Order: (a) a death certificate or similar documentation acceptable to us (b) all representations we require or which are mandated by applicable law or regulation in relation to the death claim and the payment of death proceeds and (c) any applicable election of the method of payment of the death benefit by at least one Beneficiary (if not previously elected by the Owner). We must be made aware of all eligible Beneficiaries in order for us to have received Due Proof of Death. Any given Beneficiary must submit the written information we require in order to be paid his/her share of the Death Benefit.
Once we have received Due Proof of Death, each eligible Beneficiary may take his/her portion of the Death Benefit in one of the forms described in this prospectus (e.g., distribution of the entire interest in the Annuity within 5 years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the Beneficiary – see “Payment of Death Benefits” below).
After our receipt of Due Proof of Death, we automatically transfer any remaining Death Benefit to the PSF Government Money Market Sub-account. However, between the date of death and the date that we transfer any remaining Death Benefit to the PSF Government Money Market Sub-account, the amount of the Death Benefit is impacted by the Insurance Charge and charges for any optional benefits and subject to Sub-account fluctuations.
No Death Benefit will be payable if the Annuity terminates because your Unadjusted Account Value reaches zero (which can happen if, for example, you are taking Excess Withdrawals under the Defined Income Benefit).
The Annuity offers an optional death benefit, the Return of Adjusted Purchase Payment Death Benefit, that can be purchased for an additional charge. See “Optional Death Benefit-Charge for Return of Adjusted Purchase Payment Death Benefit” below for further information. Notwithstanding any additional protection provided under the optional death benefit, the additional cost will be reflected in the value of the Sub-accounts thereby reducing your Account Value.
EXCEPTIONS TO AMOUNT OF DEATH BENEFIT
There are certain exceptions to the amount of the Death Benefit.
Submission of Due Proof of Death after One Year. If we receive Due Proof of Death more than one year after the date of death, we reserve the right to limit the Death Benefit to the basic Death Benefit, which is the Account Value on the date we receive Due Proof of Death even if you have paid for the optional death benefit.
Beneficiary Annuity. With respect to a Beneficiary Annuity, the Death Benefit is triggered by the death of the beneficial Owner (or the Key Life, if entity-owned). However, if the Annuity is held as a Beneficiary Annuity, the Owner is an entity, and the Key Life is already deceased, then no Death Benefit is payable upon the death of the beneficial Owner.
BASIC DEATH BENEFIT
The Annuity provides a death benefit at no additional charge. The amount of the death benefit, referred to as the "basic death benefit" in the Annuity, is your Account Value on the date we receive Due Proof of Death.

OPTIONAL DEATH BENEFIT-Return of Adjusted Purchase Payments Death Benefit
For an additional charge, the Annuity provides an optional death benefit called the Return of Adjusted Purchase Payments Death Benefit. This optional death benefit may only be elected at the time you purchase the Annuity or within the first 30 days following the Issue Date, or, when the Annuity is continued under spousal continuation, within the first 30 days following the date the spouse becomes the Owner of the Annuity. Once elected, you cannot elect to cancel the benefit; however, the benefit may terminate under certain circumstances, including if certain changes are made to the Owner or Annuitant. Please see “Termination of the Optional Death Benefit” below.
Calculation of the Return of Adjusted Purchase Payments Death Benefit Amount
The amount of the death benefit under the Return of Adjusted Purchase Payments Benefit is equal to the greater of:

(a)	the basic death benefit described above, which is the Account Value on the date we receive Due Proof of Death; and

(b)
the sum of all Adjusted Purchase Payments you have made since the Issue Date until the date of Due Proof of Death, reduced proportionally by the ratio of the amount of any withdrawal to the Account Value immediately prior to the withdrawal.

Termination of the Optional Death Benefit
The Optional Return of Purchase Payments Death Benefit can terminate and cannot be re-elected. In the event of such a termination, if a Death Benefit is then available under the terms of the Annuity, the basic Death Benefit will apply.
The Optional Return of Purchase Payments Death Benefit will terminate upon the first to occur of the following events:

(i)	we determine the Annuity’s Death Benefit upon death of the decedent, unless the Annuity continues through Spousal Continuation;

(ii)
we process a request to change the Owner(s) (or Annuitant, if an entity is the Owner) more than 60 days after the Benefit Effective Date that changes the decedent, other than when the Annuity is jointly owned and one of the Owners remains the Owner;

(iii)	we process an assignment of the Annuity;

(iv)	you begin Annuity Payments or reach the Annuity Date when the Annuity has Account Value;

(v)	we receive your request for full surrender, or the Annuity otherwise terminates;

(vi)	your Account Value reduces to zero;

(vii)	you first allocate or transfer any portion of your Account Value to any Investment Options to which you are not permitted to electively allocate or transfer Account Value.
SPOUSAL CONTINUATION OF ANNUITY
Unless you designate a Beneficiary other than your spouse, upon the death benefit becoming payable, the surviving spouse may elect to continue ownership of the Annuity instead of taking the Death Benefit payment. Any such election is subject to our rules and applicable law. If an Annuity that had the Return of Adjusted Purchase Payments Death Benefit in effect is continued by the surviving spouse, the Unadjusted Account Value will be set at the Return of Adjusted Purchase Payments Amount calculated as described above. Any amount added to the Unadjusted Account Value will be allocated to the Sub-accounts in which there is Account Value in accordance with the proportion of investment in each Sub-account to which investment is then permitted.
If the Annuity is continued by the surviving spouse, the new Owner may continue or elect to add the Return of Adjusted Purchase Payments Death Benefit on the Annuity if we are then continuing to offer that optional death benefit for new or continued contracts and the new Owner has not reached the Latest Annuity Date. The charge applicable to the Return of Adjusted Purchase Payment Benefit in this case will be the then current charge which may be different from the charge that applied when the Return of Adjusted Purchase Payments Death Benefit was first elected for the Annuity.
Spousal continuation is also permitted, subject to our rules and regulatory approval, if the Annuity is held by a custodial account established to hold retirement assets for the benefit of the natural person Annuitant pursuant to the provisions of Section 408(a) of the Code (“Custodial Account”) and, on the date of the Annuitant's death, the spouse of the Annuitant is (1) the Contingent Annuitant under the Annuity and (2) the Beneficiary of the Custodial Account. The ability to continue the Annuity in this manner will result in the Annuity no longer qualifying for tax deferral under the Code. However, such tax deferral should result from the ownership of the Annuity by the Custodial Account. Please consult your tax or legal adviser.
We allow a spouse to continue the Annuity even though he/she has reached or surpassed the Latest Annuity Date at the time of spousal continuation. However, upon such a spousal continuance, annuity payments would begin immediately.
See “Managing Your Annuity-Spousal Designations” for information regarding a same sex surviving spouse’s ability to continue ownership of the Annuity. Please consult your tax or legal advisor for more information.
Your Annuity may only be continued under the spousal continuation provision once.
PAYMENT OF DEATH BENEFITS
Alternative Death Benefit Payment Options – Annuities owned by Individuals (not associated with Tax-Favored Plans)
Except in the case of a spousal continuation as described above, upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. In the event of the decedent's death before the Annuity Date, the Death Benefit must be distributed:

▪	within five (5) years of the date of death (the “five-year deadline”); or

▪
as a series of payments not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary. Payments under this option must begin within one year of the date of death. If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted thereafter and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

▪
If the Annuity is held as a Beneficiary Annuity, the payment of the Death Benefit must be distributed as a lump sum payment or as a series of required distributions as permitted by then current applicable regulations and the death benefit distribution options we provide at the time the Death Benefit becomes payable.

If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
Alternative Death Benefit Payment Options – Annuities Held by Tax-Favored Plans
The Code provides for alternative death benefit payment options when an Annuity is used as an IRA, 403(b) or other “qualified investment” that requires minimum distributions. Upon your death under an IRA, 403(b) or other “qualified investment”, the designated Beneficiary may generally elect to continue the Annuity and receive Required Minimum Distributions under the Annuity instead of receiving the Death Benefit in a single payment. The available payment options will depend on whether you die before the date Required Minimum Distributions under the Code were to begin, whether you have named a designated Beneficiary and whether the Beneficiary is your surviving spouse. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the contract.

▪
If you die after a designated Beneficiary has been named, the death benefit must be distributed by December 31st of the year including the five year anniversary of the date of death (the “Qualified five-year deadline”), or as periodic payments not extending beyond the life expectancy of the designated Beneficiary (provided such payments begin by December 31st of the year following the year of death). If the Beneficiary does not begin installments by such time, then no partial withdrawals will be permitted and we require that the Beneficiary take the Death Benefit as a lump sum by the Qualified five-year deadline. However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death, or December 31st of the year in which you would have reached age 70 1/2, whichever is later. Additionally, if the Death Benefit is solely payable to (or for the benefit of) your surviving spouse, then the Annuity may be continued with your spouse as the Owner.

▪
If you die before a designated Beneficiary is named and before the date Required Minimum Distributions must begin under the Code, the Death Benefit must be paid out by the Qualified five-year deadline. If the Beneficiary does not begin installments by December 31st of the year following the year of death, then no partial withdrawals will be permitted and we will require that the Beneficiary take the Death Benefit as a lump sum by the Qualified five-year deadline. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.

▪
If you die before a designated Beneficiary is named and after the date Required Minimum Distributions must begin under the Code, the Death Benefit must be paid out at least as rapidly as under the method then in effect. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary.

A Beneficiary has the flexibility to take out more each year than mandated under the Required Minimum Distribution rules.
Until withdrawn, amounts in an IRA, 403(b) or other “qualified investment” continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the Required Minimum Distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the Death Benefit must be distributed under the same rules applied to IRAs where death occurs before the date Required Minimum Distributions must begin under the Code.
If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.
The tax consequences to the Beneficiary may vary among the different Death Benefit payment options. See “Tax Considerations” and consult your tax adviser.

VALUING YOUR INVESTMENT
VALUING THE SUB-ACCOUNTS
When you allocate Account Value to a Sub-account, you are purchasing Units of the Sub-account. Each Sub-account invests exclusively in shares of an underlying Portfolio. The value of the Units fluctuates with the Sub-account fluctuations of the Portfolios. The value of the Units also reflects the daily accrual for (1) the Insurance Charge, (2) the Defined Income Benefit optional living benefit and/or the Return of Adjusted Purchase Payment Death Benefit if in effect for your Annuity, and (3) the Fund Access Charge, if you have amounts allocated to the Sub-accounts for which we impose that charge. See "Investment Options-Fund Access Charge" for a list of those Sub-accounts.
Each Valuation Day, we determine the price for a Unit of each Sub-account, called the “Unit Price”. The Unit Price is used for determining the value of transactions involving Units of the Sub-accounts. We determine the number of Units involved in any transaction by dividing the dollar value of the transaction by the Unit Price of the Sub-account as of the Valuation Day. There may be several different Unit Prices for each Sub-account to reflect the Insurance Charge, the charges for any optional living benefits and any optional death benefits, and the Fund Access Charge. The Unit Price for the Units you purchase will be based on the total charges for the benefits that apply to your Annuity.
Example
Assume you allocate $5,000 to a Sub-account. On the Valuation Day you make the allocation, the Unit Price is $14.83. Your $5,000 buys 337.154 Units of the Sub-account. Assume that later, you wish to transfer $3,000 of your Account Value out of that Sub-account and into another Sub-account. On the Valuation Day you request the transfer, the Unit Price of the original Sub-account has increased to $16.79 and the Unit Price of the new Sub-account is $17.83. To transfer $3,000, we redeem 178.677 Units at the current Unit Price, leaving you 158.477 Units. We then buy $3,000 of Units of the new Sub-account at the Unit Price of $17.83. You would then have 168.255 Units of the new Sub-account.
PROCESSING AND VALUING TRANSACTIONS
Pruco Life is generally open to process financial transactions on those days that the New York Stock Exchange (NYSE) is open for trading. There may be circumstances where the NYSE does not open on a regularly scheduled date or time or closes at an earlier time than scheduled (normally 4:00 p.m. Eastern Time). Generally, financial transactions received in Good Order before the close of regular trading on the NYSE will be processed according to the value next determined following the close of business. Financial transactions received on a non-business day or after the close of regular trading on the NYSE will be processed based on the value next computed on the next Valuation Day.
We will not process any financial transactions involving purchase or redemption orders on days the NYSE is closed. Pruco Life will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency, as determined by the SEC, exists making redemption or valuation of securities held in the Separate Account impractical; or

▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
In certain circumstances, we may need to correct the processing of an order. In such circumstances, we may incur a loss or receive a gain depending upon the price of the security when the order was executed and the price of the security when the order is corrected. With respect to any gain that may result from such order correction, we will retain any such gain as additional compensation for these correction services.
Initial Purchase Payments: We are required to allocate your initial Purchase Payment to the Sub-accounts within two (2) Valuation Days after we receive the Purchase Payment in Good Order at our Service Office. If we do not have all the required information to allow us to issue your Annuity, we may retain the Purchase Payment while we try to reach you or your representative to obtain all of our requirements. If we are unable to obtain all of our required information within five (5) Valuation Days, we are required to return the Purchase Payment to you at that time, unless you specifically consent to our retaining the Purchase Payment while we gather the required information. Once we obtain the required information, we will invest the Purchase Payment and issue an Annuity within two (2) Valuation Days.
With respect to your initial Purchase Payment and any additional purchase payments pending investment in our Separate Account, we may hold the amount temporarily in a suspense account and we may earn interest on such amount. You will not be credited with interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. Also, the Purchase Payment will not be reduced nor increased due to Sub-account fluctuations during that period.
As permitted by applicable law, the broker-dealer firm through which you purchase your Annuity may forward your initial Purchase Payment to us prior to approval of your purchase by a registered principal of the firm. These arrangements are subject to a number of regulatory requirements, including that customer funds will be deposited in a segregated bank account and held by the insurer until such time that the insurer is notified of the firm’s principal approval and is provided with the application, or is notified of the firm principal’s rejection. In addition, the insurer must promptly return the customer's funds at the customer's request prior to the firm's principal approval or upon the firm's rejection of the application. The monies held in the bank account will be held in a suspense account within our general account and we may earn interest on amounts held in that suspense account. Contract owners will not be credited with any interest earned on amounts held in that suspense account. The monies in such suspense account may be subject to claims of our general creditors.
Additional Purchase Payments: We will apply any additional Purchase Payments as of the Valuation Day that we receive the Purchase Payment at our Service Office in Good Order. We may limit, restrict, suspend or reject any additional Purchase Payments at any time. See “Additional Purchase

Payments” under “Purchasing Your Annuity” earlier in this prospectus. With respect to your additional Purchase Payment that is pending investment in our Separate Account, we may hold the amount temporarily in a suspense account and we may earn interest on such amount. You will not be credited with interest during that period. The monies held in the suspense account may be subject to claims of our general creditors. Also, the Purchase Payment will not be reduced nor increased due to Sub-account fluctuations during that period.
Scheduled Transactions: Scheduled transactions include transfers under Dollar Cost Averaging, the Asset Allocation Program, Automatic Rebalancing, Systematic Withdrawals, Systematic Investments, Required Minimum Distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts. Scheduled transactions are processed and valued as of the date they are scheduled, unless the scheduled day is not a Valuation Day. In that case, the transaction will be processed and valued on the next Valuation Day, unless (with respect to Required Minimum Distributions, substantially equal periodic payments under Section 72(t)/72(q) of the Code, annuity payments and fees that are assessed daily as a percentage of the net assets of the Sub-accounts only), the next Valuation Day falls in the subsequent calendar year, in which case the transaction will be processed and valued on the prior Valuation Day. In addition, if: you are taking your Guaranteed Income Amount through our systematic withdrawal program; and the scheduled day is not a Valuation Day; and the next Valuation Day will occur in a new contract year, the transaction will be processed and valued on the prior Valuation Day.
Unscheduled Transactions: “Unscheduled” transactions include any other non-scheduled transfers and requests for partial withdrawals or Surrenders. With respect to certain written requests to withdraw Account Value, we may seek to verify the requesting Owner's signature. Specifically, we reserve the right to perform a signature verification for (a) any withdrawal exceeding a certain dollar amount and (b) a withdrawal exceeding a certain dollar amount if the payee is someone other than the Owner. In addition, we will not honor a withdrawal request in which the requested payee is the financial professional or agent of record. We reserve the right to request a signature guarantee with respect to a written withdrawal request. If we do perform a signature verification, we will pay the withdrawal proceeds within 7 days after the withdrawal request was received by us in Good Order, and will process the transaction in accordance with the discussion in “Processing And Valuing Transactions.”
Death Benefits: Death Benefit claims require our review and evaluation before processing. We price such transactions as of the date we receive at our Service Office in Good Order all supporting documentation we require for such transactions.
We generally pay any death benefit claims from the separate account within 7 days of our receipt of your request in Good Order at our Service Office.

TAX CONSIDERATIONS
The tax considerations associated with an Annuity vary depending on whether the Annuity is (i) owned by an individual or non-natural person, and not associated with a tax-favored retirement plan, or (ii) held under a tax-favored retirement plan. We discuss the tax considerations for these categories of Annuities below. The discussion is general in nature and describes only federal income tax law (not state, local, foreign or other federal tax laws). It is based on current law and interpretations which may change. The information provided is not intended as tax advice. You should consult with a qualified tax adviser for complete information and advice.
Generally, the cost basis in an Annuity not associated with a tax-favored retirement plan is the amount you pay into your Annuity, or into Annuities exchanged for your Annuity, on an after-tax basis less any withdrawals of such payments. Cost basis for a tax-favored retirement plan is provided only in limited circumstances, such as for contributions to a Roth IRA or nondeductible contributions to a traditional IRA. We do not track cost basis for tax-favored retirement plans, which is the responsibility of the Owner.
The discussion below generally assumes that the Annuity is issued to the Annuity Owner. For Annuities issued under the Beneficiary Continuation Option or as a Beneficiary Annuity, refer to the Taxes Payable by Beneficiaries for a Nonqualified Annuity and Required Distributions Upon Your Death for Qualified Annuities sections below.
NONQUALIFIED ANNUITIES
In general, as used in this prospectus, a Nonqualified Annuity is owned by an individual or non-natural person and is not associated with a tax-favored retirement plan.
Taxes Payable by You
We believe the Annuity is an Annuity for tax purposes. Accordingly, as a general rule, you should not pay any tax until you receive money under the Annuity. Generally, an Annuity issued by the same company (and affiliates) to you during the same calendar year must be treated as one Annuity for purposes of determining the amount subject to tax under the rules described below. Charges for investment advisory fees that are taken from the Annuity are treated as a partial withdrawal from the Annuity and will be reported as such to the Annuity Owner.
It is possible that the IRS could assert that some or all of the charges for the optional living or death benefits under the Annuity should be treated for federal income tax purposes as a partial withdrawal from the Annuity. If this were the case, the charge for this benefit could be deemed a withdrawal and treated as taxable to the extent there are earnings in the Annuity. Additionally, for Owners under age 59½, the taxable income attributable to the charge for the benefit could be subject to a tax penalty. If the IRS determines that the charges for one or more benefits under the Annuity are taxable withdrawals, then the sole or surviving Owner will be provided with a notice from us describing available alternatives regarding these benefits.
Taxes on Withdrawals and Surrender Before Annuity Payments Begin
If you make a withdrawal from your Annuity or surrender it before annuity payments begin, the amount you receive will be taxed as ordinary income, rather than as a return of cost basis, until all gain has been withdrawn. At any time there is no gain in your Annuity, payments will be treated as a nontaxable return of cost basis until all cost basis has been returned. After all cost basis is returned, all subsequent amounts will be taxed as ordinary income. An exception to this treatment exists for contracts purchased prior to August 14, 1982. Withdrawals are treated as a return of cost basis in the Annuity first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
You will generally be taxed on any withdrawals from the Annuity while you are alive even if the withdrawal is paid to someone else. Withdrawals under any of the optional living benefits or as a systematic payment are taxed under these rules. If you assign or pledge all or part of your Annuity as collateral for a loan, the part assigned generally will be treated as a withdrawal and subject to income tax to the extent of gain. If you transfer your Annuity for less than full consideration, such as by gift, you will also trigger tax on any gain in the Annuity. This rule does not apply if you transfer the Annuity to your spouse or under most circumstances if you transfer the Annuity incident to divorce.
If you choose to receive payments under an interest payment option, or a Beneficiary chooses to receive a death benefit under an interest payment option, that election will be treated, for tax purposes, as surrendering your Annuity and will immediately subject any gain in the Annuity to income tax.
Taxes on Annuity Payments
If you select an annuity payment option as described in the Access to Account Value section earlier in this prospectus, a portion of each annuity payment you receive will be treated as a partial return of your cost basis and will not be taxed. The remaining portion will be taxed as ordinary income. Generally, the nontaxable portion is determined by multiplying the annuity payment you receive by a fraction, the numerator of which is your cost basis (less any amounts previously received tax-free) and the denominator of which is the total expected payments under the Annuity. After the full amount of your cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable. If annuity payments stop due to the death of the Annuitant before the full amount of your cost basis has been recovered, a tax deduction may be allowed for the unrecovered amount. Under the Tax Cuts and Jobs Act of 2017, this deduction is suspended until after 2025.
If your Account Value is reduced to zero but the Annuity remains in force due to a benefit provision, further distributions from the Annuity will be reported as annuity payments, using an exclusion ratio based upon the undistributed cost basis in the Annuity and the total value of the anticipated future payments until such time as all cost basis has been recovered.

Maximum Annuity Date
You must commence annuity payments no later than the first day of the calendar month following the maximum Annuity Date for your Annuity. Upon reaching the maximum Annuity Date you can no longer surrender, exchange, or transfer your contract. The maximum Annuity Date may be the same as the Latest Annuity Date as described elsewhere in this prospectus. For some of our Annuities, you can choose to defer the Annuity Date beyond the default or Latest Annuity Date, as applicable, described in your Annuity. However, the IRS may not then consider your Annuity to be an Annuity under the tax law.
Please refer to your Annuity contract for the maximum Annuity Date.
Partial Annuitization
Individuals may partially annuitize their Nonqualified Annuity if the contract so permits. The tax law allows for a portion of a nonqualified Annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the Annuity is treated as a separate Annuity for purposes of determining taxability of the payments under Section 72 of the Code. We do not currently permit partial annuitization.
Medicare Tax on Net Investment Income
The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,500 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the Annuity will be considered investment income for purposes of this surtax.
Tax Penalty for Early Withdrawal from a Nonqualified Annuity
You may owe a 10% tax penalty on the taxable part of distributions received from your Nonqualified Annuity before you attain age 59½. Amounts are not subject to this tax penalty if:

▪	the amount is paid on or after you reach age 59½ or die;

▪	the amount received is attributable to your becoming disabled;

▪
generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually (please note that substantially equal payments must continue until the later of reaching age 59½ or five years and modification of payments during that time period will result in retroactive application of the 10% tax penalty); or

▪
the amount received is paid under an immediate Annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment being required to be paid within 13 months).

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Special Rules in Relation to Tax-free Exchanges Under Section 1035
Section 1035 of the Code permits certain tax-free exchanges of a life insurance contract, Annuity or endowment contract for an Annuity, including tax-free exchanges of annuity death benefits for a Beneficiary Annuity. Partial exchanges may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of the partially exchanged amount as well as the 10% tax penalty on pre-age 59½ withdrawals. In Revenue Procedure 2011-38, the IRS indicated that, for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial Annuity or receiving Annuity within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer. We strongly urge you to discuss any partial exchange transaction of this type with your tax adviser before proceeding with the transaction.
If an Annuity is purchased through a tax-free exchange of a life insurance contract, Annuity or endowment contract that was purchased prior to August 14, 1982, then any Purchase Payments made to the original contract prior to August 14, 1982 will be treated as made to the new Annuity prior to that date. Generally, such pre-August 14, 1982 withdrawals are treated as a return of cost basis first until Purchase Payments made before August 14, 1982 are withdrawn. Moreover, income allocable to Purchase Payments made before August 14, 1982, is not subject to the 10% tax penalty.
After you elect an Annuity Payout Option, you are not eligible for a tax-free exchange under Section 1035.
Taxes Payable by Beneficiaries for a Nonqualified Annuity
The Death Benefit distributions are subject to ordinary income tax to the extent the distribution exceeds the cost basis in the Annuity. The value of the Death Benefit, as determined under federal law, is also included in the Owner’s estate for federal estate tax purposes. Generally, the same income tax rules described above would also apply to amounts received by your Beneficiary. Choosing an option other than a lump sum Death Benefit may defer taxes. Certain minimum distribution requirements apply upon your death, as discussed further below in the Annuity Qualification section. Tax consequences to the Beneficiary vary depending upon the Death Benefit payment option selected. Generally, for payment of the Death Benefit:

▪	As a lump sum payment, the Beneficiary is taxed in the year of payment on gain in the Annuity.

▪
Within 5 years of death of Owner, the Beneficiary is taxed on the lump sum payment. The Death Benefit must be taken as one lump sum payment within 5 years of the death of the Owner. Partial withdrawals are not permitted.

▪
Under an Annuity or Annuity settlement option where distributions begin within one year of the date of death of the Owner, the Beneficiary is taxed on each payment with part as gain and part as return of cost basis. After the full amount of cost basis has been recovered tax-free, the full amount of the annuity payments will be taxable.

Considerations for Contingent Annuitants: We may allow the naming of a contingent Annuitant when a Nonqualified Annuity is held by a pension plan or a tax favored retirement plan, or held by a Custodial Account (as defined earlier in this prospectus). In such a situation, the Annuity may no longer qualify for tax deferral where the Annuity continues after the death of the Annuitant. However, tax deferral should be provided instead by the pension plan, tax favored retirement plan, or Custodial Account. We may also allow the naming of a contingent annuitant when a Nonqualified Annuity is held by an entity owner when such Annuities do not qualify for tax deferral under the current tax law. This does not supersede any benefit language which may restrict the use of the contingent annuitant.
Reporting and Withholding on Distributions
Amounts distributed from an Annuity are subject to federal and state income tax reporting and withholding. In general, we will withhold federal income tax from the taxable portion of such distribution based on the type of distribution. In the case of an annuity payment, we will withhold as if you are a married individual with three (3) exemptions unless you designate a different withholding status. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In the case of all other distributions, we will withhold at a 10% rate. You may generally elect not to have tax withheld from your payments. An election out of withholding must be made on forms that we provide. If you are a U.S. person (which includes a resident alien), and you request a payment be made to a non-U.S. address, we are required to withhold income tax.
State income tax withholding rules vary and we will withhold based on the rules of your state of residence. Special tax rules apply to withholding for nonresident aliens, and we generally withhold income tax for nonresident aliens at a 30% rate. A different withholding rate may be applicable to a nonresident alien based on the terms of an existing income tax treaty between the United States and the nonresident alien’s country. Please refer to the discussion below regarding withholding rules for a Qualified Annuity.
Regardless of the amount withheld by us, you are liable for payment of federal and state income tax on the taxable portion of annuity distributions. You should consult with your tax adviser regarding the payment of the correct amount of these income taxes and potential liability if you fail to pay such taxes.
Entity Owners
Where an Annuity is held by a non-natural person (e.g., a corporation), other than as an agent or nominee for a natural person (or in other limited circumstances), increases in the value of the Annuity over its cost basis will be subject to tax annually.
Where an Annuity is issued to a Charitable Remainder Trust (CRT), increases in the value of the Annuity over its cost basis will be subject to tax reporting annually. As there are charges for the optional living and death benefits described elsewhere in this prospectus, and such charges reduce the contract value of the Annuity, trustees of the CRT should discuss with their legal advisers whether election of such optional living or death benefits violates their fiduciary duty to the remainder beneficiary.
Where an Annuity is issued to a trust, and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person. At this time, we will not issue an Annuity to grantor trusts with more than two grantors.
Where the Annuity is owned by a grantor trust, the Annuity must be distributed within five years after the date of the first grantor’s death under Section 72(s) of the Code. See the “Death Benefits” section for scenarios where a Death Benefit or Surrender Value is payable depending upon the underlying facts.
Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.
Annuity Qualification
Diversification And Investor Control. In order to qualify for the tax rules applicable to Annuities described above, the investment assets in the Sub-accounts of an Annuity must be diversified according to certain rules under the Code. Each Portfolio is required to diversify its investments each quarter so that no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. Generally, securities of a single issuer are treated as one investment, and obligations of each U.S. Government agency and instrumentality (such as the Government National Mortgage Association) are treated as issued by separate issuers. In addition, any security issued, guaranteed or insured (to the extent so guaranteed or insured) by the U.S. or an instrumentality of the U.S. will be treated as a security issued by the U.S. Government or its instrumentality, where applicable. We believe the Portfolios underlying the variable Investment Options of the Annuity meet these diversification requirements.
An additional requirement for qualification for the tax treatment described above is that we, and not you as the Annuity Owner, must have sufficient control over the underlying assets to be treated as the Owner of the underlying assets for tax purposes. While we also believe these investor control rules will be met, the Treasury Department may promulgate guidelines under which a variable annuity will not be treated as an Annuity for tax purposes if persons with ownership rights have excessive control over the investments underlying such variable Annuity. It is unclear whether such guidelines, if in fact promulgated, would have retroactive effect. It is also unclear what effect, if any, such guidelines might have on transfers between the Investment Options offered pursuant to this prospectus. We reserve the right to take any action, including modifications to your Annuity or the Investment Options, required to comply with such guidelines if promulgated. Any such changes will apply uniformly to affected Owners and will be made with such notice to affected Owners as is feasible under the circumstances.
Required Distributions Upon Your Death for a Nonqualified Annuity. Upon your death, certain distributions must be made under the Annuity. The required distributions depend on whether you die before you start taking annuity payments under the Annuity or after you start taking annuity payments under the Annuity. If you die on or after the Annuity Date, the remaining portion of the interest in the Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before the Annuity Date, the entire interest in the Annuity must be distributed within five years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death). If the Beneficiary does not begin installments within one year of the date of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline. Your designated Beneficiary is the person to whom benefit rights under the Annuity pass by reason of death, and must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Annuity may be continued with your spouse as the Owner. For Nonqualified Annuities owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. This means that for an Annuity held by a non-natural person (such as a trust) for which there is named a co-annuitant, then such required distributions will be triggered by the death of the first co-annuitant to die.
Changes To Your Annuity. We reserve the right to make any changes we deem necessary to assure that your Annuity qualifies as an Annuity for tax purposes. Any such changes will apply to all Annuity Owners and you will be given notice to the extent feasible under the circumstances.
QUALIFIED ANNUITIES
In general, as used in this prospectus, a Qualified Annuity is an Annuity with applicable endorsements for a tax-favored plan or a Nonqualified Annuity held by a tax-favored retirement plan.
The following is a general discussion of the tax considerations for Qualified Annuities. This Annuity may or may not be available for all types of the tax-favored retirement plans discussed below. This discussion assumes that you have satisfied the eligibility requirements for any tax-favored retirement plan. Please consult your financial professional prior to purchase to confirm if this Annuity is available for a particular type of tax-favored retirement plan or whether we will accept the type of contribution you intend for this Annuity.
A Qualified Annuity may typically be purchased for use in connection with:

▪	Individual retirement accounts and annuities (IRAs), including inherited IRAs (which we refer to as a Beneficiary IRA), which are subject to Sections 408(a) and 408(b) of the Code;

▪	Roth IRAs, including inherited Roth IRAs (which we refer to as a Beneficiary Roth IRA) under Section 408A of the Code;

▪	A corporate Pension or Profit-sharing plan (subject to 401(a) of the Code);

▪	H.R. 10 plans (also known as Keogh Plans, subject to 401(a) of the Code);

▪	Tax Sheltered Annuities (subject to 403(b) of the Code, also known as Tax Deferred Annuities or TDAs);

▪	Section 457 plans (subject to 457 of the Code).
A Nonqualified Annuity may also be purchased by a 401(a) trust, a custodial IRA or a custodial Roth IRA account, or a Section 457 plan, which can hold other permissible assets. The terms and administration of the trust or custodial account or plan in accordance with the laws and regulations for 401(a) plans, IRAs or Roth IRAs, or a Section 457 plan, as applicable, are the responsibility of the applicable trustee or custodian.
You should be aware that tax favored plans such as IRAs generally provide income tax deferral regardless of whether they invest in Annuities. This means that when a tax favored plan invests in an Annuity, it generally does not result in any additional tax benefits (such as income tax deferral and income tax free transfers).
You may establish an advisory fee deduction program for a qualified Annuity with no living benefit such that charges for investment advisory fees are not taxable. Advisory fee deduction programs are not permitted if the Annuity has a living benefit. Charges for investment advisory fees that are taken from a qualified Annuity with a living benefit are treated as a partial withdrawal from the Annuity and will be tax reported as such to the Annuity Owner.
Types of Tax-favored Plans
IRAs. The “IRA Disclosure Statement” and “Roth IRA Disclosure Statement” which accompany the prospectus contain information about eligibility, contribution limits, tax particulars, and other IRA information. In addition to this information (the material terms are summarized in this prospectus and in those Disclosure Statements), the IRS requires that you have a “Free Look” after making an initial contribution to the Annuity. During this time, you can cancel the Annuity by notifying us in writing, and we will refund the greater of all purchase payments under the Annuity or the Account Value, less any applicable federal and state income tax withholding.
Contribution Limits/Rollovers. Subject to the minimum purchase payment requirements of an Annuity, you may purchase an Annuity for an IRA in connection with a “rollover” of amounts from a qualified retirement plan, as a transfer from another IRA, by making a contribution consisting of your IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the later applicable due date of your federal income tax return, without extension), or as a current year contribution. In 2019 the contribution limit is $6,000. The contribution amount is indexed for inflation. The tax law also provides for a catch-up provision for individuals who are age 50 and above, allowing these individuals an additional $1,000 contribution each year. The catch-up amount is not indexed for inflation. The “rollover” rules under the Code are fairly technical; however, an individual (or his or her surviving spouse) may generally “roll over” certain distributions from tax favored retirement plans (either directly or within 60 days from the date of these distributions) if he or she meets the requirements for distribution. Once you buy an Annuity, you can make regular IRA contributions under the Annuity (to the extent permitted by law). For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12-month rule.
In some circumstances, non-spouse Beneficiaries may roll over to an IRA amounts due from qualified plans, 403(b) plans, and governmental 457(b) plans. However, the rollover rules applicable to non-spouse Beneficiaries under the Code are more restrictive than the rollover rules applicable to Owner/participants and spouse Beneficiaries. Generally, non-spouse Beneficiaries may roll over distributions from tax favored retirement plans only as a direct rollover, and if permitted by the plan. For plan years beginning after December 31, 2009, employer retirement plans are required to permit non-spouse Beneficiaries to roll over funds to an inherited IRA. An inherited IRA must be directly rolled over from the employer plan or transferred from an IRA and must be titled in the name of the deceased (i.e., John Doe deceased for the benefit of Jane Doe). No additional contributions can be made to an inherited IRA. In this prospectus, an inherited IRA is also referred to as a Beneficiary Annuity.
Required Provisions. Annuities that are IRAs (or endorsements that are part of the contract) must contain certain provisions:

▪	You, as Owner of the Annuity, must be the “Annuitant” under the contract (except in certain cases involving the division of property under a decree of divorce);

▪	Your rights as Owner are non-forfeitable;

▪	You cannot sell, assign or pledge the Annuity;

▪	The annual contribution you pay cannot be greater than the maximum amount allowed by law, including catch-up contributions if applicable (which does not include any rollover amounts);

▪	The date on which required minimum distributions must begin cannot be later than April 1st of the calendar year after the calendar year you turn age 70½; and

▪	Death and annuity payments must meet Required Minimum Distribution rules described below.
Usually, the full amount of any distribution from an IRA (including a distribution from this Annuity) which is not a transfer or rollover is taxable. As taxable income, these distributions are subject to the general tax withholding rules described earlier regarding an Annuity in the Nonqualified Annuity section. In addition to this normal tax liability, you may also be liable for the following, depending on your actions:

▪	A 10% early withdrawal penalty described below;

▪	Liability for “prohibited transactions” if you, for example, borrow against the value of an IRA; or

▪	Failure to take a Required Minimum Distribution, also described below.
SEPs. SEPs are a variation on a standard IRA, and Annuities issued to a SEP must satisfy the same general requirements described under IRAs (above). There are, however, some differences:

▪
If you participate in a SEP, you generally do not include in income any employer contributions made to the SEP on your behalf up to the lesser of (a) $56,000 in 2019, or (b) 25% of your taxable compensation paid by the contributing employer (not including the employer’s SEP contribution as compensation for these purposes). However, for these purposes, compensation in excess of certain limits established by the IRS will not be considered. In 2019, this limit is $280,000;

▪	SEPs must satisfy certain participation and nondiscrimination requirements not generally applicable to IRAs; and

▪
SEPs that contain a salary reduction or “SARSEP” provision prior to 1997 may permit salary deferrals up to $19,000 in 2019 with the employer making these contributions to the SEP. However, no new “salary reduction” or “SARSEPs” can be established after 1996. Individuals participating in a SARSEP who are age 50 or above by the end of the year will be permitted to contribute an additional $6,000 in 2019. These amounts are indexed for inflation. Not all Annuities issued by us are available for SARSEPs. You will also be provided the same information, and have the same “Free Look” period, as you would have if you purchased the Annuity for a standard IRA.

ROTH IRAs. The “Roth IRA Disclosure Statement” contains information about eligibility, contribution limits, tax particulars and other Roth IRA information. Like standard IRAs, income within a Roth IRA accumulates tax-free, and contributions are subject to specific limits. Roth IRAs have, however, the following differences:

▪	Contributions to a Roth IRA cannot be deducted from your gross income;

▪
“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the Owner of the IRA attains age 59½; (b) after the Owner’s death; (c) due to the Owner’s disability; or (d) for a qualified first time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five tax years after the first year for which a contribution was made to any Roth IRA established for the Owner or five years after a rollover, transfer, or conversion was made from a traditional IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings and earnings will be taxed generally in the same manner as distributions from a traditional IRA.

▪
If eligible (including meeting income limitations and earnings requirements), you may make contributions to a Roth IRA after attaining age 70½, and distributions are not required to begin upon attaining such age or at any time thereafter.

Subject to the minimum Purchase Payment requirements of an Annuity, you may purchase an Annuity for a Roth IRA in connection with a “rollover” of amounts of another traditional IRA, SEP, SIMPLE-IRA, employer sponsored retirement plan (under Sections 401(a) or 403(b) of the Code) or Roth IRA; or, if you meet certain income limitations, by making a contribution consisting of your Roth IRA contributions and catch-up contributions, if applicable, attributable to the prior year during the period from January 1 to April 15 (or the applicable due date of your federal income tax return, without extension), or as a current year contribution. The Code permits persons who receive certain qualifying distributions from such non-Roth IRAs, to directly rollover or make, within 60 days, a “rollover” of all or any part of the amount of such distribution to a Roth IRA which they establish (a "conversion"). The conversion of non-Roth accounts triggers current taxation (but is not subject to a 10% early distribution penalty).
The Code also permits the recharacterization of amounts from a traditional IRA, SEP, or SIMPLE IRA into a Roth IRA, or from a Roth IRA to a traditional IRA. Recharacterization is accomplished through a trustee-to-trustee transfer of a contribution (or a portion of a contribution) plus earnings, between different types of IRAs. A properly recharacterized contribution is treated as a contribution made to the second IRA instead of the first IRA. Under the Tax Cuts and Jobs Act of 2017, you may no longer recharacterize a conversion to a Roth IRA. It is still permissible to recharacterize a contribution made to a Roth IRA as a traditional IRA contribution, or a contribution to a traditional IRA as a Roth IRA contribution. Such recharacterization must be completed by the applicable tax return due date (with extensions).
Once an Annuity has been purchased, regular Roth IRA contributions will be accepted to the extent permitted by law. In addition, an individual receiving an eligible rollover distribution from a designated Roth account under an employer plan may roll over the distribution to a Roth IRA even if the individual is not eligible to make regular contributions to a Roth IRA. Non-spouse Beneficiaries receiving a distribution from an employer sponsored retirement plan under Sections 401(a) or 403(b) of the Code can also directly roll over contributions to a Roth IRA. However, it is our understanding of the Code that non-spouse Beneficiaries cannot “rollover” benefits from a traditional IRA to a Roth IRA.
TDAs. In general, you may own a Tax Deferred Annuity (also known as a TDA, Tax Sheltered Annuity (TSA), 403(b) plan or 403(b) Annuity) if you are an employee of a tax-exempt organization (as defined under Code Section 501(c)(3)) or a public educational organization, and you may make contributions to a TDA so long as your employer maintains such a plan and your rights to the Annuity are non-forfeitable. Contributions to a TDA, and any earnings, are not taxable until distribution. You may also make contributions to a TDA under a salary reduction agreement, generally up to a maximum of $19,000 in 2019. Individuals participating in a TDA who are age 50 or above by the end of the year will be permitted to contribute an additional $6,000 in 2019. This amount is indexed for inflation. Further, you may roll over TDA amounts to another TDA or an IRA. You may also roll over TDA amounts to a qualified retirement plan, a SEP and a governmental 457(b) plan. An Annuity may generally only qualify as a TDA if distributions of salary deferrals (other than “grandfathered” amounts held as of December 31, 1988) may be made only on account of:

▪	Your attainment of age 59½;

▪	Your severance of employment;

▪	Your death;

▪	Your total and permanent disability; or

▪	Hardship (under limited circumstances, and only related to salary deferrals, not including earnings attributable to these amounts).
In any event, you must begin receiving distributions from your TDA by April 1st of the calendar year after the calendar year you turn age 70½ or retire, whichever is later. These distribution limits do not apply either to transfers or exchanges of investments under the Annuity, or to any “direct transfer” of your interest in the Annuity to another employer’s TDA plan or mutual fund “custodial account” described under Code Section 403(b)(7). Employer contributions to TDAs are subject to the same general contribution, nondiscrimination, and minimum participation rules applicable to “qualified” retirement plans.
Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its agent. In addition, in order to comply with the regulations, we will only process certain transactions (e.g., transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in Good Order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.
Late Rollover Self-Certification
You may be able to apply a rollover contribution to your IRA or qualified retirement plan after the 60-day deadline through a self-certification procedure established by the IRS. Please consult your tax or legal adviser regarding your eligibility to use this self-certification procedure. As indicated in this IRS guidance, we, as a financial institution, are not required to accept your self-certification for waiver of the 60-day deadline.

Required Minimum Distributions and Payment Options
If you hold the Annuity under an IRA (or other tax-favored plan), Required Minimum Distribution rules must be satisfied. This means that generally payments must start by April 1 of the year after the year you reach age 70½ and must be made for each year thereafter. For a TDA or a 401(a) plan for which the participant is not a greater than 5% Owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the Owner’s lifetime. The amount of the payment must at least equal the minimum required under the IRS rules. Several choices are available for calculating the minimum amount. More information on the mechanics of this calculation is available on request. Please contact us at a reasonable time before the IRS deadline so that a timely distribution is made. Please note that there is a 50% tax penalty on the amount of any required minimum distribution not made in a timely manner. Required Minimum Distributions are calculated based on the sum of the Account Value and the actuarial value of any additional living and death benefits from optional riders that you have purchased under the Annuity. As a result, the Required Minimum Distributions may be larger than if the calculation were based on the Account Value only, which may in turn result in an earlier (but not before the required beginning date) distribution of amounts under the Annuity and an increased amount of taxable income distributed to the Annuity Owner, and a reduction of payments under the living and death benefit optional riders.
You can use the Minimum Distribution option to satisfy the Required Minimum Distribution rules for an Annuity without either beginning annuity payments or surrendering the Annuity. We will distribute to you the Required Minimum Distribution amount, less any other partial withdrawals that you made during the year. Such amount will be based on the value of the Annuity as of December 31 of the prior year, but is determined without regard to other Annuities you may own. If a trustee to trustee transfer or direct rollover of the full contract value is requested when there is an active Required Minimum Distribution program running, the Required Minimum Distribution will be removed and sent to the Owner prior to the remaining funds being sent to the transfer institution.
Although the IRS rules determine the required amount to be distributed from your IRA each year, certain payment alternatives are still available to you. If you own more than one IRA, you can choose to satisfy your minimum distribution requirement for each of your IRAs by withdrawing that amount from any of your IRAs. If you inherit more than one IRA or more than one Roth IRA from the same Owner, similar rules apply.
Charitable IRA Distributions.
Certain qualified IRA distributions used for charitable purposes are eligible for an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70½. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.
The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.
Required Distributions Upon Your Death for a Qualified Annuity
Upon your death under an IRA, Roth IRA, 403(b) or other employer sponsored plan, the designated Beneficiary may generally elect to continue the Annuity and receive required minimum distributions under the Annuity instead of receiving the death benefit in a single payment. The available payment options will depend on whether you die before the date required minimum distributions under the Code were to begin, whether you have named a designated Beneficiary and whether that Beneficiary is your surviving spouse.

▪
If you die after a designated Beneficiary has been named, the death benefit must be distributed by December 31st of the year including the five-year anniversary of the date of death, or as periodic payments not extending beyond the life or life expectancy of the designated Beneficiary (as long as payments begin by December 31st of the year following the year of death). However, if your surviving spouse is the Beneficiary, the death benefit can be paid out over the life or life expectancy of your spouse with such payments beginning no later than December 31st of the year following the year of death or December 31st of the year in which you would have reached age 70½, whichever is later. Additionally, if the Annuity is payable to (or for the benefit of) your surviving spouse as sole primary beneficiary, the Annuity may be continued with your spouse as the Owner. If the Beneficiary does not begin installments by December 31st of the year following the year of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

▪
If you die before a designated Beneficiary is named and before the date required minimum distributions must begin under the Code, the death benefit must be paid out by December 31st of the year including the five-year anniversary of the date of death. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement. If the Beneficiary does not begin installments by December 31st of the year following the year of death, no partial withdrawals will be permitted thereafter, and we require that the Beneficiary take the Death Benefit as a lump sum within the five-year deadline.

▪
If you die before a designated Beneficiary is named and after the date required minimum distributions must begin under the Code, the death benefit must be paid out at least as rapidly as under the method then in effect. For Annuities where multiple Beneficiaries have been named and at least one of the Beneficiaries does not qualify as a designated Beneficiary and the account has not been divided into separate accounts by December 31st of the year following the year of death, such Annuity is deemed to have no designated Beneficiary. A designated Beneficiary may elect to apply the rules for no designated Beneficiary if those would provide a smaller payment requirement.

A Beneficiary has the flexibility to take out more each year than mandated under the required minimum distribution rules. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.
Until withdrawn, amounts in a Qualified Annuity continue to be tax deferred. Amounts withdrawn each year, including amounts that are required to be withdrawn under the required minimum distribution rules, are subject to tax. You may wish to consult a professional tax adviser for tax advice as to your particular situation.
For a Roth IRA, if death occurs before the entire interest is distributed, the death benefit must be distributed under the same rules applied to IRAs where death occurs before the date required minimum distributions must begin under the Code.
Tax Penalty for Early Withdrawals from a Qualified Annuity You may owe a 10% tax penalty on the taxable part of distributions received from an IRA, SEP, Roth IRA, TDA or qualified retirement plan before you attain age 59½. Amounts are not subject to this tax penalty if:

▪	the amount is paid on or after you reach age 59½ or die;

▪	the amount received is attributable to your becoming disabled; or

▪
generally the amount paid or received is in the form of substantially equal payments (as defined in the Code) not less frequently than annually. (Please note that substantially equal payments must continue until the later of reaching age 59½ or five years. Modification of payments or additional contributions to the Annuity during that time period will result in retroactive application of the 10% tax penalty.)

Other exceptions to this tax may apply. You should consult your tax adviser for further details.
Withholding
We will withhold federal income tax at the rate of 20% for any eligible rollover distribution paid by us to or for a plan participant, unless such distribution is “directly” rolled over into another qualified plan, IRA (including the IRA variations described above), SEP, governmental 457(b) plan or TDA. An eligible rollover distribution is defined under the tax law as a distribution from an employer plan under 401(a), a TDA or a governmental 457(b) plan, excluding any distribution that is part of a series of substantially equal payments (at least annually) made over the life expectancy of the employee or the joint life expectancies of the employee and his designated Beneficiary, any distribution made for a specified period of 10 years or more, any distribution that is a required minimum distribution and any hardship distribution. Regulations also specify certain other items which are not considered eligible rollover distributions. We will not withhold for payments made from trustee owned Annuities or for payments under a 457 plan. For all other distributions, unless you elect otherwise, we will withhold federal income tax from the taxable portion of such distribution at an appropriate percentage. The rate of withholding on annuity payments where no mandatory withholding is required is determined on the basis of the withholding certificate that you file with us. If you do not file a certificate, we will automatically withhold federal taxes on the following basis:

▪	For any annuity payments not subject to mandatory withholding, you will have taxes withheld by us as if you are a married individual, with 3 exemptions

▪	If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default; and

▪	For all other distributions, we will withhold at a 10% rate.
We will provide you with forms and instructions concerning the right to elect that no amount be withheld from payments in the ordinary course. However, you should know that, in any event, you are liable for payment of federal income taxes on the taxable portion of the distributions, and you should consult with your tax adviser to find out more information on your potential liability if you fail to pay such taxes. If you are a U.S. person (which includes a resident alien), and you request a payment be made to a non-U.S. address, we are required to withhold income tax. There may be additional state income tax withholding requirements.
ERISA Requirements
ERISA (the “Employee Retirement Income Security Act of 1974”) and the Code prevent a fiduciary and other “parties in interest” with respect to a plan (and, for these purposes, an IRA would also constitute a “plan”) from receiving any benefit from any party dealing with the plan, as a result of the sale of the Annuity. Administrative exemptions under ERISA generally permit the sale of insurance/annuity products to plans, provided that certain information is disclosed to the person purchasing the Annuity. This information has to do primarily with the fees, charges, discounts and other costs related to the Annuity, as well as any commissions paid to any agent selling the Annuity. Information about any applicable fees, charges, discounts, penalties or adjustments may be found in the applicable sections of this prospectus. Information about sales representatives and commissions may be found in the sections of this prospectus addressing distribution of the Annuities.
Other relevant information required by the exemptions is contained in the contract and accompanying documentation.
Please consult with your tax adviser if you have any questions about ERISA and these disclosure requirements.
Spousal Consent Rules for Retirement Plans – Qualified Annuities
If you are married at the time your payments commence, you may be required by federal law to choose an income option that provides survivor annuity income to your spouse, unless your spouse waives that right. Similarly, if you are married at the time of your death, federal law may require all or a portion of the Death Benefit to be paid to your spouse, even if you designated someone else as your Beneficiary. A brief explanation of the applicable rules follows. For more information, consult the terms of your retirement arrangement.

Defined Benefit Plans and Money Purchase Pension Plans. If you are married at the time your payments commence, federal law requires that benefits be paid to you in the form of a “qualified joint and survivor annuity” (QJSA), unless you and your spouse waive that right, in writing. Generally, this means that you will receive a reduced payment during your life and, upon your death, your spouse will receive at least one-half of what you were receiving for life. You may elect to receive another income option if your spouse consents to the election and waives his or her right to receive the QJSA. If your spouse consents to the alternative form of payment, your spouse may not receive any benefits from the plan upon your death. Federal law also requires that the plan pay a Death Benefit to your spouse if you are married and die before you begin receiving your benefit. This benefit must be available in the form of an Annuity for your spouse’s lifetime and is called a “qualified pre-retirement survivor annuity” (QPSA). If the plan pays Death Benefits to other Beneficiaries, you may elect to have a Beneficiary other than your spouse receive the Death Benefit, but only if your spouse consents to the election and waives his or her right to receive the QPSA. If your spouse consents to the alternate Beneficiary, your spouse will receive no benefits from the plan upon your death. Any QPSA waiver prior to your attaining age 35 will become null and void on the first day of the calendar year in which you attain age 35, if still employed.
Defined Contribution Plans (including 401(k) Plans and ERISA 403(b) Annuities). Spousal consent to a distribution is generally not required. Upon your death, your spouse will receive the entire Death Benefit, even if you designated someone else as your Beneficiary, unless your spouse consents in writing to waive this right. Also, if you are married and elect an Annuity as a periodic income option, federal law requires that you receive a QJSA (as described above), unless you and your spouse consent to waive this right.
IRAs, non-ERISA 403(b) Annuities, and 457 Plans. Spousal consent to a distribution usually is not required. Upon your death, any Death Benefit will be paid to your designated Beneficiary.
ADDITIONAL CONSIDERATIONS
Reporting and Withholding for Escheated Amounts
In 2018, the Internal Revenue Service issued Revenue Ruling 2018-17, which provides that an amount transferred from an IRA to a state’s unclaimed property fund is subject to federal withholding at the time of transfer. The amount transferred is also subject to federal reporting. Consistent with this Ruling, beginning in 2019, we will withhold federal and state income taxes and report for the applicable Owner or Beneficiary as required by law when amounts are transferred to a state’s unclaimed property fund.
Gifts and Generation-skipping Transfers
If you transfer your Annuity to another person for less than adequate consideration, there may be gift tax consequences in addition to income tax consequences. Also, if you transfer your Annuity to a person two or more generations younger than you (such as a grandchild or grandniece) or to a person that is more than 37½ years younger than you, there may be generation-skipping transfer tax consequences.
Same Sex Marriages, Civil Unions and Domestic Partnerships
Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.
Please consult with your tax or legal adviser before electing the Spousal Benefit for a civil union partner or domestic partner.

OTHER INFORMATION
PRUCO LIFE AND THE SEPARATE ACCOUNT
Pruco Life. Pruco Life Insurance Company (Pruco Life) is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America (Prudential), a New Jersey stock life insurance company that has been doing business since 1875. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. (Prudential Financial), a New Jersey insurance holding company. No company other than Pruco Life has any legal responsibility to pay amounts that Pruco Life owes under its annuity contracts. Among other things, this means that where you participate in an optional living benefit or death benefit and the value of that benefit (e.g., the Guaranteed Income Amount) exceeds your current Account Value, you would rely solely on the ability of Pruco Life to make payments under the benefit out of its own assets. As Pruco Life's ultimate parent, Prudential Financial, however, exercises significant influence over the operations and capital structure of Pruco Life.
Pruco Life incorporates by reference into the prospectus its latest annual report on Form 10-K filed pursuant to Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934 (Exchange Act) since the end of the fiscal year covered by its latest annual report. In addition, all documents subsequently filed by Pruco Life pursuant to Sections 13(a), 13(c), 14 or 15(d) of the Exchange Act also are incorporated into the prospectus by reference. Pruco Life will provide to each person, including any beneficial Owner, to whom a prospectus is delivered, a copy of any or all of the information that has been incorporated by reference into the prospectus but not delivered with the prospectus. Such information will be provided upon written or oral request at no cost to the requester by writing to Pruco Life Insurance Company, One Corporate Drive, Shelton, CT 06484 or by calling 800-752-6342. Pruco Life files periodic reports as required under the Exchange Act. The SEC maintains an Internet site that contains reports, proxy, and information statements, and other information regarding issuers that file electronically with the SEC (see www.sec.gov). Our internet address is www.prudentialannuities.com.
Pursuant to the delivery obligations under Section 5 of the Securities Act of 1933 and Rule 159 thereunder, Pruco Life delivers this prospectus to current contract owners that reside outside of the United States. In addition, we may not market or offer benefits, features or enhancements to prospective or current contract owners while outside of the United States.
Service Providers
Pruco Life conducts the bulk of its operations through staff employed by it or by affiliated companies within the Prudential Financial family. Certain discrete functions have been delegated to non-affiliates that could be deemed “service providers” under the Investment Company Act of 1940. The entities engaged by Pruco Life may change over time. As of December 31, 2018, non-affiliated entities that could be deemed service providers to Pruco Life and/or an affiliated insurer within the Pruco Life business unit consisted of those set forth in the table below.

Name of Service Provider	Services Provided	Address
Broadridge Investor Communication	Proxy services and regulatory mailings	51 Mercedes Way, Edgewood, NY 11717
EDM Americas	Records management and administration of annuity contracts	301 Fayetteville Street, Suite 1500, Raleigh, NC 27601
EXL Service Holdings, Inc	Administration of annuity contracts	350 Park Avenue, 10th Floor, New York, NY 10022
National Financial Services (NFS)	Clearing firm for Broker Dealers	82 Devonshire Street Boston, MA 02109
Open Text, Inc	Fax Services	100 Tri-State International Parkway Licolnshire, IL 60069
PERSHING LLC	Clearing firm for Broker Dealers	One Pershing Plaza, Jersey City, NJ 07399
The Depository Trust Clearinghouse Corporation (DTCC)	Clearing and settlement services for Distributors and Carriers.	55 Water Street, 26th Floor, New York, NY 10041
Thomson Reuters	Tax reporting services	3 Times Square New York, NY 10036
Universal Wilde	Composition, printing, and mailing of contracts and benefit documents	26 Dartmouth Street, Westwood, MA 02090
Venio LLC d/b/a Keane	Claim related services	4031 University Drive, Suite 100, Fairfax, VA 22030
The Separate Account. We have established a Separate Account, the Pruco Life Flexible Premium Variable Annuity Account (Separate Account), to hold the assets that are associated with the Annuities. The Separate Account was established under Arizona law on June 16, 1995, and is registered with the SEC under the Investment Company Act of 1940 as a unit investment trust, which is a type of investment company. The assets of the Separate Account are held in the name of Pruco Life and legally belong to us. Pruco Life segregates the Separate Account assets from all of its other assets. Thus, Separate Account assets that are held in support of the contracts are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, for assets allocated to the Separate Account are, in accordance with the Annuities, credited to or charged against the Separate Account without regard to other income, gains, or losses of Pruco Life. The obligations under the Annuity are those of Pruco Life, which is the issuer of the Annuity and the depositor of the Separate Account. More detailed information about Pruco Life, including its audited consolidated financial statements, is provided in the Statement of Additional Information.
In addition to rights that we specifically reserve elsewhere in this prospectus, we reserve the right to perform any or all of the following:

▪	offer new Sub-accounts, eliminate Sub-Accounts, substitute Sub-accounts or combine Sub-accounts;

▪	close Sub-accounts to additional Purchase Payments on existing Annuities or close Sub-accounts for Annuities purchased on or after specified dates;

▪	combine the Separate Account with other separate accounts;

▪	deregister the Separate Account under the Investment Company Act of 1940;

▪	manage the Separate Account as a management investment company under the Investment Company Act of 1940 or in any other form permitted by law;

▪
make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s interpretation thereof;

▪	establish a provision in the Annuity for federal income taxes if we determine, in our sole discretion, that we will incur a tax as the result of the operation of the Separate Account;

▪	make any changes required by federal or state laws with respect to annuity contracts; and

▪	to the extent dictated by any underlying Portfolio, impose a redemption fee or restrict transfers within any Sub-account.
We will first notify you and receive any necessary SEC and/or state approval before making such a change. If an underlying mutual fund is liquidated, we will ask you to reallocate any amount in the liquidated fund. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with guidance provided by the SEC or its staff (or after obtaining an order from the SEC, if required). We reserve the right to substitute underlying Portfolios, as allowed by applicable law. If we make a fund substitution or change, we may change the Annuity contract to reflect the substitution or change. We do not control the underlying mutual funds, so we cannot guarantee that any of those funds will always be available.
If you are enrolled in a Dollar Cost Averaging, Automatic Rebalancing, or comparable programs while an underlying fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your Account Value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions, and an available money market fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a money market fund for any continued and future investments.
With the DCA MVA Options, we use a separate account of Pruco Life different from the Pruco Life Flexible Premium Variable Annuity Account discussed above. The separate account for the DCA MVA Options is not registered under the Investment Company Act of 1940. Moreover, you do not participate in the appreciation or depreciation of the assets held by that separate account.
The General Account. Our general obligations and any guaranteed benefits under the Annuity are supported by our general account and are subject to our claims paying ability. Assets in the general account are not segregated for the exclusive benefit of any particular contract or obligation. General account assets are also available to our general creditors and for conducting routine business activities, such as the payment of salaries, rent and other ordinary business expenses. The general account is subject to regulation and supervision by the Arizona Department of Insurance and to the insurance laws and regulations of all jurisdictions where we are authorized to do business.
Fees and Payments Received by Pruco Life
As detailed below, Pruco Life and our affiliates receive substantial payments from the underlying Portfolios and/or related entities, such as the Portfolios’ advisers and subadvisers. Because these fees and payments are made to Pruco Life and our affiliates, allocations you make to the underlying Portfolios benefit us financially. In selecting Portfolios available under the Annuity, we consider the payments that will be made to us. For more information on factors we consider when selecting the Portfolios under the Annuity, see “Variable Investment Options” under “Investment Options” earlier in this prospectus.
We also receive administrative services payments from the Portfolios or the advisers of the underlying Portfolios or their affiliates, which are referred to as “revenue sharing” payments. The maximum revenue sharing payments we receive with respect to a Portfolio are generally equal to an annual rate of 0.30% of the average assets allocated to the Portfolio under the Annuity. We expect to make a profit on these fees and payments and consider them when selecting the Portfolios available under the Annuity.
In addition, an adviser or subadviser of a Portfolio or a distributor of the Annuity (not the Portfolios) may also compensate us by providing reimbursement, defraying the costs of, or paying directly for, among other things, marketing and/or administrative services and/or other services they provide in connection with the Annuity. These services may include, but are not limited to: sponsoring or co-sponsoring various promotional, educational or marketing meetings and seminars attended by distributors, wholesalers, and/or broker dealer firms’ registered representatives, and creating marketing material discussing the Annuity, available options, and underlying Portfolios. The amounts paid depend on the nature of the meetings, the number of meetings attended by the adviser, subadviser, or distributor, the number of participants and attendees at the meetings, the costs expected to be incurred, and the level of the adviser’s, subadviser’s or distributor’s participation. These payments or reimbursements may not be offered by all advisers, subadvisers, or distributors and the amounts of such payments may vary between and among each adviser, subadviser, and distributor depending on their respective participation. We may also consider these payments and reimbursements when selecting the Portfolios available under the Annuity. For the annual period ended December 31, 2018, with regard to the total annual amounts that were paid (or as to which a payment amount was accrued) under the kinds of arrangements described in this paragraph, the amounts for any particular adviser, subadviser or distributor ranged from $25,000 to $711,431.63. These amounts relate to all individual variable annuity contracts issued by Pruco Life or its affiliates, not only the Annuity covered by this prospectus.
In addition to the payments that we receive from underlying Portfolios and/or their affiliates, those same Portfolios and/or their affiliates may make payments to us and/or other insurers within the Prudential Financial group related to the offering of investment options within variable annuities or life insurance offered by different Prudential business units.

Cyber Security Risks. We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.
LEGAL STRUCTURE OF THE UNDERLYING PORTFOLIOS
Each underlying Portfolio is registered as an open-end management investment company under the Investment Company Act of 1940. Shares of the underlying Portfolios are sold to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be sold directly to qualified pension and retirement plans.
Voting Rights
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
Material Conflicts
In the future, it may become disadvantageous for Separate Accounts of variable life insurance and variable annuity contracts to invest in the same underlying Portfolios. Neither the companies that invest in the Portfolios nor the Portfolios currently foresee any such disadvantage. The Board of Directors for each Portfolio intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity Contract Owners and to determine what action, if any, should be taken. Material conflicts could result from such things as:

(1)	changes in state insurance law;

(2)	changes in federal income tax law;

(3)	changes in the investment management of any Variable Investment Option; or

(4)	differences between voting instructions given by variable life insurance and variable annuity Contract Owners.
Confirmations, Statements, and Reports
We send any statements and reports required by applicable law or regulation to you at your last known address of record. You should therefore give us prompt notice of any address change. We reserve the right, to the extent permitted by law and subject to your prior consent, to provide any prospectus, prospectus supplements, confirmations, statements and reports required by applicable law or regulation to you through our Internet Website at www.prudentialannuities.com or any other electronic means. We generally send a confirmation statement to you each time a financial transaction is made affecting Account Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. We also send quarterly statements detailing the activity affecting your Annuity during the calendar quarter, if there have been transactions during the quarter. We may confirm regularly scheduled transactions, including, but not limited to the Annual Maintenance Fee, systematic withdrawals (including 72(t)/72(q) payments and Required Minimum Distributions), electronic funds transfer, Dollar Cost Averaging, and Automatic Rebalancing in quarterly statements instead of confirming them immediately. You should review the information in these statements carefully. You may request additional reports or copies of reports previously sent. We reserve the right to charge $50 for each such additional or previously sent report, but may waive that charge in the future. We will also send an annual report and a semi-annual report containing applicable financial statements for the Portfolios to Owners or, with your prior consent, make such documents available electronically through our Internet Website or other electronic means. Beginning on January 1, 2021, paper copies of the annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on our website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

DISTRIBUTION OF ANNUITIES OFFERED BY PRUCO LIFE
Prudential Annuities Distributors, Inc. (PAD), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity offered through this prospectus. PAD acts as the distributor of other annuity and life insurance products issued by Pruco Life and certain of its affiliates, and the AST and PSF Portfolios. PAD’s principal business address is One Corporate Drive, Shelton, Connecticut 06484.
PAD is registered as a broker/dealer under the Securities Exchange Act of 1934 (Exchange Act), and is a member of the Financial Industry Regulatory Authority (FINRA). Each Annuity is offered on a continuous basis. PAD enters into distribution agreements with both affiliated and unaffiliated broker/dealers who are registered under the Exchange Act (collectively, “Firms”). PAD's affiliated broker-dealer, Pruco Securities, LLC is an indirect wholly-owned subsidiary of Prudential Financial that sells variable annuity and variable life insurance (among other products) through its registered representatives. Applications for each Annuity are solicited by registered representatives of the Firms. PAD utilizes a network of its own registered representatives to wholesale the Annuity to Firms. Because the Annuity offered through this prospectus is an insurance product as well as a security, all registered representatives who sell the Annuities are also appointed as insurance agents of Pruco Life.
No commissions are paid to Firms on sales of the Annuity. However, Firms or their representatives may charge you an investment advisory or similar fee under an agreement you have with the Firm in connection with investment advice they provide that includes advice about this Annuity. Neither Pruco Life nor PAD are a party to or have responsibility for the agreement you have for such investment advice. Firms providing such advisory services are acting solely on your behalf. Neither Pruco Life nor PAD offer advice to you regarding how your Account Value should be allocated. Neither Pruco Life nor PAD is responsible for any investment advice provided to you by a Firm or its representatives nor do either endorse or make any representations as to the Firms’ or their representatives’ qualifications.
The Firm or its representatives determine the amount of the advisory fee that will be charged, and this amount will vary from Firm to Firm. You pay the Firm or your investment advisor directly for these services and the contract does not allow your investment advisor to take the investment advisory fee from the Annuity other than through withdrawals. See “Authorization of a Third Party Investment Advisor To Manage My Account” earlier in this prospectus for information about our requirements for allowing investment advisors to request withdrawals and important information about the effects of withdrawals on the Annuity.
In connection with the sale and servicing of the Annuity, Firms may receive cash compensation and/or non-cash compensation. Cash compensation includes discounts, concessions, fees, service fees, commissions, asset based sales charges, loans, overrides, or any cash employee benefit received in connection with the sale and distribution of variable contracts. Non-cash compensation includes any form of compensation received in connection with the sale and distribution of variable contracts that is not cash compensation, including but not limited to merchandise, gifts, travel expenses, meals and lodging.
We may also provide cash compensation to the distributing Firm for providing ongoing service to you in relation to the Annuity. These payments may be made in the form of percentage payments based upon “Assets under Management” or “AUM,” (total assets), subject to certain criteria in certain Pruco Life products. These payments may also be made in the form of percentage payments based upon the total amount of money received as Purchase Payments under Pruco Life annuity products sold through the Firm.
In addition, in an effort to promote the sale of our products (which may include the placement of Pruco Life and/or the Annuity on a preferred or recommended company or product list and/or access to the Firm's registered representatives), we, or PAD, may enter into non-cash compensation arrangements with certain Firms with respect to certain or all registered representatives of such Firms under which such Firms may receive fixed payments or reimbursement. These types of fixed payments are made directly to or in sponsorship of the Firm and may include, but are not limited to payment for: training of sales personnel; marketing and/or administrative services and/or other services they provide to us or our affiliates; educating customers of the firm on the Annuity's features; conducting due diligence and analysis; providing office access, operations, systems and other support; holding seminars intended to educate registered representatives and make them more knowledgeable about the Annuities; conferences (national, regional and top producer); sponsorships; speaker fees; promotional items; a dedicated marketing coordinator; priority sales desk support; expedited marketing compliance approval and preferred programs to PAD; and reimbursements to Firms for marketing activities or other services provided by third-party vendors to the Firms and/or their registered representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we or PAD may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“Entities”) may also receive incidental non-cash compensation, such as occasional meals and nominal gifts. The amount of this non-cash compensation varies widely because some may encompass only a single event, such as a conference, and others have a much broader scope.
Cash and/or non-cash compensation may not be offered to all Firms and Entities and the terms of such compensation may differ between Firms and Entities. In addition, we or our affiliates may provide such compensation, payments and/or incentives to Firms or Entities arising out of the marketing, sale and/or servicing of variable annuities or life insurance offered by different Prudential business units.
The lists below include the names of the Firms and Entities that we are aware (as of December 31, 2018) received compensation with respect to our annuity business generally during 2018 (or as to which a payment amount was accrued during 2018). The Firms and Entities listed include those receiving non-cash and/or cash compensation (as indicated below) in connection with marketing of products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. The Annuity may also be distributed by other selling Firms that previously were appointed only with our affiliate Prudential Annuities Life Assurance Corporation (“PALAC”). Such other selling Firms may have received compensation similar to the types discussed above with respect to their sale of PALAC annuities. In addition, such other selling Firms may, on a going forward basis, receive substantial compensation that is not reflected in this 2018 retrospective depiction. During 2018, non-cash compensation received by Firms and Entities ranged from $32.10 to $725,502.92. During 2018, cash compensation received by Firms ranged from $1.20 to $18,586,082.28. The Annuity was not available for sale in 2018. Accordingly, the Firms and Entities listed below did not receive compensation associated with the Annuity in 2018.
All of the Firms and Entities listed below received non-cash compensation during 2018. In addition, Firms in bold also received cash compensation during 2018.

1st Global Capital Corp.	Financial Security Management, Inc.	Park Avenue Securities, LLC
Advisor Group	First Citizens Bank	Parkland Securities
Aegon Transamerica	First Financial Services	People's Securities
Afore Met Life	First Heartland Capital, Inc.	PEPCO Holdings
AFS Brokerage, Inc.	First Protective Insurance Group	PIMCO
AFS Financial Group, LLC	First Tennessee Brokerage, Inc	PlanMember Securities Corp.
AIG Advisor Group	Foresters Equity Services Inc.	PNC Bank
Allegheny Investments LTD.	Fortune Financial Services, Inc.	PNC Investments, LLC
Allegis Insurance Agency, Inc.	Founders Financial Securities, LLC	Presidential Brokerage
Allen & Company of Florida, Inc.	Franklin Square Capital Partners	Principal Financial Group
Alliance Bernstein L.P.	Franklin Templeton	ProEquities
Allianz	FSC Securities Corp.	Prospera Financial Services, Inc.
Allstate Financial Srvcs, LLC	Garden State Securities, Inc.	Prudential Annuities
ALPS Distributors, Inc.	GCG Financial	Purshe Kaplan Sterling Investments
AMERICAN PORTFOLIO FIN SVCS INC	Geneos Wealth Management, Inc.	Questar Capital Corporation
Ameritas Investment Corp.	Goldman Sachs & Co.	Raymond James Financial Svcs
Anchor Bay Securities, LLC	GWN Securities, Inc.	RBC CAPITAL MARKETS CORPORATION
Annuity Partners	H. Beck, Inc.	RCM&D Inc.
AON	H.D. Vest Investment	Resource Horizon Group, LLC
AQR Capital Management	Hantz Financial Services,Inc.	Retirement Benefits Group, LLC
Arete Wealth Management	Harbour Investment, Inc.	RNR Securities, L.L.C.
Arlington Securities, Inc.	Hornor, Townsend & Kent, Inc.	Robert W. Baird & Co., Inc.
Astoria Federal Savings	HSBC	Royal Alliance Associates
AXA Advisors, LLC	Independent Financial Grp, LLC	SA Stone Wealth Management
Ballew Investments	Individual Client	SAGEPOINT FINANCIAL, INC.
Bank of Oklahoma	Infinex Financial Group	Sammons Securities Co., LLC
Bank of the West	Insured Retirement Institute	Santander
BB&T Investment Services, Inc.	Intervest International	Saxony Securities, Inc.
BBVA Compass Investment Solutions, Inc.	Invest Financial Corporation	Schroders Investment Management
BCG Securities, Inc.	Investacorp	Scott & Stringfellow
Berthel Fisher & Company	Investment Professionals	Securian Financial Svcs, Inc.
BlackRock Financial Management Inc.	J.J.B. Hilliard Lyons, Inc.	Securities America, Inc.
BOSC, Inc.	J.P. Morgan	Securities Service Network
Broker Dealer Financial Services	J.W. Cole Financial, Inc.	Sigma Financial Corporation
Brokers International	Janney Montgomery Scott, LLC.	Signator Investors, Inc.
Cadaret, Grant & Co., Inc.	Jennison Associates, LLC	SII Investments, Inc.
Calton & Associates, Inc	Jennison Dryden Mutual Funds	Sorrento Pacific Financial LLC
Cambridge Advisory Group	John Hancock	Specialized Schedulers
Cambridge Investment Research, Inc.	Kestra Financial, Inc.	Sterling Monroe Securities, LLC
CAPE SECURITIES, INC.	KEY INVESTMENT SERVICES LLC	Stifel Nicolaus & Co.
Capital Analysts	KMS Financial Services, Inc.	Strategic Advisors, Inc.
Capital Financial Services	Kovack Securities, Inc.	STRATEGIC FIN ALLIANCE INC
Capital Investment Group, Inc.	LANC	Summit Brokerage Services, Inc
Capitol Securities Management, Inc.	LaSalle St. Securities, LLC	Sunbelt Business Advisors
Castle Rock Investment Company	LAX-Prudential	Sunbelt Securities, Inc.
Centaurus Financial, Inc.	Legg Mason	Sunset Financial Services, Inc
Cetera Advisor Network LLC	Lewis Financial Group, L.C.	SunTrust Investment Services, Inc.
Cetera Financial Group LLC	Lincoln Financial Advisors	SWBC Investment Services
Cetera Investment Services	Lincoln Financial Securities Corporation	T. Rowe Price Group, Inc.
CFD Investments, Inc.	Lincoln Investment Planning	TFS Securities, Inc.

CHAR	Lion Street	The Investment Center
Citigroup Global Markets Inc.	LPL Financial Corporation	The O.N. Equity Sales Co.
Citizens Bank and Trust Company	M and T Bank Corporation	The Prudential Insurance Company of America
Citizens Securities, Inc.	M Holdings Securities, Inc	The Strategic Financial Alliance Inc.
Client One Securities LLC	Mass Mutual Financial Group	Touchstone Investments
CMDA	Merrill Lynch, P,F,S	TransAmerica Financial Advisors, Inc.
COMERICA SECURITIES, INC.	MFS	Triad Advisors, Inc.
Commonwealth Financial Network	MML Investors Services, Inc.	Trustmont Financial Group, Inc.
Comprehensive Asset Management	Money Concepts Capital Corp.	UBS Financial Services, Inc.
Coordinated Capital Securities Inc	Morgan Stanley Smith Barney	Umpqua Investments
COPA	Mountain Development	United Planners Fin. Serv.
Country Financial	Mutual of Omaha Bank	US Bank
Craig Schubert	National Planning Corporation	USA Financial Securities Corp.
Creative Capital	National Securities Corp.	VALIC Financial Advisors, Inc
Crescent Securities Group	Neuberger Berman	VOYA Financial Advisors
Crown Capital Securities, L.P.	Newbridge Securities Corp.	WADDELL & REED INC.
CUNA Brokerage Svcs, Inc.	Next Financial Group, Inc.	WAYNE HUMMER INVESTMENTS LLC
CUSO Financial Services, L.P.	NFP (National Financial Partners Corporation)	Wellington Asset Mgt.
David Lerner and Associates	NOCA	Wells Fargo Advisors LLC
Eaton Vance	North Ridge Securities Corp.	WELLS FARGO ADVISORS LLC - WEALTH
Edward Jones & Co.	Omnivest, Inc.	Wells Fargo Investments LLC
Equity Services, Inc.	OneAmerica Securities, Inc.	WFG Investments, Inc.
Fidelity Investments	OPPENHEIMER & CO, INC.	Wintrust Financial Corporation
Fifth Third Securities, Inc.	Pacific Life Insurance Company	Woodbury Financial Services
Financial Planning Consultants	Packerland Brokerage Svcs, Inc	World Equity Group, Inc.
The Firms listed below received cash compensation during 2018 but did not receive any non-cash compensation.

ASSOCIATED SECURITIES CORP
BFT Financial Group, LLC
BB&T Investment Services, Inc.
M Holdings Securities, Inc
Mutual Service Corporation
WATERSTONE FINANCIAL GROUP INC
Wells Fargo Investments LLC
While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you or to the Separate Account. Cash and non-cash compensation varies by annuity product, and such differing compensation could be a factor in which annuity a financial professional recommends to you. Your registered representative can provide you with more information about the compensation arrangements that apply upon request.
FINANCIAL STATEMENTS
The financial statements of the Separate Account and Pruco Life are included in the Statement of Additional Information. The financial statements of the Separate Account include information about all contracts offered through the Separate Account. The financial statements of Pruco Life should be considered only as bearing on the Company’s ability to meet its contractual obligations under the contract and do not bear on the future investment experience of the assets held in the Separate Account.
INDEMNIFICATION
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to directors, officers or persons controlling the registrant pursuant to the foregoing provisions, the registrant has been informed that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable.
LEGAL PROCEEDINGS
Litigation and Regulatory Matters
Pruco Life is subject to legal and regulatory actions in the ordinary course of our business. Pending legal and regulatory actions include proceedings specific to Pruco Life and proceedings generally applicable to business practices in the industry in which we operate. Pruco Life is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. Pruco Life is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, Pruco Life, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus.
Pruco Life’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. In some of Pruco Life’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. It is possible that Pruco Life’s results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of Pruco Life’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on Pruco Life’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on: the Separate Account; the ability of PAD to perform its contract with the Separate Account; or Pruco Life's ability to meet its obligations under the Contracts.
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The following are the contents of the Statement of Additional Information:

▪	Company

▪	Experts

▪	Principal Underwriter

▪	Payments Made to Promote Sale of Our Products

▪	Cyber Security Risks

▪	Determination of Accumulation Unit Values

▪	Financial Statements
HOW TO CONTACT US
Please communicate with us using the telephone number and addresses below for the purposes described. Failure to send mail to the proper address may result in a delay in our receiving and processing your request.
Prudential’s Customer Service Team
Call our Customer Service Team at 1-888-PRU-2888 during normal business hours.
Internet
Access information about your Annuity through our website: www.prudentialannuities.com
Correspondence Sent by Regular Mail
Prudential Annuity Service Center
P.O. Box 7960
Philadelphia, PA 19176
Correspondence Sent by Overnight*, Certified or Registered Mail
Prudential Annuity Service Center
2101 Welsh Road
Dresher, PA 19025
*Please note that overnight correspondence sent through the United States Postal Service may be delivered to the P.O. Box listed above, which could delay receipt of your correspondence at our Service Center. Overnight mail sent through other methods (e.g., Federal Express, United Parcel Service) will be delivered to the address listed below.
Correspondence sent by regular mail to our Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Service Center. Your correspondence is not considered received by us until it is received at our Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.
You can obtain account information by calling our automated response system and at www.prudentialannuities.com, our Internet Website. Our Customer Service representatives are also available during business hours to provide you with information about your account. You can request certain transactions through our telephone voice response system, our Internet Website or through a customer service representative. You can provide authorization for a third party, including your attorney-in-fact acting pursuant to a power of attorney, to access your account information and perform certain transactions on your account. You will need to complete a form provided by us which identifies those transactions that you wish to authorize via telephonic and electronic means and whether you wish to authorize a third party to perform any such transactions. Please note that unless you tell us otherwise, we deem that all transactions that are directed by your financial professional with respect to your Annuity have been authorized by you. We require that you or your representative provide proper identification before performing transactions over the telephone or through our Internet Website. This may include a Personal Identification Number (PIN) that will be provided to you upon issue of your Annuity or you may establish or change your PIN by calling our automated response system and at www.prudentialannuities.com, our Internet Website. Any third party that you authorize to perform financial transactions on your account will be assigned a PIN for your account.
Transactions requested via telephone are recorded. To the extent permitted by law, we will not be responsible for any claims, loss, liability or expense in connection with a transaction requested by telephone or other electronic means if we acted on such transaction instructions after following reasonable procedures to identify those persons authorized to perform transactions on your Annuity using verification methods which may include a request for your Social Security number, PIN or other form of electronic identification. We may be liable for losses due to unauthorized or fraudulent instructions if we did not follow such procedures.
Pruco Life does not guarantee access to telephonic, facsimile, Internet or any other electronic information or that we will be able to accept transaction instructions via such means at all times. Nor, due to circumstances beyond our control, can we provide any assurances as to the delivery of transaction instructions submitted to us by regular and/or express mail. Regular and/or express mail (if operational) will be the only means by which we will accept transaction instructions when telephonic, facsimile, Internet or any other electronic means are unavailable or delayed. Pruco Life reserves the right to limit, restrict or terminate telephonic, facsimile, Internet or any other electronic transaction privileges at any time.

APPENDIX A – SPECIAL CONTRACT PROVISIONS FOR ANNUITIES ISSUED IN CERTAIN STATES
Certain features of your Annuity may be different than the features described earlier in this prospectus, if your Annuity is issued in certain states described below. Further variations may arise in connection with additional state reviews.

Jurisdiction	Special Provisions
Connecticut	The Liquidity Factor used in the DCA MVA formula equals zero (o).
Florida	Annuitization available after one year
Illinois	6 and 12 Month DCA Options are not available.
Iowa	6 and 12 Month DCA Options are not available.
Montana	The annuity rates we use to calculate annuity payments are available only on a gender-neutral basis under any Annuity Option or any lifetime withdrawal option benefit.
Ohio	The Liquidity Factor used in the DCA MVA formula equals zero (o).
Oregon	6 and 12 Month DCA Options are not available.

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APPENDIX B-DCA MVA FORMULA

MVA Formula For 6 or 12 Month DCA MVA Options
The MVA formula is applied separately to each DCA MVA Option to determine the Account Value of the DCA MVA Option on a particular date.
The Market Value Adjustment Factor applicable to the MVA Options we make available under the 6 or 12 Month Dollar Cost Averaging Program is as follows:
The MVA factor is equal to:
[(1+I)/(1+J+K)]^(N/12)
where:

I =
the Index Rate established at inception of a DCA MVA Option. This Index Rate will be based on a Constant Maturity Treasury (CMT) rate for a maturity (in months) equal to the initial duration of the DCA MVA Option. This CMT rate will be determined based on the weekly average of the CMT Index of appropriate maturity as of two weeks prior to initiation of the DCA MVA Option. The CMT Index will be based on “Treasury constant maturities nominal 12” rates as published in Federal Reserve Statistical Release H.15. If a CMT index for the number of months needed is not available, the applicable CMT index will be determined based on a linear interpolation of the published CMT indices;

J =
the Index Rate determined at the time the MVA calculation is needed, based on a CMT rate for the amount of time remaining in the DCA MVA Option. The amount of time will be based on the number of complete months remaining in the DCA MVA Option, rounded up to the nearest whole month. This CMT rate will be determined based on the weekly average of the CMT Index of appropriate maturity as of two weeks prior to the date for which the MVA calculation is needed. The CMT Index will be based on “Treasury constant maturities nominal 12” rates as published in Federal Reserve Statistical Release H.15. If a CMT index for the number of months needed is not available, the applicable CMT index will be determined based on a linear interpolation of the published CMT indices;

K =	the Liquidity Factor, currently equal to 0.0025; and

N =	the number of complete months remaining in the DCA MVA Option, rounded up to the nearest whole month.
If the “Treasury constant maturities nominal 12” rates available through Federal Reserve Statistical Release H. 15 should become unavailable at any time, or if the rate for a 1-month maturity should become unavailable through this source, we will substitute rates which, in our opinion, are comparable.
We reserve the right to waive the Liquidity Factor.

B-1

PLEASE SEND ME A STATEMENT OF ADDITIONAL INFORMATION THAT CONTAINS FURTHER DETAILS ABOUT THE PRUDENTIAL MyRockSM ADVISOR VARIABLE ANNUITY SERIES DESCRIBED IN PROSPECTUS (AUGUST 19, 2019, AS AMENDED DECEMBER 31, 2019)

(print your name)

(address)

(city/state/zip code)
Please see the section of this prospectus
titled “How To Contact Us” for
where to send your request for
a Statement of Additional Information

PMYROCKADVPROS

PART B
STATEMENT OF ADDITIONAL INFORMATION
August 19, 2019, as amended December 31, 2019
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS

The Prudential MyRockSM Advisor Variable Annuity contract (the "Annuity") is an individual variable annuity contracts issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $10,000 or more. Subject to certain restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prudential MyRockSM Advisor Variable Annuity Prospectus dated August 19, 2019, as amended December 31, 2019. To obtain a copy of the Prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.

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COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiary as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2018 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers the Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuity through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $739,108,837.11, $633,385,857.43 and $708,725,705.69 in 2018, 2017, and 2016, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life will pay cash compensation, other than commissions, to broker/dealers that sell the Annuity according to one or more schedules, and also may pay non-cash compensation.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer. Commissions are not paid for the sale of this Annuity.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2018) received payment with respect to annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2018, non-cash compensation received by Firms and Entities ranged from $32.10 to $725,502.92. During 2018, cash compensation received by Firms ranged from $1.20 to $18,586,082.28.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our

2

offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c) is the Insurance Charge and any applicable charge assessed against a Sub-account for any optional benefit then in effect for the Annuity corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period, and for any Sub-account to which the Fund Access Charge applies, the Fund Access Charge.

3

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one. Because this Annuity is new, we include no historical unit values here.

4

HISTORICAL INCOME GROWTH RATES AND INCOME RATE PERCENTAGES

The rates below apply to Purchase Payments made to Annuities with the Defined Income Benefit, and new elections of the Defined Income Benefit made between August 19, 2019 and January 14, 2020.*
The Income Growth Rate and Income Percentages may be different than those listed below for Purchase Payments and new elections of the Defined Income Benefit made on or after January 15, 2020. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current Income Growth Rate and Income Percentages.
Income Growth Rate:
7.00% annually on a simple interest basis
Income Percentages
The applicable guaranteed Income Percentage is based on the attained age of the Designated Life (younger Spousal Designated Life for Spousal benefit) as of the date the Purchase Payment(s) or, for new elections of the Defined Income Benefit, the benefit election form, is received in Good Order, according to the tables listed below:

Age	Single Percentage	Spousal Percentage	Age	Single Percentage	Spousal Percentage
45	3.85%	3.35%	66	6.05%	5.55%
46	4.00%	3.50%	67	6.10%	5.60%
47	4.10%	3.60%	68	6.10%	5.60%
48	4.25%	3.75%	69	6.15%	5.65%
49	4.40%	3.90%	70	6.20%	5.70%
50	4.45%	3.95%	71	6.30%	5.80%
51	4.55%	4.05%	72	6.35%	5.85%
52	4.65%	4.15%	73	6.45%	5.95%
53	4.80%	4.30%	74	6.50%	6.00%
54	4.90%	4.40%	75	6.60%	6.10%
55	5.00%	4.50%	76	6.65%	6.15%
56	5.10%	4.60%	77	6.70%	6.20%
57	5.20%	4.70%	78	6.80%	6.30%
58	5.25%	4.75%	79	6.85%	6.35%
59	5.35%	4.85%	80	6.90%	6.40%
60	5.45%	4.95%	81	7.00%	6.50%
61	5.55%	5.05%	82	7.10%	6.60%
62	5.65%	5.15%	83	7.20%	6.70%
63	5.80%	5.30%	84	7.30%	6.80%
64	5.90%	5.40%	85	7.40%	6.90%
65	6.00%	5.50%

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FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466
Net Assets	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

NET ASSETS, representing:
Accumulation units	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466
	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

Units outstanding	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067

Portfolio shares held	7,726,690	9,431,058	2,960,271	324,234	426,055
Portfolio net asset value per share	$10.00	$13.12	$49.02	$28.63	$26.50
Investment in portfolio shares, at cost	$77,266,902	$105,403,087	$80,859,007	$5,692,145	$6,714,592

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$1,187,691	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,153,995	1,837,732	2,522,005	147,673	180,128
NET INVESTMENT INCOME (LOSS)	33,696	(1,837,732)	(2,522,005)	(147,673)	(180,128)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,467,226	13,380,820	618,353	1,042,019
Net change in unrealized appreciation (depreciation) on investments	—	(2,921,368)	(19,531,080)	(1,005,978)	(1,317,844)
NET GAIN (LOSS) ON INVESTMENTS	—	(454,142)	(6,150,260)	(387,625)	(275,825)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$33,696	$(2,291,874)	$(8,672,265)	$(535,298)	$(455,953)

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425
Net Assets	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

NET ASSETS, representing:
Accumulation units	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425
	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

Units outstanding	61,202,859	25,232,505	567,488	72,391,992	17,862,656

Portfolio shares held	6,445,618	24,587,227	110,399	4,512,658	1,455,387
Portfolio net asset value per share	$28.55	$4.96	$21.99	$56.64	$31.82
Investment in portfolio shares, at cost	$123,403,432	$129,133,984	$3,725,370	$172,839,578	$29,305,800

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$3,920,187	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,339,958	2,030,582	42,051	4,168,246	821,789
NET INVESTMENT INCOME (LOSS)	(3,339,958)	1,889,605	(42,051)	(4,168,246)	(821,789)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,689,572	(620,728)	(94,585)	16,909,451	3,804,330
Net change in unrealized appreciation (depreciation) on investments	(32,732,672)	(4,684,569)	(447,588)	(29,046,554)	(7,292,896)
NET GAIN (LOSS) ON INVESTMENTS	(20,043,100)	(5,305,297)	(542,173)	(12,137,103)	(3,488,566)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(23,383,058)	$(3,415,692)	$(584,224)	$(16,305,349)	$(4,310,355)

The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193
Net Assets	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

NET ASSETS, representing:
Accumulation units	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193
	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

Units outstanding	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039

Portfolio shares held	4,157,175	1,500,334	1,182,092	2,153,815	1,843,607
Portfolio net asset value per share	$61.21	$35.15	$13.04	$23.36	$30.94
Investment in portfolio shares, at cost	$98,937,298	$31,197,164	$16,244,830	$48,476,140	$50,929,081

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$239,227	$1,199,194	$595,168

EXPENSES
Charges for mortality and expense risk, and
for administration	4,375,839	845,410	261,234	853,068	946,986
NET INVESTMENT INCOME (LOSS)	(4,375,839)	(845,410)	(22,007)	346,126	(351,818)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,684,987	5,062,548	4,262,648
Net realized gain (loss) on shares redeemed	29,135,768	5,509,481	528,786	2,311,667	2,168,028
Net change in unrealized appreciation (depreciation) on investments	(27,688,101)	(10,822,105)	(5,056,422)	(13,811,686)	(12,850,006)
NET GAIN (LOSS) ON INVESTMENTS	1,447,667	(5,312,624)	(2,842,649)	(6,437,471)	(6,419,330)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,928,172)	$(6,158,034)	$(2,864,656)	$(6,091,345)	$(6,771,148)

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714
Net Assets	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

NET ASSETS, representing:
Accumulation units	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714
	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

Units outstanding	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450

Portfolio shares held	1,379,161	1,694,463	608,065	1,164,289	1,988,083
Portfolio net asset value per share	$33.70	$26.71	$24.93	$47.01	$10.01
Investment in portfolio shares, at cost	$38,873,843	$54,104,999	$13,175,726	$33,939,641	$14,490,250

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$295,205	$959,214	$123,303	$56,131	$401,570

EXPENSES
Charges for mortality and expense risk, and
for administration	766,008	779,422	249,574	882,455	344,128
NET INVESTMENT INCOME (LOSS)	(470,803)	179,792	(126,271)	(826,324)	57,442

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,617,375	—	2,036,869	4,165,209	1,580
Net realized gain (loss) on shares redeemed	2,020,687	(85,463)	705,892	4,167,543	1,590,009
Net change in unrealized appreciation (depreciation) on investments	(5,734,014)	(8,871,784)	(3,455,432)	(6,199,804)	(3,988,773)
NET GAIN (LOSS) ON INVESTMENTS	(1,095,952)	(8,957,247)	(712,671)	2,132,948	(2,397,184)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,566,755)	$(8,777,455)	$(838,942)	$1,306,624	$(2,339,742)

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638
Net Assets	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

NET ASSETS, representing:
Accumulation units	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638
	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

Units outstanding	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355

Portfolio shares held	1,309,128	1,216,593	2,828,552	160,432	3,030,350
Portfolio net asset value per share	$15.22	$29.52	$6.89	$48.91	$22.69
Investment in portfolio shares, at cost	$26,132,315	$16,229,522	$27,606,098	$6,572,846	$38,759,710

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$199,306	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	331,988	613,948	343,898	121,888	1,367,520
NET INVESTMENT INCOME (LOSS)	(331,988)	(613,948)	(144,592)	(121,888)	(1,367,520)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,423,525	—	4,008,267	979,798	—
Net realized gain (loss) on shares redeemed	(450,023)	4,412,787	(133,098)	461,145	6,261,786
Net change in unrealized appreciation (depreciation) on investments	(2,948,205)	(6,161,155)	(7,145,381)	(1,211,768)	(17,185,032)
NET GAIN (LOSS) ON INVESTMENTS	(974,703)	(1,748,368)	(3,270,212)	229,175	(10,923,246)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,306,691)	$(2,362,316)	$(3,414,804)	$107,287	$(12,290,766)

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619
Net Assets	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

NET ASSETS, representing:
Accumulation units	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619
	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

Units outstanding	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355

Portfolio shares held	262,324	6,113,387	3,608,198	17,320,226	17,376,281
Portfolio net asset value per share	$32.87	$13.63	$7.01	$28.43	$11.02
Investment in portfolio shares, at cost	$6,564,172	$45,224,714	$22,569,760	$429,866,226	$162,900,271

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$36,393	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	167,980	1,616,281	491,121	8,460,885	3,479,154
NET INVESTMENT INCOME (LOSS)	(131,587)	(1,616,281)	(491,121)	(8,460,885)	(3,479,154)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	505,317	—	—	—	—
Net realized gain (loss) on shares redeemed	541,660	8,657,292	1,011,922	25,497,281	12,526,265
Net change in unrealized appreciation (depreciation) on investments	(1,227,490)	(15,249,087)	(4,697,784)	(72,641,818)	(22,440,112)
NET GAIN (LOSS) ON INVESTMENTS	(180,513)	(6,591,795)	(3,685,862)	(47,144,537)	(9,913,847)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(312,100)	$(8,208,076)	$(4,176,983)	$(55,605,422)	$(13,393,001)

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458
Net Assets	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

NET ASSETS, representing:
Accumulation units	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458
	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

Units outstanding	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920

Portfolio shares held	68,677,179	8,764,493	18,571,008	8,272,495	3,880,598
Portfolio net asset value per share	$18.14	$13.67	$9.87	$17.68	$21.52
Investment in portfolio shares, at cost	$988,657,390	$103,515,792	$159,575,736	$117,848,517	$70,242,102

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	24,084,511	2,091,541	3,025,002	2,880,873	1,693,494
NET INVESTMENT INCOME (LOSS)	(24,084,511)	(2,091,541)	(3,025,002)	(2,880,873)	(1,693,494)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,732,797	6,883,001	10,020,628	17,671,544	7,934,543
Net change in unrealized appreciation (depreciation) on investments	(147,205,973)	(20,100,361)	(13,636,875)	(35,485,593)	(25,263,541)
NET GAIN (LOSS) ON INVESTMENTS	(74,473,176)	(13,217,360)	(3,616,247)	(17,814,049)	(17,328,998)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(98,557,687)	$(15,308,901)	$(6,641,249)	$(20,694,922)	$(19,022,492)

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843
Net Assets	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843

NET ASSETS, representing:
Accumulation units	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843
	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843

Units outstanding	5,875,034	25,756,780	21,289,126	—	15,298,440

Portfolio shares held	4,288,494	55,800,385	14,558,400	—	7,536,036
Portfolio net asset value per share	$23.75	$9.02	$25.54	$—	$48.53
Investment in portfolio shares, at cost	$93,673,562	$403,649,202	$273,952,266	$—	$231,653,699

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,078,786	9,245,001	5,601,166	6,262,628	6,861,791
NET INVESTMENT INCOME (LOSS)	(2,078,786)	(9,245,001)	(5,601,166)	(6,262,628)	(6,861,791)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,138,719	36,082,126	26,310,448	37,823,285	50,556,461
Net change in unrealized appreciation (depreciation) on investments	(31,123,565)	(57,903,641)	(87,824,159)	(48,857,108)	(57,643,208)
NET GAIN (LOSS) ON INVESTMENTS	(21,984,846)	(21,821,515)	(61,513,711)	(11,033,823)	(7,086,747)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(24,063,632)	$(31,066,516)	$(67,114,877)	$(17,296,451)	$(13,948,538)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308
Net Assets	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308

NET ASSETS, representing:
Accumulation units	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308
	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308

Units outstanding	7,727,932	14,848,798	15,417,587	9,827,602	20,118,870

Portfolio shares held	7,295,731	9,427,900	14,303,986	7,986,742	9,346,046
Portfolio net asset value per share	$24.22	$29.17	$10.82	$28.04	$19.27
Investment in portfolio shares, at cost	$132,625,226	$235,000,613	$151,516,211	$176,995,879	$188,329,051

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,589,974	5,514,233	2,338,604	3,993,881	4,002,822
NET INVESTMENT INCOME (LOSS)	(2,589,974)	(5,514,233)	(2,338,604)	(3,993,881)	(4,002,822)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,384,482	22,695,708	898,154	20,977,556	8,436,926
Net change in unrealized appreciation (depreciation) on investments	(14,706,429)	(79,213,633)	238,865	(41,401,304)	(47,784,486)
NET GAIN (LOSS) ON INVESTMENTS	1,678,053	(56,517,925)	1,137,019	(20,423,748)	(39,347,560)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(911,921)	$(62,032,158)	$(1,201,585)	$(24,417,629)	$(43,350,382)

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711
Net Assets	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711

NET ASSETS, representing:
Accumulation units	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711
	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711

Units outstanding	650,404,771	20,366,307	15,994,454	16,606,863	102,639,633

Portfolio shares held	354,997,208	19,104,724	7,239,170	14,918,424	90,675,620
Portfolio net asset value per share	$27.73	$18.56	$25.42	$11.22	$14.45
Investment in portfolio shares, at cost	$7,440,175,112	$283,301,415	$174,533,150	$162,269,727	$1,044,459,908

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	177,868,027	6,243,792	3,769,517	2,357,086	24,651,616
NET INVESTMENT INCOME (LOSS)	(177,868,027)	(6,243,792)	(3,769,517)	(2,357,086)	(24,651,616)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	418,977,384	23,671,565	8,319,332	1,066,188	69,999,257
Net change in unrealized appreciation (depreciation) on investments	(996,059,803)	(62,848,606)	(51,002,280)	2,509,060	(142,628,747)
NET GAIN (LOSS) ON INVESTMENTS	(577,082,419)	(39,177,041)	(42,682,948)	3,575,248	(72,629,490)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(754,950,446)	$(45,420,833)	$(46,452,465)	$1,218,162	$(97,281,106)

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166
Net Assets	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166

NET ASSETS, representing:
Accumulation units	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166
	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166

Units outstanding	498,528,585	186,564,308	454,582,371	292,347,218	223,079,707

Portfolio shares held	435,113,999	164,274,219	390,776,195	247,841,062	217,548,260
Portfolio net asset value per share	$17.80	$13.89	$17.15	$15.74	$13.70
Investment in portfolio shares, at cost	$5,614,157,671	$1,920,045,585	$4,818,627,319	$3,109,026,506	$2,354,519,215
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	146,486,893	50,473,778	118,638,576	71,698,542	56,306,314
NET INVESTMENT INCOME (LOSS)	(146,486,893)	(50,473,778)	(118,638,576)	(71,698,542)	(56,306,314)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	390,967,717	187,014,681	314,455,670	180,171,357	145,458,678
Net change in unrealized appreciation (depreciation) on investments	(940,486,307)	(422,340,034)	(673,315,739)	(298,531,447)	(415,296,398)
NET GAIN (LOSS) ON INVESTMENTS	(549,518,590)	(235,325,353)	(358,860,069)	(118,360,090)	(269,837,720)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(696,005,483)	$(285,799,131)	$(477,498,645)	$(190,058,632)	$(326,144,034)

The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485
Net Assets	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485

NET ASSETS, representing:
Accumulation units	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485
	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485

Units outstanding	735,148,564	369,894,103	29,237,797	23,879,398	10,534,931

Portfolio shares held	726,647,330	319,438,024	22,417,821	218,732,261	5,473,375
Portfolio net asset value per share	$15.33	$17.75	$35.99	$1.00	$40.77
Investment in portfolio shares, at cost	$9,743,697,025	$4,031,502,579	$511,733,082	$218,732,261	$179,488,586

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$2,731,179	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	217,546,690	103,960,557	13,850,848	2,976,199	4,136,131
NET INVESTMENT INCOME (LOSS)	(217,546,690)	(103,960,557)	(13,850,848)	(245,020)	(4,136,131)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	451,187,522	289,364,077	82,017,760	—	21,220,336
Net change in unrealized appreciation (depreciation) on investments	(1,451,976,804)	(657,738,219)	(50,614,615)	—	(43,597,615)
NET GAIN (LOSS) ON INVESTMENTS	(1,000,789,282)	(368,374,142)	31,403,145	—	(22,377,279)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,218,335,972)	$(472,334,699)	$17,552,297	$(245,020)	$(26,513,410)

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988
Net Assets	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988

NET ASSETS, representing:
Accumulation units	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988
	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988

Units outstanding	124,402,677	10,562,740	18,471,642	571,595,380	96,819,955

Portfolio shares held	104,138,489	6,307,786	15,117,838	938,436,077	94,691,612
Portfolio net asset value per share	$13.55	$17.88	$15.54	$7.48	$12.52
Investment in portfolio shares, at cost	$1,301,177,264	$112,257,906	$204,071,102	$6,929,339,923	$1,134,009,526

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	25,627,413	2,039,333	3,329,981	38,207,291	13,674,965
NET INVESTMENT INCOME (LOSS)	(25,627,413)	(2,039,333)	(3,329,981)	(38,207,291)	(13,674,965)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,088,454	3,997,017	9,394,240	8,726,092	12,454,871
Net change in unrealized appreciation (depreciation) on investments	(41,155,471)	(27,026,908)	(46,574,504)	58,842,706	(25,041,925)
NET GAIN (LOSS) ON INVESTMENTS	(14,067,017)	(23,029,891)	(37,180,264)	67,568,798	(12,587,054)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(39,694,430)	$(25,069,224)	$(40,510,245)	$29,361,507	$(26,262,019)

The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568
Net Assets	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568

NET ASSETS, representing:
Accumulation units	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568
	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568

Units outstanding	—	6,207,848	3,863,971	18,398,504	13,467,787

Portfolio shares held	—	6,522,330	4,833,750	19,700,423	12,673,423
Portfolio net asset value per share	$—	$10.67	$11.94	$8.69	$20.41
Investment in portfolio shares, at cost	$—	$69,079,321	$50,882,663	$167,797,771	$206,101,630

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	816,659	885,983	1,147,646	3,539,756	5,079,231
NET INVESTMENT INCOME (LOSS)	(816,659)	(885,983)	(1,147,646)	(3,539,756)	(5,079,231)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,860,248	7,908	3,505,692	6,955,024	25,831,603
Net change in unrealized appreciation (depreciation) on investments	(2,633,054)	409,651	(6,772,400)	(39,132,175)	(69,454,659)
NET GAIN (LOSS) ON INVESTMENTS	227,194	417,559	(3,266,708)	(32,177,151)	(43,623,056)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(589,465)	$(468,424)	$(4,414,354)	$(35,716,907)	$(48,702,287)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
ASSETS
Investment in the portfolios, at fair value	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129
Net Assets	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129

NET ASSETS, representing:
Accumulation units	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129
	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129

Units outstanding	262,006,212	147,089,747	146,491,433	16,200	23,269

Portfolio shares held	251,511,899	138,257,426	134,833,397	6,214	8,777
Portfolio net asset value per share	$13.52	$15.08	$13.17	$69.55	$46.16
Investment in portfolio shares, at cost	$2,772,761,075	$1,635,240,213	$1,558,108,253	$403,123	$513,438

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$7,723

EXPENSES
Charges for mortality and expense risk, and
for administration	63,319,323	39,134,450	33,887,284	5,362	8,273
NET INVESTMENT INCOME (LOSS)	(63,319,323)	(39,134,450)	(33,887,284)	(5,362)	(550)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	24,965	110,586
Net realized gain (loss) on shares redeemed	160,997,783	108,185,383	85,175,300	36,986	(31,935)
Net change in unrealized appreciation (depreciation) on investments	(483,314,575)	(291,057,097)	(239,261,307)	(53,419)	(184,499)
NET GAIN (LOSS) ON INVESTMENTS	(322,316,792)	(182,871,714)	(154,086,007)	8,532	(105,848)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(385,636,115)	$(222,006,164)	$(187,973,291)	$3,170	$(106,398)

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
ASSETS
Investment in the portfolios, at fair value	$712,958	$1,412,832	$472,779	$487,977	$332,837
Net Assets	$712,958	$1,412,832	$472,779	$487,977	$332,837

NET ASSETS, representing:
Accumulation units	$712,958	$1,412,832	$472,779	$487,977	$332,837
	$712,958	$1,412,832	$472,779	$487,977	$332,837

Units outstanding	58,275	55,775	27,062	27,609	20,252

Portfolio shares held	19,068	19,672	6,503	12,671	9,442
Portfolio net asset value per share	$37.39	$71.82	$72.70	$38.51	$35.25
Investment in portfolio shares, at cost	$645,456	$1,218,506	$443,722	$559,840	$384,396

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$3,586	$—	$690	$—	$451

EXPENSES
Charges for mortality and expense risk, and
for administration	13,636	22,996	7,781	9,018	5,584
NET INVESTMENT INCOME (LOSS)	(10,050)	(22,996)	(7,091)	(9,018)	(5,133)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	104,350	—	53,503	56,680
Net realized gain (loss) on shares redeemed	111,513	156,037	60,658	1,350	4,175
Net change in unrealized appreciation (depreciation) on investments	(198,839)	(169,891)	(128,124)	(124,879)	(113,800)
NET GAIN (LOSS) ON INVESTMENTS	(87,326)	90,496	(67,466)	(70,026)	(52,945)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(97,376)	$67,500	$(74,557)	$(79,044)	$(58,078)

The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
ASSETS
Investment in the portfolios, at fair value	$174,678	$579,708	$291,669	$64,024	$414,629
Net Assets	$174,678	$579,708	$291,669	$64,024	$414,629

NET ASSETS, representing:
Accumulation units	$174,678	$579,708	$291,669	$64,024	$414,629
	$174,678	$579,708	$291,669	$64,024	$414,629

Units outstanding	12,443	26,844	16,720	5,888	24,933

Portfolio shares held	3,205	16,779	7,345	2,253	9,353
Portfolio net asset value per share	$54.51	$34.55	$39.71	$28.42	$44.33
Investment in portfolio shares, at cost	$194,069	$618,827	$327,902	$76,639	$392,310

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$4,692	$—	$—	$5,798	$11,558

EXPENSES
Charges for mortality and expense risk, and
for administration	3,050	7,876	4,011	1,469	5,963
NET INVESTMENT INCOME (LOSS)	1,642	(7,876)	(4,011)	4,329	5,595

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	24,860	54,485	30,799	—	17,422
Net realized gain (loss) on shares redeemed	(4,538)	24,668	9,075	(8,601)	10,990
Net change in unrealized appreciation (depreciation) on investments	(37,778)	(103,901)	(94,964)	(11,374)	(28,154)
NET GAIN (LOSS) ON INVESTMENTS	(17,456)	(24,748)	(55,090)	(19,975)	258

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,814)	$(32,624)	$(59,101)	$(15,646)	$5,853

The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
ASSETS
Investment in the portfolios, at fair value	$866,484	$683,982	$213,715,238	$10,234,442	$—
Net Assets	$866,484	$683,982	$213,715,238	$10,234,442	$—

NET ASSETS, representing:
Accumulation units	$866,484	$683,982	$213,715,238	$10,234,442	$—
	$866,484	$683,982	$213,715,238	$10,234,442	$—

Units outstanding	43,260	49,052	9,214,671	873,859	—

Portfolio shares held	13,326	16,553	6,995,589	1,491,901	—
Portfolio net asset value per share	$65.02	$41.32	$30.55	$6.86	$—
Investment in portfolio shares, at cost	$692,902	$566,406	$164,350,543	$9,951,136	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	1/2/2018**

INVESTMENT INCOME
Dividend income	$—	$7,119	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	14,983	11,843	3,644,546	203,536	415
NET INVESTMENT INCOME (LOSS)	(14,983)	(4,724)	(3,644,546)	(203,536)	(415)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	46,243	—	—	—	—
Net realized gain (loss) on shares redeemed	62,905	36,239	22,696,338	69,564	52,529
Net change in unrealized appreciation (depreciation) on investments	(119,773)	(128,016)	(26,482,190)	(29,840)	(53,392)
NET GAIN (LOSS) ON INVESTMENTS	(10,625)	(91,777)	(3,785,852)	39,724	(863)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(25,608)	$(96,501)	$(7,430,398)	$(163,812)	$(1,278)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$46,916,792	$156,441	$705,016	$368,385	$27,093,949
Net Assets	$46,916,792	$156,441	$705,016	$368,385	$27,093,949

NET ASSETS, representing:
Accumulation units	$46,916,792	$156,441	$705,016	$368,385	$27,093,949
	$46,916,792	$156,441	$705,016	$368,385	$27,093,949

Units outstanding	3,939,092	9,950	177,323	16,751	2,413,046

Portfolio shares held	3,170,054	54,892	26,837	38,135	1,995,136
Portfolio net asset value per share	$14.80	$2.85	$26.27	$9.66	$13.58
Investment in portfolio shares, at cost	$44,661,370	$229,171	$632,169	$315,878	$26,131,640

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$29,741	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,174,326	3,714	14,801	7,411	704,015
NET INVESTMENT INCOME (LOSS)	(1,174,326)	26,027	(14,801)	(7,411)	(704,015)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	58,766	88,654	39,079	—
Net realized gain (loss) on shares redeemed	393,518	(17,738)	67,642	21,438	208,719
Net change in unrealized appreciation (depreciation) on investments	(370,179)	(106,508)	(129,216)	(46,605)	(407,738)
NET GAIN (LOSS) ON INVESTMENTS	23,339	(65,480)	27,080	13,912	(199,019)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,150,987)	$(39,453)	$12,279	$6,501	$(903,034)

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
ASSETS
Investment in the portfolios, at fair value	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811
Net Assets	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811

NET ASSETS, representing:
Accumulation units	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811
	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811

Units outstanding	77,775,300	142,882,750	65,422	26,711,644	1,036,940

Portfolio shares held	68,331,302	126,613,503	56,223	24,201,161	894,179
Portfolio net asset value per share	$15.61	$13.28	$22.76	$12.20	$11.37
Investment in portfolio shares, at cost	$900,880,114	$1,382,231,713	$1,133,370	$277,189,356	$9,541,378

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$6,376	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	15,546,238	30,292,449	25,436	3,992,594	169,816
NET INVESTMENT INCOME (LOSS)	(15,546,238)	(30,292,449)	(19,060)	(3,992,594)	(169,816)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	135,465	—	—
Net realized gain (loss) on shares redeemed	30,804,328	63,170,466	69,100	2,965,607	81,907
Net change in unrealized appreciation (depreciation) on investments	(105,889,483)	(163,505,600)	(296,753)	(5,414,596)	(30,008)
NET GAIN (LOSS) ON INVESTMENTS	(75,085,155)	(100,335,134)	(92,188)	(2,448,989)	51,899

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(90,631,393)	$(130,627,583)	$(111,248)	$(6,441,583)	$(117,917)

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989
Net Assets	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989

NET ASSETS, representing:
Accumulation units	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989
	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989

Units outstanding	40,452,623	676,246	8,592,386	2,166,830	2,405,900

Portfolio shares held	36,053,217	640,813	7,680,839	1,892,013	2,308,854
Portfolio net asset value per share	$14.19	$10.64	$18.06	$10.81	$10.39
Investment in portfolio shares, at cost	$446,205,501	$6,846,632	$130,310,638	$19,978,643	$26,178,408

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	9,455,697	63,538	2,347,873	369,976	260,145
NET INVESTMENT INCOME (LOSS)	(9,455,697)	(63,538)	(2,347,873)	(369,976)	(260,145)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,693,821	52,763	6,144,288	(179,084)	520,766
Net change in unrealized appreciation (depreciation) on investments	(71,966,653)	(546,425)	(22,461,008)	270,675	(6,214,134)
NET GAIN (LOSS) ON INVESTMENTS	(52,272,832)	(493,662)	(16,316,720)	91,591	(5,693,368)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(61,728,529)	$(557,200)	$(18,664,593)	$(278,385)	$(5,953,513)
The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154
Net Assets	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154

NET ASSETS, representing:
Accumulation units	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154
	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154

Units outstanding	7,719,740	941,647,455	1,160,988	882,618	2,826,703

Portfolio shares held	7,002,388	841,637,092	1,042,771	808,184	2,524,190
Portfolio net asset value per share	$16.79	$11.65	$16.83	$17.27	$12.16
Investment in portfolio shares, at cost	$102,801,909	$9,262,741,425	$16,477,758	$12,835,007	$29,883,056

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,063,338	173,349,193	177,118	125,442	401,795
NET INVESTMENT INCOME (LOSS)	(2,063,338)	(173,349,193)	(177,118)	(125,442)	(401,795)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,645,022	1,313,675	968,833	449,344	12,914
Net change in unrealized appreciation (depreciation) on investments	(13,935,432)	(500,469,219)	(2,576,652)	(1,561,126)	668,276
NET GAIN (LOSS) ON INVESTMENTS	(6,290,410)	(499,155,544)	(1,607,819)	(1,111,782)	681,190

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(8,353,748)	$(672,504,737)	$(1,784,937)	$(1,237,224)	$279,395

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—
Net Assets	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—

NET ASSETS, representing:
Accumulation units	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—
	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—

Units outstanding	125,667,557	2,648,355	4,446,454	5,860,541	—

Portfolio shares held	117,293,311	2,574,266	4,308,984	5,653,897	—
Portfolio net asset value per share	$12.70	$11.38	$12.28	$12.44	$—
Investment in portfolio shares, at cost	$1,436,046,890	$28,332,884	$49,085,157	$64,669,348	$—

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	4/27/2018**

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	23,001,857	199,028	348,152	455,651	70,078
NET INVESTMENT INCOME (LOSS)	(23,001,857)	(199,028)	(348,152)	(455,651)	(70,078)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,948,874	318,990	604,790	1,363,398	2,281,555
Net change in unrealized appreciation (depreciation) on investments	(171,117,283)	(3,410,358)	(4,710,057)	(6,302,316)	(2,659,187)
NET GAIN (LOSS) ON INVESTMENTS	(155,168,409)	(3,091,368)	(4,105,267)	(4,938,918)	(377,632)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(178,170,266)	$(3,290,396)	$(4,453,419)	$(5,394,569)	$(447,710)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
ASSETS
Investment in the portfolios, at fair value	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867
Net Assets	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867

NET ASSETS, representing:
Accumulation units	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867
	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867

Units outstanding	1,990,339	2,697,700	3,215,908	254,063	529,148

Portfolio shares held	1,951,361	2,624,629	3,124,298	249,573	515,519
Portfolio net asset value per share	$9.75	$11.69	$10.57	$9.70	$11.01
Investment in portfolio shares, at cost	$19,076,216	$29,898,539	$32,256,499	$2,499,277	$5,589,394

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	120,570	191,967	204,002	13,526	33,630
NET INVESTMENT INCOME (LOSS)	(120,570)	(191,967)	(204,002)	(13,526)	(33,630)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	67,745	418,855	116,730	(29,632)	50,689
Net change in unrealized appreciation (depreciation) on investments	(1,166,880)	(4,638,315)	(363,821)	(95,563)	(558,756)
NET GAIN (LOSS) ON INVESTMENTS	(1,099,135)	(4,219,460)	(247,091)	(125,195)	(508,067)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,219,705)	$(4,411,427)	$(451,093)	$(138,721)	$(541,697)

The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795
Net Assets	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795

NET ASSETS, representing:
Accumulation units	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795
	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795

Units outstanding	548,603	29,409,375	7,783,001	361,055	154,322

Portfolio shares held	536,928	27,775,738	7,133,676	352,928	150,730
Portfolio net asset value per share	$9.59	$11.56	$10.47	$10.91	$10.68
Investment in portfolio shares, at cost	$5,174,336	$310,651,080	$73,976,687	$3,783,906	$1,585,722

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	30,031	4,952,980	1,824,177	20,300	9,039
NET INVESTMENT INCOME (LOSS)	(30,031)	(4,952,980)	(1,824,177)	(20,300)	(9,039)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,784)	2,290,608	(1,380,827)	3,257	1,352
Net change in unrealized appreciation (depreciation) on investments	(15,909)	(28,810,965)	756,845	15,479	(2,939)
NET GAIN (LOSS) ON INVESTMENTS	(18,693)	(26,520,357)	(623,982)	18,736	(1,587)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(48,724)	$(31,473,337)	$(2,448,159)	$(1,564)	$(10,626)

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071
Net Assets	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071

NET ASSETS, representing:
Accumulation units	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071
	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071

Units outstanding	241,063	195,134	378,169	340,397	668,651

Portfolio shares held	236,479	190,875	372,583	335,951	607,414
Portfolio net asset value per share	$9.14	$11.02	$10.43	$8.68	$10.80
Investment in portfolio shares, at cost	$2,168,753	$2,010,795	$3,924,020	$3,035,333	$7,118,186

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,562	10,344	20,986	13,507	44,000
NET INVESTMENT INCOME (LOSS)	(10,562)	(10,344)	(20,986)	(13,507)	(44,000)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,138)	7,331	44,567	(1,641)	14,736
Net change in unrealized appreciation (depreciation) on investments	(5,915)	60,168	(336,110)	(131,258)	(1,258,800)
NET GAIN (LOSS) ON INVESTMENTS	(9,053)	67,499	(291,543)	(132,899)	(1,244,064)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(19,615)	$57,155	$(312,529)	$(146,406)	$(1,288,064)

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226
Net Assets	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226

NET ASSETS, representing:
Accumulation units	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226
	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226

Units outstanding	874,887	456,087	1,268,915	3,692,794	1,264,337

Portfolio shares held	860,109	449,653	1,247,062	3,045,220	1,387,721
Portfolio net asset value per share	$9.68	$10.77	$11.43	$12.95	$10.08
Investment in portfolio shares, at cost	$8,437,144	$4,850,085	$13,598,258	$42,549,929	$14,388,098

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$370,072	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	45,953	27,719	84,653	241,049	81,498
NET INVESTMENT INCOME (LOSS)	(45,953)	(27,719)	(84,653)	129,023	(81,498)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	1,866,522	24,469
Net realized gain (loss) on shares redeemed	4,665	22,937	187,659	108,277	22,891
Net change in unrealized appreciation (depreciation) on investments	(266,276)	(350,521)	(871,960)	(5,595,149)	(722,525)
NET GAIN (LOSS) ON INVESTMENTS	(261,611)	(327,584)	(684,301)	(3,620,350)	(675,165)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(307,564)	$(355,303)	$(768,954)	$(3,491,327)	$(756,663)

The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102
Net Assets	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102

NET ASSETS, representing:
Accumulation units	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102
	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102

Units outstanding	9,049,585	506,495	2,787,789	312,997	28,990,091

Portfolio shares held	8,459,890	500,762	2,669,615	305,807	28,740,639
Portfolio net asset value per share	$10.20	$11.05	$10.01	$9.84	$9.55
Investment in portfolio shares, at cost	$85,724,610	$5,335,762	$25,823,173	$2,921,520	$291,695,652

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/2/2018*	4/30/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$23,194	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,071,916	113,707	487,633	20,856	1,223,265
NET INVESTMENT INCOME (LOSS)	(2,071,916)	(90,513)	(487,633)	(20,856)	(1,223,265)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,758,122)	230,478	(63,598)	7,189	(2,743,743)
Net change in unrealized appreciation (depreciation) on investments	1,130,024	(1,560,614)	904,901	87,625	(17,222,549)
NET GAIN (LOSS) ON INVESTMENTS	(628,098)	(1,330,136)	841,303	94,814	(19,966,292)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,700,014)	$(1,420,649)	$353,670	$73,958	$(21,189,557)

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$33,696	$(1,837,732)	$(2,522,005)	$(147,673)	$(180,128)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,467,226	13,380,820	618,353	1,042,019
Net change in unrealized appreciation (depreciation) on investments	—	(2,921,368)	(19,531,080)	(1,005,978)	(1,317,844)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	33,696	(2,291,874)	(8,672,265)	(535,298)	(455,953)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,109,260	754,870	628,347	24,817	10,000
Annuity payments	(1,251,270)	(1,635,135)	(883,438)	(157,682)	(174,200)
Surrenders, withdrawals and death benefits	(15,704,956)	(15,409,667)	(18,733,635)	(1,085,036)	(1,632,626)
Net transfers between other subaccounts
or fixed rate option	10,767,531	1,565,253	(3,781,891)	(72,825)	(451,507)
Miscellaneous transactions	5,502	4,612	5,060	385	34
Other charges	(102,328)	(32,379)	(139,476)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,176,261)	(14,752,446)	(22,905,033)	(1,290,341)	(2,248,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,142,565)	(17,044,320)	(31,577,298)	(1,825,639)	(2,704,252)

NET ASSETS
Beginning of period	82,409,467	140,779,795	176,689,783	11,108,455	13,994,718
End of period	$77,266,902	$123,735,475	$145,112,485	$9,282,816	$11,290,466

Beginning units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398
Units issued	14,932,722	621,807	442,257	12,629	15,492
Units redeemed	(19,435,976)	(6,134,079)	(6,421,856)	(395,736)	(769,823)
Ending units	68,161,725	45,952,779	42,505,671	2,931,959	3,926,067

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,339,958)	$1,889,605	$(42,051)	$(4,168,246)	$(821,789)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,689,572	(620,728)	(94,585)	16,909,451	3,804,330
Net change in unrealized appreciation (depreciation) on investments	(32,732,672)	(4,684,569)	(447,588)	(29,046,554)	(7,292,896)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(23,383,058)	(3,415,692)	(584,224)	(16,305,349)	(4,310,355)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	630,124	331,874	6,337	12,784,179	205,759
Annuity payments	(1,373,538)	(758,470)	(20,685)	(1,658,121)	(327,167)
Surrenders, withdrawals and death benefits	(23,535,629)	(16,239,176)	(230,424)	(28,784,235)	(6,053,257)
Net transfers between other subaccounts
or fixed rate option	(2,550,792)	213,851	(13,597)	3,072,515	(360,062)
Miscellaneous transactions	11,103	(3,363)	(74)	11,342	948
Other charges	(307,866)	(189,435)	—	(320,995)	(65,108)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,126,598)	(16,644,719)	(258,443)	(14,895,315)	(6,598,887)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(50,509,656)	(20,060,411)	(842,667)	(31,200,664)	(10,909,242)

NET ASSETS
Beginning of period	234,532,063	142,013,058	3,270,340	286,797,588	57,219,667
End of period	$184,022,407	$121,952,647	$2,427,673	$255,596,924	$46,310,425

Beginning units	69,321,450	28,650,342	617,613	79,672,113	20,166,766
Units issued	456,648	418,112	6,472	3,086,099	483,594
Units redeemed	(8,575,239)	(3,835,949)	(56,597)	(10,366,220)	(2,787,704)
Ending units	61,202,859	25,232,505	567,488	72,391,992	17,862,656

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(4,375,839)	$(845,410)	$(22,007)	$346,126	$(351,818)
Capital gains distributions received	—	—	1,684,987	5,062,548	4,262,648
Net realized gain (loss) on shares redeemed	29,135,768	5,509,481	528,786	2,311,667	2,168,028
Net change in unrealized appreciation (depreciation) on investments	(27,688,101)	(10,822,105)	(5,056,422)	(13,811,686)	(12,850,006)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,928,172)	(6,158,034)	(2,864,656)	(6,091,345)	(6,771,148)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	993,316	5,077,974	48,328	120,307	141,448
Annuity payments	(2,110,714)	(328,108)	(152,358)	(579,195)	(425,262)
Surrenders, withdrawals and death benefits	(30,358,309)	(6,133,117)	(2,144,388)	(8,073,289)	(6,760,791)
Net transfers between other subaccounts
or fixed rate option	(5,331,133)	1,191,128	48,382	(304,292)	(466,057)
Miscellaneous transactions	6,776	7,603	(210)	1,863	(1,028)
Other charges	(247,452)	(17,837)	(3,251)	(12,431)	(17,562)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(37,047,516)	(202,357)	(2,203,497)	(8,847,037)	(7,529,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(39,975,688)	(6,360,391)	(5,068,153)	(14,938,382)	(14,300,400)

NET ASSETS
Beginning of period	294,436,374	59,097,143	20,482,638	65,251,496	71,341,593
End of period	$254,460,686	$52,736,752	$15,414,485	$50,313,114	$57,041,193

Beginning units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824
Units issued	951,243	1,040,972	254,061	60,818	22,671
Units redeemed	(9,137,411)	(1,544,021)	(1,375,646)	(2,275,920)	(2,477,456)
Ending units	62,605,657	9,177,373	9,118,315	14,039,703	21,230,039

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(470,803)	$179,792	$(126,271)	$(826,324)	$57,442
Capital gains distributions received	2,617,375	—	2,036,869	4,165,209	1,580
Net realized gain (loss) on shares redeemed	2,020,687	(85,463)	705,892	4,167,543	1,590,009
Net change in unrealized appreciation (depreciation) on investments	(5,734,014)	(8,871,784)	(3,455,432)	(6,199,804)	(3,988,773)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,566,755)	(8,777,455)	(838,942)	1,306,624	(2,339,742)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	80,508	75,061	16,761	177,225	35,940
Annuity payments	(286,098)	(342,473)	(284,341)	(220,730)	(76,843)
Surrenders, withdrawals and death benefits	(5,855,849)	(5,618,001)	(1,842,534)	(6,026,222)	(2,698,470)
Net transfers between other subaccounts
or fixed rate option	(1,053,094)	(121,655)	(145,682)	(1,348,825)	(1,295,800)
Miscellaneous transactions	2,109	(331)	(338)	(378)	1,179
Other charges	(14,417)	(13,235)	(3,837)	(15,287)	(4,467)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,126,841)	(6,020,634)	(2,259,971)	(7,434,217)	(4,038,461)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,693,596)	(14,798,089)	(3,098,913)	(6,127,593)	(6,378,203)

NET ASSETS
Beginning of period	55,171,307	60,057,192	18,257,977	60,860,818	26,278,917
End of period	$46,477,711	$45,259,103	$15,159,064	$54,733,225	$19,900,714

Beginning units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168
Units issued	15,063	60,495	15,920	137,101	48,246
Units redeemed	(2,083,959)	(1,769,757)	(648,781)	(1,903,980)	(1,088,964)
Ending units	14,982,453	15,252,852	4,671,191	14,095,677	5,697,450
The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(331,988)	$(613,948)	$(144,592)	$(121,888)	$(1,367,520)
Capital gains distributions received	2,423,525	—	4,008,267	979,798	—
Net realized gain (loss) on shares redeemed	(450,023)	4,412,787	(133,098)	461,145	6,261,786
Net change in unrealized appreciation (depreciation) on investments	(2,948,205)	(6,161,155)	(7,145,381)	(1,211,768)	(17,185,032)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,306,691)	(2,362,316)	(3,414,804)	107,287	(12,290,766)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,165	76,311	35,112	1,351	304,250
Annuity payments	(207,535)	(359,545)	(148,155)	(28,023)	(228,765)
Surrenders, withdrawals and death benefits	(2,364,522)	(5,409,507)	(2,533,583)	(847,167)	(8,803,410)
Net transfers between other subaccounts
or fixed rate option	(270,586)	(812,474)	(224,542)	(101,372)	(806,238)
Miscellaneous transactions	(366)	(2,315)	(403)	(167)	(1,995)
Other charges	(5,372)	(8,601)	(4,396)	(1,506)	(208,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,811,216)	(6,516,131)	(2,875,967)	(976,884)	(9,744,977)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,117,907)	(8,878,447)	(6,290,771)	(869,597)	(22,035,743)

NET ASSETS
Beginning of period	24,042,841	44,792,277	25,779,494	8,716,310	90,794,381
End of period	$19,924,934	$35,913,830	$19,488,723	$7,846,713	$68,758,638

Beginning units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843
Units issued	115,845	117,287	55,813	362,410	359,610
Units redeemed	(936,854)	(2,024,355)	(1,420,766)	(997,755)	(3,258,098)
Ending units	6,615,514	11,616,147	10,765,125	5,260,091	24,057,355

The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(131,587)	$(1,616,281)	$(491,121)	$(8,460,885)	$(3,479,154)
Capital gains distributions received	505,317	—	—	—	—
Net realized gain (loss) on shares redeemed	541,660	8,657,292	1,011,922	25,497,281	12,526,265
Net change in unrealized appreciation (depreciation) on investments	(1,227,490)	(15,249,087)	(4,697,784)	(72,641,818)	(22,440,112)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(312,100)	(8,208,076)	(4,176,983)	(55,605,422)	(13,393,001)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,494	266,702	18,642	7,797,950	6,706,784
Annuity payments	(19,790)	(339,748)	(61,443)	(97,385)	(208,127)
Surrenders, withdrawals and death benefits	(914,674)	(11,749,045)	(2,913,058)	(44,687,203)	(15,473,116)
Net transfers between other subaccounts
or fixed rate option	(466,313)	(2,293,168)	239,731	(55,736,738)	(27,869,017)
Miscellaneous transactions	482	(351)	3,713	(1,612)	(3,823)
Other charges	(28,154)	(257,195)	(74,046)	(5,938,506)	(1,998,543)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,390,955)	(14,372,805)	(2,786,461)	(98,663,494)	(38,845,842)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,703,055)	(22,580,881)	(6,963,444)	(154,268,916)	(52,238,843)

NET ASSETS
Beginning of period	10,325,654	105,906,348	32,256,909	646,682,943	243,725,462
End of period	$8,622,599	$83,325,467	$25,293,465	$492,414,027	$191,486,619

Beginning units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393
Units issued	55,461	247,629	662,254	1,687,901	1,374,344
Units redeemed	(636,236)	(4,278,421)	(2,074,828)	(7,199,920)	(3,349,382)
Ending units	4,362,142	27,121,457	15,123,747	30,514,304	10,466,355

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(24,084,511)	$(2,091,541)	$(3,025,002)	$(2,880,873)	$(1,693,494)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	72,732,797	6,883,001	10,020,628	17,671,544	7,934,543
Net change in unrealized appreciation (depreciation) on investments	(147,205,973)	(20,100,361)	(13,636,875)	(35,485,593)	(25,263,541)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(98,557,687)	(15,308,901)	(6,641,249)	(20,694,922)	(19,022,492)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	49,574,944	8,733,710	12,055,438	6,295,796	1,433,712
Annuity payments	(508,393)	(29,211)	(52,715)	(54,821)	(92,422)
Surrenders, withdrawals and death benefits	(94,302,357)	(9,484,337)	(16,822,804)	(14,240,914)	(7,812,550)
Net transfers between other subaccounts
or fixed rate option	(158,847,109)	2,687,060	(22,955,238)	(4,994,570)	(9,191,296)
Miscellaneous transactions	(1,652)	11,183	(299)	(3,667)	(775)
Other charges	(15,716,408)	(1,165,823)	(1,574,254)	(1,680,405)	(939,863)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(219,800,975)	752,582	(29,349,872)	(14,678,581)	(16,603,194)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(318,358,662)	(14,556,319)	(35,991,121)	(35,373,503)	(35,625,686)

NET ASSETS
Beginning of period	1,564,162,696	134,366,944	219,286,967	181,631,221	119,136,144
End of period	$1,245,804,034	$119,810,625	$183,295,846	$146,257,718	$83,510,458

Beginning units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598
Units issued	5,773,041	2,023,181	2,081,441	1,596,042	544,858
Units redeemed	(21,762,529)	(1,984,059)	(4,012,504)	(2,243,701)	(1,332,536)
Ending units	95,362,639	8,216,645	12,897,650	7,551,486	4,672,920

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,078,786)	$(9,245,001)	$(5,601,166)	$(6,262,628)	$(6,861,791)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,138,719	36,082,126	26,310,448	37,823,285	50,556,461
Net change in unrealized appreciation (depreciation) on investments	(31,123,565)	(57,903,641)	(87,824,159)	(48,857,108)	(57,643,208)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(24,063,632)	(31,066,516)	(67,114,877)	(17,296,451)	(13,948,538)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,864,362	15,216,451	10,480,478	7,223,200	7,904,668
Annuity payments	(58,884)	(115,686)	(252,480)	(46,308)	(250,309)
Surrenders, withdrawals and death benefits	(9,359,754)	(41,374,740)	(28,291,622)	(34,210,694)	(35,153,386)
Net transfers between other subaccounts
or fixed rate option	(11,890,901)	(42,428,665)	(5,891,108)	(638,741,655)	(55,129,165)
Miscellaneous transactions	(366)	(1,116)	13,456	(108)	1,209
Other charges	(1,119,403)	(5,477,187)	(4,627,075)	(4,993,251)	(3,863,189)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,564,946)	(74,180,943)	(28,568,351)	(670,768,816)	(86,490,172)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,628,578)	(105,247,459)	(95,683,228)	(688,065,267)	(100,438,710)

NET ASSETS
Beginning of period	144,480,301	608,566,928	467,504,771	688,065,267	466,162,553
End of period	$101,851,723	$503,319,469	$371,821,543	$—	$365,723,843

Beginning units	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717
Units issued	1,053,148	2,916,786	2,316,609	3,425,918	1,413,352
Units redeemed	(1,952,670)	(6,398,543)	(3,732,763)	(59,934,155)	(4,733,629)
Ending units	5,875,034	25,756,780	21,289,126	—	15,298,440

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,589,974)	$(5,514,233)	$(2,338,604)	$(3,993,881)	$(4,002,822)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	16,384,482	22,695,708	898,154	20,977,556	8,436,926
Net change in unrealized appreciation (depreciation) on investments	(14,706,429)	(79,213,633)	238,865	(41,401,304)	(47,784,486)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(911,921)	(62,032,158)	(1,201,585)	(24,417,629)	(43,350,382)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,907,236	12,608,694	11,627,718	10,887,662	4,208,075
Annuity payments	(68,380)	(130,004)	(335,264)	(21,762)	(178,034)
Surrenders, withdrawals and death benefits	(12,960,173)	(23,995,078)	(19,437,582)	(18,198,810)	(19,235,835)
Net transfers between other subaccounts
or fixed rate option	8,942,894	(30,173,583)	307,295	(17,352,698)	(44,248,565)
Miscellaneous transactions	25,176	(3,240)	(725)	7,058	561
Other charges	(1,570,310)	(3,069,385)	(1,115,192)	(2,274,109)	(2,249,995)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,276,443	(44,762,596)	(8,953,750)	(26,952,659)	(61,703,793)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,364,522	(106,794,754)	(10,155,335)	(51,370,288)	(105,054,175)

NET ASSETS
Beginning of period	170,338,092	381,806,595	164,924,467	275,318,533	285,152,483
End of period	$176,702,614	$275,011,841	$154,769,132	$223,948,245	$180,098,308

Beginning units	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624
Units issued	2,229,815	1,745,466	4,462,911	1,591,029	2,757,922
Units redeemed	(1,916,202)	(3,732,828)	(5,343,073)	(2,638,257)	(8,879,676)
Ending units	7,727,932	14,848,798	15,417,587	9,827,602	20,118,870

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(177,868,027)	$(6,243,792)	$(3,769,517)	$(2,357,086)	$(24,651,616)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	418,977,384	23,671,565	8,319,332	1,066,188	69,999,257
Net change in unrealized appreciation (depreciation) on investments	(996,059,803)	(62,848,606)	(51,002,280)	2,509,060	(142,628,747)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(754,950,446)	(45,420,833)	(46,452,465)	1,218,162	(97,281,106)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	334,086,492	13,008,537	3,004,602	7,169,298	51,011,025
Annuity payments	(3,808,497)	(166,894)	(127,168)	(113,225)	(905,801)
Surrenders, withdrawals and death benefits	(683,313,211)	(30,456,843)	(18,376,612)	(11,934,448)	(95,969,562)
Net transfers between other subaccounts
or fixed rate option	(610,661,683)	(26,419,723)	3,127,720	(15,264,221)	(155,902,464)
Miscellaneous transactions	36,926	5,707	10,178	(319)	(3,860)
Other charges	(125,417,625)	(3,890,620)	(2,107,164)	(1,895,059)	(17,464,967)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,089,077,598)	(47,919,836)	(14,468,444)	(22,037,974)	(219,235,629)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,844,028,044)	(93,340,669)	(60,920,909)	(20,819,812)	(316,516,735)

NET ASSETS
Beginning of period	11,688,100,623	447,924,348	244,940,619	188,204,525	1,626,779,446
End of period	$9,844,072,579	$354,583,679	$184,019,710	$167,384,713	$1,310,262,711

Beginning units	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539
Units issued	20,335,251	2,355,549	3,047,975	2,102,823	4,870,682
Units redeemed	(87,105,672)	(4,821,484)	(4,321,679)	(4,282,825)	(21,486,588)
Ending units	650,404,771	20,366,307	15,994,454	16,606,863	102,639,633

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(146,486,893)	$(50,473,778)	$(118,638,576)	$(71,698,542)	$(56,306,314)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	390,967,717	187,014,681	314,455,670	180,171,357	145,458,678
Net change in unrealized appreciation (depreciation) on investments	(940,486,307)	(422,340,034)	(673,315,739)	(298,531,447)	(415,296,398)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(696,005,483)	(285,799,131)	(477,498,645)	(190,058,632)	(326,144,034)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	412,006,164	34,034,477	309,440,633	123,259,547	104,575,533
Annuity payments	(1,982,575)	(1,868,444)	(4,013,577)	(4,013,716)	(705,292)
Surrenders, withdrawals and death benefits	(563,374,491)	(200,995,709)	(484,353,160)	(355,099,490)	(216,801,654)
Net transfers between other subaccounts
or fixed rate option	(377,444,178)	(572,315,054)	(306,458,533)	(244,690,902)	(277,999,447)
Miscellaneous transactions	61,246	(15,249)	(5,064)	(67,256)	4,745
Other charges	(91,550,123)	(28,809,678)	(75,901,820)	(43,441,171)	(39,572,482)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(622,283,957)	(769,969,657)	(561,291,521)	(524,052,988)	(430,498,597)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,318,289,440)	(1,055,768,788)	(1,038,790,166)	(714,111,620)	(756,642,631)

NET ASSETS
Beginning of period	9,063,318,625	3,337,537,683	7,740,601,916	4,615,129,943	3,737,053,797
End of period	$7,745,029,185	$2,281,768,895	$6,701,811,750	$3,901,018,323	$2,980,411,166

Beginning units	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091
Units issued	40,275,843	11,719,401	22,953,069	15,975,873	8,817,519
Units redeemed	(78,054,633)	(70,980,209)	(57,610,525)	(53,114,075)	(39,235,903)
Ending units	498,528,585	186,564,308	454,582,371	292,347,218	223,079,707

The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(217,546,690)	$(103,960,557)	$(13,850,848)	$(245,020)	$(4,136,131)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	451,187,522	289,364,077	82,017,760	—	21,220,336
Net change in unrealized appreciation (depreciation) on investments	(1,451,976,804)	(657,738,219)	(50,614,615)	—	(43,597,615)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,218,335,972)	(472,334,699)	17,552,297	(245,020)	(26,513,410)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	345,303,812	160,744,170	34,129,230	40,371,005	9,362,951
Annuity payments	(3,459,359)	(1,380,249)	(178,730)	(203,550)	(102,139)
Surrenders, withdrawals and death benefits	(825,068,195)	(409,223,138)	(64,468,315)	(859,470,284)	(18,521,500)
Net transfers between other subaccounts
or fixed rate option	(1,459,617,465)	(342,690,421)	(6,523,084)	839,151,563	5,092,053
Miscellaneous transactions	(22,505)	56,517	(32,401)	(1,025)	5,045
Other charges	(153,661,458)	(71,711,174)	(7,581,852)	(1,143,003)	(2,160,508)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,096,525,170)	(664,204,295)	(44,655,152)	18,704,706	(6,324,098)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,314,861,142)	(1,136,538,994)	(27,102,855)	18,459,686	(32,837,508)

NET ASSETS
Beginning of period	14,454,364,713	6,806,563,912	833,920,249	200,272,575	255,986,993
End of period	$11,139,503,571	$5,670,024,918	$806,817,394	$218,732,261	$223,149,485

Beginning units	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190
Units issued	33,126,430	10,377,717	4,866,130	46,320,217	2,289,597
Units redeemed	(163,722,944)	(50,658,351)	(6,415,258)	(44,557,537)	(2,568,856)
Ending units	735,148,564	369,894,103	29,237,797	23,879,398	10,534,931

The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(25,627,413)	$(2,039,333)	$(3,329,981)	$(38,207,291)	$(13,674,965)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	27,088,454	3,997,017	9,394,240	8,726,092	12,454,871
Net change in unrealized appreciation (depreciation) on investments	(41,155,471)	(27,026,908)	(46,574,504)	58,842,706	(25,041,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(39,694,430)	(25,069,224)	(40,510,245)	29,361,507	(26,262,019)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	14,998,716	4,320,710	9,563,069	38,797	13,966,771
Annuity payments	(1,534,649)	(97,026)	(31,039)	(407,536)	(287,375)
Surrenders, withdrawals and death benefits	(129,988,466)	(9,456,960)	(15,507,156)	(131,107,027)	(70,045,836)
Net transfers between other subaccounts
or fixed rate option	(135,211,500)	(3,817,949)	14,769,571	5,899,276,562	553,488,284
Miscellaneous transactions	380	7,479	9,430	12,802	(153)
Other charges	(15,105,549)	(1,060,178)	(2,951,242)	(28,052,363)	(8,691,832)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(266,841,068)	(10,103,924)	5,852,633	5,739,761,235	488,429,859

TOTAL INCREASE (DECREASE) IN NET ASSETS	(306,535,498)	(35,173,148)	(34,657,612)	5,769,122,742	462,167,840

NET ASSETS
Beginning of period	1,717,612,018	147,956,365	269,588,810	1,250,379,115	723,371,148
End of period	$1,411,076,520	$112,783,217	$234,931,198	$7,019,501,857	$1,185,538,988

Beginning units	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935
Units issued	9,812,126	1,623,662	3,596,876	655,344,571	61,012,417
Units redeemed	(33,341,616)	(2,543,910)	(3,343,161)	(175,692,008)	(21,044,397)
Ending units	124,402,677	10,562,740	18,471,642	571,595,380	96,819,955

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018**	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(816,659)	$(885,983)	$(1,147,646)	$(3,539,756)	$(5,079,231)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,860,248	7,908	3,505,692	6,955,024	25,831,603
Net change in unrealized appreciation (depreciation) on investments	(2,633,054)	409,651	(6,772,400)	(39,132,175)	(69,454,659)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(589,465)	(468,424)	(4,414,354)	(35,716,907)	(48,702,287)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,548,387	1,834,167	9,755,940
Annuity payments	—	(11,530)	(25,051)	—	(193,944)
Surrenders, withdrawals and death benefits	(14,179,101)	(17,948,461)	(5,715,385)	(13,924,925)	(23,329,497)
Net transfers between other subaccounts
or fixed rate option	(73,309,780)	79,155,818	(11,509,368)	(19,101,381)	(30,620,990)
Miscellaneous transactions	249	(1,966)	(89)	(1,159)	107
Other charges	(54,509)	(4,522)	(667,597)	(2,211,851)	(3,038,277)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(87,543,141)	61,189,339	(16,369,103)	(33,405,149)	(47,426,661)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(88,132,606)	60,720,915	(20,783,457)	(69,122,056)	(96,128,948)

NET ASSETS
Beginning of period	88,132,606	8,872,345	78,498,432	240,318,736	354,793,516
End of period	$—	$69,593,260	$57,714,975	$171,196,680	$258,664,568

Beginning units	7,832,879	754,700	4,913,350	21,865,500	15,520,221
Units issued	644,245	6,789,881	482,803	3,874,196	1,528,331
Units redeemed	(8,477,124)	(1,336,733)	(1,532,182)	(7,341,192)	(3,580,765)
Ending units	—	6,207,848	3,863,971	18,398,504	13,467,787

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(63,319,323)	$(39,134,450)	$(33,887,284)	$(5,362)	$(550)
Capital gains distributions received	—	—	—	24,965	110,586
Net realized gain (loss) on shares redeemed	160,997,783	108,185,383	85,175,300	36,986	(31,935)
Net change in unrealized appreciation (depreciation) on investments	(483,314,575)	(291,057,097)	(239,261,307)	(53,419)	(184,499)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(385,636,115)	(222,006,164)	(187,973,291)	3,170	(106,398)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	108,941,638	120,378,452	72,892,237	—	—
Annuity payments	(700,212)	(571,247)	(596,801)	—	—
Surrenders, withdrawals and death benefits	(233,221,998)	(142,017,584)	(120,073,639)	(34,027)	(48,013)
Net transfers between other subaccounts
or fixed rate option	(402,659,927)	(220,307,446)	(318,166,018)	(54,015)	(213,495)
Miscellaneous transactions	14,491	2,824	914	—	(3)
Other charges	(48,323,590)	(28,485,644)	(26,131,860)	(2,915)	(5,960)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(575,949,598)	(271,000,645)	(392,075,167)	(90,957)	(267,471)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(961,585,713)	(493,006,809)	(580,048,458)	(87,787)	(373,869)

NET ASSETS
Beginning of period	4,362,026,591	2,577,928,786	2,355,804,300	519,960	778,998
End of period	$3,400,440,878	$2,084,921,977	$1,775,755,842	$432,173	$405,129

Beginning units	304,321,037	164,997,779	176,871,835	19,232	38,135
Units issued	9,268,665	10,772,366	7,815,769	4,469	8,981
Units redeemed	(51,583,490)	(28,680,398)	(38,196,171)	(7,501)	(23,847)
Ending units	262,006,212	147,089,747	146,491,433	16,200	23,269

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(10,050)	$(22,996)	$(7,091)	$(9,018)	$(5,133)
Capital gains distributions received	—	104,350	—	53,503	56,680
Net realized gain (loss) on shares redeemed	111,513	156,037	60,658	1,350	4,175
Net change in unrealized appreciation (depreciation) on investments	(198,839)	(169,891)	(128,124)	(124,879)	(113,800)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(97,376)	67,500	(74,557)	(79,044)	(58,078)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,687	3,600	6,806	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(84,720)	(212,700)	(37,970)	(51,502)	(13,414)
Net transfers between other subaccounts
or fixed rate option	(354,999)	(304,267)	(225,585)	(21,615)	(63,027)
Miscellaneous transactions	7	202	—	—	—
Other charges	(8,169)	(13,546)	(5,157)	(5,187)	(2,920)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(441,194)	(526,711)	(261,906)	(78,304)	(79,361)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(538,570)	(459,211)	(336,463)	(157,348)	(137,439)

NET ASSETS
Beginning of period	1,251,528	1,872,043	809,242	645,325	470,276
End of period	$712,958	$1,412,832	$472,779	$487,977	$332,837

Beginning units	86,950	76,049	38,141	31,590	24,601
Units issued	10,012	9,483	3,278	4,922	1,606
Units redeemed	(38,687)	(29,757)	(14,357)	(8,903)	(5,955)
Ending units	58,275	55,775	27,062	27,609	20,252
The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$1,642	$(7,876)	$(4,011)	$4,329	$5,595
Capital gains distributions received	24,860	54,485	30,799	—	17,422
Net realized gain (loss) on shares redeemed	(4,538)	24,668	9,075	(8,601)	10,990
Net change in unrealized appreciation (depreciation) on investments	(37,778)	(103,901)	(94,964)	(11,374)	(28,154)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,814)	(32,624)	(59,101)	(15,646)	5,853

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	3,600
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(13,901)	(21,811)	(33,345)	(18,632)	(79,225)
Net transfers between other subaccounts
or fixed rate option	(44,917)	(169,581)	32,723	(25,179)	(85,657)
Miscellaneous transactions	(2)	1	—	—	—
Other charges	(1,946)	(5,471)	(2,996)	(844)	(4,459)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(60,766)	(196,862)	(3,618)	(44,655)	(165,741)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(76,580)	(229,486)	(62,719)	(60,301)	(159,888)

NET ASSETS
Beginning of period	251,258	809,194	354,388	124,325	574,517
End of period	$174,678	$579,708	$291,669	$64,024	$414,629

Beginning units	17,211	34,934	17,004	9,446	34,751
Units issued	2,852	3,563	7,491	3,307	5,231
Units redeemed	(7,620)	(11,653)	(7,775)	(6,865)	(15,049)
Ending units	12,443	26,844	16,720	5,888	24,933

The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	1/2/2018**

OPERATIONS
Net investment income (loss)	$(14,983)	$(4,724)	$(3,644,546)	$(203,536)	$(415)
Capital gains distributions received	46,243	—	—	—	—
Net realized gain (loss) on shares redeemed	62,905	36,239	22,696,338	69,564	52,529
Net change in unrealized appreciation (depreciation) on investments	(119,773)	(128,016)	(26,482,190)	(29,840)	(53,392)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(25,608)	(96,501)	(7,430,398)	(163,812)	(1,278)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	14,044,896	—	—
Annuity payments	—	—	(34,215)	—	—
Surrenders, withdrawals and death benefits	(62,158)	(56,658)	(16,413,135)	(989,660)	—
Net transfers between other subaccounts
or fixed rate option	(62,968)	(37,213)	(4,396,484)	2,383,833	(1,863,292)
Miscellaneous transactions	(2)	(2)	(6,182)	(63)	57
Other charges	(7,563)	(6,535)	(2,127,237)	(3,738)	(895)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(132,691)	(100,408)	(8,932,357)	1,390,372	(1,864,130)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(158,299)	(196,909)	(16,362,755)	1,226,560	(1,865,408)

NET ASSETS
Beginning of period	1,024,783	880,891	230,077,993	9,007,882	1,865,408
End of period	$866,484	$683,982	$213,715,238	$10,234,442	$—

Beginning units	49,439	55,706	9,566,333	754,695	171,110
Units issued	5,106	2,379	2,290,759	329,904	—
Units redeemed	(11,285)	(9,033)	(2,642,421)	(210,740)	(171,110)
Ending units	43,260	49,052	9,214,671	873,859	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,174,326)	$26,027	$(14,801)	$(7,411)	$(704,015)
Capital gains distributions received	—	58,766	88,654	39,079	—
Net realized gain (loss) on shares redeemed	393,518	(17,738)	67,642	21,438	208,719
Net change in unrealized appreciation (depreciation) on investments	(370,179)	(106,508)	(129,216)	(46,605)	(407,738)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,150,987)	(39,453)	12,279	6,501	(903,034)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	(24,562)	(12,452)	—	—	—
Surrenders, withdrawals and death benefits	(5,410,692)	(63,762)	(166,852)	(14,781)	(4,374,618)
Net transfers between other subaccounts
or fixed rate option	4,512,937	(6,788)	(65,838)	(25,957)	(3,741,862)
Miscellaneous transactions	(194)	(166)	8	8	265
Other charges	(35,404)	(673)	(2,741)	(523)	(29,135)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(957,915)	(83,841)	(235,423)	(41,253)	(8,145,350)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,108,902)	(123,294)	(223,144)	(34,752)	(9,048,384)

NET ASSETS
Beginning of period	49,025,694	279,735	928,160	403,137	36,142,333
End of period	$46,916,792	$156,441	$705,016	$368,385	$27,093,949

Beginning units	4,013,063	14,521	229,819	18,280	3,124,606
Units issued	752,573	65	1,159	880	454,996
Units redeemed	(826,544)	(4,636)	(53,655)	(2,409)	(1,166,556)
Ending units	3,939,092	9,950	177,323	16,751	2,413,046

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(15,546,238)	$(30,292,449)	$(19,060)	$(3,992,594)	$(169,816)
Capital gains distributions received	—	—	135,465	—	—
Net realized gain (loss) on shares redeemed	30,804,328	63,170,466	69,100	2,965,607	81,907
Net change in unrealized appreciation (depreciation) on investments	(105,889,483)	(163,505,600)	(296,753)	(5,414,596)	(30,008)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(90,631,393)	(130,627,583)	(111,248)	(6,441,583)	(117,917)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	142,830,872	121,369,504	—	11,034,075	—
Annuity payments	—	(2,642,515)	—	(27,811)	—
Surrenders, withdrawals and death benefits	(95,044,432)	(116,493,048)	(167,950)	(23,116,637)	(1,546,719)
Net transfers between other subaccounts
or fixed rate option	8,255,120	(142,413,491)	(9,707)	22,071,322	4,689,638
Miscellaneous transactions	28,389	4,465	—	(1,167)	(458)
Other charges	(2,318,692)	(20,401,977)	(2,063)	(3,155,748)	(4,752)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	53,751,257	(160,577,062)	(179,720)	6,804,034	3,137,709

TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,880,136)	(291,204,645)	(290,968)	362,451	3,019,792

NET ASSETS
Beginning of period	1,103,531,760	1,972,631,961	1,570,611	294,891,715	7,147,019
End of period	$1,066,651,624	$1,681,427,316	$1,279,643	$295,254,166	$10,166,811

Beginning units	74,247,266	156,449,299	73,402	26,114,211	709,309
Units issued	10,104,518	10,507,088	1,791	6,064,021	693,522
Units redeemed	(6,576,484)	(24,073,637)	(9,771)	(5,466,588)	(365,891)
Ending units	77,775,300	142,882,750	65,422	26,711,644	1,036,940

The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,455,697)	$(63,538)	$(2,347,873)	$(369,976)	$(260,145)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	19,693,821	52,763	6,144,288	(179,084)	520,766
Net change in unrealized appreciation (depreciation) on investments	(71,966,653)	(546,425)	(22,461,008)	270,675	(6,214,134)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,728,529)	(557,200)	(18,664,593)	(278,385)	(5,953,513)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	44,354,571	1,230,670	7,496,535	—	4,408,872
Annuity payments	(225,786)	—	—	—	—
Surrenders, withdrawals and death benefits	(33,084,853)	(510,975)	(10,018,559)	(4,499,959)	(1,731,894)
Net transfers between other subaccounts
or fixed rate option	(58,950,201)	(490,583)	(5,133,308)	9,454,557	79,642
Miscellaneous transactions	(4,616)	19	(115)	(22)	7,381
Other charges	(7,680,485)	(26,829)	(1,381,996)	(5,957)	(111,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(55,591,370)	202,302	(9,037,443)	4,948,619	2,652,532

TOTAL INCREASE (DECREASE) IN NET ASSETS	(117,319,899)	(354,898)	(27,702,036)	4,670,234	(3,300,981)

NET ASSETS
Beginning of period	628,915,046	7,173,146	166,417,991	15,782,425	27,289,970
End of period	$511,595,147	$6,818,248	$138,715,955	$20,452,659	$23,988,989

Beginning units	44,909,145	660,627	9,129,599	1,613,958	2,206,091
Units issued	4,889,300	236,859	1,878,424	2,152,932	745,870
Units redeemed	(9,345,822)	(221,240)	(2,415,637)	(1,600,060)	(546,061)
Ending units	40,452,623	676,246	8,592,386	2,166,830	2,405,900

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,063,338)	$(173,349,193)	$(177,118)	$(125,442)	$(401,795)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,645,022	1,313,675	968,833	449,344	12,914
Net change in unrealized appreciation (depreciation) on investments	(13,935,432)	(500,469,219)	(2,576,652)	(1,561,126)	668,276
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,353,748)	(672,504,737)	(1,784,937)	(1,237,224)	279,395

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,947,265	2,274,149,944	2,399,469	2,851,650	—
Annuity payments	(6,404)	(790,951)	—	—	—
Surrenders, withdrawals and death benefits	(8,788,918)	(532,514,685)	(1,061,748)	(882,206)	(3,313,394)
Net transfers between other subaccounts
or fixed rate option	(11,499,113)	22,517,445	459,628	322,911	28,651,534
Miscellaneous transactions	(1,743)	(36,078)	1,272	(271)	(5)
Other charges	(1,161,807)	(1,211,855)	(73,325)	(57,131)	(4,157)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(16,510,720)	1,762,113,820	1,725,296	2,234,953	25,333,978

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,864,468)	1,089,609,083	(59,641)	997,729	25,613,373

NET ASSETS
Beginning of period	142,434,560	8,715,463,039	17,609,476	12,959,602	5,080,781
End of period	$117,570,092	$9,805,072,122	$17,549,835	$13,957,331	$30,694,154

Beginning units	8,768,798	775,115,905	1,066,271	758,443	456,931
Units issued	1,546,500	170,762,531	325,882	248,643	3,690,209
Units redeemed	(2,595,558)	(4,230,981)	(231,165)	(124,468)	(1,320,437)
Ending units	7,719,740	941,647,455	1,160,988	882,618	2,826,703

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	4/27/2018**

OPERATIONS
Net investment income (loss)	$(23,001,857)	$(199,028)	$(348,152)	$(455,651)	$(70,078)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	15,948,874	318,990	604,790	1,363,398	2,281,555
Net change in unrealized appreciation (depreciation) on investments	(171,117,283)	(3,410,358)	(4,710,057)	(6,302,316)	(2,659,187)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(178,170,266)	(3,290,396)	(4,453,419)	(5,394,569)	(447,710)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	653,027,974	4,413,703	7,429,317	10,521,829	1,119,707
Annuity payments	(16,053)	—	—	—	—
Surrenders, withdrawals and death benefits	(43,217,898)	(1,351,264)	(2,303,822)	(4,373,435)	(706,954)
Net transfers between other subaccounts
or fixed rate option	(215,817,003)	1,278,721	848,210	(1,843,828)	(37,302,929)
Miscellaneous transactions	29,807	(376)	736	614	(268)
Other charges	(20,849,053)	(182,435)	(315,991)	(421,690)	(66,493)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	373,157,774	4,158,349	5,658,450	3,883,490	(36,956,937)

TOTAL INCREASE (DECREASE) IN NET ASSETS	194,987,508	867,953	1,205,031	(1,511,079)	(37,404,647)

NET ASSETS
Beginning of period	1,294,637,535	28,427,192	51,709,291	71,845,558	37,404,647
End of period	$1,489,625,043	$29,295,145	$52,914,322	$70,334,479	$—

Beginning units	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477
Units issued	57,112,636	565,405	753,461	1,000,873	126,088
Units redeemed	(31,008,728)	(229,019)	(316,789)	(698,545)	(3,620,565)
Ending units	125,667,557	2,648,355	4,446,454	5,860,541	—

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(120,570)	$(191,967)	$(204,002)	$(13,526)	$(33,630)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	67,745	418,855	116,730	(29,632)	50,689
Net change in unrealized appreciation (depreciation) on investments	(1,166,880)	(4,638,315)	(363,821)	(95,563)	(558,756)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,219,705)	(4,411,427)	(451,093)	(138,721)	(541,697)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,641,414	6,952,718	7,194,038	246,458	1,561,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(700,091)	(835,416)	(3,070,066)	(66,281)	(185,612)
Net transfers between other subaccounts
or fixed rate option	1,712,929	44,931	38,090	25,863	(214,469)
Miscellaneous transactions	176	(241)	(209)	—	79
Other charges	(118,957)	(175,286)	(198,342)	(12,753)	(30,643)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,535,471	5,986,706	3,963,511	193,287	1,130,524

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,315,766	1,575,279	3,512,418	54,566	588,827

NET ASSETS
Beginning of period	17,710,004	29,106,640	29,511,411	2,366,288	5,087,040
End of period	$19,025,770	$30,681,919	$33,023,829	$2,420,854	$5,675,867

Beginning units	1,742,753	2,236,025	2,831,694	233,518	431,093
Units issued	423,674	652,409	958,889	85,275	152,327
Units redeemed	(176,088)	(190,734)	(574,675)	(64,730)	(54,272)
Ending units	1,990,339	2,697,700	3,215,908	254,063	529,148

The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(30,031)	$(4,952,980)	$(1,824,177)	$(20,300)	$(9,039)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,784)	2,290,608	(1,380,827)	3,257	1,352
Net change in unrealized appreciation (depreciation) on investments	(15,909)	(28,810,965)	756,845	15,479	(2,939)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(48,724)	(31,473,337)	(2,448,159)	(1,564)	(10,626)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,061,926	114,108,587	—	838,118	436,319
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(1,690,860)	(6,612,464)	(20,876,160)	(113,314)	(28,395)
Net transfers between other subaccounts
or fixed rate option	1,137,506	(47,958,581)	17,106,312	173,663	(6,074)
Miscellaneous transactions	133	4,089	24	(66)	14
Other charges	(27,341)	(4,679,932)	(38,747)	(19,033)	(8,292)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	481,364	54,861,699	(3,808,571)	879,368	393,572

TOTAL INCREASE (DECREASE) IN NET ASSETS	432,640	23,388,362	(6,256,730)	877,804	382,946

NET ASSETS
Beginning of period	4,716,502	297,699,165	80,946,319	2,972,639	1,226,849
End of period	$5,149,142	$321,087,527	$74,689,589	$3,850,443	$1,609,795

Beginning units	498,240	25,240,844	8,158,465	278,107	116,503
Units issued	321,469	10,964,499	5,687,737	120,915	49,938
Units redeemed	(271,106)	(6,795,968)	(6,063,201)	(37,967)	(12,119)
Ending units	548,603	29,409,375	7,783,001	361,055	154,322

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(10,562)	$(10,344)	$(20,986)	$(13,507)	$(44,000)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(3,138)	7,331	44,567	(1,641)	14,736
Net change in unrealized appreciation (depreciation) on investments	(5,915)	60,168	(336,110)	(131,258)	(1,258,800)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(19,615)	57,155	(312,529)	(146,406)	(1,288,064)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	741,335	455,861	1,499,965	652,438	1,867,261
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(115,836)	(79,542)	(141,758)	(44,978)	(224,783)
Net transfers between other subaccounts
or fixed rate option	259,445	134,624	(149,344)	638,103	(547,262)
Miscellaneous transactions	12	109	29	(6)	(308)
Other charges	(9,625)	(9,750)	(18,553)	(12,008)	(38,931)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	875,331	501,302	1,190,339	1,233,549	1,055,977

TOTAL INCREASE (DECREASE) IN NET ASSETS	855,716	558,457	877,810	1,087,143	(232,087)

NET ASSETS
Beginning of period	1,305,704	1,544,980	3,008,234	1,828,916	6,792,158
End of period	$2,161,420	$2,103,437	$3,886,044	$2,916,059	$6,560,071

Beginning units	143,741	147,412	271,371	199,251	583,227
Units issued	143,574	73,206	149,641	152,311	201,563
Units redeemed	(46,252)	(25,484)	(42,843)	(11,165)	(116,139)
Ending units	241,063	195,134	378,169	340,397	668,651

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(45,953)	$(27,719)	$(84,653)	$129,023	$(81,498)
Capital gains distributions received	—	—	—	1,866,522	24,469
Net realized gain (loss) on shares redeemed	4,665	22,937	187,659	108,277	22,891
Net change in unrealized appreciation (depreciation) on investments	(266,276)	(350,521)	(871,960)	(5,595,149)	(722,525)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(307,564)	(355,303)	(768,954)	(3,491,327)	(756,663)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,427,899	1,373,239	2,339,235	9,016,455	3,513,346
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(183,541)	(105,423)	(445,783)	(1,237,803)	(582,954)
Net transfers between other subaccounts
or fixed rate option	404,653	324,564	176,178	608,028	2,635,300
Miscellaneous transactions	(175)	(110)	(368)	(142)	35
Other charges	(43,608)	(26,836)	(78,485)	(225,781)	(77,913)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,605,228	1,565,434	1,990,777	8,160,757	5,487,814

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,297,664	1,210,131	1,221,823	4,669,430	4,731,151

NET ASSETS
Beginning of period	6,028,189	3,632,633	13,032,100	34,766,175	9,257,075
End of period	$8,325,853	$4,842,764	$14,253,923	$39,435,605	$13,988,226

Beginning units	608,538	319,062	1,096,903	2,990,540	790,486
Units issued	329,097	162,703	316,674	927,517	685,962
Units redeemed	(62,748)	(25,678)	(144,662)	(225,263)	(212,111)
Ending units	874,887	456,087	1,268,915	3,692,794	1,264,337

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028	AST Bond Portfolio 2029	AST American Funds Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/2/2018*	4/30/2018*
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,071,916)	$(90,513)	$(487,633)	$(20,856)	$(1,223,265)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(1,758,122)	230,478	(63,598)	7,189	(2,743,743)
Net change in unrealized appreciation (depreciation) on investments	1,130,024	(1,560,614)	904,901	87,625	(17,222,549)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,700,014)	(1,420,649)	353,670	73,958	(21,189,557)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	8,736	—	—	311,166,536
Annuity payments	—	(29,660)	—	—	—
Surrenders, withdrawals and death benefits	(14,929,916)	(519,235)	(3,391,266)	(231,195)	(641,380)
Net transfers between other subaccounts
or fixed rate option	16,336,615	140,525	27,549,664	3,166,541	(13,979,179)
Miscellaneous transactions	(236)	(3)	(90)	(26)	(16,212)
Other charges	(46,093)	(26,824)	(8,078)	(133)	(867,106)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,360,370	(426,461)	24,150,230	2,935,187	295,662,659

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,339,644)	(1,847,110)	24,503,900	3,009,145	274,473,102

NET ASSETS
Beginning of period	87,630,525	7,380,531	2,218,951	—	—
End of period	$86,290,881	$5,533,421	$26,722,851	$3,009,145	$274,473,102

Beginning units	8,867,501	546,577	222,276	—	—
Units issued	6,408,084	79,002	5,063,302	455,445	32,189,087
Units redeemed	(6,226,000)	(119,084)	(2,497,789)	(142,448)	(3,198,996)
Ending units	9,049,585	506,495	2,787,789	312,997	28,990,091
*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(817,143)	$(2,029,768)	$(2,472,650)	$(156,582)	$(196,127)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,399,863	10,677,880	741,076	788,883
Net change in unrealized appreciation (depreciation) on investments	—	7,510,627	28,525,225	828,466	861,437
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(817,143)	7,880,722	36,730,455	1,412,960	1,454,193

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,066	341,031	492,862	68,666	69,763
Annuity payments	(1,076,236)	(2,176,595)	(1,214,522)	(384,542)	(335,940)
Surrenders, withdrawals and death benefits	(19,503,983)	(16,301,868)	(17,387,948)	(1,360,306)	(1,535,491)
Net transfers between other subaccounts
or fixed rate option	6,596,978	2,531,075	(4,051,691)	92,843	23,343
Miscellaneous transactions	4,378	2,647	(3,398)	383	(495)
Other charges	(117,487)	(46,474)	(146,525)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,184,284)	(15,650,184)	(22,311,222)	(1,582,956)	(1,778,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,001,427)	(7,769,462)	14,419,233	(169,996)	(324,627)

NET ASSETS
Beginning of period	96,410,894	148,549,257	162,270,550	11,278,451	14,319,345
End of period	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

Beginning units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901
Units issued	12,977,307	481,695	190,275	75,541	25,732
Units redeemed	(25,134,419)	(6,317,640)	(6,964,887)	(576,797)	(652,235)
Ending units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398

The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,482,600)	$6,750,571	$(44,760)	$334,779	$(818,469)
Capital gains distributions received	—	—	—	5,583,184	—
Net realized gain (loss) on shares redeemed	11,791,555	(119,244)	(195,987)	15,207,011	2,964,435
Net change in unrealized appreciation (depreciation) on investments	24,492,699	2,312,788	152,315	29,290,647	9,283,954
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,801,654	8,944,115	(88,432)	50,415,621	11,429,920

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	587,589	314,931	36,562	1,045,606	231,906
Annuity payments	(1,172,572)	(927,777)	(15,432)	(2,471,544)	(311,606)
Surrenders, withdrawals and death benefits	(24,155,666)	(15,465,175)	(371,642)	(32,874,980)	(5,113,940)
Net transfers between other subaccounts
or fixed rate option	(4,995,821)	551,974	44,791	(2,077,540)	(1,023,451)
Miscellaneous transactions	(4,859)	(2,013)	(18)	(6,385)	178
Other charges	(331,350)	(206,483)	—	(321,074)	(66,645)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,072,679)	(15,734,543)	(305,739)	(36,705,917)	(6,283,558)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,728,975	(6,790,428)	(394,171)	13,709,704	5,146,362

NET ASSETS
Beginning of period	231,803,088	148,803,486	3,664,511	273,087,884	52,073,305
End of period	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

Beginning units	78,961,808	31,833,690	681,242	91,196,336	22,600,017
Units issued	308,804	206,413	34,543	1,074,038	373,446
Units redeemed	(9,949,162)	(3,389,761)	(98,172)	(12,598,261)	(2,806,697)
Ending units	69,321,450	28,650,342	617,613	79,672,113	20,166,766

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,023,907)	$(809,779)	$(55,213)	$213,827	$(265,109)
Capital gains distributions received	—	—	788,060	6,152,334	3,702,967
Net realized gain (loss) on shares redeemed	22,999,497	4,663,485	545,919	3,122,094	2,490,492
Net change in unrealized appreciation (depreciation) on investments	62,663,467	2,445,307	3,138,800	(663,373)	2,001,707
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	81,639,057	6,299,013	4,417,566	8,824,882	7,930,057

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	641,262	67,835	28,827	90,048	135,174
Annuity payments	(1,601,512)	(430,268)	(158,184)	(583,048)	(587,979)
Surrenders, withdrawals and death benefits	(25,927,652)	(6,211,313)	(1,669,632)	(7,284,223)	(6,712,761)
Net transfers between other subaccounts
or fixed rate option	(7,311,666)	(155,632)	604,018	(1,896,063)	(1,009,752)
Miscellaneous transactions	1,734	(3,567)	66	(93)	(1,549)
Other charges	(243,956)	(10,820)	(4,100)	(13,547)	(21,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(34,441,790)	(6,743,765)	(1,199,005)	(9,686,926)	(8,198,391)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,197,267	(444,752)	3,218,561	(862,044)	(268,334)

NET ASSETS
Beginning of period	247,239,107	59,541,895	17,264,077	66,113,540	71,609,927
End of period	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

Beginning units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185
Units issued	458,568	290,527	804,981	75,537	25,502
Units redeemed	(10,006,751)	(1,478,554)	(1,452,002)	(2,672,516)	(2,826,863)
Ending units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS® Research Series (Initial Class)	MFS® Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(535,650)	$148,179	$(6,623)	$(746,154)	$66,761
Capital gains distributions received	507,673	—	1,190,916	2,267,601	—
Net realized gain (loss) on shares redeemed	1,316,228	(678,594)	765,604	3,231,502	1,301,104
Net change in unrealized appreciation (depreciation) on investments	11,006,265	15,183,765	1,550,280	10,079,985	471,952
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,294,516	14,653,350	3,500,177	14,832,934	1,839,817

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	117,778	108,105	18,974	127,034	33,877
Annuity payments	(620,480)	(372,313)	(277,971)	(240,578)	(162,747)
Surrenders, withdrawals and death benefits	(4,911,180)	(4,517,789)	(1,727,910)	(5,340,569)	(2,418,235)
Net transfers between other subaccounts
or fixed rate option	(1,403,218)	(1,838,241)	(229,163)	(849,582)	(516,984)
Miscellaneous transactions	(672)	1,095	(250)	(103)	(407)
Other charges	(16,741)	(16,370)	(4,907)	(16,412)	(5,521)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,834,513)	(6,635,513)	(2,221,227)	(6,320,210)	(3,070,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,460,003	8,017,837	1,278,950	8,512,724	(1,230,200)

NET ASSETS
Beginning of period	49,711,304	52,039,355	16,979,027	52,348,094	27,509,117
End of period	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

Beginning units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353
Units issued	140,457	48,227	75,097	221,007	147,550
Units redeemed	(2,431,216)	(2,068,648)	(770,881)	(2,035,311)	(971,735)
Ending units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168

The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(326,887)	$(598,257)	$(161,263)	$(109,082)	$(1,422,576)
Capital gains distributions received	2,290,653	—	2,056,341	464,092	—
Net realized gain (loss) on shares redeemed	(590,393)	3,739,964	(182,512)	386,377	6,986,933
Net change in unrealized appreciation (depreciation) on investments	2,832,896	7,574,729	3,024,799	1,255,477	3,317,092
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,206,269	10,716,436	4,737,365	1,996,864	8,881,449

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,413	43,830	53,496	3,652	209,585
Annuity payments	(113,659)	(429,197)	(116,775)	(25,698)	(286,255)
Surrenders, withdrawals and death benefits	(2,082,500)	(4,379,273)	(2,266,484)	(502,884)	(8,983,196)
Net transfers between other subaccounts
or fixed rate option	(175,903)	(1,414,815)	(699,713)	530,372	(2,306,912)
Miscellaneous transactions	(87)	(587)	(417)	17	(1,484)
Other charges	(6,070)	(9,930)	(5,075)	(1,459)	(225,111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,362,806)	(6,189,972)	(3,034,968)	4,000	(11,593,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,843,463	4,526,464	1,702,397	2,000,864	(2,711,924)

NET ASSETS
Beginning of period	22,199,378	40,265,813	24,077,097	6,715,446	93,506,305
End of period	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

Beginning units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785
Units issued	142,902	107,491	53,304	997,029	526,194
Units redeemed	(914,449)	(2,202,623)	(1,621,744)	(1,000,082)	(4,234,136)
Ending units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,342)	$(1,643,114)	$(490,551)	$(8,474,733)	$(3,762,148)
Capital gains distributions received	95,594	—	—	—	—
Net realized gain (loss) on shares redeemed	316,513	6,819,562	670,861	12,503,854	7,519,542
Net change in unrealized appreciation (depreciation) on investments	1,944,720	14,022,323	8,538,555	42,845,304	7,137,267
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,218,485	19,198,771	8,718,865	46,874,425	10,894,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,242	237,659	87,089	7,962,991	9,178,695
Annuity payments	(123,965)	(546,956)	(270,849)	(348,582)	(164,177)
Surrenders, withdrawals and death benefits	(830,952)	(11,078,177)	(2,988,265)	(31,685,530)	(12,918,452)
Net transfers between other subaccounts
or fixed rate option	(27,563)	(324,598)	(399,586)	97,640,448	(676,864)
Miscellaneous transactions	71	206	(1,568)	(48,508)	(1,445)
Other charges	(28,577)	(263,335)	(76,529)	(5,901,034)	(2,102,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(959,744)	(11,975,201)	(3,649,708)	67,619,785	(6,684,327)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,258,741	7,223,570	5,069,157	114,494,210	4,210,334

NET ASSETS
Beginning of period	9,066,913	98,682,778	27,187,752	532,188,733	239,515,128
End of period	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

Beginning units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924
Units issued	87,146	452,255	558,429	7,564,942	1,762,372
Units redeemed	(593,217)	(4,334,633)	(2,589,727)	(3,833,003)	(2,016,903)
Ending units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(24,995,774)	$(1,930,750)	$(3,164,791)	$(2,531,018)	$(1,787,640)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,416,310	3,999,417	5,683,455	8,370,365	5,764,446
Net change in unrealized appreciation (depreciation) on investments	141,018,459	14,802,635	9,422,707	30,927,180	13,495,431
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	150,438,995	16,871,302	11,941,371	36,766,527	17,472,237

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,914,889	5,420,299	14,278,591	5,184,798	2,335,913
Annuity payments	(919,232)	(110,380)	(142,319)	(299,122)	(164,611)
Surrenders, withdrawals and death benefits	(77,449,024)	(5,631,625)	(14,261,303)	(9,612,589)	(6,807,487)
Net transfers between other subaccounts
or fixed rate option	(12,726,040)	5,400,883	6,806,851	9,943,154	975,600
Miscellaneous transactions	2,257	(1,104)	138	(2,151)	408
Other charges	(15,866,502)	(1,070,769)	(1,589,870)	(1,492,897)	(992,873)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,043,652)	4,007,304	5,092,088	3,721,193	(4,653,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,395,343	20,878,606	17,033,459	40,487,720	12,819,187

NET ASSETS
Beginning of period	1,487,767,353	113,488,338	202,253,508	141,143,501	106,316,957
End of period	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

Beginning units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838
Units issued	4,729,941	1,389,576	2,856,078	1,585,621	808,592
Units redeemed	(9,866,617)	(1,086,672)	(2,448,039)	(1,360,071)	(1,016,832)
Ending units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598

The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,199,770)	$(8,797,407)	$(5,410,817)	$(9,047,467)	$(6,854,314)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,096,352	15,485,648	22,318,307	3,378,533	32,318,034
Net change in unrealized appreciation (depreciation) on investments	693,018	118,481,783	54,936,586	18,655,400	93,180,513
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,589,600	125,170,024	71,844,076	12,986,466	118,644,233

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,593,808	14,006,157	11,092,329	12,846,064	7,748,406
Annuity payments	(112,706)	(511,018)	(158,550)	(237,516)	(304,138)
Surrenders, withdrawals and death benefits	(8,348,912)	(30,833,460)	(22,026,937)	(37,382,586)	(26,553,208)
Net transfers between other subaccounts
or fixed rate option	969,495	9,088,318	273,401	58,808,189	(19,665,931)
Miscellaneous transactions	4,738	861	(1,635)	(1,346)	(2,222)
Other charges	(1,175,667)	(5,231,085)	(4,581,053)	(7,168,822)	(3,930,944)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,069,244)	(13,480,227)	(15,402,445)	26,863,983	(42,708,037)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,520,356	111,689,797	56,441,631	39,850,449	75,936,196

NET ASSETS
Beginning of period	139,959,945	496,877,131	411,063,140	648,214,818	390,226,357
End of period	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

Beginning units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608
Units issued	1,746,805	3,489,160	2,744,786	7,182,199	2,146,402
Units redeemed	(1,893,103)	(4,034,824)	(3,535,893)	(4,896,735)	(3,896,293)
Ending units	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717

The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,186,111)	$(5,753,065)	$(2,522,132)	$(3,814,472)	$(4,355,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,339,251	14,686,284	675,713	12,048,621	2,854,502
Net change in unrealized appreciation (depreciation) on investments	31,751,714	32,150,415	2,110,710	39,193,962	24,255,155
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,904,854	41,083,634	264,291	47,428,111	22,753,830

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,464,434	15,392,484	12,596,291	13,651,525	4,691,421
Annuity payments	(256,547)	(273,034)	(1,701,957)	(124,748)	(336,533)
Surrenders, withdrawals and death benefits	(9,015,521)	(19,908,922)	(19,513,195)	(15,488,730)	(15,766,812)
Net transfers between other subaccounts
or fixed rate option	4,794,955	14,683,951	12,865,397	9,055,395	10,972,234
Miscellaneous transactions	(631)	(4,911)	554	(1,200)	(13,975)
Other charges	(1,370,136)	(3,173,945)	(1,149,050)	(2,164,059)	(2,411,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,616,554	6,715,623	3,098,040	4,928,183	(2,864,814)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,521,408	47,799,257	3,362,331	52,356,294	19,889,016

NET ASSETS
Beginning of period	127,816,684	334,007,338	161,562,136	222,962,239	265,263,467
End of period	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

Beginning units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163
Units issued	1,559,032	2,877,262	4,671,615	2,361,074	4,757,881
Units redeemed	(1,305,586)	(2,437,175)	(4,337,063)	(2,036,796)	(4,972,420)
Ending units	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(176,978,676)	$(6,158,132)	$(3,497,130)	$(2,346,352)	$(25,180,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	199,558,327	14,277,562	5,030,315	467,202	31,702,455
Net change in unrealized appreciation (depreciation) on investments	1,402,620,972	72,216,608	49,715,969	2,920,202	168,469,134
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,425,200,623	80,336,038	51,249,154	1,041,052	174,991,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	281,106,012	14,153,039	1,587,207	8,476,562	39,381,977
Annuity payments	(3,215,494)	(285,442)	(73,913)	(20,753)	(1,912,946)
Surrenders, withdrawals and death benefits	(516,125,486)	(22,118,441)	(11,859,887)	(8,965,819)	(76,256,411)
Net transfers between other subaccounts
or fixed rate option	24,165,484	19,287,837	27,904,881	17,265,300	(2,937,310)
Miscellaneous transactions	12,681	1,598	(1,785)	(66)	(314)
Other charges	(122,392,756)	(3,794,443)	(1,988,661)	(1,861,488)	(17,448,795)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(336,449,559)	7,244,148	15,567,842	14,893,736	(59,173,799)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,088,751,064	87,580,186	66,816,996	15,934,788	115,817,604

NET ASSETS
Beginning of period	10,599,349,559	360,344,162	178,123,623	172,269,737	1,510,961,842
End of period	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

Beginning units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258
Units issued	20,485,535	3,603,684	3,411,678	3,264,096	5,516,626
Units redeemed	(39,115,411)	(3,109,504)	(2,157,355)	(1,789,009)	(10,090,345)
Ending units	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,189,100)	$(54,850,471)	$(116,995,442)	$(73,694,953)	$(56,238,173)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	181,555,004	69,810,708	194,137,316	120,360,779	66,050,393
Net change in unrealized appreciation (depreciation) on investments	1,210,544,411	313,234,522	837,950,941	311,469,275	474,565,143
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,253,910,315	328,194,759	915,092,815	358,135,101	484,377,363

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	287,028,278	30,337,194	229,549,662	96,337,878	116,944,324
Annuity payments	(2,116,872)	(1,517,091)	(6,468,348)	(3,843,650)	(985,007)
Surrenders, withdrawals and death benefits	(396,176,382)	(171,368,817)	(392,084,709)	(297,829,155)	(163,955,730)
Net transfers between other subaccounts
or fixed rate option	247,336,469	82,693,460	(15,727,870)	266,752,861	2,570,020
Miscellaneous transactions	(20,884)	(13,854)	(22,470)	52,388	(4,956)
Other charges	(83,690,433)	(30,490,399)	(72,618,671)	(43,002,110)	(38,624,501)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,360,176	(90,359,507)	(257,372,406)	18,468,212	(84,055,850)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,306,270,491	237,835,252	657,720,409	376,603,313	400,321,513

NET ASSETS
Beginning of period	7,757,048,134	3,099,702,431	7,082,881,507	4,238,526,630	3,336,732,284
End of period	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

Beginning units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644
Units issued	36,644,204	18,804,117	19,178,570	40,822,330	11,068,531
Units redeemed	(30,446,911)	(25,657,409)	(33,974,503)	(36,574,069)	(16,063,084)
Ending units	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(189,687,791)	$(103,205,489)	$(11,557,206)	$(2,458,435)	$(3,655,765)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	132,699,652	151,763,120	42,582,216	—	10,902,475
Net change in unrealized appreciation (depreciation) on investments	1,628,456,662	865,611,604	188,363,892	—	38,659,102
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,571,468,523	914,169,235	219,388,902	(2,458,435)	45,905,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	292,796,780	128,817,569	30,432,585	30,041,556	8,031,442
Annuity payments	(1,993,143)	(2,547,634)	(615,646)	(266,776)	(99,201)
Surrenders, withdrawals and death benefits	(540,086,363)	(303,762,527)	(46,416,656)	(718,641,336)	(14,313,672)
Net transfers between other subaccounts
or fixed rate option	5,636,569,975	(27,207,938)	35,858,162	663,327,255	12,676,322
Miscellaneous transactions	(3,386)	(13,369)	(4,713)	(10,073)	(890)
Other charges	(131,232,696)	(69,920,100)	(6,265,903)	(1,250,200)	(1,913,019)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,256,051,167	(274,633,999)	12,987,829	(26,799,574)	4,380,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,827,519,690	639,535,236	232,376,731	(29,258,009)	50,286,794

NET ASSETS
Beginning of period	7,626,845,023	6,167,028,676	601,543,518	229,530,584	205,700,199
End of period	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

Beginning units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718
Units issued	388,634,766	10,203,154	5,456,765	34,561,190	2,058,145
Units redeemed	(45,400,230)	(26,350,525)	(4,557,267)	(37,605,910)	(1,783,673)
Ending units	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190
The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,063,367)	$(2,025,361)	$(2,777,815)	$(33,151,053)	$(11,118,562)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,119,726	2,357,181	9,937,723	20,223,486	6,817,878
Net change in unrealized appreciation (depreciation) on investments	59,621,413	25,020,362	60,000,996	73,276,762	33,920,306
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,677,772	25,352,182	67,160,904	60,349,195	29,619,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,488,253	5,390,732	8,061,493	22,795	13,683,028
Annuity payments	(1,745,034)	(72,222)	(33,761)	(221,771)	(1,752,418)
Surrenders, withdrawals and death benefits	(108,112,964)	(8,394,158)	(10,653,724)	(99,836,724)	(49,469,516)
Net transfers between other subaccounts
or fixed rate option	156,359,671	6,917,503	10,830,196	(1,649,859,719)	122,377,493
Miscellaneous transactions	317	704	(1,437)	14,412	(4,990)
Other charges	(15,463,880)	(1,026,001)	(2,726,610)	(23,484,631)	(6,371,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	47,526,363	2,816,558	5,476,157	(1,773,365,638)	78,461,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,204,135	28,168,740	72,637,061	(1,713,016,443)	108,081,608

NET ASSETS
Beginning of period	1,625,407,883	119,787,625	196,951,749	2,963,395,558	615,289,540
End of period	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

Beginning units	143,733,741	11,324,340	17,977,289	229,222,428	50,539,798
Units issued	17,467,858	1,797,172	3,449,678	63,062,195	12,529,102
Units redeemed	(13,269,432)	(1,638,524)	(3,209,040)	(200,341,806)	(6,216,965)
Ending units	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935

The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,372,913)	$(229,802)	$(1,209,492)	$(3,443,264)	$(5,205,145)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	748,241	82,444	1,548,728	3,222,992	15,972,862
Net change in unrealized appreciation (depreciation) on investments	(350,682)	16,149	6,211,818	44,707,417	23,261,770
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(975,354)	(131,209)	6,551,054	44,487,145	34,029,487

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,464,603	2,261,311	12,304,928
Annuity payments	—	—	(10,021)	(152,969)	(296,650)
Surrenders, withdrawals and death benefits	(13,640,372)	(1,924,320)	(4,371,975)	(10,405,248)	(18,540,187)
Net transfers between other subaccounts
or fixed rate option	42,427,435	(1,161,241)	3,569,374	33,834,595	16,056,922
Miscellaneous transactions	(672)	(105)	208	(499)	(1,387)
Other charges	(35,053)	(4,938)	(688,991)	(2,165,194)	(3,074,905)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,751,338	(3,090,604)	(36,802)	23,371,996	6,448,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,775,984	(3,221,813)	6,514,252	67,859,141	40,478,208

NET ASSETS
Beginning of period	60,356,622	12,094,158	71,984,180	172,459,595	314,315,308
End of period	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

Beginning units	5,248,240	1,014,457	4,912,337	19,509,330	15,081,499
Units issued	4,019,012	50,827	818,933	5,540,527	2,924,140
Units redeemed	(1,434,373)	(310,584)	(817,920)	(3,184,357)	(2,485,418)
Ending units	7,832,879	754,700	4,913,350	21,865,500	15,520,221

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(64,052,981)	$(37,706,532)	$(33,577,929)	$(5,719)	$(1,433)
Capital gains distributions received	—	—	—	—	10,895
Net realized gain (loss) on shares redeemed	63,773,804	38,412,419	29,624,224	23,380	25,563
Net change in unrealized appreciation (depreciation) on investments	560,314,925	336,068,961	216,531,951	59,743	65,670
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	560,035,748	336,774,848	212,578,246	77,404	100,695

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	106,644,068	105,687,953	67,152,085	—	—
Annuity payments	(671,902)	(307,720)	(577,223)	—	—
Surrenders, withdrawals and death benefits	(182,571,367)	(95,198,072)	(98,075,414)	(61,090)	(20,719)
Net transfers between other subaccounts
or fixed rate option	25,693,821	50,262,713	380,487,920	(59,691)	(171,291)
Miscellaneous transactions	1,108	(1,316)	125	—	(589)
Other charges	(47,912,483)	(26,811,579)	(24,903,159)	(3,215)	(7,122)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(98,816,755)	33,631,979	324,084,334	(123,996)	(199,721)

TOTAL INCREASE (DECREASE) IN NET ASSETS	461,218,993	370,406,827	536,662,580	(46,592)	(99,026)

NET ASSETS
Beginning of period	3,900,807,598	2,207,521,959	1,819,141,720	566,552	878,024
End of period	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960	$778,998

Beginning units	310,670,767	161,567,047	149,330,877	24,640	48,679
Units issued	11,754,372	11,796,909	39,063,757	6,257	9,600
Units redeemed	(18,104,102)	(8,366,177)	(11,522,799)	(11,665)	(20,144)
Ending units	304,321,037	164,997,779	176,871,835	19,232	38,135

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,332)	$(24,686)	$(5,343)	$(9,040)	$(4,804)
Capital gains distributions received	—	111,608	—	59,461	28,467
Net realized gain (loss) on shares redeemed	55,712	98,215	30,062	11,741	19,329
Net change in unrealized appreciation (depreciation) on investments	127,809	131,949	89,582	36,937	(3,391)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	173,189	317,086	114,301	99,099	39,601

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	11,545	15,677	11,980	—	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(153,578)	(159,337)	(13,685)	(73,872)	(30,122)
Net transfers between other subaccounts
or fixed rate option	395,341	15,674	301,832	68,377	(22,559)
Miscellaneous transactions	(62)	(396)	—	—	(3)
Other charges	(9,185)	(14,277)	(4,584)	(5,344)	(3,818)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	244,061	(142,659)	295,543	(10,839)	(56,502)

TOTAL INCREASE (DECREASE) IN NET ASSETS	417,250	174,427	409,844	88,260	(16,901)

NET ASSETS
Beginning of period	834,278	1,697,616	399,398	557,065	487,177
End of period	$1,251,528	$1,872,043	$809,242	$645,325	$470,276

Beginning units	70,169	82,182	23,130	31,628	27,501
Units issued	44,691	14,512	24,235	7,799	12,066
Units redeemed	(27,910)	(20,645)	(9,224)	(7,837)	(14,966)
Ending units	86,950	76,049	38,141	31,590	24,601

The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommu-nications	ProFund VP Utilities
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,083)	$(7,873)	$(3,423)	$4,028	$5,851
Capital gains distributions received	14,895	66,426	3,030	6,945	21,138
Net realized gain (loss) on shares redeemed	35,761	22,044	12,934	14,854	46,050
Net change in unrealized appreciation (depreciation) on investments	(29,504)	7,137	18,733	(30,239)	(14,236)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	19,069	87,734	31,274	(4,412)	58,803

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	31,451	12,600	—	6,000
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(179,180)	(128,244)	(91,522)	(13,659)	(45,591)
Net transfers between other subaccounts
or fixed rate option	(32,153)	(1,237)	164,495	(105,165)	(246,495)
Miscellaneous transactions	(252)	—	—	52	(508)
Other charges	(2,271)	(5,743)	(2,653)	(812)	(4,705)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(213,856)	(103,773)	82,920	(119,584)	(291,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(194,787)	(16,039)	114,194	(123,996)	(232,496)

NET ASSETS
Beginning of period	446,045	825,233	240,194	248,321	807,013
End of period	$251,258	$809,194	$354,388	$124,325	$574,517

Beginning units	32,649	39,140	13,026	15,850	51,008
Units issued	13,914	11,554	12,144	2,923	6,623
Units redeemed	(29,352)	(15,760)	(8,166)	(9,327)	(22,880)
Ending units	17,211	34,934	17,004	9,446	34,751

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2020	AST Bond Portfolio 2017
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(15,192)	$(3,298)	$(3,038,701)	$(317,248)	$(1,117,957)
Capital gains distributions received	43,678	—	—	—	—
Net realized gain (loss) on shares redeemed	79,033	41,917	9,625,807	403,753	2,047,979
Net change in unrealized appreciation (depreciation) on investments	116,982	61,713	50,606,197	(202,397)	(1,589,239)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	224,501	100,332	57,193,303	(115,892)	(659,217)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	8,274,558	—	—
Annuity payments	—	—	(345,690)	—	(14,513)
Surrenders, withdrawals and death benefits	(124,159)	(17,776)	(11,575,011)	(2,344,884)	(4,187,133)
Net transfers between other subaccounts
or fixed rate option	(85,186)	(137,310)	14,315,422	(7,349,245)	(63,669,240)
Miscellaneous transactions	(1)	(1)	(3,057)	49	1,086
Other charges	(7,994)	(6,831)	(1,810,313)	(6,140)	(37,628)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(217,340)	(161,918)	8,855,909	(9,700,220)	(67,907,428)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,161	(61,586)	66,049,212	(9,816,112)	(68,566,645)

NET ASSETS
Beginning of period	1,017,622	942,477	164,028,781	18,823,994	70,432,053
End of period	$1,024,783	$880,891	$230,077,993	$9,007,882	$1,865,408

Beginning units	60,211	65,291	9,078,252	1,552,462	6,458,633
Units issued	8,033	3,713	2,070,861	28,948	17,646
Units redeemed	(18,805)	(13,298)	(1,582,780)	(826,715)	(6,305,169)
Ending units	49,439	55,706	9,566,333	754,695	171,110

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,485,950)	$3,819	$(12,089)	$(6,961)	$(1,060,063)
Capital gains distributions received	—	—	26,140	12,059	—
Net realized gain (loss) on shares redeemed	1,514,115	1,111	9,951	14,271	827,043
Net change in unrealized appreciation (depreciation) on investments	(354,439)	48,321	213,821	66,439	87,832
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(326,274)	53,251	237,823	85,808	(145,188)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	3,000	—	—	—
Annuity payments	(33,678)	—	—	—	—
Surrenders, withdrawals and death benefits	(8,057,083)	(14,035)	(22,974)	(49,272)	(4,649,056)
Net transfers between other subaccounts
or fixed rate option	(19,462,714)	734	(34,494)	(22,302)	(21,254,990)
Miscellaneous transactions	620	—	25	(22)	(552)
Other charges	(41,298)	(703)	(2,611)	(466)	(35,600)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,594,153)	(11,004)	(60,054)	(72,062)	(25,940,198)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,920,427)	42,247	177,769	13,746	(26,085,386)

NET ASSETS
Beginning of period	76,946,121	237,488	750,391	389,391	62,227,719
End of period	$49,025,694	$279,735	$928,160	$403,137	$36,142,333

Beginning units	6,205,994	15,163	246,748	21,863	5,334,309
Units issued	235,224	455	649	17	245,725
Units redeemed	(2,428,155)	(1,097)	(17,578)	(3,600)	(2,455,428)
Ending units	4,013,063	14,521	229,819	18,280	3,124,606

The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,316,078)	$(29,906,023)	$(11,524)	$(3,634,909)	$(195,165)
Capital gains distributions received	—	—	121,631	—	—
Net realized gain (loss) on shares redeemed	19,713,127	33,719,973	31,845	1,701,692	(23,310)
Net change in unrealized appreciation (depreciation) on investments	144,158,672	190,871,692	111,527	13,123,383	234,314
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	149,555,721	194,685,642	253,479	11,190,166	15,839

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	136,830,186	81,135,592	—	12,715,147	—
Annuity payments	(27,072)	(2,364,147)	—	(86,078)	—
Surrenders, withdrawals and death benefits	(72,041,861)	(96,595,882)	(78,310)	(17,135,037)	(1,602,361)
Net transfers between other subaccounts
or fixed rate option	23,381,130	2,245,325	(21,778)	40,559,167	(4,161,916)
Miscellaneous transactions	66,262	10,417	—	(186)	—
Other charges	(1,525,220)	(19,289,580)	(2,119)	(2,865,706)	(5,272)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	86,683,425	(34,858,275)	(102,207)	33,187,307	(5,769,549)

TOTAL INCREASE (DECREASE) IN NET ASSETS	236,239,146	159,827,367	151,272	44,377,473	(5,753,710)

NET ASSETS
Beginning of period	867,292,614	1,812,804,594	1,419,339	250,514,242	12,900,729
End of period	$1,103,531,760	$1,972,631,961	$1,570,611	$294,891,715	$7,147,019

Beginning units	67,998,532	159,342,936	78,706	23,109,898	1,278,693
Units issued	11,052,777	8,631,650	124	5,945,802	77,911
Units redeemed	(4,804,043)	(11,525,287)	(5,428)	(2,941,489)	(647,295)
Ending units	74,247,266	156,449,299	73,402	26,114,211	709,309

The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(8,828,667)	$(56,082)	$(2,103,527)	$(136,143)	$(164,139)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,496,379	86,116	3,372,517	62,561	314,013
Net change in unrealized appreciation (depreciation) on investments	79,911,376	400,652	19,305,307	(59,435)	4,026,088
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	79,579,088	430,686	20,574,297	(133,017)	4,175,962

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,385,895	1,428,481	10,143,173	—	5,515,643
Annuity payments	(91,395)	—	(13,172)	—	—
Surrenders, withdrawals and death benefits	(28,350,582)	(376,624)	(8,083,074)	(3,558,735)	(1,119,991)
Net transfers between other subaccounts
or fixed rate option	20,478,342	948,498	30,571,496	17,192,057	12,912,362
Miscellaneous transactions	(4,078)	(24)	(487)	16	400
Other charges	(6,977,840)	(19,514)	(1,199,469)	(1,846)	(59,852)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	22,440,342	1,980,817	31,418,467	13,631,492	17,248,562

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,019,430	2,411,503	51,992,764	13,498,475	21,424,524

NET ASSETS
Beginning of period	526,895,616	4,761,643	114,425,227	2,283,950	5,865,446
End of period	$628,915,046	$7,173,146	$166,417,991	$15,782,425	$27,289,970

Beginning units	43,064,173	477,807	7,262,169	231,276	636,365
Units issued	5,273,008	297,682	3,267,174	1,767,421	1,835,897
Units redeemed	(3,428,036)	(114,862)	(1,399,744)	(384,739)	(266,171)
Ending units	44,909,145	660,627	9,129,599	1,613,958	2,206,091

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	AST Multi-Sector Fixed Income Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,009,457)	$(148,497,444)	$(138,737)	$(96,778)	$(164,250)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	4,074,766	2,365,382	216,732	255,008	284,564
Net change in unrealized appreciation (depreciation) on investments	17,949,390	647,191,220	2,614,664	1,905,150	(85,016)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,014,699	501,059,158	2,692,659	2,063,380	35,298

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,655,837	1,700,066,752	4,515,307	2,143,963	—
Annuity payments	(87,335)	(295,518)	—	—	—
Surrenders, withdrawals and death benefits	(8,197,774)	(408,496,632)	(430,681)	(413,322)	(2,060,077)
Net transfers between other subaccounts
or fixed rate option	13,597,030	15,375,182	1,000,943	659,789	(4,384,282)
Miscellaneous transactions	1,647	81,261	(10,124)	(20,097)	(2,114)
Other charges	(1,129,100)	(1,053,236)	(45,309)	(41,552)	(2,826)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	10,840,305	1,305,677,809	5,030,136	2,328,781	(6,449,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	30,855,004	1,806,736,967	7,722,795	4,392,161	(6,414,001)

NET ASSETS
Beginning of period	111,579,556	6,908,726,072	9,886,681	8,567,441	11,494,782
End of period	$142,434,560	$8,715,463,039	$17,609,476	$12,959,602	$5,080,781

Beginning units	8,006,604	655,377,516	711,832	603,848	1,025,175
Units issued	2,579,500	123,913,254	436,963	261,405	237,486
Units redeemed	(1,817,306)	(4,174,865)	(82,524)	(106,810)	(805,730)
Ending units	8,768,798	775,115,905	1,066,271	758,443	456,931

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,459,146)	$(157,964)	$(268,975)	$(379,869)	$(215,082)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,114,442	190,703	335,549	399,229	192,220
Net change in unrealized appreciation (depreciation) on investments	179,391,992	3,574,051	6,873,069	9,303,221	1,679,691
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	167,047,288	3,606,790	6,939,643	9,322,581	1,656,829

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	288,333,981	3,718,648	9,501,690	12,470,665	7,518,431
Annuity payments	(27,497)	—	—	—	—
Surrenders, withdrawals and death benefits	(19,466,413)	(789,823)	(1,438,142)	(1,914,815)	(1,662,711)
Net transfers between other subaccounts
or fixed rate option	96,864,453	927,055	1,835,432	(7,002)	384,338
Miscellaneous transactions	3,367	(707)	753	(9)	610
Other charges	(13,103,167)	(147,544)	(250,192)	(356,225)	(207,025)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	352,604,724	3,707,629	9,649,541	10,192,614	6,033,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	519,652,012	7,314,419	16,589,184	19,515,195	7,690,472

NET ASSETS
Beginning of period	774,985,523	21,112,773	35,120,107	52,330,363	29,714,175
End of period	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

Beginning units	70,774,574	1,991,749	3,210,941	4,706,386	2,927,748
Units issued	29,871,443	473,781	1,037,037	1,159,013	925,540
Units redeemed	(1,082,368)	(153,561)	(238,196)	(307,186)	(358,811)
Ending units	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(92,875)	$(136,195)	$(168,797)	$(15,275)	$(24,512)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,905	204,484	120,725	78,643	28,040
Net change in unrealized appreciation (depreciation) on investments	1,044,132	4,719,954	851,972	(146,068)	645,387
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	992,162	4,788,243	803,900	(82,700)	648,915

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,392,264	6,318,210	6,491,049	595,879	1,608,324
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(863,555)	(805,175)	(1,770,577)	(90,139)	(154,609)
Net transfers between other subaccounts
or fixed rate option	852,383	1,106,707	700,147	(1,119,337)	(22,484)
Miscellaneous transactions	103	(3,561)	1,315	(131)	—
Other charges	(89,807)	(125,858)	(163,355)	(14,422)	(22,206)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,291,388	6,490,323	5,258,579	(628,150)	1,409,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,283,550	11,278,566	6,062,479	(710,850)	2,057,940

NET ASSETS
Beginning of period	13,426,454	17,828,074	23,448,932	3,077,138	3,029,100
End of period	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

Beginning units	1,414,258	1,691,227	2,323,837	293,242	303,282
Units issued	446,078	672,734	873,428	81,289	174,716
Units redeemed	(117,583)	(127,936)	(365,571)	(141,013)	(46,905)
Ending units	1,742,753	2,236,025	2,831,694	233,518	431,093
The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST PIMCO Dynamic Bond Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,491)	$(3,277,165)	$(2,067,649)	$(13,263)	$(6,002)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,569	463,554	(1,036,255)	14,807	1,587
Net change in unrealized appreciation (depreciation) on investments	(24,499)	30,942,451	4,496,268	30,315	18,577
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(44,421)	28,128,840	1,392,364	31,859	14,162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,196,415	83,559,430	—	2,152,069	366,971
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(266,332)	(2,985,098)	(12,721,274)	(119,248)	(18,413)
Net transfers between other subaccounts
or fixed rate option	(263,359)	24,194,251	(30,169,454)	(538,437)	73,656
Miscellaneous transactions	59	1,039	950	(102)	141
Other charges	(26,220)	(3,001,402)	(38,237)	(11,690)	(5,654)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	640,563	101,768,220	(42,928,015)	1,482,592	416,701

TOTAL INCREASE (DECREASE) IN NET ASSETS	596,142	129,897,060	(41,535,651)	1,514,451	430,863

NET ASSETS
Beginning of period	4,120,360	167,802,105	122,481,970	1,458,188	795,986
End of period	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

Beginning units	432,120	16,089,536	12,369,597	139,053	76,718
Units issued	178,691	9,528,461	5,291,798	246,441	51,175
Units redeemed	(112,571)	(377,153)	(9,502,930)	(107,387)	(11,390)
Ending units	498,240	25,240,844	8,158,465	278,107	116,503

The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,943)	$(8,330)	$(14,148)	$(10,827)	$(21,115)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	188	3,773	10,198	(775)	42,851
Net change in unrealized appreciation (depreciation) on investments	725	29,521	270,524	22,824	668,563
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,030)	24,964	266,574	11,222	690,299

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,632	258,179	911,545	436,410	3,690,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(35,959)	(64,129)	(63,649)	(61,578)	(97,514)
Net transfers between other subaccounts
or fixed rate option	122,097	(88,110)	423,266	126,941	731,276
Miscellaneous transactions	83	959	43	(18)	(513)
Other charges	(6,547)	(7,594)	(12,424)	(10,036)	(18,591)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	421,306	99,305	1,258,781	491,719	4,304,797

TOTAL INCREASE (DECREASE) IN NET ASSETS	415,276	124,269	1,525,355	502,941	4,995,096

NET ASSETS
Beginning of period	890,428	1,420,711	1,482,879	1,325,975	1,797,062
End of period	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

Beginning units	97,386	137,880	150,555	145,299	191,377
Units issued	56,849	47,345	136,147	75,949	434,577
Units redeemed	(10,494)	(37,813)	(15,331)	(21,997)	(42,727)
Ending units	143,741	147,412	271,371	199,251	583,227

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(31,273)	$(15,207)	$(69,155)	$239,640	$264,691
Capital gains distributions received	—	—	—	398,334	75,947
Net realized gain (loss) on shares redeemed	11,733	27,094	143,451	172,253	139,864
Net change in unrealized appreciation (depreciation) on investments	102,568	303,867	1,292,402	2,415,679	289,511
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,028	315,754	1,366,698	3,225,906	770,013

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,667,796	2,156,150	4,250,426	11,698,791	3,350,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(206,536)	(414,640)	(412,509)	(657,297)	(1,157,678)
Net transfers between other subaccounts
or fixed rate option	662,788	389,644	556,819	17,663	721,132
Miscellaneous transactions	(328)	(37)	(160)	1,061	744
Other charges	(29,514)	(13,785)	(64,030)	(150,789)	(41,694)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,094,206	2,117,332	4,330,546	10,909,429	2,872,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,177,234	2,433,086	5,697,244	14,135,335	3,642,686

NET ASSETS
Beginning of period	3,850,955	1,199,547	7,334,856	20,630,840	5,614,389
End of period	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

Beginning units	396,193	119,550	697,714	2,005,555	530,572
Units issued	256,179	239,779	537,694	1,276,909	415,279
Units redeemed	(43,834)	(40,267)	(138,505)	(291,924)	(155,365)
Ending units	608,538	319,062	1,096,903	2,990,540	790,486

The accompanying notes are an integral part of these financial statements.
A 83

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/3/2017*
	to	to	to
	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,293,782)	$(47,194)	$(13,436)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2,371,158)	227,247	92
Net change in unrealized appreciation (depreciation) on investments	6,472,532	1,994,121	(5,224)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,807,592	2,174,174	(18,568)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	25,739	—
Annuity payments	—	(70,172)	—
Surrenders, withdrawals and death benefits	(15,863,811)	(944,272)	(17,752)
Net transfers between other subaccounts
or fixed rate option	(32,938,719)	524,755	2,255,509
Miscellaneous transactions	3,647	323	—
Other charges	(50,536)	(25,956)	(238)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(48,849,419)	(489,583)	2,237,519

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,041,827)	1,684,591	2,218,951

NET ASSETS
Beginning of period	134,672,352	5,695,940	—
End of period	$87,630,525	$7,380,531	$2,218,951

Beginning units	13,680,240	585,415	—
Units issued	6,263,872	73,510	251,409
Units redeemed	(11,076,611)	(112,348)	(29,133)
Ending units	8,867,501	546,577	222,276

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 84

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2018

Note 1:	General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	MFS® Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS® Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio (Service
Prudential Global Portfolio	Shares)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income	AST Cohen & Steers Realty Portfolio
Class)	AST J.P. Morgan Strategic Opportunities Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST T. Rowe Price Large-Cap Value Portfolio
Janus Henderson VIT Research Portfolio (Institutional	AST High Yield Portfolio
Shares)	AST Small-Cap Growth Opportunities Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional	AST WEDGE Capital Mid-Cap Value Portfolio
Shares)	AST Small-Cap Value Portfolio

A 85

Note 1:	General (continued)

AST Goldman Sachs Mid-Cap Growth Portfolio	AST Bond Portfolio 2020
AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Bond Portfolio 2017**
AST Lord Abbett Core Fixed Income Portfolio*	AST Bond Portfolio 2021
AST Loomis Sayles Large-Cap Growth Portfolio	Wells Fargo VT International Equity Fund (Class 1)
AST MFS Growth Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST BlackRock Low Duration Bond Portfolio	AST Bond Portfolio 2022
AST QMA US Equity Alpha Portfolio	AST Quantitative Modeling Portfolio
AST T. Rowe Price Natural Resources Portfolio	AST BlackRock Global Strategies Portfolio
AST T. Rowe Price Asset Allocation Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST MFS Global Equity Portfolio	AST Prudential Core Bond Portfolio
AST J.P. Morgan International Equity Portfolio	AST Bond Portfolio 2023
AST Templeton Global Bond Portfolio	AST New Discovery Asset Allocation Portfolio
AST Wellington Management Hedged Equity Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Capital Growth Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Bond Portfolio 2024
AST Balanced Asset Allocation Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Preservation Asset Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Multi-Sector Fixed Income Portfolio
(formerly AST FI Pyramis Quantitative Portfolio)	AST AQR Large-Cap Portfolio
AST Prudential Growth Allocation Portfolio	AST QMA Large-Cap Portfolio
AST Advanced Strategies Portfolio	AST Bond Portfolio 2025
AST T. Rowe Price Large-Cap Growth Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Government Money Market Portfolio	AST Goldman Sachs Global Growth Allocation
AST Small-Cap Growth Portfolio	Portfolio
AST BlackRock/Loomis Sayles Bond Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio
AST International Value Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST International Growth Portfolio	AST BlackRock Multi-Asset Income Portfolio**
AST Investment Grade Bond Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Western Asset Core Plus Bond Portfolio	Portfolio
AST Bond Portfolio 2018**	AST Managed Equity Portfolio
AST Bond Portfolio 2019	AST Managed Fixed Income Portfolio
AST Global Real Estate Portfolio	AST FQ Absolute Return Currency Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST Jennison Global Infrastructure Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST PIMCO Dynamic Bond Portfolio (formerly AST
AST RCM World Trends Portfolio	Goldman Sachs Strategic Income Portfolio)
AST J.P. Morgan Global Thematic Portfolio	AST Legg Mason Diversified Growth Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Bond Portfolio 2026
ProFund VP Consumer Services	AST AB Global Bond Portfolio
ProFund VP Consumer Goods	AST Goldman Sachs Global Income Portfolio
ProFund VP Financials	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Health Care	AST Wellington Management Global Bond Portfolio
ProFund VP Industrials	AST Neuberger Berman Long/Short Portfolio
ProFund VP Mid-Cap Growth	AST Wellington Management Real Total Return
ProFund VP Mid-Cap Value	Portfolio
ProFund VP Real Estate	AST QMA International Core Equity Portfolio
ProFund VP Small-Cap Growth	AST Managed Alternatives Portfolio
ProFund VP Small-Cap Value	AST Emerging Managers Diversified Portfolio
ProFund VP Telecommunications	AST Columbia Adaptive Risk Allocation Portfolio
ProFund VP Utilities	Blackrock Global Allocation V.I. Fund (Class III)
ProFund VP Large-Cap Growth	JPMorgan Insurance Trust Income Builder Portfolio
ProFund VP Large-Cap Value	(Class 2)
AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2027

A 86

Note 1:	General (continued)

NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2029
AST Bond Portfolio 2028	AST American Funds Growth Allocation Portfolio
________

*	Subaccount was no longer available for investment at December 31, 2018.

**	Subaccount was liquidated during the period ended December 31, 2018.

The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2018 is reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
September 14, 2018	AST Lord Abbett Core Fixed Income Portfolio	AST Western Asset Core Plus Bond Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.

Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.

Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

A 87

Note 3:	Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2018, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2018, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2018 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$15,479,478	$21,809,735
Prudential Diversified Bond Portfolio	1,484,556	18,074,735
Prudential Equity Portfolio (Class I)	1,325,816	26,752,853
Prudential Flexible Managed Portfolio	34,072	1,472,086
Prudential Conservative Balanced Portfolio	36,383	2,464,809
Prudential Value Portfolio (Class I)	1,111,406	31,577,961
Prudential High Yield Bond Portfolio	2,171,205	20,846,506
Prudential Natural Resources Portfolio (Class I)	29,906	330,401
Prudential Stock Index Portfolio	23,677,234	42,740,795
Prudential Global Portfolio	1,176,843	8,597,520
Prudential Jennison Portfolio (Class I)	3,273,331	44,696,687
Prudential Small Capitalization Stock Portfolio	10,037,551	11,085,318
T. Rowe Price International Stock Portfolio	414,765	2,879,495
T. Rowe Price Equity Income Portfolio (Equity Income Class)	189,859	9,889,963
Invesco V.I. Core Equity Fund (Series I)	36,743	8,512,981

A 88

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
Janus Henderson VIT Research Portfolio (Institutional Shares)	$37,709	$7,930,558
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	91,581	6,891,638
MFS® Research Series (Initial Class)	44,383	2,553,928
MFS® Growth Series (Initial Class)	543,250	8,859,922
American Century VP Value Fund (Class I)	154,362	4,536,951
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	370,171	3,513,376
Prudential Jennison 20/20 Focus Portfolio (Class I)	353,813	7,483,892
Davis Value Portfolio	90,010	3,309,875
AB VPS Large Cap Growth Portfolio (Class B)	568,061	1,666,832
Prudential SP Small Cap Value Portfolio (Class I)	1,015,352	12,127,848
Janus Henderson VIT Research Portfolio (Service Shares)	107,700	1,666,634
SP Prudential U.S. Emerging Growth Portfolio (Class I)	811,170	16,800,257
Prudential SP International Growth Portfolio (Class I)	1,150,946	4,428,529
AST Goldman Sachs Large-Cap Value Portfolio	26,426,527	133,550,905
AST Cohen & Steers Realty Portfolio	23,648,467	65,973,463
AST J.P. Morgan Strategic Opportunities Portfolio	67,426,008	311,311,494
AST T. Rowe Price Large-Cap Value Portfolio	30,615,913	31,954,872
AST High Yield Portfolio	29,161,573	61,536,447
AST Small-Cap Growth Opportunities Portfolio	35,119,214	52,678,668
AST WEDGE Capital Mid-Cap Value Portfolio	10,438,235	28,734,922
AST Small-Cap Value Portfolio	20,435,981	41,079,712
AST Goldman Sachs Mid-Cap Growth Portfolio	58,468,923	141,894,868
AST Hotchkis & Wiley Large-Cap Value Portfolio	44,650,782	78,820,299
AST Lord Abbett Core Fixed Income Portfolio	37,961,764	714,993,208
AST Loomis Sayles Large-Cap Growth Portfolio	33,799,567	127,151,529
AST MFS Growth Portfolio	54,060,772	49,374,303
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	33,151,674	83,428,503
AST BlackRock Low Duration Bond Portfolio	43,954,110	55,246,463
AST QMA US Equity Alpha Portfolio	38,630,299	69,576,839
AST T. Rowe Price Natural Resources Portfolio	26,746,138	92,452,753
AST T. Rowe Price Asset Allocation Portfolio	256,942,806	1,523,888,432
AST MFS Global Equity Portfolio	40,847,482	95,011,110
AST J.P. Morgan International Equity Portfolio	38,267,005	56,504,966
AST Templeton Global Bond Portfolio	20,059,284	44,454,345
AST Wellington Management Hedged Equity Portfolio	57,866,337	301,753,584
AST Capital Growth Asset Allocation Portfolio	582,573,288	1,351,344,138
AST Academic Strategies Asset Allocation Portfolio	131,596,445	952,039,880
AST Balanced Asset Allocation Portfolio	302,765,471	982,695,568
AST Preservation Asset Allocation Portfolio	194,121,578	789,873,108
AST Fidelity Institutional AM℠ Quantitative Portfolio	103,230,906	590,035,817
AST Prudential Growth Allocation Portfolio	440,659,263	2,754,731,123
AST Advanced Strategies Portfolio	132,420,830	900,585,682
AST T. Rowe Price Large-Cap Growth Portfolio	135,380,509	193,886,509
AST Government Money Market Portfolio	422,496,074	406,767,567
AST Small-Cap Growth Portfolio	54,522,200	64,982,429
AST BlackRock/Loomis Sayles Bond Portfolio	100,418,172	392,886,652
AST International Value Portfolio	19,478,243	31,621,501
AST International Growth Portfolio	52,002,847	49,480,195
AST Investment Grade Bond Portfolio	7,885,844,266	2,184,290,322

A 89

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Western Asset Core Plus Bond Portfolio	$737,514,958	$262,760,064
AST Bond Portfolio 2018	7,150,011	95,509,811
AST Bond Portfolio 2019	75,994,804	15,691,448
AST Global Real Estate Portfolio	6,743,312	24,260,062
AST Parametric Emerging Markets Equity Portfolio	37,919,398	74,864,302
AST Goldman Sachs Small-Cap Value Portfolio	30,618,375	83,124,267
AST RCM World Trends Portfolio	102,679,635	741,948,556
AST J.P. Morgan Global Thematic Portfolio	136,568,552	446,703,646
AST Goldman Sachs Multi-Asset Portfolio	83,385,968	509,348,417
ProFund VP Consumer Services	124,859	221,177
ProFund VP Consumer Goods	176,606	452,349
ProFund VP Financials	131,057	585,887
ProFund VP Health Care	236,675	786,384
ProFund VP Industrials	62,130	331,816
ProFund VP Mid-Cap Growth	97,666	184,988
ProFund VP Mid-Cap Value	28,502	113,447
ProFund VP Real Estate	35,553	99,370
ProFund VP Small-Cap Growth	81,676	286,413
ProFund VP Small-Cap Value	149,929	157,558
ProFund VP Telecommunications	38,929	85,055
ProFund VP Utilities	77,113	248,818
ProFund VP Large-Cap Growth	107,986	255,660
ProFund VP Large-Cap Value	34,739	146,990
AST Jennison Large-Cap Growth Portfolio	57,212,267	69,789,169
AST Bond Portfolio 2020	3,844,783	2,657,948
AST Bond Portfolio 2017	—	1,864,545
AST Bond Portfolio 2021	8,896,063	11,028,305
Wells Fargo VT International Equity Fund (Class 1)	1,190	88,745
Wells Fargo VT Omega Growth Fund (Class 1)	4,661	254,885
Wells Fargo VT Small Cap Growth Fund (Class 1)	19,450	68,114
AST Bond Portfolio 2022	5,004,401	13,853,767
AST Quantitative Modeling Portfolio	146,495,785	108,290,766
AST BlackRock Global Strategies Portfolio	120,942,326	311,811,836
Wells Fargo VT Opportunity Fund (Class 1)	35,661	240,818
AST Prudential Core Bond Portfolio	63,870,598	61,059,157
AST Bond Portfolio 2023	6,664,047	3,696,154
AST New Discovery Asset Allocation Portfolio	61,472,063	126,519,129
AST Western Asset Emerging Markets Debt Portfolio	2,443,571	2,304,807
AST MFS Large-Cap Value Portfolio	32,148,763	43,534,079
AST Bond Portfolio 2024	19,859,753	15,281,110
AST AQR Emerging Markets Equity Portfolio	8,857,837	6,465,450
AST ClearBridge Dividend Growth Portfolio	24,037,302	42,611,360
AST Multi-Sector Fixed Income Portfolio	1,638,061,080	49,296,453
AST AQR Large-Cap Portfolio	5,617,258	4,069,081
AST QMA Large-Cap Portfolio	4,377,208	2,267,697
AST Bond Portfolio 2025	39,296,468	14,364,285
AST T. Rowe Price Growth Opportunities Portfolio	721,048,651	370,892,734
AST Goldman Sachs Global Growth Allocation Portfolio	6,816,817	2,857,497
AST T. Rowe Price Diversified Real Growth Portfolio	9,548,494	4,238,196

A 90

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST Prudential Flexible Multi-Strategy Portfolio	$12,592,794	$9,164,956
AST BlackRock Multi-Asset Income Portfolio	1,333,638	38,360,653
AST Franklin Templeton K2 Global Absolute Return Portfolio	4,243,933	1,829,032
AST Managed Equity Portfolio	8,369,711	2,574,972
AST Managed Fixed Income Portfolio	9,750,676	5,991,167
AST FQ Absolute Return Currency Portfolio	803,305	623,545
AST Jennison Global Infrastructure Portfolio	1,732,164	635,270
AST PIMCO Dynamic Bond Portfolio	3,028,742	2,577,409
AST Legg Mason Diversified Growth Portfolio	124,560,927	74,652,208
AST Bond Portfolio 2026	53,232,638	58,865,386
AST AB Global Bond Portfolio	1,270,281	411,213
AST Goldman Sachs Global Income Portfolio	517,363	132,831
AST Morgan Stanley Multi-Asset Portfolio	1,286,586	421,817
AST Wellington Management Global Bond Portfolio	767,492	276,533
AST Neuberger Berman Long/Short Portfolio	1,661,225	491,872
AST Wellington Management Real Total Return Portfolio	1,329,949	109,907
AST QMA International Core Equity Portfolio	2,271,034	1,259,057
AST Managed Alternatives Portfolio	3,194,224	634,949
AST Emerging Managers Diversified Portfolio	1,844,821	307,106
AST Columbia Adaptive Risk Allocation Portfolio	3,675,419	1,769,295
Blackrock Global Allocation V.I. Fund (Class III)	10,601,120	2,681,413
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	7,892,982	2,486,666
AST Bond Portfolio 2027	59,406,687	60,118,233
NVIT Emerging Markets Fund (Class D)	1,031,521	1,571,689
AST Bond Portfolio 2028	47,447,252	23,784,656
AST Bond Portfolio 2029	4,268,800	1,354,469
AST American Funds Growth Allocation Portfolio	324,075,449	29,636,054

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.

The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service

A 91

Note 6:	Related Party Transactions (continued)

(12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and is implementing a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies.

Note 7:	Financial Highlights

Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Pruco Life and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A 92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2018	68,162	$0.89	to	$9.75	$77,267	1.51%		1.00%	to	2.00%	-0.44%	to	0.52%
December 31, 2017	72,665	$0.89	to	$9.70	$82,409	0.55%		1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.91	to	$9.74	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92	to	$9.83	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2014	105,488	$0.94	to	$9.92	$123,830	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2018	45,953	$2.20	to	$2.70	$123,735	0.00%		1.35%	to	1.65%	-1.78%	to	-1.49%
December 31, 2017	51,465	$2.24	to	$2.74	$140,780	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12	to	$2.60	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.05	to	$2.50	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	72,636	$2.08	to	$2.54	$183,884	1.13%		1.35%	to	1.65%	5.36%	to	5.67%

	Prudential Equity Portfolio (Class I)
December 31, 2018	42,506	$2.13	to	$3.70	$145,112	0.00%		1.35%	to	2.00%	-6.73%	to	-6.13%
December 31, 2017	48,485	$2.28	to	$3.94	$176,690	0.00%		1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84	to	$3.18	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80	to	$3.11	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%
December 31, 2014	71,107	$1.79	to	$3.08	$202,451	0.00%		1.35%	to	2.00%	5.59%	to	6.27%

	Prudential Flexible Managed Portfolio
December 31, 2018	2,932	$3.17	to	$3.17	$9,283	0.00%		1.40%	to	1.40%	-5.52%	to	-5.52%
December 31, 2017	3,315	$3.35	to	$3.35	$11,108	0.00%		1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.96	to	$2.96	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76	to	$2.76	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%
December 31, 2014	5,009	$2.77	to	$2.77	$13,886	0.00%		1.40%	to	1.40%	9.52%	to	9.52%

	Prudential Conservative Balanced Portfolio
December 31, 2018	3,926	$2.88	to	$2.88	$11,290	0.00%		1.40%	to	1.40%	-3.82%	to	-3.82%
December 31, 2017	4,680	$2.99	to	$2.99	$13,995	0.00%		1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.70	to	$2.70	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55	to	$2.55	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%
December 31, 2014	7,302	$2.58	to	$2.58	$18,808	0.00%		1.40%	to	1.40%	7.27%	to	7.27%

	Prudential Value Portfolio (Class I)
December 31, 2018	61,203	$2.02	to	$4.13	$184,022	0.00%		1.35%	to	2.00%	-11.66%	to	-11.09%
December 31, 2017	69,321	$2.28	to	$4.64	$234,532	0.00%		1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.99	to	$4.03	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.82	to	$3.66	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%
December 31, 2014	99,749	$2.02	to	$4.05	$296,461	0.00%		1.35%	to	2.00%	7.95%	to	8.63%

	Prudential High Yield Bond Portfolio
December 31, 2018	25,233	$2.36	to	$16.68	$121,953	2.92%		1.35%	to	2.00%	-3.21%	to	-2.58%
December 31, 2017	28,650	$2.43	to	$17.13	$142,013	6.08%		1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29	to	$16.11	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00	to	$14.05	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%
December 31, 2014	42,176	$2.09	to	$14.61	$178,309	5.99%		1.35%	to	2.00%	0.70%	to	1.35%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2018	567	$4.28	to	$4.28	$2,428	0.00%		1.40%	to	1.40%	-19.21%	to	-19.21%
December 31, 2017	618	$5.30	to	$5.30	$3,270	0.00%		1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.38	to	$5.38	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35	to	$4.35	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%
December 31, 2014	903	$6.14	to	$6.14	$5,551	0.00%		1.40%	to	1.40%	-21.01%	to	-21.01%

	Prudential Stock Index Portfolio
December 31, 2018	72,392	$1.74	to	$9.47	$255,597	0.00%		0.55%	to	2.00%	-6.50%	to	-4.55%
December 31, 2017	79,672	$1.86	to	$4.31	$286,798	1.59%		1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55	to	$3.60	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41	to	$3.26	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%
December 31, 2014	114,422	$1.42	to	$3.27	$310,971	3.05%		1.35%	to	2.00%	11.09%	to	11.80%

A 93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2018	17,863	$1.35	to	$3.00	$46,310	0.00%	1.35%	to	2.00%	-9.14%	to	-8.55%
December 31, 2017	20,167	$1.48	to	$3.28	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.21	to	$2.67	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.18	to	$2.59	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%
December 31, 2014	27,387	$1.17	to	$2.57	$60,958	0.00%	1.35%	to	2.00%	1.22%	to	1.88%

	Prudential Jennison Portfolio (Class I)
December 31, 2018	62,606	$1.68	to	$4.99	$254,461	0.00%	1.35%	to	2.00%	-2.73%	to	-2.11%
December 31, 2017	70,792	$1.72	to	$5.10	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28	to	$3.78	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.32	to	$3.87	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%
December 31, 2014	103,663	$1.20	to	$3.52	$296,938	0.00%	1.35%	to	2.00%	7.83%	to	8.53%

	Prudential Small Capitalization Stock Portfolio
December 31, 2018	9,177	$4.13	to	$8.87	$52,737	0.00%	0.55%	to	1.95%	-11.28%	to	-9.95%
December 31, 2017	9,680	$4.60	to	$7.06	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.14	to	$6.33	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32	to	$5.08	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%
December 31, 2014	13,550	$3.46	to	$5.27	$61,807	0.00%	1.35%	to	1.65%	3.68%	to	3.98%

	T. Rowe Price International Stock Portfolio
December 31, 2018	9,118	$1.23	to	$1.71	$15,414	1.28%	1.35%	to	1.65%	-15.61%	to	-15.36%
December 31, 2017	10,240	$1.46	to	$2.02	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.16	to	$1.60	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15	to	$1.59	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%
December 31, 2014	12,524	$1.18	to	$1.62	$20,257	1.02%	1.35%	to	1.65%	-2.84%	to	-2.56%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2018	14,040	$2.28	to	$3.60	$50,313	1.97%	1.35%	to	1.65%	-10.98%	to	-10.71%
December 31, 2017	16,255	$2.56	to	$4.03	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.25	to	$3.52	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91	to	$3.00	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%
December 31, 2014	23,102	$2.09	to	$3.26	$74,912	1.73%	1.35%	to	1.65%	5.64%	to	5.94%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2018	21,230	$1.42	to	$2.75	$57,041	0.88%	1.35%	to	1.65%	-10.88%	to	-10.61%
December 31, 2017	23,685	$1.59	to	$3.08	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.43	to	$2.76	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.32	to	$2.53	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%
December 31, 2014	33,857	$1.42	to	$2.73	$90,740	0.84%	1.35%	to	1.65%	6.39%	to	6.71%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2018	14,982	$1.50	to	$3.18	$46,478	0.54%	1.35%	to	1.65%	-4.17%	to	-3.88%
December 31, 2017	17,051	$1.57	to	$3.31	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24	to	$2.62	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.26	to	$2.65	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	25,154	$1.21	to	$2.55	$62,900	0.37%	1.35%	to	1.65%	11.16%	to	11.49%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2018	15,253	$1.64	to	$3.02	$45,259	1.73%	1.35%	to	1.65%	-16.33%	to	-16.09%
December 31, 2017	16,962	$1.96	to	$3.60	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52	to	$2.78	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65	to	$3.01	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	22,928	$1.84	to	$3.34	$75,536	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%

	MFS® Research Series (Initial Class)
December 31, 2018	4,671	$1.98	to	$3.26	$15,159	0.69%	1.35%	to	1.65%	-5.93%	to	-5.65%
December 31, 2017	5,304	$2.10	to	$3.46	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.73	to	$2.84	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.62	to	$2.65	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
December 31, 2014	7,641	$1.63	to	$2.66	$20,288	0.81%	1.35%	to	1.65%	8.42%	to	8.74%
A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS® Growth Series (Initial Class)
December 31, 2018	14,096	$2.06	to	$3.91	$54,733	0.09%	1.35%	to	1.65%	0.99%	to	1.29%
December 31, 2017	15,863	$2.04	to	$3.86	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.58	to	$2.98	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56	to	$2.95	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	22,311	$1.48	to	$2.78	$61,531	0.10%	1.35%	to	1.65%	7.18%	to	7.49%

	American Century VP Value Fund (Class I)
December 31, 2018	5,697	$2.85	to	$3.51	$19,901	1.63%	1.35%	to	1.65%	-10.63%	to	-10.37%
December 31, 2017	6,738	$3.19	to	$3.92	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.98	to	$3.65	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51	to	$3.07	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	9,538	$2.66	to	$3.24	$30,778	1.54%	1.35%	to	1.65%	11.24%	to	11.57%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2018	6,616	$1.75	to	$3.09	$19,925	0.00%	1.35%	to	1.65%	-6.92%	to	-6.64%
December 31, 2017	7,437	$1.88	to	$3.31	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.58	to	$2.76	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.54	to	$2.69	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	10,386	$1.61	to	$2.80	$28,451	0.00%	1.35%	to	1.65%	5.73%	to	6.04%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2018	11,616	$2.87	to	$3.09	$35,914	0.00%	1.35%	to	1.65%	-6.90%	to	-6.62%
December 31, 2017	13,523	$3.08	to	$3.32	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40	to	$2.58	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40	to	$2.58	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	20,333	$2.30	to	$2.46	$49,920	0.00%	1.35%	to	1.65%	5.41%	to	5.72%

	Davis Value Portfolio
December 31, 2018	10,765	$1.73	to	$1.83	$19,489	0.81%	1.35%	to	1.65%	-15.02%	to	-14.76%
December 31, 2017	12,130	$2.04	to	$2.15	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.69	to	$1.77	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53	to	$1.61	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%
December 31, 2014	18,108	$1.54	to	$1.60	$28,795	0.91%	1.35%	to	1.65%	4.33%	to	4.64%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2018	5,260	$1.43	to	$1.51	$7,847	0.00%	1.35%	to	1.65%	0.65%	to	0.95%
December 31, 2017	5,895	$1.42	to	$1.49	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09	to	$1.15	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.09	to	$1.14	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%
December 31, 2014	7,457	$1.00	to	$1.04	$7,691	0.00%	1.35%	to	1.65%	11.99%	to	12.33%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2018	24,057	$2.29	to	$3.13	$68,759	0.00%	1.35%	to	2.00%	-15.49%	to	-14.95%
December 31, 2017	26,956	$2.71	to	$3.69	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46	to	$3.33	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$2.00	to	$2.69	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%
December 31, 2014	39,236	$2.15	to	$2.88	$104,079	0.00%	1.35%	to	2.00%	2.88%	to	3.54%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2018	4,362	$1.22	to	$2.79	$8,623	0.36%	1.40%	to	2.00%	-4.75%	to	-4.19%
December 31, 2017	4,943	$1.28	to	$2.92	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02	to	$2.32	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.04	to	$2.34	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%
December 31, 2014	7,009	$1.00	to	$2.26	$11,422	0.22%	1.40%	to	2.00%	10.52%	to	11.18%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2018	27,121	$1.89	to	$4.27	$83,325	0.00%	1.35%	to	2.00%	-9.66%	to	-9.08%
December 31, 2017	31,152	$2.08	to	$4.70	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.73	to	$3.89	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68	to	$3.78	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%
December 31, 2014	44,521	$1.75	to	$3.93	$127,551	0.00%	1.35%	to	2.00%	7.36%	to	8.05%

A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2018	15,124	$0.91	to	$2.30	$25,293	0.00%	1.40%	to	2.00%	-14.53%	to	-14.02%
December 31, 2017	16,536	$1.06	to	$2.68	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.80	to	$2.00	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84	to	$2.10	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%
December 31, 2014	23,271	$0.83	to	$2.06	$35,459	0.00%	1.40%	to	2.00%	-7.56%	to	-7.00%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2018	30,514	$11.10	to	$21.15	$492,414	0.00%	0.55%	to	3.25%	-11.52%	to	-9.03%
December 31, 2017	36,026	$12.25	to	$23.57	$646,683	0.00%	0.55%	to	3.25%	6.19%	to	9.14%
December 31, 2016	32,294	$11.25	to	$21.90	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.18	to	$20.01	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%
December 31, 2014	16,013	$10.96	to	$21.39	$259,463	0.00%	0.55%	to	3.25%	9.46%	to	12.51%

	AST Cohen & Steers Realty Portfolio
December 31, 2018	10,466	$10.86	to	$29.01	$191,487	0.00%	0.55%	to	3.25%	-7.87%	to	-5.28%
December 31, 2017	12,441	$11.50	to	$31.05	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.92	to	$29.79	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50	to	$28.98	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%
December 31, 2014	13,312	$11.65	to	$28.18	$239,838	0.00%	0.55%	to	3.25%	15.51%	to	30.19%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2018	95,363	$11.52	to	$15.56	$1,245,804	0.00%	0.55%	to	3.25%	-8.23%	to	-5.65%
December 31, 2017	111,352	$12.45	to	$16.63	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26	to	$15.04	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.01	to	$14.68	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%
December 31, 2014	130,504	$11.19	to	$14.92	$1,675,340	0.00%	0.55%	to	3.25%	2.02%	to	4.87%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2018	8,217	$10.15	to	$19.53	$119,811	0.00%	0.55%	to	3.25%	-12.66%	to	-10.21%
December 31, 2017	8,178	$11.32	to	$22.06	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78	to	$19.29	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.28	to	$18.53	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%
December 31, 2014	9,863	$9.95	to	$20.12	$146,622	0.00%	0.55%	to	3.25%	-1.74%	to	1.00%

	AST High Yield Portfolio
December 31, 2018	12,898	$11.29	to	$18.09	$183,296	0.00%	0.55%	to	3.25%	-5.19%	to	-2.53%
December 31, 2017	14,829	$11.59	to	$18.82	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86	to	$17.85	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.48	to	$15.77	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%
December 31, 2014	15,527	$9.89	to	$16.68	$203,687	0.00%	0.55%	to	3.25%	-1.05%	to	1.99%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2018	7,551	$10.82	to	$27.73	$146,258	0.00%	0.55%	to	3.25%	-13.76%	to	-11.34%
December 31, 2017	8,199	$12.22	to	$31.72	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.64	to	$25.32	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01	to	$23.97	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%
December 31, 2014	10,032	$13.36	to	$24.11	$169,022	0.00%	0.55%	to	3.25%	1.53%	to	4.36%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2018	4,673	$10.58	to	$25.23	$83,510	0.00%	0.55%	to	3.25%	-19.26%	to	-16.99%
December 31, 2017	5,461	$12.78	to	$30.81	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.88	to	$26.50	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.63	to	$23.70	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%
December 31, 2014	6,170	$11.23	to	$25.87	$113,915	0.00%	0.55%	to	3.25%	11.23%	to	14.34%

	AST Small-Cap Value Portfolio
December 31, 2018	5,875	$11.20	to	$24.26	$101,852	0.00%	0.55%	to	3.25%	-19.79%	to	-17.53%
December 31, 2017	6,775	$13.62	to	$29.83	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80	to	$28.33	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99	to	$22.35	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%
December 31, 2014	6,294	$10.54	to	$23.82	$107,335	0.00%	0.55%	to	3.25%	1.85%	to	5.87%

A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2018	25,757	$11.84	to	$27.11	$503,319	0.00%	0.55%	to	3.25%	-7.48%	to	-4.88%
December 31, 2017	29,239	$12.49	to	$28.89	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91	to	$23.18	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83	to	$23.25	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%
December 31, 2014	14,692	$11.31	to	$25.13	$271,570	0.00%	0.55%	to	3.25%	7.90%	to	13.47%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2018	21,289	$11.60	to	$24.42	$371,822	0.00%	0.55%	to	3.25%	-16.96%	to	-14.63%
December 31, 2017	22,705	$13.63	to	$29.00	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53	to	$24.81	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70	to	$21.09	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%
December 31, 2014	25,255	$10.82	to	$23.33	$409,452	0.00%	0.55%	to	3.25%	7.95%	to	13.12%

	AST Lord Abbett Core Fixed Income Portfolio (expired September 14, 2018)
December 31, 2018	—	$10.01	to	$14.64	$—	0.00%	0.55%	to	3.25%	-3.87%	to	-1.97%
December 31, 2017	56,508	$10.28	to	$15.08	$688,065	0.00%	0.55%	to	3.25%	0.00%	to	2.79%
December 31, 2016	54,223	$10.03	to	$14.88	$648,215	0.00%	0.55%	to	3.25%	-0.72%	to	2.04%
December 31, 2015	55,224	$9.86	to	$14.78	$652,219	0.00%	0.55%	to	3.25%	-3.81%	to	-1.13%
December 31, 2014	49,551	$10.18	to	$15.16	$594,715	0.00%	0.55%	to	3.25%	2.93%	to	5.80%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2018	15,298	$14.30	to	$32.38	$365,724	0.00%	0.55%	to	3.25%	-5.87%	to	-3.23%
December 31, 2017	18,619	$14.82	to	$33.93	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24	to	$26.01	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.74	to	$25.11	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%
December 31, 2014	23,783	$11.26	to	$23.26	$404,850	0.00%	0.55%	to	3.25%	7.00%	to	12.47%

	AST MFS Growth Portfolio
December 31, 2018	7,728	$13.95	to	$29.10	$176,703	0.00%	0.55%	to	3.25%	-1.19%	to	1.59%
December 31, 2017	7,414	$13.78	to	$29.05	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63	to	$22.66	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.53	to	$22.66	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%
December 31, 2014	7,243	$11.13	to	$21.55	$122,405	0.00%	0.55%	to	3.25%	5.18%	to	11.72%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2018	14,849	$10.61	to	$28.00	$275,012	0.00%	0.55%	to	3.25%	-19.17%	to	-16.90%
December 31, 2017	16,836	$12.81	to	$34.17	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35	to	$30.61	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.69	to	$26.40	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%
December 31, 2014	15,349	$11.02	to	$28.52	$292,469	0.00%	0.55%	to	3.25%	10.42%	to	13.62%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2018	15,418	$8.38	to	$12.05	$154,769	0.00%	0.55%	to	3.25%	-2.55%	to	0.19%
December 31, 2017	16,298	$8.60	to	$12.10	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74	to	$12.03	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.89	to	$11.97	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%
December 31, 2014	15,866	$9.14	to	$12.05	$162,190	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%

	AST QMA US Equity Alpha Portfolio
December 31, 2018	9,828	$13.04	to	$31.42	$223,948	0.00%	0.55%	to	3.25%	-11.22%	to	-8.72%
December 31, 2017	10,875	$14.33	to	$34.90	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82	to	$29.10	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38	to	$25.83	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%
December 31, 2014	8,980	$11.24	to	$25.55	$168,707	0.00%	0.55%	to	2.95%	11.83%	to	16.57%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2018	20,119	$7.33	to	$12.40	$180,098	0.00%	0.55%	to	3.25%	-19.38%	to	-17.11%
December 31, 2017	26,241	$8.87	to	$15.09	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11	to	$13.87	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56	to	$11.28	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%
December 31, 2014	28,651	$8.20	to	$14.17	$295,414	0.00%	0.55%	to	3.25%	-14.29%	to	-8.86%

A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2018	650,405	$12.92	to	$19.18	$9,844,073	0.00%	0.55%	to	3.25%	-8.42%	to	-5.85%
December 31, 2017	717,175	$13.85	to	$20.66	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.18	to	$18.25	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49	to	$17.30	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%
December 31, 2014	568,527	$11.65	to	$17.63	$7,977,063	0.00%	0.55%	to	3.25%	2.44%	to	5.30%

	AST MFS Global Equity Portfolio
December 31, 2018	20,366	$11.72	to	$23.49	$354,584	0.00%	0.55%	to	3.25%	-12.51%	to	-10.05%
December 31, 2017	22,832	$13.07	to	$26.48	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.65	to	$21.80	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.03	to	$20.75	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%
December 31, 2014	22,518	$10.30	to	$21.46	$356,337	0.00%	0.55%	to	3.25%	0.26%	to	3.06%

	AST J.P. Morgan International Equity Portfolio
December 31, 2018	15,994	$9.51	to	$15.54	$184,020	0.00%	0.55%	to	3.25%	-20.17%	to	-17.92%
December 31, 2017	17,268	$12.12	to	$19.20	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15	to	$15.10	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49	to	$15.10	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%
December 31, 2014	17,384	$9.86	to	$15.84	$201,653	0.00%	0.55%	to	3.25%	-9.41%	to	-6.88%

	AST Templeton Global Bond Portfolio
December 31, 2018	16,607	$8.60	to	$12.55	$167,385	0.00%	0.55%	to	3.25%	-1.33%	to	1.44%
December 31, 2017	18,787	$8.72	to	$12.45	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83	to	$12.34	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.75	to	$11.96	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%
December 31, 2014	18,913	$9.48	to	$12.68	$194,300	0.00%	0.55%	to	3.25%	-2.71%	to	0.00%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2018	102,640	$11.18	to	$19.16	$1,310,263	0.00%	0.55%	to	3.25%	-8.10%	to	-5.52%
December 31, 2017	119,256	$12.10	to	$20.56	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93	to	$18.45	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53	to	$17.66	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%
December 31, 2014	130,027	$10.88	to	$18.12	$1,548,823	0.00%	0.55%	to	3.25%	2.08%	to	4.92%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2018	498,529	$13.51	to	$20.31	$7,745,029	0.00%	0.55%	to	3.25%	-9.28%	to	-6.74%
December 31, 2017	536,307	$14.79	to	$22.08	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.78	to	$19.09	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.14	to	$18.22	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%
December 31, 2014	516,836	$12.25	to	$18.48	$7,352,204	0.00%	0.55%	to	3.25%	3.52%	to	6.41%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2018	186,564	$10.57	to	$15.32	$2,281,769	0.00%	0.55%	to	3.25%	-11.14%	to	-8.64%
December 31, 2017	245,825	$11.81	to	$17.01	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.77	to	$15.40	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35	to	$14.76	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%
December 31, 2014	326,241	$10.86	to	$15.55	$4,038,220	0.00%	0.55%	to	3.25%	0.44%	to	3.25%

	AST Balanced Asset Allocation Portfolio
December 31, 2018	454,582	$12.98	to	$18.48	$6,701,812	0.00%	0.55%	to	3.25%	-8.04%	to	-5.46%
December 31, 2017	489,240	$13.86	to	$19.82	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23	to	$17.59	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.68	to	$16.87	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%
December 31, 2014	514,029	$11.79	to	$17.12	$7,070,583	0.00%	0.55%	to	3.25%	3.06%	to	5.94%

	AST Preservation Asset Allocation Portfolio
December 31, 2018	292,347	$11.72	to	$15.72	$3,901,018	0.00%	0.55%	to	3.25%	-6.02%	to	-3.38%
December 31, 2017	329,485	$12.29	to	$16.50	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32	to	$15.27	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.89	to	$14.76	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%
December 31, 2014	360,303	$11.03	to	$15.02	$4,631,404	0.00%	0.55%	to	3.25%	2.34%	to	5.19%
A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2018	223,080	$11.23	to	$17.27	$2,980,411	0.00%	0.55%	to	3.25%	-10.76%	to	-8.25%
December 31, 2017	253,498	$12.50	to	$19.08	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.02	to	$16.70	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.85	to	$16.33	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
December 31, 2014	251,091	$11.02	to	$16.49	$3,226,253	0.00%	0.55%	to	3.25%	-0.20%	to	2.58%

	AST Prudential Growth Allocation Portfolio
December 31, 2018	735,149	$11.77	to	$19.34	$11,139,504	0.00%	0.55%	to	3.25%	-10.62%	to	-8.11%
December 31, 2017	865,745	$13.08	to	$21.34	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56	to	$18.74	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.71	to	$17.35	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%
December 31, 2014	324,805	$10.96	to	$17.80	$4,474,369	0.00%	0.55%	to	3.25%	5.65%	to	8.60%

	AST Advanced Strategies Portfolio
December 31, 2018	369,894	$13.04	to	$19.85	$5,670,025	0.00%	0.55%	to	3.25%	-8.96%	to	-6.41%
December 31, 2017	410,175	$14.06	to	$21.51	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.20	to	$18.75	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.56	to	$17.85	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%
December 31, 2014	447,097	$11.63	to	$18.05	$6,256,006	0.00%	0.55%	to	3.25%	2.66%	to	5.52%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2018	29,238	$15.05	to	$37.28	$806,817	0.00%	0.55%	to	3.25%	0.47%	to	3.29%
December 31, 2017	30,787	$14.62	to	$36.60	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69	to	$27.06	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50	to	$26.86	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%
December 31, 2014	31,590	$11.23	to	$24.99	$590,749	0.00%	0.55%	to	3.25%	4.82%	to	13.35%

	AST Government Money Market Portfolio
December 31, 2018	23,879	$7.60	to	$9.92	$218,732	1.30%	0.55%	to	3.25%	-2.01%	to	0.74%
December 31, 2017	22,117	$7.76	to	$9.86	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99	to	$9.90	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.25	to	$9.97	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%
December 31, 2014	20,583	$8.49	to	$10.08	$192,741	0.00%	0.55%	to	3.25%	-3.25%	to	-0.47%

	AST Small-Cap Growth Portfolio
December 31, 2018	10,535	$11.94	to	$30.13	$223,149	0.00%	0.55%	to	3.25%	-11.40%	to	-8.91%
December 31, 2017	10,814	$13.15	to	$33.54	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70	to	$27.59	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63	to	$25.10	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%
December 31, 2014	10,894	$10.97	to	$25.39	$196,547	0.00%	0.55%	to	3.25%	0.44%	to	10.75%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2018	124,403	$9.60	to	$14.62	$1,411,077	0.00%	0.55%	to	3.25%	-3.91%	to	-1.21%
December 31, 2017	147,932	$9.99	to	$14.89	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.87	to	$14.43	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.61	to	$14.00	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%
December 31, 2014	178,576	$9.96	to	$14.47	$2,043,441	0.00%	0.55%	to	3.25%	0.84%	to	3.66%

	AST International Value Portfolio
December 31, 2018	10,563	$8.85	to	$14.54	$112,783	0.00%	0.55%	to	3.25%	-18.88%	to	-16.60%
December 31, 2017	11,483	$10.76	to	$17.68	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.86	to	$14.68	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.89	to	$14.88	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%
December 31, 2014	8,002	$8.90	to	$15.04	$90,248	0.00%	0.55%	to	3.25%	-9.74%	to	-6.37%

	AST International Growth Portfolio
December 31, 2018	18,472	$10.07	to	$17.56	$234,931	0.00%	0.55%	to	3.25%	-16.16%	to	-13.81%
December 31, 2017	18,218	$11.83	to	$20.65	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94	to	$15.55	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.48	to	$16.47	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%
December 31, 2014	17,912	$9.28	to	$16.28	$201,219	0.00%	0.55%	to	3.25%	-8.60%	to	-2.22%

A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Investment Grade Bond Portfolio
December 31, 2018	571,595	$10.16	to	$16.90	$7,019,502	0.00%	0.55%	to	2.65%	-2.92%	to	-0.82%
December 31, 2017	91,943	$10.39	to	$17.11	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.16	to	$16.56	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94	to	$16.04	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%
December 31, 2014	54,970	$10.02	to	$16.00	$727,546	0.00%	0.55%	to	2.65%	3.90%	to	6.14%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2018	96,820	$10.55	to	$13.71	$1,185,539	0.00%	0.55%	to	3.25%	-5.46%	to	-2.80%
December 31, 2017	56,852	$10.92	to	$14.16	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.37	to	$13.45	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94	to	$12.91	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%
December 31, 2014	45,410	$10.28	to	$12.88	$536,794	0.00%	0.55%	to	3.25%	3.00%	to	6.61%

	AST Bond Portfolio 2018 (expired December 31, 2018)
December 31, 2018	—	$10.02	to	$13.78	$—	0.00%	1.15%	to	3.25%	-2.53%	to	-0.40%
December 31, 2017	7,833	$10.28	to	$13.85	$88,133	0.00%	1.15%	to	3.25%	-2.55%	to	-0.45%
December 31, 2016	5,248	$10.55	to	$13.93	$60,357	0.00%	1.15%	to	3.25%	-1.69%	to	0.44%
December 31, 2015	5,765	$10.73	to	$13.89	$66,648	0.00%	1.15%	to	3.25%	-2.47%	to	-0.35%
December 31, 2014	6,473	$11.00	to	$13.96	$75,796	0.00%	1.15%	to	3.25%	-0.67%	to	1.48%

	AST Bond Portfolio 2019
December 31, 2018	6,208	$10.22	to	$13.91	$69,593	0.00%	1.15%	to	3.25%	-2.72%	to	-0.60%
December 31, 2017	755	$10.51	to	$14.01	$8,872	0.00%	1.30%	to	3.25%	-2.51%	to	-0.53%
December 31, 2016	1,014	$10.78	to	$14.08	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.98	to	$14.06	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%
December 31, 2014	1,127	$11.23	to	$14.09	$13,783	0.00%	1.15%	to	3.25%	0.88%	to	3.07%

	AST Global Real Estate Portfolio
December 31, 2018	3,864	$10.44	to	$21.49	$57,715	0.00%	0.55%	to	3.25%	-7.82%	to	-5.24%
December 31, 2017	4,913	$11.05	to	$22.99	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05	to	$21.14	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.05	to	$21.36	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%
December 31, 2014	5,837	$10.85	to	$21.79	$88,156	0.00%	0.55%	to	3.25%	7.71%	to	13.30%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2018	18,399	$7.94	to	$13.89	$171,197	0.00%	0.55%	to	3.25%	-16.86%	to	-14.52%
December 31, 2017	21,866	$9.48	to	$16.48	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.70	to	$13.30	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.91	to	$12.06	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%
December 31, 2014	22,066	$8.37	to	$14.77	$215,174	0.00%	0.55%	to	3.25%	-7.78%	to	-5.21%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2018	13,468	$11.49	to	$26.88	$258,665	0.00%	0.55%	to	3.25%	-16.87%	to	-14.54%
December 31, 2017	15,520	$13.48	to	$31.89	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12	to	$28.98	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.84	to	$23.77	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%
December 31, 2014	17,426	$10.76	to	$25.64	$322,407	0.00%	0.55%	to	3.25%	3.71%	to	7.79%

	AST RCM World Trends Portfolio
December 31, 2018	262,006	$11.13	to	$16.12	$3,400,441	0.00%	0.55%	to	3.25%	-10.91%	to	-8.41%
December 31, 2017	304,321	$12.40	to	$17.84	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95	to	$15.65	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.73	to	$15.22	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%
December 31, 2014	273,990	$11.03	to	$15.54	$3,451,525	0.00%	0.55%	to	3.25%	1.72%	to	4.56%

	AST J.P. Morgan Global Thematic Portfolio
December 31, 2018	147,090	$12.40	to	$18.48	$2,084,922	0.00%	0.55%	to	3.25%	-10.40%	to	-7.88%
December 31, 2017	164,998	$13.66	to	$20.34	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85	to	$17.73	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43	to	$17.18	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%
December 31, 2014	162,235	$11.72	to	$17.70	$2,240,419	0.00%	0.55%	to	3.25%	2.91%	to	5.78%

A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2018	146,491	$10.93	to	$15.17	$1,775,756	0.00%	0.55%	to	3.25%	-10.10%	to	-7.57%
December 31, 2017	176,872	$12.07	to	$16.65	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93	to	$15.11	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54	to	$14.64	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%
December 31, 2014	168,112	$10.79	to	$15.06	$2,047,500	0.00%	0.55%	to	3.25%	0.66%	to	3.47%

	ProFund VP Consumer Services
December 31, 2018	16	$24.09	to	$28.53	$432	0.00%	0.55%	to	2.00%	-1.37%	to	0.06%
December 31, 2017	19	$24.43	to	$28.51	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.52	to	$24.22	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.15	to	$23.38	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%
December 31, 2014	19	$19.69	to	$22.45	$393	0.00%	0.55%	to	2.30%	9.93%	to	11.84%

	ProFund VP Consumer Goods
December 31, 2018	23	$15.41	to	$18.90	$405	1.19%	0.55%	to	2.30%	-16.73%	to	-15.27%
December 31, 2017	38	$18.51	to	$22.30	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45	to	$19.49	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25	to	$18.93	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%
December 31, 2014	21	$15.96	to	$18.27	$366	0.52%	0.55%	to	2.30%	7.75%	to	9.62%

	ProFund VP Financials
December 31, 2018	58	$10.28	to	$21.18	$713	0.37%	0.55%	to	2.90%	-12.97%	to	-10.92%
December 31, 2017	87	$11.75	to	$24.34	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.17	to	$21.19	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.02	to	$15.81	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%
December 31, 2014	86	$9.37	to	$16.14	$917	0.20%	0.55%	to	2.30%	10.38%	to	12.30%

	ProFund VP Health Care
December 31, 2018	56	$23.12	to	$28.77	$1,413	0.00%	0.55%	to	2.90%	1.48%	to	3.86%
December 31, 2017	76	$22.65	to	$28.35	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.17	to	$24.12	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43	to	$22.70	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%
December 31, 2014	104	$19.90	to	$21.74	$2,194	0.08%	0.55%	to	2.30%	20.92%	to	23.02%

	ProFund VP Industrials
December 31, 2018	27	$14.94	to	$22.14	$473	0.11%	0.55%	to	2.30%	-14.74%	to	-13.25%
December 31, 2017	38	$17.52	to	$25.52	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64	to	$20.97	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.70	to	$17.94	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%
December 31, 2014	25	$13.45	to	$18.68	$376	0.28%	0.55%	to	2.35%	3.15%	to	5.00%

	ProFund VP Mid-Cap Growth
December 31, 2018	28	$15.95	to	$20.63	$488	0.00%	0.55%	to	2.30%	-13.97%	to	-12.46%
December 31, 2017	32	$18.54	to	$23.56	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.03	to	$20.03	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52	to	$17.84	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%
December 31, 2014	34	$14.82	to	$17.89	$542	0.00%	0.55%	to	2.30%	3.51%	to	5.31%

	ProFund VP Mid-Cap Value
December 31, 2018	20	$14.43	to	$19.09	$333	0.10%	0.55%	to	2.30%	-15.25%	to	-13.77%
December 31, 2017	25	$17.02	to	$22.13	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74	to	$20.12	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95	to	$16.27	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%
December 31, 2014	32	$14.44	to	$17.83	$505	0.19%	0.55%	to	2.30%	7.71%	to	9.58%

	ProFund VP Real Estate
December 31, 2018	12	$11.59	to	$22.34	$175	2.17%	0.55%	to	2.90%	-8.37%	to	-6.22%
December 31, 2017	17	$12.57	to	$24.38	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90	to	$23.21	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.52	to	$17.45	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%
December 31, 2014	51	$11.74	to	$17.49	$693	1.62%	0.55%	to	2.30%	22.21%	to	24.33%

A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Small-Cap Growth
December 31, 2018	27	$18.14	to	$25.76	$580	0.00%	0.55%	to	2.90%	-8.42%	to	-6.27%
December 31, 2017	35	$19.69	to	$28.13	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83	to	$25.62	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17	to	$21.93	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%
December 31, 2014	43	$15.34	to	$22.30	$757	0.00%	0.55%	to	2.90%	-0.71%	to	1.61%

	ProFund VP Small-Cap Value
December 31, 2018	17	$15.58	to	$19.22	$292	0.00%	0.55%	to	2.00%	-15.91%	to	-14.69%
December 31, 2017	17	$18.53	to	$22.53	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.23	to	$20.65	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.65	to	$16.12	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%
December 31, 2014	16	$15.17	to	$17.68	$262	0.00%	0.55%	to	2.00%	3.74%	to	5.23%

	ProFund VP Telecommunications
December 31, 2018	6	$10.14	to	$16.11	$64	5.89%	0.55%	to	2.00%	-16.78%	to	-15.57%
December 31, 2017	9	$12.19	to	$19.08	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.38	to	$19.60	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.37	to	$16.20	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%
December 31, 2014	9	$10.45	to	$16.05	$97	4.10%	0.55%	to	2.35%	-1.74%	to	0.01%

	ProFund VP Utilities
December 31, 2018	25	$13.82	to	$21.39	$415	2.32%	0.55%	to	2.30%	0.56%	to	2.32%
December 31, 2017	35	$13.74	to	$20.91	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.71	to	$19.00	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.30	to	$16.60	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%
December 31, 2014	55	$12.35	to	$17.84	$821	1.72%	0.55%	to	2.30%	23.05%	to	25.19%

	ProFund VP Large-Cap Growth
December 31, 2018	43	$17.98	to	$25.30	$866	0.00%	0.55%	to	2.90%	-4.64%	to	-2.40%
December 31, 2017	49	$18.74	to	$26.53	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30	to	$21.79	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.91	to	$19.11	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%
December 31, 2014	115	$14.70	to	$18.52	$1,832	0.11%	0.55%	to	2.30%	10.39%	to	12.31%

	ProFund VP Large-Cap Value
December 31, 2018	49	$12.23	to	$20.10	$684	0.85%	0.55%	to	2.90%	-13.16%	to	-11.12%
December 31, 2017	56	$13.61	to	$23.15	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31	to	$21.00	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94	to	$16.31	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%
December 31, 2014	119	$11.78	to	$17.22	$1,542	0.66%	0.55%	to	2.60%	7.67%	to	9.87%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2018	9,215	$13.70	to	$26.59	$213,715	0.00%	0.55%	to	3.25%	-4.83%	to	-2.15%
December 31, 2017	9,566	$14.05	to	$27.28	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43	to	$20.28	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.68	to	$20.77	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%
December 31, 2014	7,911	$11.28	to	$18.95	$136,715	0.00%	0.55%	to	3.25%	5.95%	to	13.75%

	AST Bond Portfolio 2020
December 31, 2018	874	$10.62	to	$12.83	$10,234	0.00%	1.15%	to	3.25%	-2.99%	to	-0.86%
December 31, 2017	755	$10.95	to	$12.94	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.22	to	$12.98	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23	to	$12.88	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%
December 31, 2014	2,159	$11.26	to	$12.83	$26,327	0.00%	1.15%	to	3.25%	2.71%	to	4.94%

	AST Bond Portfolio 2017 (expired January 2, 2018)
December 31, 2018	—	$10.31	to	$10.99	$—	0.00%	1.90%	to	2.70%	-0.08%	to	-0.07%
December 31, 2017	171	$9.87	to	$11.00	$1,865	0.00%	1.90%	to	3.25%	-2.53%	to	-1.17%
December 31, 2016	6,459	$10.13	to	$11.13	$70,432	0.00%	1.90%	to	3.25%	-2.12%	to	-0.76%
December 31, 2015	6,710	$10.35	to	$11.21	$73,908	0.00%	1.90%	to	3.25%	-3.09%	to	-1.74%
December 31, 2014	6,505	$10.68	to	$11.41	$73,050	0.00%	1.90%	to	3.25%	-1.87%	to	-0.50%
A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2021
December 31, 2018	3,939	$11.10	to	$13.02	$46,917	0.00%	1.75%	to	3.25%	-3.20%	to	-1.66%
December 31, 2017	4,013	$11.47	to	$13.56	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67	to	$13.51	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82	to	$13.39	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%
December 31, 2014	8,022	$12.01	to	$13.35	$100,683	0.00%	1.15%	to	3.25%	4.18%	to	6.44%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2018	10	$15.21	to	$16.26	$156	12.90%	1.40%	to	1.85%	-18.38%	to	-18.01%
December 31, 2017	15	$18.64	to	$19.83	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20	to	$16.11	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99	to	$15.82	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%
December 31, 2014	30	$14.93	to	$15.68	$454	2.99%	1.40%	to	1.85%	-7.02%	to	-6.61%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2018	177	$3.89	to	$4.17	$705	0.00%	1.40%	to	1.85%	-1.32%	to	-0.88%
December 31, 2017	230	$3.94	to	$4.21	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97	to	$3.16	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.21	to	$3.18	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
December 31, 2014	334	$2.20	to	$3.18	$1,027	0.00%	1.40%	to	1.85%	2.19%	to	2.65%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2018	17	$21.80	to	$22.44	$368	0.00%	1.50%	to	1.85%	-0.38%	to	-0.03%
December 31, 2017	18	$21.88	to	$22.45	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.67	to	$18.07	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.65	to	$17.05	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%
December 31, 2014	25	$17.41	to	$17.76	$445	0.00%	1.40%	to	1.85%	-3.46%	to	-3.03%

	AST Bond Portfolio 2022
December 31, 2018	2,413	$10.45	to	$12.40	$27,094	0.00%	1.15%	to	3.25%	-3.41%	to	-1.30%
December 31, 2017	3,125	$10.82	to	$12.57	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.01	to	$12.52	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17	to	$12.44	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%
December 31, 2014	4,101	$11.31	to	$12.32	$48,234	0.00%	1.15%	to	3.25%	6.78%	to	9.10%

	AST Quantitative Modeling Portfolio
December 31, 2018	77,775	$11.57	to	$14.97	$1,066,652	0.00%	0.55%	to	2.65%	-8.95%	to	-7.04%
December 31, 2017	74,247	$12.49	to	$16.10	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66	to	$13.70	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11	to	$12.96	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%
December 31, 2014	43,953	$10.55	to	$13.01	$545,769	0.00%	0.55%	to	2.65%	3.75%	to	5.92%

	AST BlackRock Global Strategies Portfolio
December 31, 2018	142,883	$10.36	to	$12.79	$1,681,427	0.00%	0.55%	to	3.25%	-8.37%	to	-5.80%
December 31, 2017	156,449	$11.31	to	$13.58	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.38	to	$12.13	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.03	to	$11.40	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%
December 31, 2014	163,477	$10.68	to	$11.82	$1,852,566	0.00%	0.55%	to	3.25%	1.49%	to	4.32%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2018	65	$19.41	to	$19.91	$1,280	0.43%	1.50%	to	1.85%	-8.63%	to	-8.31%
December 31, 2017	73	$21.24	to	$21.71	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92	to	$18.25	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.22	to	$16.54	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%
December 31, 2014	93	$17.00	to	$17.26	$1,586	0.29%	1.40%	to	1.85%	8.69%	to	9.17%

	AST Prudential Core Bond Portfolio
December 31, 2018	26,712	$9.63	to	$11.74	$295,254	0.00%	0.55%	to	3.25%	-4.05%	to	-1.36%
December 31, 2017	26,114	$10.04	to	$11.90	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.82	to	$11.32	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.74	to	$10.92	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%
December 31, 2014	18,102	$10.09	to	$11.01	$194,171	0.00%	0.55%	to	3.25%	2.62%	to	5.48%

A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2023
December 31, 2018	1,037	$9.02	to	$10.24	$10,167	0.00%	1.50%	to	3.25%	-3.52%	to	-1.75%
December 31, 2017	709	$9.35	to	$10.43	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50	to	$10.58	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.64	to	$10.45	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%
December 31, 2014	9,386	$9.70	to	$10.30	$94,025	0.00%	1.30%	to	3.25%	8.96%	to	11.17%

	AST New Discovery Asset Allocation Portfolio
December 31, 2018	40,453	$11.53	to	$13.85	$511,595	0.00%	0.55%	to	3.25%	-11.27%	to	-8.78%
December 31, 2017	44,909	$12.99	to	$15.18	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52	to	$13.11	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40	to	$12.63	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%
December 31, 2014	39,864	$11.71	to	$12.86	$491,762	0.00%	0.55%	to	3.25%	1.72%	to	4.56%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2018	676	$9.21	to	$10.99	$6,818	0.00%	0.55%	to	1.95%	-8.50%	to	-7.18%
December 31, 2017	661	$10.06	to	$11.86	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.39	to	$10.93	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65	to	$9.95	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	263	$9.11	to	$9.70	$2,477	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%

	AST MFS Large-Cap Value Portfolio
December 31, 2018	8,592	$11.87	to	$17.44	$138,716	0.00%	0.55%	to	2.95%	-12.74%	to	-10.65%
December 31, 2017	9,130	$13.33	to	$19.51	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45	to	$16.72	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18	to	$14.82	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%
December 31, 2014	2,236	$10.95	to	$15.01	$32,565	0.00%	0.55%	to	2.70%	7.24%	to	9.61%

	AST Bond Portfolio 2024
December 31, 2018	2,167	$8.87	to	$9.89	$20,453	0.00%	1.50%	to	3.25%	-3.89%	to	-2.12%
December 31, 2017	1,614	$9.22	to	$10.10	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.53	to	$10.22	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.51	to	$10.14	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%
December 31, 2014	5,710	$9.56	to	$9.98	$55.945	0.00%	1.15%	to	3.25%	10.87%	to	13.27%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2018	2,406	$9.26	to	$11.98	$23,989	0.00%	0.55%	to	1.95%	-20.55%	to	-19.40%
December 31, 2017	2,206	$11.65	to	$14.89	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.81	to	$11.12	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92	to	$9.88	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%
December 31, 2014	209	$9.56	to	$9.85	$2,023	0.00%	0.55%	to	1.95%	-5.02%	to	-2.14%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2018	7,720	$13.08	to	$16.26	$117,570	0.00%	0.55%	to	2.85%	-7.49%	to	-5.29%
December 31, 2017	8,769	$13.85	to	$17.16	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80	to	$14.58	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36	to	$12.76	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%
December 31, 2014	4,132	$11.06	to	$13.30	$53,805	0.00%	0.55%	to	2.85%	9.84%	to	12.98%

	AST Multi-Sector Fixed Income Portfolio
December 31, 2018	941,647	$10.41	to	$10.92	$9,805,072	0.00%	1.10%	to	1.90%	-7.40%	to	-6.64%
December 31, 2017	775,116	$11.24	to	$11.70	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54	to	$10.88	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86	to	$10.10	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	233,397	$10.37	to	$10.53	$2,421,326	0.00%	1.10%	to	1.90%	9.06%	to	9.95%

	AST AQR Large-Cap Portfolio
December 31, 2018	1,161	$12.48	to	$16.31	$17,550	0.00%	0.55%	to	2.95%	-10.78%	to	-8.64%
December 31, 2017	1,066	$13.70	to	$17.85	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.32	to	$14.70	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.32	to	$13.35	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%
December 31, 2014	199	$11.16	to	$13.20	$2,527	0.00%	0.55%	to	2.00%	10.95%	to	12.55%

A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Large-Cap Portfolio
December 31, 2018	883	$12.71	to	$16.74	$13,957	0.00%	0.55%	to	2.95%	-9.83%	to	-7.66%
December 31, 2017	758	$13.81	to	$18.13	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47	to	$15.01	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.44	to	$13.62	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%
December 31, 2014	197	$11.17	to	$13.48	$2,453	0.00%	0.55%	to	2.05%	11.23%	to	14.61%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2018	2,827	$10.31	to	$11.48	$30,694	0.00%	1.15%	to	3.25%	-3.98%	to	-1.88%
December 31, 2017	457	$10.74	to	$11.43	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.90	to	$11.62	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.99	to	$11.47	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%
December 31, 2014	2,681	$11.14	to	$11.38	$30,230	0.00%	1.15%	to	3.25%	11.36%	to	13.78%

	AST T. Rowe Price Growth Opportunities Portfolio (available February 10, 2014)
December 31, 2018	125,668	$11.53	to	$12.36	$1,489,625	0.00%	0.55%	to	1.95%	-9.45%	to	-8.15%
December 31, 2017	99,564	$12.74	to	$13.46	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.79	to	$11.24	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43	to	$10.72	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	27,151	$10.48	to	$10.62	$285,797	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

	AST Goldman Sachs Global Growth Allocation Portfolio (available April 28, 2014)
December 31, 2018	2,648	$10.94	to	$11.26	$29,295	0.00%	0.55%	to	0.86%	-10.25%	to	-9.97%
December 31, 2017	2,312	$12.19	to	$12.54	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53	to	$10.84	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.05	to	$10.12	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%
December 31, 2014	366	$10.23	to	$10.25	$3,753	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (available April 28, 2014)
December 31, 2018	4,446	$11.60	to	$12.10	$52,914	0.00%	0.55%	to	0.86%	-7.91%	to	-7.62%
December 31, 2017	4,010	$12.60	to	$13.14	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71	to	$11.16	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.07	to	$10.28	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	784	$10.34	to	$10.36	$8,118	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (available April 28, 2014)
December 31, 2018	5,861	$11.40	to	$12.12	$70,334	0.00%	0.55%	to	0.86%	-7.34%	to	-7.05%
December 31, 2017	5,558	$12.30	to	$13.04	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61	to	$11.21	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.96	to	$10.49	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	484	$10.53	to	$10.55	$5,103	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (available April 28, 2014) (expired April 27, 2018)
December 31, 2018	—	$10.41	to	$11.18	$—	0.00%	0.55%	to	0.86%	-1.22%	to	-1.12%
December 31, 2017	3,494	$10.54	to	$11.32	$37,405	0.00%	0.55%	to	0.86%	5.04%	to	5.36%
December 31, 2016	2,928	$10.03	to	$10.77	$29,714	0.00%	0.55%	to	0.86%	5.96%	to	7.96%
December 31, 2015	2,048	$9.47	to	$9.87	$19,535	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	756	$9.95	to	$9.97	$7,530	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (available April 28, 2014)
December 31, 2018	1,990	$9.44	to	$10.13	$19,026	0.00%	0.55%	to	0.86%	-6.25%	to	-5.96%
December 31, 2017	1,743	$10.05	to	$10.79	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.42	to	$10.11	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26	to	$9.95	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%
December 31, 2014	180	$9.68	to	$9.69	$1,746	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (available April 28, 2014)
December 31, 2018	2,698	$11.23	to	$11.99	$30,682	0.00%	0.55%	to	0.86%	-12.87%	to	-12.59%
December 31, 2017	2,236	$12.89	to	$13.76	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.47	to	$11.17	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.04	to	$10.09	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%
December 31, 2014	251	$10.28	to	$10.29	$2,586	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Managed Fixed Income Portfolio (available April 28, 2014)
December 31, 2018	3,216	$10.17	to	$10.32	$33,024	0.00%	0.55%	to	0.86%	-1.70%	to	-1.39%
December 31, 2017	2,832	$10.34	to	$10.50	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03	to	$10.19	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77	to	$9.84	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	434	$10.01	to	$10.03	$4,356	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (available April 28, 2014)
December 31, 2018	254	$9.40	to	$10.40	$2,421	0.00%	0.55%	to	0.86%	-6.28%	to	-5.98%
December 31, 2017	234	$10.01	to	$11.08	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.39	to	$11.51	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08	to	$10.07	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%
December 31, 2014	33	$9.70	to	$9.71	$318	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (available April 28, 2014)
December 31, 2018	529	$10.66	to	$11.66	$5,676	0.00%	0.55%	to	0.86%	-9.35%	to	-9.06%
December 31, 2017	431	$11.74	to	$12.86	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.95	to	$10.91	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26	to	$9.33	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%
December 31, 2014	90	$10.40	to	$10.41	$934	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

	AST PIMCO Dynamic Bond Portfolio (available April 28, 2014)
December 31, 2018	549	$9.29	to	$9.94	$5,149	0.00%	0.55%	to	0.86%	-1.17%	to	-0.86%
December 31, 2017	498	$9.38	to	$10.06	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47	to	$10.17	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44	to	$9.86	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%
December 31, 2014	128	$9.72	to	$9.73	$1,248	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (available November 24, 2014)
December 31, 2018	29,409	$10.66	to	$11.30	$321,088	0.00%	0.55%	to	1.95%	-8.01%	to	-6.69%
December 31, 2017	25,241	$11.59	to	$12.11	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31	to	$10.63	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.66	to	$9.81	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%
December 31, 2014	448	$9.94	to	$9.95	$4,452	0.00%	0.55%	to	1.95%	-0.60%	to	-0.46%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2018	7,783	$9.17	to	$10.00	$74,690	0.00%	1.15%	to	3.25%	-4.27%	to	-2.18%
December 31, 2017	8,158	$9.58	to	$10.22	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67	to	$10.09	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79	to	$10.00	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2018	361	$10.44	to	$10.70	$3,850	0.00%	0.55%	to	0.86%	-0.50%	to	-0.19%
December 31, 2017	278	$10.49	to	$10.72	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32	to	$10.51	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92	to	$10.05	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2018	154	$10.17	to	$10.48	$1,610	0.00%	0.55%	to	0.86%	-1.14%	to	-0.83%
December 31, 2017	117	$10.29	to	$10.57	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16	to	$10.41	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.99	to	$10.11	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015)
December 31, 2018	241	$8.93	to	$9.02	$2,161	0.00%	0.55%	to	0.86%	-1.51%	to	-1.20%
December 31, 2017	144	$9.05	to	$9.14	$1,306	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	97	$9.11	to	$9.21	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.43	to	$9.54	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2018	195	$10.55	to	$10.81	$2,103	0.00%	0.55%	to	0.86%	2.58%	to	2.90%
December 31, 2017	147	$10.28	to	$10.51	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14	to	$10.32	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95	to	$10.10	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2018	378	$10.19	to	$10.49	$3,886	0.00%	0.55%	to	0.86%	-7.60%	to	-7.31%
December 31, 2017	271	$11.00	to	$11.34	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79	to	$10.09	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.54	to	$9.84	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015)
December 31, 2018	340	$8.48	to	$9.06	$2,916	0.00%	0.55%	to	0.86%	-6.57%	to	-6.28%
December 31, 2017	199	$9.06	to	$9.70	$1,829	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	145	$8.99	to	$9.65	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.39	to	$9.74	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2018	669	$9.66	to	$10.96	$6,560	0.00%	0.55%	to	0.86%	-16.16%	to	-15.89%
December 31, 2017	583	$11.50	to	$13.07	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29	to	$10.58	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30	to	$9.95	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2018	875	$9.45	to	$9.85	$8,326	0.00%	0.55%	to	0.86%	-4.23%	to	-3.93%
December 31, 2017	609	$9.85	to	$10.28	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67	to	$9.81	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.65	to	$9.79	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Emerging Managers Diversified Portfolio (available July 13, 2015)
December 31, 2018	456	$10.52	to	$10.84	$4,843	0.00%	0.55%	to	0.86%	-7.24%	to	-6.95%
December 31, 2017	319	$11.32	to	$11.68	$3,633	0.00%	0.55%	to	0.86%	13.32%	to	13.67%
December 31, 2016	120	$9.97	to	$10.61	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.70	to	$10.01	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015)
December 31, 2018	1,269	$11.16	to	$11.45	$14,254	0.00%	0.55%	to	0.86%	-5.73%	to	-5.43%
December 31, 2017	1,097	$11.82	to	$12.13	$13,032	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	698	$10.46	to	$10.74	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.61	to	$9.87	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	Blackrock Global Allocation V.I. Fund (Class III) (available August 24, 2015)
December 31, 2018	3,693	$10.59	to	$11.02	$39,436	0.93%	0.55%	to	0.86%	-8.38%	to	-8.09%
December 31, 2017	2,991	$11.55	to	$12.03	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.25	to	$10.67	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.96	to	$9.97	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2018	1,264	$10.97	to	$11.25	$13,988	0.00%	0.55%	to	0.86%	-5.74%	to	-5.44%
December 31, 2017	790	$11.64	to	$11.93	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.51	to	$10.77	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.98	to	$9.99	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

A 107

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2018	9,050	$9.24	to	$9.85	$86,291	0.00%	1.15%	to	3.25%	-4.49%	to	-2.40%
December 31, 2017	8,868	$9.67	to	$10.09	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73	to	$9.94	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2018	506	$10.84	to	$11.00	$5,533	0.34%	1.40%	to	2.00%	-19.33%	to	-18.85%
December 31, 2017	547	$13.44	to	$13.55	$7,381	0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585	$9.72	to	$9.74	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2018	2,788	$9.37	to	$9.78	$26,723	0.00%	1.15%	to	3.25%	-5.26%	to	-3.19%
December 31, 2017	222	$9.89	to	$10.10	$2,219	0.00%	1.15%	to	3.25%	-1.11%	to	1.03%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2018	313	$9.52	to	$9.73	$3,009	0.00%	1.15%	to	3.25%	-4.82%	to	-2.74%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST American Funds Growth Allocation Portfolio (available April 30, 2018)
December 31, 2018	28,990	$9.42	to	$9.51	$274,473	0.00%	0.55%	to	1.95%	-5.28%	to	-4.38%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the

A 108

Note 7:	Financial Highlights (continued)

five years in the period ended December 31, 2018 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

The following are the base and maximum combined mortality and expense risk, and administration charges of the respective Contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series	0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series	0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No

A 109

Note 8:	Charges and Expenses (continued)

withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 9:	Other

Accumulation units-this is the basic valuation unit used to calculate the contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent a transfer to the general account at the time of contract annuitization to establish the fixed payout account from which future annuity payments are distributed under the terms of the Contracts.

Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges-are various Contract level charges as described in Charges and Expenses in Note 8, which are assessed through the redemptions of units.

A 110

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Pruco Life Flexible Premium Variable Annuity Account as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	AST RCM World Trends Portfolio (1)
Prudential Diversified Bond Portfolio (1)	AST J.P. Morgan Global Thematic Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	AST Goldman Sachs Multi-Asset Portfolio (1)
Prudential Flexible Managed Portfolio (1)	ProFund VP Consumer Services (1)
Prudential Conservative Balanced Portfolio (1)	ProFund VP Consumer Goods (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Financials (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Health Care (1)
Prudential Natural Resources Portfolio (Class I) (1)	ProFund VP Industrials (1)
Prudential Stock Index Portfolio (1)	ProFund VP Mid-Cap Growth (1)
Prudential Global Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Real Estate (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Small-Cap Growth (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Small-Cap Value (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	ProFund VP Telecommunications (1)
Invesco V.I. Core Equity Fund (Series I) (1)	ProFund VP Utilities (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Growth (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Value (1)
MFS® Research Series (Initial Class) (1)	AST Jennison Large-Cap Growth Portfolio (1)
MFS® Growth Series (Initial Class) (1)	AST Bond Portfolio 2020 (1)
American Century VP Value Fund (Class I) (1)	AST Bond Portfolio 2017 (3)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Bond Portfolio 2021 (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Bond Portfolio 2022 (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Quantitative Modeling Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Goldman Sachs Large-Cap Value Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST Bond Portfolio 2023 (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
AST High Yield Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Bond Portfolio 2024 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)

A 111

AST Small-Cap Value Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Lord Abbett Core Fixed Income Portfolio (2)	AST QMA Large-Cap Portfolio (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Bond Portfolio 2025 (1)
AST MFS Growth Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST QMA US Equity Alpha Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (4)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Managed Equity Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST PIMCO Dynamic Bond Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Preservation Asset Allocation Portfolio (1)	AST AB Global Bond Portfolio (1)
AST Fidelity Institutional AM℠ Quantitative Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (1)
AST Advanced Strategies Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST Government Money Market Portfolio (1)	AST Wellington Management Real Total Return Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST International Value Portfolio (1)	AST Emerging Managers Diversified Portfolio (1)
AST International Growth Portfolio (1)	AST Columbia Adaptive Risk Allocation Portfolio (1)
AST Investment Grade Bond Portfolio (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST Western Asset Core Plus Bond Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST Bond Portfolio 2018 (1)	AST Bond Portfolio 2027 (1)
AST Bond Portfolio 2019 (1)	NVIT Emerging Markets Fund (Class D) (1)
AST Global Real Estate Portfolio (1)	AST Bond Portfolio 2028 (5)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2029 (6)
AST Goldman Sachs Small-Cap Value Portfolio (1)	AST American Funds Growth Allocation Portfolio (7)
(1) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the years ended December 31, 2018 and 2017.

(2) Statement of net assets as of September 14, 2018 (date of expiration), statement of operations for the period January 1, 2018 through September 14, 2018, and statement of changes in net assets for the period January 1, 2018 through September 14, 2018 and the year ended December 31, 2017.

(3) Statement of net assets as of January 2, 2018 (date of expiration), statement of operations for the period January 1, 2018 through January 2, 2018, and statement of changes in net assets for the period January 1, 2018 through January 2, 2018 and the year ended December 31, 2017.

(4) Statement of net assets as of April 27, 2018 (date of expiration), statement of operations for the period January 1, 2018 through April 27, 2018, and statement of changes in net assets for the period January 1, 2018 through April 27, 2018 and the year ended December 31, 2017.

(5) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and the period January 3, 2017 (commencement of operations) through December 31, 2017.

(6) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period January 2, 2018 (commencement of operations) through December 31, 2018.

(7) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period April 30, 2018 (commencement of operations) through December 31, 2018.

A 112

Basis for Opinions

These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 4, 2019

We have served as the auditor of one or more of the subaccounts in Pruco Life Flexible Premium Variable Annuity Account since 1996.

A 113

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiary, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2018, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2018.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 7, 2019

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2018 and 2017 (in thousands, except share amounts)

	December 31, 2018	December 31, 2017
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2018 – $5,244,903; 2017 – $4,941,944)	$5,199,595	$5,223,302
Fixed maturities, trading, at fair value (amortized cost: 2018 – $44,759; 2017 – $38,279)(1)	41,627	38,793
Equity securities, at fair value (cost: 2018 – $31,824; 2017 – $32,694)(1)	36,922	40,610
Policy loans	1,236,077	1,161,101
Short-term investments	0	1,339
Commercial mortgage and other loans	1,209,150	1,083,419
Other invested assets (includes $120,717 and $726 measured at fair value at December 31, 2018 and December 31, 2017, respectively)(1)	377,429	263,074
Total investments	8,100,800	7,811,638
Cash and cash equivalents	416,840	212,569
Deferred policy acquisition costs	1,613,922	1,376,211
Accrued investment income	88,278	82,341
Reinsurance recoverables	34,682,127	32,521,264
Receivables from parent and affiliates	289,580	300,116
Income taxes receivable	46,102	0
Other assets	365,219	465,467
Separate account assets	119,077,916	129,655,734
TOTAL ASSETS	$164,680,784	$172,425,340
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$22,059,692	$20,036,134
Future policy benefits	19,476,394	18,561,550
Cash collateral for loaned securities	11,063	33,169
Income taxes payable	0	36,323
Payables to parent and affiliates	229,345	228,210
Other liabilities	1,093,143	1,038,972
Separate account liabilities	119,077,916	129,655,734
Total liabilities	161,947,553	169,590,092
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 14)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,146,592	1,141,092
Retained earnings	1,612,435	1,526,310
Accumulated other comprehensive income	(28,296)	165,346
Total equity	2,733,231	2,835,248
TOTAL LIABILITIES AND EQUITY	$164,680,784	$172,425,340
(1) Prior period amounts have been reclassified to conform to current period presentation. See "Adoption of ASU 2016-01" in Note 2 for details.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2018, 2017, and 2016 (in thousands)

	2018	2017	2016
REVENUES
Premiums	$50,808	$54,706	$(825,942)
Policy charges and fee income	533,327	275,693	787,195
Net investment income	325,287	352,410	375,950
Asset administration fees	14,368	17,593	84,443
Other income	72,964	67,749	31,107
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(3,710)	(8,374)	(18,020)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	0	995	343
Other realized investment gains (losses), net	(163,568)	(72,807)	776,126
Total realized investment gains (losses), net	(167,278)	(80,186)	758,449
Total revenues	829,476	687,965	1,211,202
BENEFITS AND EXPENSES
Policyholders’ benefits	149,499	(18,416)	(275,565)
Interest credited to policyholders’ account balances	171,993	168,391	301,220
Amortization of deferred policy acquisition costs	135,826	95,007	628,101
General, administrative and other expenses	314,371	271,533	220,733
Total benefits and expenses	771,689	516,515	874,489
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	57,787	171,450	336,713
Total income tax expense (benefit)	(52,641)	(156,828)	(68,492)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	110,428	328,278	405,205
Equity in earnings of operating joint venture, net of taxes	(1,790)	(485)	0
NET INCOME (LOSS)	$108,638	$327,793	$405,205
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(17,745)	259	(8)
Net unrealized investment gains (losses)	(259,981)	137,484	9,500
Total	(277,726)	137,743	9,492
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(55,174)	43,372	3,322
Other comprehensive income (loss), net of tax	(222,552)	94,371	6,170
Comprehensive income (loss)	$(113,914)	$422,164	$411,375

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Equity
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2015	$2,500	$779,973	$3,636,410	$64,805	$4,483,688
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			405,205		405,205
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					411,375
Balance, December 31, 2016	$2,500	$986,062	$1,448,517	$70,975	$2,508,054
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			327,793		327,793
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					422,164
Balance, December 31, 2017	$2,500	$1,141,092	$1,526,310	$165,346	$2,835,248
Cumulative effect of adoption of ASU 2016-01			7,936	(1,539)	6,397
Cumulative effect of adoption of ASU 2018-02			(30,449)	30,449	0
Contributed capital		5,500			5,500
Dividend to parent
Contributed (distributed) capital-parent/child asset transfers
Comprehensive income:
Net income (loss)			108,638		108,638
Other comprehensive income (loss), net of tax				(222,552)	(222,552)
Total comprehensive income (loss)					(113,914)
Balance, December 31, 2018	$2,500	$1,146,592	$1,612,435	$(28,296)	$2,733,231
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$108,638	$327,793	$405,205
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(116,675)	(142,781)	113,501
Interest credited to policyholders’ account balances	171,993	168,391	301,220
Realized investment (gains) losses, net	167,278	80,186	(758,449)
Amortization and other non-cash items	(43,259)	(65,536)	(70,104)
Change in:
Future policy benefits	1,843,825	1,920,440	1,801,299
Reinsurance recoverables	(1,832,092)	(2,046,215)	(1,764,242)
Accrued investment income	(5,937)	(3,692)	12,709
Net payables to/receivables from parent and affiliates	18,457	43,913	(9,851)
Deferred policy acquisition costs	(211,059)	(183,884)	311,273
Income taxes	(28,950)	(76,330)	(39,769)
Derivatives, net	(44,585)	55,104	(198,861)
Other, net	(4,487)	26,443	(110,850)
Cash flows from (used in) operating activities	23,147	103,832	(6,919)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	561,340	1,062,236	1,371,000
Fixed maturities, trading(1)	0	214	527
Equity securities(1)	6,008	510	35,686
Policy loans	153,124	143,655	137,778
Ceded policy loans	(15,131)	(15,188)	(8,989)
Short-term investments	13,404	72,725	260,027
Commercial mortgage and other loans	64,261	254,635	209,263
Other invested assets(1)	19,527	31,192	12,479
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(875,672)	(1,315,508)	(2,465,763)
Fixed maturities, trading(1)	(6,481)	(15,019)	0
Equity securities(1)	(5,039)	(5,000)	(5,000)
Policy loans	(179,968)	(123,645)	(120,628)
Ceded policy loans	17,036	18,942	18,054
Short-term investments	(13,430)	(37,407)	(241,827)
Commercial mortgage and other loans	(199,847)	(180,929)	(312,898)
Other invested assets(1)	(70,902)	(32,275)	(32,307)
Notes receivable from parent and affiliates, net	(2,464)	5,731	20,463
Derivatives, net	639	(17,569)	20,954
Other, net	(2,880)	(152,576)	(261)
Cash flows from (used in) investing activities	(536,475)	(305,276)	(1,101,442)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	5,093,239	4,540,655	4,289,697
Ceded policyholders’ account deposits	(3,230,005)	(3,083,049)	(2,430,570)
Policyholders’ account withdrawals	(3,135,714)	(2,682,445)	(2,505,219)
Ceded policyholders’ account withdrawals	2,022,519	1,692,756	1,072,151
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(22,106)	(110,710)	103,463
Dividend to parent	0	(250,000)	0

Contributed Capital	0	148,500	405,321
Contributed (distributed) capital - parent/child asset transfers	0	2,354	1,676
Repayments of debt (maturities longer than 90 days)	0	0	(125,000)
Drafts outstanding	(10,334)	59,795	22,713
Cash flows from (used in) financing activities	717,599	317,856	834,232
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	204,271	116,412	(274,129)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	212,569	96,157	370,286
CASH AND CASH EQUIVALENTS, END OF YEAR	$416,840	$212,569	$96,157
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$(23,684)	$(45,538)	$(28,772)
Interest paid	$3,099	$2,179	$16,263
(1) Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.
Significant Non-Cash Transactions
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other invested assets related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Note 9 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan and other investments which ceased operations and was dissolved as of December 31, 2018. Pruco Life and its subsidiary are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.
Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".
As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.
As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.
The impact of these transactions on the Consolidated Statements of Operations and Comprehensive Income (Loss) was as follows:

Day 1 Impact of the Variable Annuities Recapture(1)	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689

(1)	Day 1 Significant Non-Cash Transactions:

•
Consideration transferred includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

•
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

•	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Revision to Prior Period Consolidated Financial Statements
In 2018, the Company identified an error in the calculation of reserves for certain individual life products that impacted several line items within previously issued consolidated financial statements. Prior period amounts have been revised in the financial statements and related disclosures to correct this error. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements. See Note 16 for a more detailed description of the revisions and for comparisons of amounts previously reported to the revised amounts.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables, and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock and mutual fund shares, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Other income,” and dividend income is reported in “Net investment income” on the ex-dividend date.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Other invested assets consist of the Company’s non-coupon investments in Limited Partnerships and Limited Liability Companies ("LPs/LLCs") (other than operating joint ventures) and derivative assets. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value,” and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial, an United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 9. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. There was no deferred sales inducements balance at December 31, 2018 and 2017. See Note 8 for additional information regarding sales inducements.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 9.
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.
Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 8 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 7 for additional information regarding policyholders’ account balances.
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 8. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 7 for additional information regarding future policy benefits.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income”.
Income taxes liability primarily represents the net deferred tax liability and the Company’s estimated taxes payable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 10 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 10 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.
The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 10 for additional information regarding income taxes.
Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 13 for additional information regarding short-term and long-term debt.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium methodology.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 8 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.
Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust ("AST") (see Note 13). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value,” and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Derivatives are recorded either as assets, within “Other invested assets”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading, at fair value” or “Equity securities, at fair value".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 5 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiary, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, Universal Prudential Arizona Reinsurance Company (“UPARC”). The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 9). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 9, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
In 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.
The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Adoption of ASU 2016-01

Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available for sale” are to be reported in net income within “Other income” in the Consolidated Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available for sale” were reported in AOCI.

The impacts of this ASU on the Company’s Consolidated Financial Statements can be categorized as follows: (1) Changes to the presentation within the Consolidated Statements of Financial Position; (2) Cumulative-effect Adjustment Upon Adoption; and (3) Changes to Accounting Policies. Each of these components is described below.

(1) Changes to the presentation within the Consolidated Statements of Financial Position

Because of the fundamental accounting changes as described in section "(3) Changes to Accounting Policies" below, the Company determined that changes to the presentation of certain balances in the investment section of the Company’s Consolidated Statements of Financial Position were also necessary to maintain clarity and logical presentation. The table below illustrates these changes by presenting the balances as previously reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 and the reclassifications that were made, along with a footnote explanation of each reclassification.

	December 31, 2017
	As previously reported	Reclassifications			As currently reported
Consolidated Statements of Financial Position Line Items		(1)	(2)	(3)
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$5,223,302				$5,223,302
*Fixed maturities, trading, at fair value	0		38,793		38,793
~~Equity securities, available-for-sale, at fair value~~ 	23,122	(23,122)			0
*Equity securities, at fair value	0	23,122	17,488		40,610
~~Trading account assets, at fair value~~	56,281		(56,281)		0
Policy loans	1,161,101				1,161,101
Short-term investments	1,339				1,339
Commercial mortgage and other loans	1,083,419				1,083,419
~~Other long-term investments~~	263,074			(263,074)	0
*Other invested assets	0			263,074	263,074
Total investments	$7,811,638	$0	$0	$0	$7,811,638
* - New line item effective January 1, 2018.
~~Strikethrough~~ - Eliminated line item effective January 1, 2018.

(1)	Retitled “Equity securities, available-for-sale, at fair value” to “Equity securities, at fair value” as equity securities can no longer be described as available-for-sale.

(2)	Eliminated the line item “Trading account assets, at fair value” and reclassified each component to another line item.

(3)	Retitled “Other long-term investments” to “Other invested assets”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2) Cumulative-effect Adjustment Upon Adoption

The provisions of ASU 2016-01 require that the Company apply the amendments through a cumulative-effect adjustment to the Consolidated Statements of Financial Position as of the beginning of the fiscal year of adoption. The following table illustrates the impact on the Company’s Consolidated Statement of Financial Position as a result of recording this cumulative-effect adjustment on January 1, 2018.

Summary of ASU 2016-01 Transition Impacts on the Consolidated Statement
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other invested assets	$8,097
Total assets	$8,097
Income taxes payable	$1,700
Total liabilities	1,700
Accumulated other comprehensive income (loss)	(1,539)
Retained earnings	7,936
Total equity	6,397
Total liabilities and equity	$8,097

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2018, including policies associated with the adoption of ASU 2016-01.

Other ASU adopted during the twelve months ended December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which included a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU did not have an impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
	January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU did not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
	January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU did not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss)
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.

The Company early adopted the ASU effective January 1, 2018 and elected to apply the ASU in the period of adoption subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by increasing AOCI and decreasing retained earnings, each by $30.4 million. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

ASU issued but not yet adopted as of December 31, 2018 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements. The ASU is effective January 1, 2021 (with early adoption permitted), and will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Consolidated Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value with changes in value attributable to changes in an entity’s NPR to be recognized in OCI.
An entity will apply a retrospective transition method which will include a cumulative-effect adjustment on the balance sheet as of the earliest period presented.
Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Other ASU issued but not yet adopted as of December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary-impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.

The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

3. INVESTMENTS
Fixed Maturity Securities
The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$75,049	$2,427	$6	$77,470	$0
Obligations of U.S. states and their political subdivisions	609,955	15,154	2,351	622,758	0
Foreign government bonds	208,009	2,137	8,199	201,947	0
U.S. corporate public securities	1,739,860	46,166	54,401	1,731,625	0
U.S. corporate private securities	890,748	11,181	18,591	883,338	0
Foreign corporate public securities	270,428	3,746	12,151	262,023	0
Foreign corporate private securities	857,604	9,797	40,022	827,379	0
Asset-backed securities(1)	156,818	1,528	750	157,596	(122)
Commercial mortgage-backed securities	347,570	3,353	4,527	346,396	0
Residential mortgage-backed securities(2)	88,862	1,268	1,067	89,063	(177)
Total fixed maturities, available-for-sale	$5,244,903	$96,757	$142,065	$5,199,595	$(299)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $0.4 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2017(4)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$95,851	$3,964	$0	$99,815	$0
Obligations of U.S. states and their political subdivisions	597,254	38,204	0	635,458	0
Foreign government bonds	128,058	7,536	496	135,098	0
U.S. corporate public securities	1,634,677	149,054	2,642	1,781,089	(215)
U.S. corporate private securities	931,113	32,180	2,055	961,238	0
Foreign corporate public securities	170,503	12,681	732	182,452	0
Foreign corporate private securities	815,462	46,387	10,183	851,666	0
Asset-backed securities(1)	179,935	2,519	26	182,428	(138)
Commercial mortgage-backed securities	320,223	5,148	2,539	322,832	0
Residential mortgage-backed securities(2)	68,868	2,527	169	71,226	(220)
Total fixed maturities, available-for-sale	$4,941,944	$300,200	$18,842	$5,223,302	$(573)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $2.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(4)	Prior period amounts have been reclassified to conform to current period presentation.
The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$630	$6	$630	$6
Obligations of U.S. states and their political subdivisions	124,776	1,571	31,215	780	155,991	2,351
Foreign government bonds	77,055	3,184	59,700	5,015	136,755	8,199
U.S. corporate public securities	784,916	37,635	213,147	16,766	998,063	54,401
U.S. corporate private securities	263,934	9,159	287,031	9,432	550,965	18,591
Foreign corporate public securities	124,764	6,286	72,725	5,865	197,489	12,151
Foreign corporate private securities	424,921	22,605	127,201	17,417	552,122	40,022
Asset-backed securities	112,527	650	6,523	100	119,050	750
Commercial mortgage-backed securities	49,616	434	116,786	4,093	166,402	4,527
Residential mortgage-backed securities	34,249	240	32,432	827	66,681	1,067
Total fixed maturities, available-for-sale	$1,996,758	$81,764	$947,390	$60,301	$2,944,148	$142,065

	December 31, 2017(1)
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	16,522	210	11,959	286	28,481	496
U.S. corporate public securities	39,213	305	107,332	2,337	146,545	2,642
U.S. corporate private securities	89,441	1,102	40,276	953	129,717	2,055
Foreign corporate public securities	27,079	190	8,390	542	35,469	732
Foreign corporate private securities	61,515	530	151,933	9,653	213,448	10,183
Asset-backed securities	6,351	22	317	4	6,668	26
Commercial mortgage-backed securities	49,823	285	93,403	2,254	143,226	2,539
Residential mortgage-backed securities	8,030	28	6,160	141	14,190	169
Total fixed maturities, available-for-sale	$297,974	$2,672	$419,770	$16,170	$717,744	$18,842

(1)	Prior period amounts have been reclassified to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2018 and 2017, the gross unrealized losses on fixed maturity securities were composed of $121.3 million and $13.9 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $20.8 million and $4.9 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2018, the $60.3 million of gross unrealized losses of twelve months or more were concentrated in the Company's corporate securities within the finance, energy and consumer non-cyclical sectors. As of December 31, 2017, the $16.2 million of gross unrealized losses of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the energy and finance sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2018 or 2017. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2018, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.

The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2018
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$74,061	$74,367
Due after one year through five years	702,071	688,732
Due after five years through ten years	1,053,160	1,037,182
Due after ten years	2,822,361	2,806,259
Asset-backed securities	156,818	157,596
Commercial mortgage-backed securities	347,570	346,396
Residential mortgage-backed securities	88,862	89,063
Total fixed maturities, available-for-sale	$5,244,903	$5,199,595
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.
The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$234,617	$569,151	$833,562
Proceeds from maturities/prepayments	326,664	492,944	495,969
Gross investment gains from sales and maturities	1,370	44,458	94,262
Gross investment losses from sales and maturities	(11,000)	(9,956)	(10,475)
OTTI recognized in earnings(2)	(3,710)	(7,379)	(17,677)

(1)	Includes $(0.1) million, $(0.1) million and $(1.5) million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2018	2017
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$4,374	$5,520
New credit loss impairments	0	424
Additional credit loss impairments on securities previously impaired	0	664
Increases due to the passage of time on previously recorded credit losses	539	106
Reductions for securities which matured, paid down, prepaid or were sold during the period	(2,000)	(1,909)
Reductions for securities impaired to fair value during the period(1)	(1,136)	(327)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(486)	(104)
Assets transferred to parent and affiliates	0	0
Balance, end of period	$1,291	$4,374

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Equity Securities
The net change in unrealized gains (losses) from equity securities still held at period end, recorded within “Other income (loss),” was $(2.8) million during the year ended December 31, 2018. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within "Other comprehensive income (loss)," was $2.0 million and $3.0 million during the years ended December 31, 2017 and 2016, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2018		December 31, 2017
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$362,811	29.9%	$356,694	32.9%
Hospitality	16,083	1.3	16,529	1.5
Industrial	263,999	21.8	180,619	16.7
Office	187,450	15.5	159,646	14.7
Other	131,961	10.9	99,119	9.1
Retail	193,473	16.0	205,367	18.9
Total commercial mortgage loans	1,155,777	95.4	1,017,974	93.8
Agricultural property loans	55,438	4.6	67,239	6.2
Total commercial mortgage and agricultural property loans by property type	1,211,215	100.0%	1,085,213	100.0%
Allowance for credit losses	(2,065)		(1,794)
Total commercial mortgage and other loans	$1,209,150		$1,083,419
As of December 31, 2018, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (21%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (5%), Australia (4%), and Mexico (2%).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2015	$2,587	$64	$2,651
Addition to (release of) allowance for credit losses	(1,074)	(19)	(1,093)
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2016	$1,513	$45	$1,558
Addition to (release of) allowance for credit losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	$1,728	$66	$1,794
Addition to (release of) allowance for credit losses	298	(27)	271
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,026	$39	$2,065
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,026	39	2,065
Total ending balance(1)	$2,026	$39	$2,065
Recorded investment(2):
Individually evaluated for impairment	$0	$816	$816
Collectively evaluated for impairment	1,155,777	54,622	1,210,399
Total ending balance(1)	$1,155,777	$55,438	$1,211,215

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,728	66	1,794
Total ending balance(1)	$1,728	$66	$1,794
Recorded investment(2):
Individually evaluated for impairment	$2,316	$1,153	$3,469
Collectively evaluated for impairment	1,015,658	66,086	1,081,744
Total ending balance(1)	$1,017,974	$67,239	$1,085,213

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$696,507	$12,771	$80	$709,358
60%-69.99%	321,586	18,525	0	340,111
70%-79.99%	105,727	27,790	0	133,517
80% or greater	28,000	229	0	28,229
Total commercial mortgage and agricultural property loans	$1,151,820	$59,315	$80	$1,211,215

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$606,846	$21,709	$705	$629,260
60%-69.99%	333,185	9,594	2,010	344,789
70%-79.99%	84,492	26,439	0	110,931
80% or greater	0	0	233	233
Total commercial mortgage and agricultural property loans	$1,024,523	$57,742	$2,948	$1,085,213
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,155,777	$0	$0	$0	$1,155,777	$0
Agricultural property loans	55,438	0	0	0	55,438	0
Total	$1,211,215	$0	$0	$0	$1,211,215	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,017,974	$0	$0	$0	$1,017,974	$0
Agricultural property loans	67,239	0	0	0	67,239	0
Total	$1,085,213	$0	$0	$0	$1,085,213	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For the year ended December 31, 2018, there were $3 million of commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2017, there were no commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2018, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were $147 million of commercial mortgage and other loans sold.
Other Invested Assets
The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Company's investment in separate accounts	$40,126	$37,404
LPs/LLCs:
Equity method:
Private equity	149,164	123,957
Hedge funds	57,171	53,066
Real estate-related	10,251	7,040
Subtotal equity method	216,586	184,063
Fair value:
Private equity	60,118	35,686
Hedge funds	762	726
Real estate-related	9,024	5,186
Subtotal fair value(1)	69,904	41,598
Total LPs/LLCs	286,490	225,661
Derivative instruments	50,813	9
Total other invested assets(2)	$377,429	$263,074

(1)	As of December 31, 2017, $40.9 million was accounted for using the cost method.

(2)	Prior period amounts have been reclassified to conform to current period presentation. For additional information, see Note 2.

As of both December 31, 2018 and 2017, the Company had no significant equity method investments.

Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale	$220,942	$230,060	$242,351
Fixed maturities, trading	1,105	834	1,075
Equity securities, at fair value	885	884	977
Commercial mortgage and other loans	49,577	52,127	58,940
Policy loans	66,305	63,884	62,735
Short-term investments and cash equivalents	2,382	1,090	1,767
Other invested assets	2,256	23,518	29,512
Gross investment income	343,452	372,397	397,357
Less: investment expenses	(18,165)	(19,987)	(21,407)
Net investment income(1)	$325,287	$352,410	$375,950

(1)	Prior period amounts have been reclassified to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The carrying value of non-income producing assets included $3.1 million in fixed maturities as of December 31, 2018. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2018.
Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities(1)	$(13,340)	$27,123	$66,110
Equity securities(2)	0	(125)	(1,570)
Commercial mortgage and other loans	(271)	(337)	29,584
LPs/LLCs	849	(221)	(229)
Derivatives	(154,208)	(106,625)	664,533
Short-term investments and cash equivalents	(308)	(1)	21
Realized investment gains (losses), net	$(167,278)	$(80,186)	$758,449

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

(2)	Effective January 1, 2018, realized gains (losses) on equity securities are recorded within “Other income (loss).”
Net Unrealized Gains (Losses) on Investments within AOCI
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2018	2017	2016
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$(689)	$1,609	$4,883
Fixed maturity securities, available-for-sale—all other	(44,619)	279,749	59,755
Equity securities, available-for-sale(1)	0	2,368	366
Derivatives designated as cash flow hedges(2)	22,122	(17,678)	40,931
Affiliated notes	810	4,782	5,056
Other investments	5,055	3,588	1,441
Net unrealized gains (losses) on investments	$(17,321)	$274,418	$112,432

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2018 and 2017, the company had no repurchase agreements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2018			December 31, 2017
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$8,169	$0	$8,169	$0	$22,460	$22,460
Foreign government bonds	0	0	0	6,157	0	6,157
U.S. public corporate securities	628	0	628	4,074	0	4,074
Foreign public corporate securities	2,266	0	2,266	478	0	478
Total cash collateral for loaned securities(1)	$11,063	$0	$11,063	$10,709	$22,460	$33,169

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$10,836	$32,109
Total securities pledged	$10,836	$32,109
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$11,063	$33,169
Total liabilities supported by the pledged collateral	$11,063	$33,169
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2018 and 2017, the fair value of this collateral was $143 million and $148 million, respectively, none of which had either been sold or repledged.
As of December 31, 2018 and 2017, there were fixed maturities of $3.7 million and $3.8 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities) which may include guaranteed benefit features that are accounted for as embedded derivatives; related to these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 9 for additional information on the recapture.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral, and NPR.

	December 31, 2018			December 31, 2017
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$719,476	$38,333	$(16,638)	$649,905	$18,243	$(44,806)
Total Qualifying Hedges	$719,476	$38,333	$(16,638)	$649,905	$18,243	$(44,806)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$246,925	$15,665	$(3,174)	$246,925	$23,032	$0
Foreign Currency
Foreign Currency Forwards	23,043	277	(20)	16,320	0	(376)
Credit
Credit Default Swaps	756	0	(9)	1,594	0	(96)
Currency/Interest Rate
Foreign Currency Swaps	98,363	6,303	(2,109)	95,145	4,347	(5,600)
Equity
Equity Options	1,981,693	17,312	(4,912)	1,277,102	69,472	(23,500)
Total Non-Qualifying Hedges	$2,350,780	$39,557	$(10,224)	$1,637,086	$96,851	$(29,572)
Total Derivatives (1)	$3,070,256	$77,890	$(26,862)	$2,286,991	$115,094	$(74,378)

(1)	Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,589 million and $5,453 million as of December 31, 2018 and December 31, 2017, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables" or "Other liabilities" was an asset of $5,600 million and $5,458 million as of December 31, 2018 and December 31, 2017, respectively. Of these reinsurance recoverables, the fair value related to the living benefits guarantee from PALAC and Prudential Insurance was an asset of $5,585 million and $5,445 million and the fair value related to the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income ("HDI") v.3.0 from Union Hamilton Reinsurance, Ltd. ("Union Hamilton"), an external counterparty, was a net asset of $15 million and $13 million of December 31, 2018 and December 31, 2017, respectively. See Note 9 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $13 million and $47 million as of December 31, 2018 and December 31, 2017, respectively. There were no related reinsurance recoverables at each respective period.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$77,887	$(27,078)	$50,809	$(7,307)	$43,502
Securities purchased under agreements to resell	143,000	0	143,000	(143,000)	0
Total Assets	$220,887	$(27,078)	$193,809	$(150,307)	$43,502
Offsetting of Financial Liabilities:
Derivatives(1)	$26,862	$(26,862)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$26,862	$(26,862)	$0	$0	$0

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$115,086	$(115,086)	$0	$0	$0
Securities purchased under agreements to resell	148,000	0	148,000	(148,000)	0
Total Assets	$263,086	$(115,086)	$148,000	$(148,000)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$74,378	$(69,718)	$4,660	$(245)	$4,415
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$74,378	$(69,718)	$4,660	$(245)	$4,415

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 13. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,819	$10,066	$39,801
Total cash flow hedges	0	6,819	10,066	39,801
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(7,688)	0	0	0
Currency	1,475	0	0	0
Currency/Interest Rate	5,398	0	44	0
Credit	(2)	0	0	0
Equity	(27,212)	0	0	0
Embedded Derivatives	(126,179)	0	0	0
Total non-qualifying hedges	(154,208)	0	44	0
Total	$(154,208)	$6,819	$10,110	$39,801

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,071	$(8,234)	$(58,609)
Total cash flow hedges	0	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(7,245)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total non-qualifying hedges	(106,625)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total cash flow hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2018, 2017 and 2016, the ineffective portion of derivatives accounted for using hedge accounting was de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2015	$48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	40,931
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(59,712)
Amount reclassified into current period earnings	1,103
Balance, December 31, 2017	(17,678)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2018	55,689
Amount reclassified into current period earnings	(15,889)
Balance, December 31, 2018	$22,122
The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements of Operations and Comprehensive Income (Loss); these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2018 values, it is estimated that a pre-tax gain of $7 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2019, offset by amounts pertaining to the hedged items.

The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Derivatives
The Company has no exposure from credit derivative positions where it has written credit protection as of December 31, 2018 and 2017.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $1 million and $2 million reported at fair value as a liability of $0.0 million and $0.1 million as of December 31, 2018 and 2017, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.

5. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$47,654	$29,816	$0	$77,470
Obligations of U.S. states and their political subdivisions	0	622,758	0	0	622,758
Foreign government bonds	0	201,947	0	0	201,947
U.S. corporate public securities	0	1,731,623	2	0	1,731,625
U.S. corporate private securities	0	838,497	44,841	0	883,338
Foreign corporate public securities	0	262,023	0	0	262,023
Foreign corporate private securities	0	815,634	11,745	0	827,379
Asset-backed securities(2)	0	151,040	6,556	0	157,596
Commercial mortgage-backed securities	0	346,396	0	0	346,396
Residential mortgage-backed securities	0	89,063	0	0	89,063
Subtotal	0	5,106,635	92,960	0	5,199,595
Fixed maturities, trading	0	41,627	0	0	41,627
Equity securities	131	20,794	15,997	0	36,922
Short-term investments	0	0	0	0	0
Cash equivalents	69,903	147,043	0	0	216,946
Other invested assets(3)	0	77,886	4	(27,078)	50,812
Reinsurance recoverables	0	0	5,600,008	0	5,600,008
Receivables from parent and affiliates	0	125,381	9,261	0	134,642
Subtotal excluding separate account assets	70,034	5,519,366	5,718,230	(27,078)	11,280,552
Separate account assets(4)(5)	0	114,947,872	0	0	114,947,872
Total assets	$70,034	$120,467,238	$5,718,230	$(27,078)	$126,228,424
Future policy benefits(6)	$0	$0	$5,588,840	$0	$5,588,840
Policyholders' account balances	0	0	13,015	0	13,015
Payables to parent and affiliates	0	26,862	0	(26,862)	0
Total liabilities	$0	$26,862	$5,601,855	$(26,862)	$5,601,855

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$80,611	$19,204	$0	$99,815
Obligations of U.S. states and their political subdivisions	0	635,458	0	0	635,458
Foreign government bonds	0	134,924	174	0	135,098
U.S. corporate public securities	0	1,779,935	1,154	0	1,781,089
U.S. corporate private securities	0	901,080	60,158	0	961,238
Foreign corporate public securities	0	182,243	209	0	182,452
Foreign corporate private securities	0	837,766	13,900	0	851,666
Asset-backed securities(2)	0	71,400	111,028	0	182,428
Commercial mortgage-backed securities	0	322,832	0	0	322,832
Residential mortgage-backed securities	0	71,226	0	0	71,226
Subtotal	0	5,017,475	205,827	0	5,223,302
Fixed maturities, trading(7)	0	38,793	0	0	38,793
Equity securities(7)	94	22,991	17,525	0	40,610
Short-term investments	0	0	1,339	0	1,339
Cash equivalents	0	28,007	0	0	28,007
Other invested assets(3)(7)	0	115,094	0	(115,086)	8
Reinsurance recoverables	0	0	5,457,649	0	5,457,649
Receivables from parent and affiliates	0	132,571	0	0	132,571
Subtotal excluding separate account assets	94	5,354,931	5,682,340	(115,086)	10,922,279
Separate account assets(4)(5)	0	125,543,035	0	0	125,543,035
Total assets	$94	$130,897,966	$5,682,340	$(115,086)	$136,465,314
Future policy benefits(6)	$0	$0	$5,452,583	$0	$5,452,583
Policyholders' account balances	0	0	46,651	0	46,651
Payables to parent and affiliates	0	74,378	0	(69,718)	4,660
Total liabilities	$0	$74,378	$5,499,234	$(69,718)	$5,503,894

(1)
“Netting” amounts represent cash collateral of $0.2 million and $45.4 million as of December 31, 2018 and 2017, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2018 and 2017 , the fair values of such investments were $70 million and $0.7 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Consolidated Statements of Financial Position.

(5)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at NAV per share (or its equivalent). At December 31, 2018 and 2017, the fair value of such investments was $4,130 million and $4,113 million, respectively.

(6)
As of December 31, 2018, the net embedded derivative liability position of $5,589 million includes $633 million of embedded derivatives in an asset position and $6,222 million of embedded derivatives in a liability position. As of December 31, 2017, the net embedded derivative liability position of $5,453 million includes $823 million of embedded derivatives in an asset position and $6,276 million of embedded derivatives in a liability position.

(7)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2018 and 2017, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other invested assets”, or as liabilities within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Other liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
The Company also had an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 9). Under this agreement, the Company paid a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk was accounted for as an embedded derivative which was included in “Reinsurance recoverables” as of December 31, 2017. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative included capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the London Inter-Bank Offered Rate ("LIBOR") swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$31,503	Discounted cash flow	Discount rate	7.00%	20.00%	10.21%	Decrease
		Liquidation	Liquidation value	40.71%	40.71%	40.71%	Increase
Reinsurance recoverables	$5,600,008	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$5,588,840	Discounted cash flow	Lapse rate(4)	1%	13%		Decrease
			Spread over LIBOR(5)	0.36%	1.60%		Decrease
			Utilization rate(6)	50%	97%		Increase
			Withdrawal rate	See table footnote (7) below
			Mortality rate(8)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(2)	$36,966	Discounted cash flow	Discount rate	5.06%	22.23%	7.33%	Decrease
		Liquidation	Liquidation value	25.00%	25.00%	25.00%	Increase
Reinsurance recoverables	$5,457,649	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(3)	$5,452,583	Discounted cash flow	Lapse rate(4)	1%	12%		Decrease
			Spread over LIBOR(5)	0.12%	1.10%		Decrease
			Utilization rate(6)	52%	97%		Increase
			Withdrawal rate	See table footnote (7) below
			Mortality rate(8)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale.

(3)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(4)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(5)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(6)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(7)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2018 and 2017, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(8)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate. During the second quarter of 2018, $81 million of investments in collateralized loan obligations (“CLOs”) reported as “Asset-backed securities” were transferred from Level 3 to Level 2 as market activity, liquidity and overall observability of valuation inputs of CLOs have increased.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$19,204	$0	$10,679	$(67)	$0	$0	$0	$0	$0	$29,816	$0
Foreign government	0	(15)	0	0	0	0	174	0	(159)	0	0
Corporate securities(4)	75,421	(6,642)	13,573	(215)	0	(39,459)	15	18,877	(4,982)	56,588	(1,944)
Structured securities(5)	111,028	(540)	31,067	(10,844)	0	(10,216)	0	13,513	(127,452)	6,556	0
Other assets:
Equity securities	17,525	(1,453)	0	(75)	0	0	0	0	0	15,997	(1,453)
Other invested assets	0	(5)	0	0	0	0	0	18	(9)	4	(5)
Short-term investments	1,339	(47)	11,106	(73)	0	(12,311)	(14)	0	0	0	(19)
Cash equivalents	0	(256)	4,987	(465)	0	(4,266)	0	0	0	0	0
Reinsurance recoverables	5,457,649	(782,025)	924,384	0	0	0	0	0	0	5,600,008	(573,853)
Receivables from parent and affiliates	0	47	9,719	0	0	(525)	0	6,551	(6,531)	9,261	0
Liabilities:
Future policy benefits	(5,452,583)	780,261	0	0	(916,518)	0	0	0	0	(5,588,840)	572,088
Policyholders' account balances	(46,651)	24,405	0	0	0	9,231	0	0	0	(13,015)	24,405

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,600)	$0	$(6,015)	$418	$(1,944)	$0
Other assets:
Equity securities	0	(1,453)	0	0	0	(1,453)
Other invested assets	(5)	0	0	0	(5)	0
Short-term investments	(47)	0	0	0	(19)	0
Cash equivalents	(256)	0	0	0	0	0
Reinsurance recoverables	(782,025)	0	0	0	(573,853)	0
Receivables from parent and affiliates	0	0	(20)	67	0	0
Liabilities:
Future policy benefits	780,261	0	0	0	572,088	0
Policyholders' account balances	24,405	0	0	0	24,405	0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017(7)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. government	$0	$0	$15,634	$0	$0	$0	$3,570	$0	$0	$19,204	$0
Foreign government	0	0	0	0	0	0	0	0	0	0	0
Corporate securities(4)	102,556	(450)	18,022	(52,287)	0	(24,770)	(3,582)	42,125	(6,193)	75,421	(2,736)
Structured securities(5)	19,856	1,133	110,224	(7,471)	0	(55,372)	0	78,159	(35,501)	111,028	0
Other assets:
Equity securities(6)	15,845	1,669	0	0	0	0	11	0	0	17,525	2,345
Other invested assets(6)	0	0	0	0	0	0	0	16	(16)	0	0
Short-term investments	0	0	8,425	(1)	0	(7,085)	0	0	0	1,339	0
Cash equivalents	0	0	0	0	0	0	0	0	0	0	0
Reinsurance recoverables	5,474,263	(158,623)	902,110	0	0	0	(760,101)	0	0	5,457,649	(315,998)
Receivables from parent and affiliates	6,493	0	0	0	0	0	0	0	(6,493)	0	0
Liabilities:
Future policy benefits	(5,041,007)	463,432	0	0	(875,008)	0	0	0	0	(5,452,583)	313,532
Policyholders' account balances	(20,337)	(30,991)	0	0	0	4,677	0	0	0	(46,651)	(30,991)

	Year Ended December 31, 2017(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$2,001	$0	$(1,588)	$270	$(2,736)	$0
Other assets:
Equity securities(6)	1,707	0	(38)	0	0	2,345
Other invested assets(6)	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(158,623)	0	0	0	(315,998)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	463,432	0	0	0	313,532	0
Policyholders' account balances	(30,991)	0	0	0	(30,991)	0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2016, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2016.

	Year Ended December 31, 2016(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Other income (loss)	Included in other comprehensive income (loss)	Net investment income	Realized investment gains (losses), net	Other income (loss)
	(in thousands)
Fixed maturities, available-for-sale	$(1,168)	$(32)	$(860)	$203	$(1,938)	$0
Other assets:
Equity securities(6)	0	192	(90)	0	0	(769)
Other invested assets(6)	0	0	0	(67)	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(281,009)	0	0	0	4,326,977	0
Receivables from parent and affiliates	(13)	0	16	0	0	0
Liabilities:
Future policy benefits	975,823	0	0	0	866,386	0
Policyholders' account balances	(8,463)	0	0	0	(8,463)	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)
Other, except for Reinsurance recoverables, primarily represents reclassifications of certain assets and liabilities between reporting categories. Other for Reinsurance recoverables for the year ended December 31, 2017, represents the Company's recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC and the discontinuation of embedded derivative accounting, effective July 1, 2017.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

(7)	Prior period amounts have been updated to conform to current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2018(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,214,350	$1,214,350	$1,209,150
Policy loans	0	0	1,236,077	1,236,077	1,236,077
Cash and cash equivalents	56,894	143,000	0	199,894	199,894
Accrued investment income	0	88,278	0	88,278	88,278
Receivables from parent and affiliates	0	154,938	0	154,938	154,938
Other assets	0	28,950	0	28,950	28,950
Total assets	$56,894	$415,166	$2,450,427	$2,922,487	$2,917,287
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,206,747	$272,322	$1,479,069	$1,486,929
Cash collateral for loaned securities	0	11,063	0	11,063	11,063
Payables to parent and affiliates	0	229,345	0	229,345	229,345
Other liabilities	0	372,997	0	372,997	372,997
Total liabilities	$0	$1,820,152	$272,322	$2,092,474	$2,100,334

	December 31, 2017(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,111,625	$1,111,625	$1,083,419
Policy loans	0	0	1,161,101	1,161,101	1,161,101
Cash and cash equivalents	36,562	148,000	0	184,562	184,562
Accrued investment income	0	82,341	0	82,341	82,341
Receivables from parent and affiliates	0	167,545	0	167,545	167,545
Other assets	0	50,407	0	50,407	50,407
Total assets	$36,562	$448,293	$2,272,726	$2,757,581	$2,729,375
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,178,583	$276,435	$1,455,018	$1,458,599
Cash collateral for loaned securities	0	33,169	0	33,169	33,169
Payables to parent and affiliates	0	223,550	0	223,550	223,550
Other liabilities	0	362,592	0	362,592	362,592
Total liabilities	$0	$1,797,894	$276,435	$2,074,329	$2,077,910

(1)
The information presented as of December 31, 2017, excludes certain hedge funds, private equity funds and other funds that were accounted for using the cost method and for which the fair value was measured at NAV per share (or its equivalent) as a practical expedient. The fair value and the carrying value of these cost method investments were $49 million and $41 million, respectively. Due to the adoption of ASU 2016-01 effective January 1, 2018, these assets are carried at fair value at each reporting date with changes in fair value reported in “Other income.” Therefore, as of December 31, 2018, these assets are excluded from this table but are reported in the fair value recurring measurement table.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as reinsurance recoverables, unsettled trades and accounts receivable.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
6. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2018	2017	2016
	(in thousands)
Balance, beginning of year	$1,376,211	$1,341,093	$5,129,931
Capitalization of commissions, sales and issue expenses	346,885	278,892	316,828
Amortization-Impact of assumption and experience unlocking and true-ups	(54,772)	(16,140)	130,652
Amortization-All other	(81,054)	(78,867)	(758,753)
Change in unrealized investment gains and losses	26,652	(5,363)	(28,723)
Other(1)	0	(143,404)	(3,448,842)
Balance, end of year	$1,613,922	$1,376,211	$1,341,093

(1)
Represents ceded DAC upon reinsurance agreements with Gibraltar Universal Life Reinsurance Company ("GUL Re") in 2017 and PALAC and Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

7. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Life insurance – domestic	$11,831,419	$11,112,825
Life insurance – Taiwan	1,408,598	1,400,050
Individual and group annuities and supplementary contracts	609,457	565,971
Other contract liabilities	5,626,920	5,482,704
Total future policy benefits	$19,476,394	$18,561,550
Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwanese individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwanese reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 3.1% to 4.4%. See Note 8 for additional information regarding liabilities for guaranteed benefits related to certain long-duration life and annuity contracts.
Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2018	2017
	(in thousands)
Interest-sensitive life contracts	$17,167,713	$15,460,543
Individual annuities	3,444,327	3,132,751
Guaranteed interest accounts	240,886	264,239
Other	1,206,766	1,178,601
Total policyholders’ account balances	$22,059,692	$20,036,134
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.5% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 5.3%. Interest crediting rates range from 0.5% to 8.0% for other.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no-lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2018 and 2017, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2018		December 31, 2017
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$87,412,536	N/A	$94,605,484	N/A
Net amount at risk	$656,027	N/A	$23,143	N/A
Average attained age of contractholders	66 years	N/A	65 years	N/A
Minimum return or contract value
Account value	$18,574,416	$97,055,710	$21,331,358	$105,887,964
Net amount at risk	$3,186,237	$4,510,250	$1,309,080	$1,729,783
Average attained age of contractholders	70 years	67 years	69 years	66 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Balances are gross of reinsurance.

(2)	Includes income and withdrawal benefits.

	December 31, 2018	December 31, 2017

	In the Event of Death(1)(2)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
Separate account value	$3,301,084	$3,496,913
General account value	$8,224,464	$7,209,522
Net amount at risk	$144,225,578	$135,077,843
Average attained age of contractholders	55 years	55 years

(1)	Balances are gross of reinsurance.

(2)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.
Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2018	December 31, 2017(1)
	(in thousands)
Equity funds	$56,191,438	$65,755,874
Bond funds	44,794,947	44,672,897
Money market funds	1,610,279	2,415,670
Total	$102,596,664	$112,844,441

(1)	Balances are gross of reinsurance.
In addition to the amounts invested in separate account investment options above, $3.4 billion at December 31, 2018 and $3.1 billion at December 31, 2017 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2018, 2017 and 2016 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 9 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance at December 31, 2015	$376,894	$3,245,821	$30,618	$5,205,435	$8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Change in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance at December 31, 2016	387,993	4,058,181	27,038	5,041,008	9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Change in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance at December 31, 2017	390,338	4,997,310	17,131	5,452,583	10,857,362
Incurred guarantee benefits(1)	71,467	717,444	1,889	136,256	927,056
Paid guarantee benefits	(35,800)	(76,944)	(2,032)	0	(114,776)
Change in unrealized investment gains and losses	(14,437)	(405,956)	(178)	0	(420,571)
Balance at December 31, 2018	$411,568	$5,231,854	$16,810	$5,588,839	$11,249,071

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2015	$684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance at December 31, 2016	0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 9 for additional information.

There were no deferred sales inducements balances at December 31, 2018 and 2017 because they were fully ceded.
9. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), PAR U, Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, GUL Re, DART, its parent company Prudential Insurance, as well as third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016 and its affiliate UPARC through June 30, 2017. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate the Company's capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Through June 30, 2017, the Company had an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. See below for additional information on the change effective July 1, 2017 related to the recapture of the no-lapse guarantee risks that were previously reinsured to UPARC. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2018	2017(1)
	(in thousands)
Reinsurance recoverables	$34,682,127	$32,521,264
Policy loans	(130,502)	(124,843)
Deferred policy acquisition costs	(7,267,847)	(6,832,729)
Deferred sales inducements	(562,052)	(638,065)
Other assets(2)	185,573	205,430
Policyholders’ account balances	5,004,112	5,004,885
Future policy benefits	3,376,048	3,301,841
Other liabilities(3)	621,856	605,155

(1)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

(2)	"Other assets" includes $0.1 million of unaffiliated activity as of both December 31, 2018 and 2017.

(3)	"Other liabilities" includes $27 million and $73 million of unaffiliated activity as of December 31, 2018 and 2017, respectively.
The reinsurance recoverables by counterparty are broken out below:

	December 31, 2018	December 31, 2017
	(in thousands)
PAR U	$11,444,032	$11,111,272
PALAC	8,828,190	8,388,988
PURC	4,127,455	3,577,962
PARCC	2,527,690	2,546,673
GUL Re	2,017,810	1,772,950
PAR Term	1,678,745	1,559,618
Prudential of Taiwan	1,414,669	1,406,686
Term Re	1,259,141	966,509
Prudential Insurance(1)	1,226,917	1,118,004
DART	119,946	0
Unaffiliated	37,532	72,602
Total reinsurance recoverables	$34,682,127	$32,521,264

(1)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2018	2017(8)	2016(8)
	(in thousands)
Premiums:
Direct	$1,807,809	$1,720,896	$1,621,531
Assumed(1)	230	194	359
Ceded(2)	(1,757,231)	(1,666,384)	(2,447,832)
Net premiums	50,808	54,706	(825,942)
Policy charges and fee income:
Direct	3,248,574	3,459,134	2,804,446
Assumed	497,751	473,573	533,648
Ceded(3)	(3,212,998)	(3,657,014)	(2,550,899)
Net policy charges and fee income	533,327	275,693	787,195
Net investment income:
Direct	330,058	356,291	378,969
Assumed	1,581	1,484	1,411
Ceded	(6,352)	(5,365)	(4,430)
Net investment income	325,287	352,410	375,950
Asset administration fees:
Direct	346,727	340,461	310,178
Assumed	0	0	0
Ceded	(332,359)	(322,868)	(225,735)
Net asset administration fees	14,368	17,593	84,443
Other income:
Direct	68,931	62,830	50,475
Assumed(4)	96	390	(161)
Ceded	(55)	(77)	21
Amortization of reinsurance income	3,992	4,606	(19,228)
Net other income	72,964	67,749	31,107
Realized investment gains (losses), net:
Direct	769,114	478,117	1,263,088
Assumed	0	0	0
Ceded(5)	(936,392)	(558,303)	(504,639)
Realized investment gains (losses), net	(167,278)	(80,186)	758,449
Policyholders’ benefits (including change in reserves):
Direct	2,647,574	2,436,537	2,440,897
Assumed(6)	599,589	584,909	596,196
Ceded(7)	(3,097,664)	(3,039,862)	(3,312,658)
Net policyholders’ benefits (including change in reserves)	149,499	(18,416)	(275,565)
Interest credited to policyholders’ account balances:
Direct	499,458	350,262	413,328
Assumed	141,307	135,123	131,953
Ceded	(468,772)	(316,994)	(244,061)
Net interest credited to policyholders’ account balances	171,993	168,391	301,220
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	(1,587,360)	(1,302,020)	(840,010)

(1)	"Premiums assumed" includes $0.2 million, $0.2 million and $0.4 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(2)	"Premiums ceded" includes $(0.2) million, $0.0 million and $0.0 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(3)	"Policy charges ceded" includes $(20) million, $(8) million and $(4) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(4)	"Other income assumed" includes $0.1 million, $0.4 million and $(0.2) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(5)	"Realized investment gains (losses), net ceded" includes $(34) million, $(20) million and $(30) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(6)
"Policyholders' benefits (including change in reserves) assumed" includes $0.0 million, $0.4 million and $0.0 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(7)
"Policyholders' benefits (including change in reserves) ceded" includes $(10) million, $4 million and $5 million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(8)
Prior period amounts in the table above have been revised to correct previously reported numbers. These prior period revisions have also been reflected in the Consolidated Financial Statements. See Note 16 for a more detailed description of the revision.

The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2018	2017	2016
	(in thousands)
Direct gross life insurance face amount in force	$936,489,617	$882,333,743	$827,832,976
Assumed gross life insurance face amount in force	40,811,929	41,782,959	42,566,514
Reinsurance ceded	(901,709,295)	(854,053,110)	(805,796,078)
Net life insurance face amount in force	$75,592,251	$70,063,592	$64,603,412
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, with effective dates prior to January 1, 2011.
Effective July 1, 2012, PLNJ reinsures an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as certain of its universal policies, excluding those policies that are subject to principles-based reserving.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as certain of its universal policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as certain of its universal policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principles-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector policies having no-lapse guarantees as well as certain of its universal policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwanese branch, including its Taiwanese insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through December 31, 2017, through an automatic coinsurance agreement with Term Re.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company reinsures a portion of the mortality risk directly to third-party reinsurers and retains all of the non-reinsured portion of the mortality risk.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In May 2018, Hartford Financial sold a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.
DART
Effective January 1, 2018, the Company entered into an automatic coinsurance agreement with DART to reinsure an amount equal to 95% of the risks associated with its term life insurance policies with effective dates on or after January 1, 2018.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.
Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date. As part of the recapture, the Company received invested assets of $557 million as consideration from UPARC and unwound the associated reinsurance recoverable of $760 million. As a result, the Company recognized a loss of $203 million immediately.
Pruco Re
Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit guarantees sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Information regarding significant third-party reinsurance arrangements is described below.
Union Hamilton
Between April 1, 2015 and December 31, 2016, the Company, excluding its subsidiary, reinsured approximately 50% of the new business related to "highest daily" living benefits rider guarantees on HDI v.3.0 product, available with Prudential Premier Retirement Variable Annuity, to Union Hamilton. During that time period, the Company ceded approximately $2.9 billion of new rider premiums to Union Hamilton under this agreement. This reinsurance remains in force for the duration of the underlying annuity contracts. New sales of HDI v.3.0 subsequent to December 31, 2016 are not covered by this external reinsurance agreement. As of December 31, 2018, $2.9 billion of HDI v.3.0 account values are reinsured to Union Hamilton.
10. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$36,739	$(52,502)	$(99,443)
State and local	0	0	49
Total	36,739	(52,502)	(99,394)
Deferred tax expense (benefit):
U.S. Federal	(89,380)	(104,326)	30,902
Total	(89,380)	(104,326)	30,902
Total income tax expense (benefit)	(52,641)	(156,828)	(68,492)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(55,174)	43,372	3,322
Additional paid-in capital	0	824	587
Total income tax expense (benefit)	$(107,815)	$(112,632)	$(64,583)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% and applicable for 2018 and 35% applicable for the periods prior to 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Expected federal income tax expense	$12,136	$60,007	$117,849
Non-taxable investment income	(49,845)	(157,408)	(146,324)
Tax credits	(40,272)	(29,506)	(30,916)
Domestic production activities deduction, net	0	(10,447)	(9,488)
Changes in tax law	3,618	(20,165)	0
Settlements with taxing authorities	20,984	0	0
Other	738	691	387
Reported income tax expense (benefit)	$(52,641)	$(156,828)	$(68,492)
Effective tax rate	(91.1)%	(91.5)%	(20.3)%
The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2018, 2017 and 2016 was (91.1)%, (91.5)% and (20.3)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the Company’s effective tax rate during the periods presented:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $20 million tax benefit in “Total income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017 which is inclusive of the impacts to prior periods due to the revision as discussed in Note 16. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $1 million increase in income tax benefit for a total of $21 million recognized from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution ("IIR") - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an acceleration of taxable income for the Company’s 2017 tax return for which the tax expense was calculated at 35% and an increase in future tax deduction for the same amount to be realized at 21% netting to a $5 million increase to income tax expense.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $47 million of the total $50 million of 2018 non-taxable investment income, $155 million of the total $157 million of 2017 non-taxable investment income, and $142 million of the total $146 million of 2016 non-taxable investment income. The DRD for the current period was estimated using information from 2017, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Insurance reserves	$245,488	$171,504
Investments	8,283	0
Other	1,897	0
Deferred tax assets	255,668	171,504
Deferred tax liabilities:
Deferred policy acquisition costs	55,030	39,501
Net unrealized gains on securities	0	61,294
Investments	95,294	100,269
Other	0	7,944
Deferred tax liabilities	150,324	209,008
Net deferred tax asset (liability)	$105,344	$(37,504)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2018 and 2017. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $58 million, $170 million and $321 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2018	2017	2016
	(in thousands)
Balance at January 1,	$30,196	$9,488	$0
Increases in unrecognized tax benefits-prior years	0	12,373	4,744
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	0	8,335	4,744
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	(30,196)	0	0
Balance at December 31,	$0	$30,196	$9,488
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$0	$30,196	$9,488
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2018, the Company remains subject to examination in the U.S. for tax years 2015 through 2017.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax return is filed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

11. EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Consolidated Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in OCI before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346
Change in OCI before reclassifications	(17,745)	(257,432)	(275,177)
Amounts reclassified from AOCI	0	(2,549)	(2,549)
Income tax benefit (expense)	581	54,593	55,174
Cumulative effect of adoption of ASU 2016-01	0	(1,539)	(1,539)
Cumulative effect of adoption of ASU 2018-02	(50)	30,499	30,449
Balance, December 31, 2018	$(17,448)	$(10,848)	$(28,296)

(1)	Includes cash flow hedges of $22 million, $(18) million, and $41 million as of December 31, 2018, 2017 and 2016, respectively.
Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$15,889	$(1,103)	$7,915
Net unrealized investment gains (losses) on available-for-sale securities(4)	(13,340)	28,101	56,625
Total net unrealized investment gains (losses)	2,549	26,998	64,540
Total reclassifications for the period	$2,549	$26,998	$64,540

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other invested assets and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$5,196	$(1,305)	$1,069	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	393	0	(138)	255
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(437)	153	(284)
Balance, December 31, 2016	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850
Net investment gains (losses) on investments arising during the period	(2,150)	0	0	451	(1,699)
Reclassification adjustment for (gains) losses included in net income	(20)	0	0	4	(16)
Reclassification adjustment for OTTI losses excluded from net income(1)	(128)	0	0	27	(101)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(53)	0	11	(42)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	15	(3)	12
Balance, December 31, 2018	$(689)	$(152)	$37	$(192)	$(996)

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(3)	"Other liabilities" primarily includes reinsurance payables.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits, Policyholders' Account Balances and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2015	$111,837	$(96,620)	$80,015	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(132)	0	46	(86)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	14,276	(4,996)	9,280
Balance, December 31, 2016	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730
Net investment gains (losses) on investments arising during the period	(284,672)	0	0	59,778	(224,894)
Reclassification adjustment for (gains) losses included in net income	(2,529)	0	0	531	(1,998)
Reclassification adjustment for OTTI losses excluded from net income(1)	128	0	0	(27)	101
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(67,575)	0	14,190	(53,385)
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and other liabilities	0	0	97,003	(20,369)	76,634
Cumulative effect of adoption of ASU 2016-01	(2,368)	0	0	829	(1,539)
Cumulative effect of adoption of ASU 2018-02	0	0	0	30,499	30,499
Balance, December 31, 2018	$(16,632)	$(65,743)	$68,005	$4,518	$(9,852)

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(3)	"Other costs" primarily includes reinsurance recoverables and deferred reinsurance losses.

(4)	"Other liabilities" primarily includes reinsurance payables.

12. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $192 million, $(503) million and $578 million for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,461 million and $1,365 million at December 31, 2018 and 2017, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is a capacity to pay a dividend of $146 million in 2019 without prior approval. The Company paid dividends to Prudential Insurance of $0 million, $250 million and $2,593 million in 2018, 2017 and 2016, respectively.
13.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. "General and administrative expenses" include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2018, 2017 and 2016. The expense charged to the Company for the deferred compensation program was $6 million, $9 million and $8 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $23 million, $26 million and $23 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million for each of the years ended December 31, 2018, 2017 and 2016.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million for each of the years ended December 31, 2018, 2017 and 2016.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market-based pricing arrangement.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $739 million, $633 million and $709 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $69 million, $66 million and $58 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Corporate Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,631 million at December 31, 2018 and $3,688 million at December 31, 2017. Fees related to these COLI policies were $45 million, $44 million and $42 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $13 million, $14 million and $15 million for the years ended December 31, 2018, 2017 and 2016, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $88 million and $79 million as of December 31, 2018 and 2017, respectively. "Net investment income" related to these ventures includes a loss of $1 million for the year ended December 31, 2018, a gain of $8 million and $2 million for the years ended December 31, 2017 and 2016, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $333 million, $323 million and $295 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $10 million, $14 million and $13 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income (Loss).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2018	2017
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$6,502	$6,551
U.S. dollar fixed rate notes	2020	-	2027	0.00%	-	14.85%	128,140	126,020
Total long-term notes receivable - affiliated(1)							$134,642	$132,571

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2018 and 2017, and is included in “Other assets”. Revenues related to these assets were $5 million, $5 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2018 and 2017:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
PALAC	January 2017	Purchase	Fixed Maturities & Short-Term Investments	$29	$29	$0	$0
Prudential Insurance	June 2017	Sale	Fixed Maturities & Short-Term Investments	$16,965	$16,515	$293	$0
Prudential Insurance	June 2017	Sale	Commercial Mortgages	$43,198	$42,301	$584	$0
UPARC	September 2017	Transfer In	Other Invested Assets	$37,354	$37,354	$0	$0
GUL Re	September 2017	Transfer Out	Other Invested Assets	$72,354	$72,354	$0	$0
GUL Re	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$1,254,457	$1,195,697	$0	$58,760
Prudential Financial	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
Prudential Financial	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
UPARC	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$417,067	$385,459	$0	$31,608
UPARC	September 2017	Transfer In	Trading Account Assets	$6,225	$5,002	$0	$1,223
GUL Re	September 2017	Transfer Out	Trading Account Assets	$6,225	$5,002	$0	$1,223
UPARC	September 2017	Purchase	Other Invested Assets	$20,685	$20,685	$0	$0
UPARC	November 2017	Purchase	Fixed Maturities & Short-Term Investments	$41,250	$34,332	$0	$6,919
Prudential Insurance	December 2017	Sale	Commercial Mortgages	$106,199	$105,191	$655	$0
DART	January 2018	Purchase	Other Invested Assets	$21,457	$21,457	$0	$0
PALAC	April 2018	Purchase	Fixed Maturities	$64,313	$64,313	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$87,486	$87,486	$0	$0
GUL Re	May 2018	Purchase	Fixed Maturities	$37,921	$37,921	$0	$0
Prudential Realty Securities, Inc.	November 2018	Purchase	Commercial Mortgages	$3,259	$3,425	$0	$(167)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. As of December 31, 2018 and 2017, there was no debt outstanding.
The total interest expense to the Company related to loans payable to affiliates was $0.7 million, $0.8 million and $13 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Contributed Capital and Dividends
In March of 2018, the Company received a capital contribution in the amount of $6 million from Prudential Insurance. In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance. In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance.
Through December of 2018, the Company did not pay any dividends. In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance. In April of 2016, the Company paid dividends in the amounts of $2,593 million to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 9, the Company participates in reinsurance transactions with certain affiliates.
14. COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2018 and 2017, the outstanding balances on these commitments were $14 million and $15 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2018 and 2017, $257 million and $196 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that sets out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2018, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $100 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million. Annualized new business premiums include 100% of scheduled first year premiums for policies sold during this period.
Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties. In December 2017, NJDOBI ended its investigation and concluded that there was no evidence of improper activity by Prudential regarding the sale and marketing of MyTerm policies to Wells Fargo customers. In November 2018, the Company and Wells Fargo resolved the Company’s claims emanating from the MyTerm distribution agreement. This matter is now closed.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint. In September 2018, plaintiff filed a motion for class certification.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Escheatment Litigation
State of West Virginia ex. Rel. John D. Perdue v. Pruco Life
In October 2012, the State of West Virginia commenced a second action against Pruco Life making the same allegations stated in the action against Prudential Insurance. In April 2013, Pruco Life filed motions to dismiss the complaints in both of the West Virginia actions. In December 2013, the Court granted Pruco Life’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied Pruco Life's rehearing petition. In November 2015, Pruco Life filed its answer. In September 2018, the case was dismissed with prejudice. This matter is now closed.
Unclaimed Property
In 2011 the New York Attorney General subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, in 2011 the New York Office of Unclaimed Funds commenced an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.
The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of the discussions with the SEC regarding the foreign tax reclaim matter or the possible settlement of the securities lending matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2018 and 2017 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2018
Total revenues	$188,712	$248,288	$183,330	$209,146
Total benefits and expenses	179,469	224,981	166,760	200,479
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	9,243	23,307	16,570	8,667
Net income (loss)	$11,304	$36,226	$18,725	$42,383
2017 (1)
Total revenues	$210,959	$287,079	$(21,860)	$211,787
Total benefits and expenses	185,770	(44,363)	193,996	181,112
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	25,189	331,442	(215,856)	30,675
Net income (loss)	$46,017	$341,052	$(177,196)	$117,920
(1) The variability in the quarterly results for 2017 was primarily due to the recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC. See Note 9 for additional information.
16. REVISION TO PRIOR YEAR INFORMATION
Revisions to 2018, 2017 and 2016 Consolidated Financial Statements
In 2018, the Company identified an error in the calculation of reserves for certain individual life products that impacted several line items within previously issued consolidated financial statements. Prior period amounts have been revised in the financial statements and related disclosures to correct this error as shown below. Management evaluated these adjustments and concluded they were not material to any previously reported quarterly or annual financial statements.
Management assessed the materiality of the misstatement described above on prior period financial statements in accordance with SEC Staff Accounting Bulletin ("SAB") No. 99, Materiality, codified in ASC 250-10, Accounting Changes and Error Corrections ("ASC 250"), and concluded that these misstatements were not material to any prior annual or interim periods. Accordingly, in accordance with ASC 250 (SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements), the consolidated financial statements as of and for the years ended December 31, 2017 and 2016, which are presented herein, have been revised. Similarly, impacted prior periods presented within the Quarterly Report on Form 10-Q for the period ended March 31, 2019 will be revised, as presented below.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following are selected line items from the consolidated financial statements illustrating the effects of these revisions:

Consolidated Statements of Financial Position

	Year Ended December 31, 2017
	As Previously Reported	Revision	As Revised
	(in thousands)
ASSETS
Reinsurance recoverables	$32,555,500	$(34,236)	$32,521,264
TOTAL ASSETS	$172,459,576	$(34,236)	$172,425,340
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$18,593,130	$(31,580)	$18,561,550
Income taxes	32,440	3,883	36,323
Other liabilities	1,060,123	(21,151)	1,038,972
TOTAL LIABILITIES	169,638,940	(48,848)	169,590,092
EQUITY
Retained earnings	$1,511,698	$14,612	$1,526,310
TOTAL EQUITY	2,820,636	14,612	2,835,248
TOTAL LIABILITIES AND EQUITY	$172,459,576	$(34,236)	$172,425,340

Consolidated Statements of Operations and Comprehensive Income (Loss)

	Year Ended December 31, 2017			Year Ended December 31, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$254,542	$21,151	$275,693	$787,195	$0	$787,195
TOTAL REVENUES	666,814	21,151	687,965	1,211,202	0	1,211,202
BENEFITS AND EXPENSES
Policyholders' benefits	(38,380)	19,964	(18,416)	(260,200)	(15,365)	(275,565)
TOTAL BENEFITS AND EXPENSES	496,551	19,964	516,515	889,854	(15,365)	874,489
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	170,263	1,187	171,450	321,348	15,365	336,713
Income tax expense (benefit)	(154,654)	(2,174)	(156,828)	(73,869)	5,377	(68,492)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	324,917	3,361	328,278	395,217	9,988	405,205
NET INCOME (LOSS)	$324,432	$3,361	$327,793	$395,217	$9,988	$405,205
COMPREHENSIVE INCOME (LOSS)	$418,803	$3,361	$422,164	$401,387	$9,988	$411,375

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	(UNAUDITED)
	Three Months Ended March 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
REVENUES
Policy charges and fee income	$125,896	$3,259	$129,155
TOTAL REVENUES	185,453	3,259	188,712
BENEFITS AND EXPENSES
Policyholders' benefits	48,955	2,781	51,736
Amortization of deferred policy acquisition costs	26,604	(459)	26,145
TOTAL BENEFITS AND EXPENSES	177,147	2,322	179,469
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	8,306	937	9,243
Income tax expense (benefit)	(2,448)	(251)	(2,699)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	10,754	1,188	11,942
NET INCOME (LOSS)	$10,116	$1,188	$11,304
COMPREHENSIVE INCOME (LOSS)	$(105,158)	$1,188	$(103,970)

Consolidated Statements of Equity

	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2015	$3,635,147	$1,263	$3,636,410	$4,482,425	$1,263	$4,483,688
Comprehensive income (loss):
Net income (loss)	395,217	9,988	405,205	395,217	9,988	405,205
Total comprehensive income (loss)				401,387	9,988	411,375
Balance, December 31, 2016	$1,437,266	$11,251	$1,448,517	$2,496,803	$11,251	$2,508,054
Comprehensive income (loss):
Net income (loss)	324,432	3,361	327,793	324,432	3,361	327,793
Total comprehensive income (loss)				418,803	3,361	422,164
Balance, December 31, 2017	$1,511,698	$14,612	$1,526,310	$2,820,636	$14,612	$2,835,248

	(UNAUDITED)
	Retained Earnings			Total Equity
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
Balance, December 31, 2017	$1,511,698	$14,612	$1,526,310	$2,820,636	$14,612	$2,835,248
Comprehensive income (loss):
Net income (loss)	10,116	1,188	11,304	10,116	1,188	11,304
Total comprehensive income (loss)				(105,158)	1,188	(103,970)
Balance, March 31, 2018	$1,499,351	$15,798	$1,515,149	$2,727,375	$15,798	$2,743,173

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Consolidated Statements of Cash Flows

	December 31, 2017			December 31, 2016
	As Previously Reported	Revision	As Revised	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$324,432	$3,361	$327,793	$395,217	$9,988	$405,205
Future policy benefits	1,934,713	(14,273)	1,920,440	1,816,665	(15,366)	1,801,299
Reinsurance recoverables	(2,080,452)	34,237	(2,046,215)	(1,764,242)	0	(1,764,242)
Income taxes	(74,156)	(2,174)	(76,330)	(45,147)	5,378	(39,769)
Other, net	47,594	(21,151)	26,443	(110,850)	0	(110,850)
Cash flows from (used in) operating activities	103,832	0	103,832	(6,919)	0	(6,919)

	(UNAUDITED)
	March 31, 2018
	As Previously Reported	Revision	As Revised
	(in thousands)
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net income (loss)	$10,116	$1,188	$11,304
Policy charges and fee income	(24,173)	476	(23,697)
Future policy benefits	511,380	(2,968)	508,412
Reinsurance recoverables	(430,215)	5,748	(424,467)
Deferred policy acquisition costs	(45,184)	(458)	(45,642)
Income taxes	(2,651)	(251)	(2,902)
Other, net	(93,619)	(3,735)	(97,354)
Cash flows from (used in) operating activities	(7,769)	0	(7,769)

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiary (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the index appearing under Item 15 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the consolidated financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which its accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018 and the manner in which it accounts for certain reinsurance costs in 2017.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 13 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 7, 2019

We have served as the Company's auditor since 1996.

PART C
OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiary consisting of the Consolidated Statements of Financial Position as of December 31, 2018 and 2017, and the related Consolidated Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2018, and the related Notes and Financial Statement Schedules appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)	Agreements for custody of securities and similar investments-Not Applicable.

(3)(a)	Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

(b)(1)	Specimen Affiliated Insurer Amendment to Selling Agreement. (Note 6)

(b)(2)	List of Broker Dealers selling under original Selling Agreement. (Note 7)

(b)(3)	List of Broker Dealers that executed Amendment to Selling Agreement. (Note 7)

(4)(a)	Individual Flexible Premium Deferred Variable Annuity Contract (ICC19-P-VA/IND (6/19)) and schedule pages (ICC19-P-VA/IND-DCD (6/19)). (Note 11)

(4)(b)	Lifetime Income Rider (ICC19-P-RID-LI (6/19)). (Note 11)

(4)(c)	Lifetime Income Schedule Supplement (ICC19-P-SCH-LI (6/19)). (Note 11)

(4)(d)	Return of Adjusted Purchase Payments Death Benefit Rider (ICC19-P-RID-ROP (6/19)). (Note 11)

(4)(e)	Return of Adjusted Purchase Payments Death Benefit Schedule Supplement (ICC19-P-SCH-ROP (6/19)). (Note 11)

(4)(f)	Individual Retirement Annuity Endorsement P-END-IRA (02/10). (Note 10)

(4)(g)	Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). (Note 10)

(4)(h)	Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). (Note 10)

(4)(i)	Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). (Note 10)

(4)(j)	403(b) Annuity Endorsement (P-END-403 (2/10). (Note 10)
(4)(k)    Beneficiary Annuity Endorsement P-ENDBENE (2/10). (Note 10)
(4)(l)    Market Value Adjustment Option Rider P-RID-MVA (2/10). (Note 10)
(4)(m)    Market Value Adjustment Option Schedule Supplement P-SCH-MVA (2/10). (Note 10)
(4)(n)    Dollar Cost Averaging Program Rider P-RID-DCA (2/10). (Note 10)
(4)(o)    Dollar Cost Averaging Program Schedule Supplement P-SCH-DCA (2/10). (Note 10)

(4)(p)    Form of Fund Access Charge Rider (P-RID-FAC (9/19)). (Note 1)

(5)(a)	Application for MyRock Advisor Individual Variable Annuity (P-VA-APP (2/20)). (Note 1)

(6)(a)	Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

(6)(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7)	Combination Coinsurance and Modified Coinsurance Agreement between Pruco Life Insurance Company and Prudential Annuities Life Assurance Corporation (portions redacted). (Note 11)

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(8)(a)
AST Fund Participation Agreement dated May 1, 2005, as amended and restated June 8, 2005, by and among Pruco Life Insurance Company, American Skandia Trust, American Skandia Investment Services, Inc., Prudential Investments LLC, American Skandia Marketing, Inc. and Prudential Investment Management Services LLC. (Note 6)

(8)(b)
Amendment effective as of February 25, 2013 to Fund Participation Agreement between Advanced Series Trust, Prudential Investments LLC, AST Investment Services, Inc., Prudential Annuities Distributors, Inc., Prudential Investment Management Services LLC and Pruco Life Insurance Company. (Note 8)

(8)(c)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC. (Note 9)

(8)(d)
Fund Participation Agreement dated October 1, 2019 among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC and Pruco Life Insurance Company. (Note 12)

(8)(e)
First Amendment to Fund Participant Agreement effective as of October 15, 2019, by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC, Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. (Note 12)

(8)(f)
3rd Amendment to Participation Agreement effective as of October 1, 2019, by and among Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, Variable Insurance Products Fund V, Fidelity Distributors Corporation and Pruco Life Insurance Company. (Note 12)

(8)(g)	Participation Agreement dated September 30, 2019, by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and Pruco Life Insurance Company. (Note 12)

(8)(h)
Amendment No. 9 dated October 1, 2019, to Participation Agreement by and among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, MFS Fund Distributors, Inc. and Pruco Life Insurance Company. (Note 12)

(8)(i)
Fund Participation Agreement dated October 9, 2019, among American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, American Funds Insurance Series and Pruco Life Insurance Company. (Note 12)

(8)(j)	Shareholder Information Agreement. (Note11)

(8)(k)
Fund Participation Agreement made and entered into as of the 19th day of November, 2019 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and Pruco Life Insurance Company. (Note 1)

(9)	Opinion of Counsel. (Note 11)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements-Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:
(a) Caroline A. Feeney (Note 11)
(b) Salene Hitchcock-Gear (Note 11)
(c) Christine Knight (Note 11)

(d) Dylan J. Tyson (Note 13)
(e) Candace J. Woods (Note 11)
(f) Susan M. Mann (Note 13)
(g) Nandini Mongia (Note 11)
(Note 1)    Filed herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)	Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 4, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 7)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 19, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-184887, filed April 15, 2013, on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 9) Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement No. 333-184888, filed April 5, 2018, on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 10)	Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.
(Note 11) Incorporated by reference to Pre-Effective Amendment No. 2 to Registration No. 333-230983, filed August 1, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-230983, filed October 17, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.
(Note 13) Incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 333-230983, filed December 10, 2019 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Connie W. Tang 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President, Chief Actuary and Appointed Actuary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 15, 2019, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2019, there were 0 Qualified contract owners and 0 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Matthew Sun 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Scott P. Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:
(c) Commissions received by PAD during 2018 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$739,108,837.11	$0	$0	$0
* PAD did not retain any of these commissions.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 19th day of December, 2019.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer
SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 19, 2019
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 19, 2019
Susan M. Mann
Christine Knight*	Director	December 19, 2019
Christine Knight
Nandini Mongia*	Director	December 19, 2019
Nandini Mongia
Candace J. Woods*	Director	December 19, 2019
Candace J. Woods
Salene Hitchcock-Gear*	Director	December 19, 2019
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	December 19, 2019
Caroline A. Feeney

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(4)(p) Form of Fund Access Charge Rider (P-RID-FAC (9/19)).
(5)(a) Application for MyRock Advisor Individual Variable Annuity (P-VA-APP (2/20)).
(8)(k) Fund Participation Agreement made and entered into as of the 19th day of November, 2019 among Vanguard Variable Insurance Fund and The Vanguard Group, Inc. and Vanguard Marketing Corporation and Pruco Life Insurance Company.
(10) Written Consent of Independent Registered Public Accounting Firm.